UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodlands Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: December 31, 2020

Item 1.    Reports to Stockholders

This filing is on behalf of five of the sixty-one Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2020

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”) for the reporting period ended December 31, 2020.

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds“ are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE December 31, 2020

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at July 1, 2020 and held until December 31, 2020. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2020”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2020” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2020

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2020	Ending Account Value Using Actual Return at December 31, 2020	Expenses Paid During the Six Months Ended December 31, 2020*	Beginning Account Value at July 1, 2020	Ending Account Value Using a Hypothetical 5% Assumed Return at December 31, 2020	Expenses Paid During the Six Months Ended December 31, 2020*	Annualized Expense Ratio*
SA American Funds Asset Allocation
Class 1 #@	$1,000.00	$1,141.80	$1.45	$1,000.00	$1,023.78	$1.37	0.27%
Class 3 #@	$1,000.00	$1,140.81	$2.80	$1,000.00	$1,022.52	$2.64	0.52%
SA American Funds Global Growth
Class 1 #@	$1,000.00	$1,254.39	$1.64	$1,000.00	$1,023.68	$1.48	0.29%
Class 3 #@	$1,000.00	$1,251.72	$3.06	$1,000.00	$1,022.42	$2.75	0.54%
SA American Funds Growth
Class 1 #@	$1,000.00	$1,359.08	$1.66	$1,000.00	$1,023.73	$1.42	0.28%
Class 3 #@	$1,000.00	$1,356.51	$3.14	$1,000.00	$1,022.47	$2.69	0.53%
SA American Funds Growth-Income
Class 1 #@	$1,000.00	$1,178.97	$1.59	$1,000.00	$1,023.68	$1.48	0.29%
Class 3 #@	$1,000.00	$1,177.86	$2.96	$1,000.00	$1,022.42	$2.75	0.54%
SA American Funds VCP Managed Allocation
Class 1 #@	$1,000.00	$1,089.86	$1.42	$1,000.00	$1,023.78	$1.37	0.27%
Class 3 #@	$1,000.00	$1,088.75	$2.73	$1,000.00	$1,022.52	$2.64	0.52%

*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 366 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees and assumed expenses for the Portfolios. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2020” and “Annualized Expense Ratios” would have been higher.

@

Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2020 and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2020 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	55,890,704	$1,481,103,645

TOTAL INVESTMENTS (cost $1,277,774,144)@	100.0%	1,481,103,645
Liabilities in excess of other assets	(0.0)	(718,918)

NET ASSETS	100.0%	$1,480,384,727

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$1,481,103,645	$—	$—	$1,481,103,645

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

5

SunAmerica Series Trust SA American Funds Global Growth Portfolio

PORTFOLIO PROFILE — December 31, 2020 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust SA American Funds Global Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	10,260,879	$422,337,792

TOTAL INVESTMENTS (cost $276,397,227)@	100.1%	422,337,792
Liabilities in excess of other assets	(0.1)	(244,921)

NET ASSETS	100.0%	$422,092,871

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$422,337,792	$—	$—	$422,337,792

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

7

SunAmerica Series Trust SA American Funds Growth Portfolio

PORTFOLIO PROFILE — December 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust SA American Funds Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series ® — Growth Fund, Class 1	4,541,219	$545,899,879

TOTAL INVESTMENTS (cost $338,342,636)@	100.1%	545,899,879
Liabilities in excess of other assets	(0.1)	(289,216)

NET ASSETS	100.0%	$545,610,663

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$545,899,879	$—	$—	$545,899,879

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

9

SunAmerica Series Trust SA American Funds Growth-Income Portfolio

PORTFOLIO PROFILE — December 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust SA American Funds Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,889,417	$326,155,910

TOTAL INVESTMENTS (cost $275,364,842)@	100.1%	326,155,910
Liabilities in excess of other assets	(0.1)	(185,198)

NET ASSETS	100.0%	$325,970,712

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$326,155,910	$—	$—	$326,155,910

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

11

SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2020 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Growth-Income Fund, Class P1	150,979,868	$2,115,227,957

TOTAL INVESTMENTS (cost $1,808,704,958)@	100.0%	2,115,227,957
Liabilities in excess of other assets	(0.0)	(994,266)

NET ASSETS	100.0%	$2,114,233,691

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$2,115,227,957	$—	$—	$2,115,227,957

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
ASSETS:
Investment at value (unaffiliated)*	$1,481,103,645	$422,337,792	$545,899,879	$326,155,910	$2,115,227,957
Receivable for:
Fund shares sold	4,002,837	—	—	1,693,476	16,847,814
Investments sold	—	5,756,639	21,966,527	—	—
Prepaid expenses and other assets	7,477	6,101	5,965	5,758	9,837
Due from investment adviser for expense reimbursements/fee waivers	739,754	248,832	277,432	161,554	1,227,047

Total assets	1,485,853,713	428,349,364	568,149,803	328,016,698	2,133,312,655

LIABILITIES:
Payable for:
Fund shares redeemed	—	5,756,639	21,966,527	606	—
Investments purchased	4,002,837	—	—	1,692,870	16,847,814
Investment advisory and management fees	1,047,985	337,701	393,029	228,868	1,665,279
Service fees	306,730	88,768	115,452	67,207	438,179
Transfer agent fees	54	89	76	76	67
Trustees’ fees and expenses	801	435	421	450	268
Other accrued expenses	110,579	72,861	63,635	55,909	127,357

Total liabilities	5,468,986	6,256,493	22,539,140	2,045,986	19,078,964

NET ASSETS	$1,480,384,727	$422,092,871	$545,610,663	$325,970,712	$2,114,233,691

NET ASSETS REPRESENTED BY:
Paid-in capital	1,243,501,586	273,195,487	309,144,890	259,758,128	1,662,671,197
Total accumulated earnings (loss)	236,883,141	148,897,384	236,465,773	66,212,584	451,562,494

NET ASSETS	$1,480,384,727	$422,092,871	$545,610,663	$325,970,712	$2,114,233,691

Class 1 (unlimited shares authorized):
Net assets	$7,207,426	$557,531	$703,653	$566,988	$255,201
Shares of beneficial interest issued and outstanding	436,171	42,085	43,142	48,087	15,765
Net asset value, offering and redemption price per share	$16.52	$13.25	$16.31	$11.79	$16.19

Class 3 (unlimited shares authorized):
Net assets	$1,473,177,301	$421,535,340	$544,907,010	$325,403,724	$2,113,978,490
Shares of beneficial interest issued and outstanding	89,482,630	31,811,132	33,483,068	27,704,737	131,078,033
Net asset value, offering and redemption price per share	$16.46	$13.25	$16.27	$11.75	$16.13

*Cost
Investment securities (unaffiliated)	$1,277,774,144	$276,397,227	$338,342,636	$275,364,842	$1,808,704,958

See Notes To Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$25,084,342	$2,229,294	$2,447,934	$4,584,155	$37,427,640

Total investment income	25,084,342	2,229,294	2,447,934	4,584,155	37,427,640

EXPENSES:
Investment advisory and management fees	10,581,961	3,603,721	3,652,463	2,390,344	18,620,325
Service fees	3,098,569	947,556	1,073,121	702,141	4,899,602
Transfer agent fees	463	969	710	710	658
Custodian and accounting fees	12,013	12,015	12,099	12,040	12,034
Reports to shareholders	109,543	42,845	49,790	37,146	208,821
Audit and tax fees	41,146	46,401	35,893	35,893	41,146
Legal fees	11,618	7,230	6,985	6,383	8,362
Trustees’ fees and expenses	27,411	7,464	8,875	5,821	39,593
Other expenses	35,130	22,003	9,438	11,447	23,281

Total expenses before fee waivers and expense reimbursements	13,917,854	4,690,204	4,849,374	3,201,925	23,853,822

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(7,469,619)	(2,655,373)	(2,578,209)	(1,687,302)	(13,720,239)

Net expenses	6,448,235	2,034,831	2,271,165	1,514,623	10,133,583

Net investment income (loss)	18,636,107	194,463	176,769	3,069,532	27,294,057

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	10,473,694	14,317,218	19,767,724	8,024,409	14,882,915
Net realized gain from capital gain distributions received from underlying funds (unaffliated)	5,630,398	10,887,773	10,204,156	7,427,307	102,926,505

Net realized gain (loss) on investments	16,104,092	25,204,991	29,971,880	15,451,716	117,809,420

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	123,553,069	76,331,840	159,432,338	20,065,996	28,609,625

Net realized and unrealized gain (loss) on investments	139,657,161	101,536,831	189,404,218	35,517,712	146,419,045

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$158,293,268	$101,731,294	$189,580,987	$38,587,244	$173,713,102

See Notes To Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Asset Allocation Portfolio		SA American Funds Global Growth Portfolio		SA American Funds Growth Portfolio
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$18,636,107	$17,832,965	$194,463	$3,008,690	$176,769	$1,626,589
Net realized gain (loss) on investments	16,104,092	53,198,127	25,204,991	48,949,222	29,971,880	49,238,095
Net unrealized gain (loss) on investments	123,553,069	110,621,498	76,331,840	62,726,695	159,432,338	40,453,808

Net increase (decrease) in net assets resulting from operations	158,293,268	181,652,590	101,731,294	114,684,607	189,580,987	91,318,492

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(5,036)	(271,331)	(32,074)	(25,901)	(63,046)	(315)
Distributable earnings — Class 3	(1,067,179)	(70,044,680)	(29,251,778)	(46,412,353)	(49,437,023)	(1,646,049)

Total distributions to shareholders	(1,072,215)	(70,316,011)	(29,283,852)	(46,438,254)	(49,500,069)	(1,646,364)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	147,461,605	273,639,381	(41,254,261)	(30,883,101)	27,547,031	(17,249,591)

TOTAL INCREASE (DECREASE) IN NET ASSETS	304,682,658	384,975,960	31,193,181	37,363,252	167,627,949	72,422,537

NET ASSETS:
Beginning of period	1,175,702,069	790,726,109	390,899,690	353,536,438	377,982,714	305,560,177

End of period	$1,480,384,727	$1,175,702,069	$422,092,871	$390,899,690	$545,610,663	$377,982,714

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Growth-Income Portfolio		SA American Funds VCP Managed Allocation Portfolio
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,069,532	$3,632,580	$27,294,057	$1,944,339
Net realized gain (loss) on investments	15,451,716	35,596,964	117,809,420	25,454,542
Net unrealized gain (loss) on investments	20,065,996	21,535,910	28,609,625	283,553,888

Net increase (decrease) in net assets resulting from operations	38,587,244	60,765,454	173,713,102	310,952,769

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(61,852)	(566)	(564)	(4,391)
Distributable earnings — Class 3	(38,354,060)	(1,226,850)	(4,674,638)	(29,070,206)

Total distributions to shareholders	(38,415,912)	(1,227,416)	(4,675,202)	(29,074,597)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	39,981,300	(18,949,816)	(37,257,949)	41,072,316

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,152,632	40,588,222	131,779,951	322,950,488

NET ASSETS:
Beginning of period	285,818,080	245,229,858	1,982,453,740	1,659,503,252

End of period	$325,970,712	$285,818,080	$2,114,233,691	$1,982,453,740

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty-one separate investment series, five of which are included in this report: SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”) and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”). AGL and USL and VALIC are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Class 1 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares. Class 3 shares of each Portfolio pay service fees at an annual rate of 0.25% of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
SA American Funds Asset Allocation Portfolio	American Funds® Asset Allocation Fund
SA American Funds Global Growth Portfolio	American Funds® Global Growth Fund
SA American Funds Growth Portfolio	American Funds® Growth Fund
SA American Funds Growth-Income Portfolio	American Funds® Growth-Income Fund
SA American Funds VCP Managed Allocation Portfolio	American Funds® Managed Risk Growth-Income Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The SA American Funds Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

The SA American Funds Global Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.

The SA American Funds Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

18

The SA American Funds Growth-Income Portfolio seeks growth and income. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The SA American Funds VCP Managed Allocation Portfolio seeks long-term capital growth and income while seeking to manage volatility and provide downside protection. It invests all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Growth-Income Fund (“the Master Managed Risk Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Fund invests in the shares of an underlying fund, the American Funds Growth-Income Fund and American Funds Bond Fund (the “Underlying Funds”). The Underlying Funds invest in a diversified portfolio of common stocks and other equity securities, bonds and other debt securities and money market instruments.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

19

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of December 31, 2020, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of AFIS. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by U.S. GAAP. The net asset value of per share is calculated once daily as of the close of regular trading on New York Stock Exchange, normally 4:00 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

20

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any, are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examinations by the Internal Revenue Service.

21

LIBOR Risk:    A fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV.

Recent Accounting and Regulatory Developments:    In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Adoption of the ASU had no material impact on the Portfolios.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule will become effective 60 days after publication in the Federal Register, and will have a compliance date 18 months following the effective date. Management is currently evaluating the Rule and its impact to the Portfolios.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2020
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
SA American Funds Asset Allocation	$18,636,107	$15,591,160	$202,655,874	$—	$1,072,215
SA American Funds Global Growth	—	3,249,501	145,647,885	194,463	29,089,389
SA American Funds Growth	176,769	29,270,875	207,018,129	3,420,192	46,079,877
SA American Funds Growth-Income	3,822,091	13,217,705	49,172,789	4,770,252	33,645,660
SA American Funds VCP Managed Allocation	27,294,057	117,809,419	306,459,018	4,675,202	—

	For the year ended December 31, 2019
	Tax Distributions
	Ordinary Income	Long-Term Capital Gains
SA American Funds Asset Allocation	$17,853,138	$52,462,873
SA American Funds Global Growth	3,008,690	43,429,564
SA American Funds Growth	—	1,646,364
SA American Funds Growth-Income	—	1,227,416
SA American Funds VCP Managed Allocation	4,948,518	24,126,079

For the year ended December 31, 2020, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to organizational costs were as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
SA American Funds Asset Allocation	$—	$—	$—
SA American Funds Global Growth	17,844	(17,844)	—
SA American Funds Growth	—	—	—
SA American Funds Growth-Income	752,559	(752,559)	—
SA American Funds VCP Managed Allocation	—	—	—

22

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA American Funds Asset Allocation	$203,329,501	$(673,627)	$202,655,874	$1,278,447,771
SA American Funds Global Growth	145,940,565	(292,680)	145,647,885	276,689,907
SA American Funds Growth	207,557,243	(539,114)	207,018,129	338,881,750
SA American Funds Growth-Income	50,791,068	(1,618,279)	49,172,789	276,983,121
SA American Funds VCP Managed Allocation	306,522,999	(63,981)	306,459,018	1,808,768,939

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets,” as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
SA American Funds Asset Allocation	0.85%
SA American Funds Global Growth	0.95%
SA American Funds Growth	0.85%
SA American Funds Growth-Income	0.85%
SA American Funds VCP Managed Allocation	0.95%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.60%, 0.70%, 0.60%, 0.60%, and 0.70% for SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the year ended December 31, 2020, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
SA American Funds Asset Allocation	$7,469,619
SA American Funds Global Growth	2,655,373
SA American Funds Growth	2,578,209
SA American Funds Growth-Income	1,687,302
SA American Funds VCP Managed Allocation	13,720,239

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2021; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2021 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 1	Class 3
SA American Funds VCP Managed Allocation	0.28%	0.53%

With the exception of advisory fee waivers, for the year ended December 31, 2020, pursuant to the contractual waivers/reimbursement expense referred to above, SAAMCo did not waive or reimburse any expenses.

With the exception of advisory fee waivers, any contractual waivers or reimbursements made by the Adviser are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the year ended December 31, 2020, no amounts were repaid to the Adviser, and there are no remaining balances subject to recoupment.

23

The Trust has entered into a master Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided, pursuant to the agreement. Accordingly, for the year ended December 31, 2020, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended December 31, 2020, service fees were paid (see Statement of Operations) based on the aforementioned rate.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2020 were as follows:

Portfolio	Purchases of Portfolio Securities (excluding U.S. Government Securities)	Sales of Portfolio Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA American Funds Asset Allocation	$176,014,768	$35,950,635	$—	$—
SA American Funds Global Growth	4,284,460	76,856,360	—	—
SA American Funds Growth	56,860,314	81,031,378	—	—
SA American Funds Growth-Income	25,461,416	25,411,419	—	—
SA American Funds VCP Managed Asset Allocation	90,821,647	142,899,147	—	—

Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA American Funds Asset Allocation Portfolio
	Class 1				Class 3
	For the year ended December 31, 2020		For the year ended December 31, 2019		For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	151,188	$2,120,868	222,934	$3,239,870	12,014,655	$178,138,937	16,498,719	$237,438,124
Reinvested dividends	330	5,036	18,522	271,331	70,117	1,067,179	4,784,758	70,044,680
Shares redeemed	(8,959)	(128,203)	(11,495)	(169,328)	(2,317,917)	(33,742,212)	(2,637,839)	(37,185,296)

Net increase (decrease)	142,559	1,997,701	229,961	$3,341,873	9,766,855	145,463,904	18,645,638	$270,297,508

	SA American Funds Global Growth Portfolio
	Class 1				Class 3
	For the year ended December 31, 2020		For the year ended December 31, 2019		For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,655	$220,124	7,893	$87,976	405,126	$4,771,069	874,642	$9,388,124
Reinvested dividends	2,476	32,074	2,390	25,901	2,264,245	29,251,778	4,278,941	46,412,353
Shares redeemed	(561)	(6,767)	(283)	(3,101)	(6,547,398)	(75,522,539)	(8,051,947)	(86,794,354)

Net increase (decrease)	19,570	245,431	10,000	$110,776	(3,878,027)	(41,499,692)	(2,898,364)	$(30,993,877)

	SA American Funds Growth Portfolio
	Class 1				Class 3
	For the year ended December 31, 2020		For the year ended December 31, 2019		For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	30,301	$398,746	8,767	$100,063	4,211,047	$58,934,339	3,015,269	$32,193,311
Reinvested dividends	4,510	63,046	30	315	3,541,334	49,437,023	156,469	1,646,049
Shares redeemed	(5,002)	(76,749)	(1,616)	(19,369)	(5,781,153)	(81,209,374)	(4,728,043)	(51,169,960)

Net increase (decrease)	29,809	385,043	7,181	$81,009	1,971,228	27,161,988	(1,556,305)	$(17,330,600)

24

	SA American Funds Growth-Income Portfolio
	Class 1				Class 3
	For the year ended December 31, 2020		For the year ended December 31, 2019		For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	29,660	$351,145	8,378	$94,666	2,448,044	$26,639,755	1,718,711	$18,733,207
Reinvested dividends	5,764	61,852	52	566	3,584,492	38,354,060	113,808	1,226,850
Shares redeemed	(589)	(6,705)	(129)	(1,517)	(2,255,239)	(25,418,807)	(3,611,355)	(39,003,588)

Net increase (decrease)	34,835	406,292	8,301	$93,715	3,777,297	39,575,008	(1,778,836)	$(19,043,531)

	SA American Funds VCP Managed Allocation Portfolio
	Class 1				Class 3
	For the year ended December 31, 2020		For the year ended December 31, 2019		For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,742	$113,672	6,181	$85,928	6,072,969	$92,554,650	8,554,243	$117,397,960
Reinvested dividends	37	564	301	4,391	305,332	4,674,638	2,003,304	29,070,206
Shares redeemed	(792)	(11,391)	(9,123)	(135,373)	(9,311,010)	(134,590,082)	(7,526,249)	(105,350,796)

Net increase (decrease)	6,987	102,845	(2,641)	$(45,054)	(2,932,709)	(37,360,794)	3,031,298	$41,117,370

Note 7.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Prior to September 4, 2020, interest is payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Effective September 4, 2020, interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

For the year ended December 31, 2020, the Portfolios did not utilize the line of credit.

Note 8.  Transactions with Affiliates

At December 31, 2020, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC
SA American Funds Asset Allocation	6.53%	89.35%	4.12%
SA American Funds Global Growth	4.88%	94.37%	0.75%
SA American Funds Growth	4.69%	93.67%	1.64%
SA American Funds Global-Income	5.62%	92.58%	1.80%
SA American Funds VCP Managed Allocation	9.83%	86.62%	3.55%

Note 9.  Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds Asset Allocation Portfolio Class 1
09/26/16#-12/31/16	$12.86	$0.18	$0.07	$0.25	$—	$—	$—	$13.11	1.94%	$102	0.29	%†	5.35	%†	4%
12/31/17	13.11	0.23	1.88	2.11	(0.12)	(0.25)	(0.37)	14.85	16.10	201	0.28		1.64		1
12/31/18	14.85	0.32	(0.99)	(0.67)	(0.44)	(0.80)	(1.24)	12.94	(4.58)	824	0.27		2.30		1
12/31/19	12.94	0.43	2.31	2.74	(0.27)	(0.70)	(0.97)	14.71	21.22	4,320	0.27		3.05		2
12/31/20	14.71	0.28	1.54	1.82	—	(0.01)	(0.01)	16.52	12.40	7,207	0.27		1.92		3

SA American Funds Asset Allocation Portfolio Class 3
12/31/16	13.05	0.20	0.95	1.15	(0.24)	(0.86)	(1.10)	13.10	9.09	272,006	0.54		1.52		4
12/31/17	13.10	0.23	1.84	2.07	(0.11)	(0.25)	(0.36)	14.81	15.84	548,335	0.53		1.69		1
12/31/18	14.81	0.24	(0.95)	(0.71)	(0.37)	(0.80)	(1.17)	12.93	(4.86)	789,902	0.52		1.68		1
12/31/19	12.93	0.26	2.44	2.70	(0.24)	(0.70)	(0.94)	14.69	20.91	1,171,382	0.52		1.82		2
12/31/20	14.69	0.22	1.56	1.78	—	(0.01)	(0.01)	16.46	12.14	1,473,177	0.52		1.49		3

SA American Funds Global Growth Portfolio Class 1
09/26/16#-12/31/16	11.64	0.09	(0.58)	(0.49)	—	—	—	11.15	(4.21)	96	0.29	†	2.92	†	10
12/31/17	11.15	0.08	3.37	3.45	(0.13)	(1.34)	(1.47)	13.13	31.51	126	0.28		0.64		1
12/31/18	13.13	0.09	(1.23)	(1.14)	(0.22)	(2.62)	(2.84)	9.15	(9.12)	115	0.27		0.68		5
12/31/19	9.15	0.14	3.07	3.21	(0.12)	(1.30)	(1.42)	10.94	35.27	246	0.29		1.34		1
12/31/20	10.94	0.05	3.25	3.30	(0.04)	(0.95)	(0.99)	13.25	30.48	558	0.29		0.41		1

SA American Funds Global Growth Portfolio Class 3
12/31/16	13.29	0.08	0.01	0.09	(0.23)	(2.00)	(2.23)	11.15	0.37	411,747	0.53		0.62		10
12/31/17	11.15	0.04	3.37	3.41	(0.13)	(1.34)	(1.47)	13.09	31.05	439,414	0.53		0.33		1
12/31/18	13.09	0.05	(1.21)	(1.16)	(0.15)	(2.62)	(2.77)	9.16	(9.28)	353,422	0.53		0.35		5
12/31/19	9.16	0.09	3.09	3.18	(0.09)	(1.30)	(1.39)	10.95	34.93	390,653	0.54		0.79		1
12/31/20	10.95	0.01	3.25	3.26	(0.01)	(0.95)	(0.96)	13.25	30.09	421,535	0.54		0.05		1

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average assets):

Portfolio	12/16		12/17	12/18	12/19	12/20
SA American Funds Asset Allocation Class 1	0.60	%†	0.60%	0.60%	0.60%	0.60%
SA American Funds Asset Allocation Class 3	0.60		0.60	0.60	0.60	0.60
SA American Funds Global Growth Class 1	0.70	†	0.70	0.70	0.70	0.70
SA American Funds Global Growth Class 3	0.70		0.70	0.70	0.70	0.70

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds Growth Portfolio Class 1
09/26/16#-12/31/16	$11.24	$0.08	$0.23	$0.31	$—	$—	$—	$11.55	2.76%	$103	0.30	%†	2.63	%†	4%
12/31/17	11.55	0.06	3.12	3.18	(0.07)	(1.51)	(1.58)	13.15	28.24	132	0.28		0.48		1
12/31/18	13.15	(0.32)	0.41	0.09	(0.19)	(3.82)	(4.01)	9.23	(0.40)	57	0.27		(2.25)		4
12/31/19	9.23	0.13	2.70	2.83	—	(0.05)	(0.05)	12.01	30.75	160	0.29		1.22		7
12/31/20	12.01	0.05	5.92	5.97	(0.14)	(1.53)	(1.67)	16.31	52.09	704	0.28		0.34		13

SA American Funds Growth Portfolio Class 3
12/31/16	14.43	0.06	1.06	1.12	(0.05)	(3.96)	(4.01)	11.54	9.17	321,687	0.53		0.49		4
12/31/17	11.54	0.03	3.12	3.15	(0.06)	(1.51)	(1.57)	13.12	28.02	350,726	0.54		0.19		1
12/31/18	13.12	0.02	0.04	0.06	(0.12)	(3.82)	(3.94)	9.24	(0.55)	305,503	0.53		0.13		4
12/31/19	9.24	0.05	2.75	2.80	—	(0.05)	(0.05)	11.99	30.39	377,823	0.54		0.47		7
12/31/20	11.99	0.01	5.91	5.92	(0.11)	(1.53)	(1.64)	16.27	51.72	544,907	0.53		0.04		13

SA American Funds Growth-Income Portfolio Class 1
09/26/16#-12/31/16	11.83	0.16	0.26	0.42	—	—	—	12.25	3.55	104	0.29	†	4.89	†	3
12/31/17	12.25	0.18	2.47	2.65	(0.23)	(1.68)	(1.91)	12.99	22.39	127	0.29		1.38		2
12/31/18	12.99	0.06	(0.17)	(0.11)	(0.41)	(2.93)	(3.34)	9.54	(1.86)	47	0.28		0.45		4
12/31/19	9.54	0.21	2.28	2.49	—	(0.05)	(0.05)	11.98	26.17	159	0.31		2.06		4
12/31/20	11.98	0.18	1.27	1.45	(0.23)	(1.41)	(1.64)	11.79	13.47	567	0.29		1.60		9

SA American Funds Growth-Income Portfolio Class 3
12/31/16	13.63	0.16	1.20	1.36	(0.20)	(2.55)	(2.75)	12.24	11.16	258,669	0.54		1.19		3
12/31/17	12.24	0.14	2.47	2.61	(0.22)	(1.68)	(1.90)	12.95	22.08	281,189	0.54		1.06		2
12/31/18	12.95	0.14	(0.28)	(0.14)	(0.34)	(2.93)	(3.27)	9.54	(2.05)	245,183	0.53		1.07		4
12/31/19	9.54	0.15	2.30	2.45	—	(0.05)	(0.05)	11.94	25.75	285,659	0.55		1.37		4
12/31/20	11.94	0.12	1.30	1.42	(0.20)	(1.41)	(1.61)	11.75	13.25	325,404	0.54		1.09		9

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average assets):

Portfolio	12/16		12/17	12/18	12/19	12/20
SA American Funds Growth Class 1	0.60	%†	0.60%	0.60%	0.60%	0.60%
SA American Funds Growth Class 3	0.60		0.60	0.60	0.60	0.60
SA American Funds Growth-Income Class 1	0.60	†	0.60	0.60	0.60	0.60
SA American Funds Growth-Income Class 3	0.60		0.60	0.60	0.60	0.60

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds VCP Managed Allocation Portfolio Class 1
09/26/16#-12/31/16	$12.66	$0.05	$0.16	$0.21	$—	$—	$—	$12.87	1.66%	$102	0.28	%†	1.40	%†	2%
12/31/17	12.87	0.07	1.82	1.89	(0.11)	(0.28)	(0.39)	14.37	14.78	123	0.27		0.51		2
12/31/18	14.37	0.22	(0.92)	(0.70)	(0.28)	(0.71)	(0.99)	12.68	(4.89)	145	0.27		1.56		103
12/31/19	12.68	0.06	2.32	2.38	(0.07)	(0.18)	(0.25)	14.81	18.81	130	0.28		0.42		4
12/31/20	14.81	0.21	1.21	1.42	—	(0.04)	(0.04)	16.19	9.57	255	0.27		1.38		5

SA American Funds VCP Managed Allocation Portfolio Class 3
12/31/16	12.22	0.14	0.72	0.86	(0.09)	(0.12)	(0.21)	12.87	7.07	1,215,590	0.53		1.16		2
12/31/17	12.87	0.04	1.80	1.84	(0.10)	(0.28)	(0.38)	14.33	14.41	1,654,513	0.52		0.26		2
12/31/18	14.33	0.19	(0.93)	(0.74)	(0.21)	(0.71)	(0.92)	12.67	(5.12)	1,659,358	0.52		1.32		103
12/31/19	12.67	0.01	2.33	2.34	(0.04)	(0.18)	(0.22)	14.79	18.48	1,982,324	0.53		0.11		4
12/31/20	14.79	0.21	1.17	1.38	—	(0.04)	(0.04)	16.13	9.32	2,113,978	0.52		1.39		5

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	12/16		12/17	12/18	12/19	12/20
SA American Funds VCP Managed Allocation Class 1	0.70	%†	0.70%	0.70%	0.70%	0.70%
SA American Funds VCP Managed Allocation Class 3	0.70		0.70	0.70	0.70	0.70

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

28

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of SA American Funds Asset

Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth-Income Portfolio, SA American Funds Growth Portfolio and SA American Funds VCP Managed Allocation Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth-Income Portfolio, SA American Funds Growth Portfolio and SA American Funds VCP Managed Allocation Portfolio (constituting SunAmerica Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

February 25, 2021

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust, Seasons Series Trust and Anchor Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

29

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2020 (unaudited)

At a meeting held on October 7, 2020, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to the American Funds Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and VCP Managed Asset Allocation Portfolio (collectively, the “Portfolios”) the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”).

In connection with the approval of the Advisory Agreement, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Agreement. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust; and

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and its affiliates.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory fees compared to advisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (the “Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio and manages the daily business affairs of the Trust, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance and other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

30

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2020 (unaudited) (continued)

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s compliance and regulatory history, including information about any litigation, regulatory actions or investigations that could impair its ability to serve as an adviser to the Portfolios. The Board considered SAAMCo’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.

To assist in analyzing the reasonableness of the advisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolios. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are “Expense Groups” and “Performance Groups” that represent those peer groups of funds used to compare expenses and performance, respectively.

The performance information included annualized returns for the period since inception and the one-, three-, five-and ten-year periods, as applicable, ended June 30, 2020 from Broadridge and performance information as of June 30, 2020 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.

The Boards considered that certain Portfolios pay advisory fees indirectly to Capital Research & Management Company (“Capital Research”) through their investment in the master funds. The Boards further considered the amount of such fees and the amount of the management fees paid to SAAMCo and determined that the amounts paid to SAAMCo by such Portfolios were reasonable in light of the services performed by SAAMCo.

•

SA American Funds® Asset Allocation Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed at the medians of its Performance Group for the one- and ten-year periods, above the median for the five-year period and slightly below the median for the three-year period. The Board took into account management’s discussion of the Master Fund’s performance.

•

SA American Funds® Global Growth Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board considered that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.70% of its investment advisory fee.

31

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2020 (unaudited) (continued)

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the same periods.

•

SA American Funds® Growth-Income Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee.

The Board considered that the Portfolio outperformed its benchmark index for the three-, five- and ten-year periods but below that index for the one-year period. The Board also noted that the Portfolio performed at or near the medians of its Performance Group for the three-, five- and ten-year periods and below the median for the one-year period. The Board took into account management’s discussion of the Master Fund’s performance.

•

SA American Funds® Growth Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee.

The Board considered that the Portfolio performed above its benchmark index for the one- and five-year periods and below that index for the three- and ten-year periods. The Board further considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-, five-, and ten-year periods. The Board took into account management’s discussion of the Master Fund’s performance.

•

SA American Funds® VCP Managed Asset Allocation Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that actual management fees were below and total expenses were above the medians of its Expense Group. The Board further noted that SAAMCo has contractually agreed to waive 0.70% of its advisory fee and that there is an expense limitation of 0.28% and 0.53% on Class 1 and Class 3 shares, respectively. The Board took account of management’s discussion of the Portfolio’s expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SAAMCo for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

32

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2020 (unaudited) (continued)

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and the affiliated Life Companies. The Board considered that, pursuant to administrative services agreements between SAAMCo and each of the Life Companies, SAAMCo pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SAAMCo’s profitability was generally in the range of the profitability of companies contained in the report.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

Terms of Advisory Agreement.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by SAAMCo as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

33

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett F. Bouton Age: 76	Trustee	2007 – Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	80	Chairman/Director, The LECG Group (consulting services) (2006-2010).

Carl D. Covitz Age: 81	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973-Present).	80	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 72	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting). (2003-Present).	80	Director, Countrywide Bank (2003-2008) and Director, Cathay General Bancorp and CathayBank (banking) (2012-Present).

Gilbert T. Ray Age: 76	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000-Present).	80	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (2002-2016); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (2004-Present); Director Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (2010-2016).

Allan L. Sher Age: 89	Trustee	1997 – Present	Retired Brokerage Executive (1992-Present).	80	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 72	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	80	Director, GrandPoint Bank (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003-Present); Director, Healthnet International, Inc. (business services) (2000-2016).
Interested Trustee

Sharon French (2) Age: 55	Trustee	2019 – present	President and CEO of SunAmerica (since 2019); Vice President of AIG (since 2019); Executive Vice President and Head of Beta Solutions, OppenheimerFunds (2016-2019); President, F-Squared Capital, LLC (financial services) (2013-2015).	80	None

34

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 52	President	2007 – Present	Chief Financial Officer, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2004-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A

Kathleen D. Fuentes Age: 51	Chief Legal Officer, Vice President, and Secretary	2015 – Present	Vice President and Deputy General Counsel, SAAMCo (2004-Present).	N/A	N/A

Christopher C. Joe Age: 51	Chief Compliance Officer	2017-Present	Chief Compliance Officer, AIG Funds, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco Powershares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010- 2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).	N/A	N/A

Gregory N. Bressler Age: 54	Vice President and Assistant Secretary	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A

Gregory R. Kingston Age 54	Treasurer	2014 – Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014-Present)	N/A	N/A

Shawn Parry Age: 48	Vice President and Assistant Treasurer	2014 – Present	Assistant Vice President, SAAMCo (2005-2014); Vice President, SAAMCo (2014-Present).	N/A	N/A

Donna McManus Age: 59	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A

Matthew J. Hackethal Age: 49	Anti-Money Laundering Compliance Officer	2006 – Present	Acting Chief Compliance Officer (2016-2017); Chief Compliance Officer, SAAMCo (2006-Present) and Vice President, SAAMCo (2011 to Present).	N/A	N/A

†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (61 portfolios), the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (4 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Specialty Series (6 funds), VALIC Company I (45 portfolios), and VALIC Company II (15 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President and CEO of SunAmerica.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the 1940 Act.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

35

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2020.

During the year ended December 31, 2020 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains*	Qualifying% for the Dividends Received Deduction

SA American Funds Asset Allocation Portfolio Class 1	$0.01	$—	$—	$0.01	—%

SA American Funds Asset Allocation Portfolio Class 3	0.01	—	—	0.01	—

SA American Funds Global Growth Portfolio Class 1	0.99	0.04	—	0.95	100.00

SA American Funds Global Growth Portfolio Class 3	0.96	0.01	—	0.95	100.00

SA American Funds Growth Portfolio Class 1	1.67	0.14	—	1.53	100.00

SA American Funds Growth Portfolio Class 3	1.64	0.11	—	1.53	100.00

SA American Funds Growth-Income Portfolio Class 1	1.64	0.23	—	1.41	100.00

SA American Funds Growth-Income Portfolio Class 3	1.61	0.20	—	1.41	100.00

SA American Funds VCP Managed Allocation Portfolio Class 1	0.04	—	0.04	—	100.00

SA American Funds VCP Managed Allocation Portfolio Class 3	0.04	—	0.04	—	100.00

*	Short-term capital gains are treated as ordinary income for tax purposes

36

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented Feeder Portfolios of SunAmerica Series Trust (the “Trust”) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2020.

The following graphs and tables show the performance of the Portfolios at the SunAmerica Series Trust Feeder Funds level and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indexes.

The SA American Funds portfolios (“Feeder Funds”) are a part of the Trust and currently do not buy individual securities directly, but instead invest all of their assets in the underlying funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the underlying Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s underlying Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

Market indices referenced are unmanaged. You cannot invest directly in an index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

37

American Funds

SA American Funds Asset Allocation Portfolio — Class 3

SA American Funds Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/20
	Class 1*	Class 3*
1-year	12.40%	12.14%
5-year	N/A	10.27%
10-year	N/A	9.58%
Since Inception	10.63%	7.22%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

3	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds Asset Allocation Portfolio — Class 3 (Feeder Fund), which is a mix of stocks and bonds, returned 12.14% for the twelve months ended December 31, 2020. The S&P 500® Index increased 18.40% over the same period, while the Bloomberg Barclays U.S. Aggregate Bond Index returned 7.51%. The Blended Index (60% S&P 500 ® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index) increased 14.73%. The American Funds Insurance Series® Asset Allocation Fund — Class 1 (Master Fund), which is a mix of stocks and bonds, returned 12.71% for the annual period.

U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that benefited from stay-at-home restrictions led markets, including Amazon and Netflix. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced below $0 for the first time in history amid fears of dwindling storage capacity. The real estate and financials sectors were also negative for the year, each declining 2%.

Investments in the information technology sector, the Master Fund’s largest sector holding, contributed to relative returns. Within the sector, TSMC and ASML Holding contributed to relative results with double-digit returns that outpaced the general market. On the downside, commercial aerospace company Boeing detracted from relative returns as shares slumped in the face of unprecedented disruptions arising from the COVID-19 pandemic. The fixed income investments were additive to relative returns due to sector positioning and security selection.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

38

American Funds

SA American Funds Global Growth Portfolio — Class 3

SA American Funds Global Growth Portfolio
Average Annual Total Returns as of 12/31/20
	Class 1*	Class 3*
1-year	30.48%	30.09%
5-year	N/A	15.94%
10-year	N/A	12.54%
Since Inception	17.93%	10.04%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The MSCI ACWI (net) Index captures large and mid cap representation across 23 developed and 27 emerging markets countries. The index covers approximately 85% of the global investable equity opportunity set. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds Global Growth Portfolio — Class 3 (Feeder Fund) returned 30.09% for the twelve months ended December 31, 2020, compared with a 16.26% return for the MSCI ACWI (net) Index. The American Funds Insurance Series® Global Growth Fund — Class 1 (Master Fund) returned 30.79% for the annual period.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted a few key market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

Stock selection and allocation within the information technology sector were large relative return drivers. The Master Fund’s relative weightings in ASML and TSMC benefitted as both outpaced the wider market and were among the top contributors to relative returns. Consumer discretionary stock Amazon also helped relative returns, as its returns outpaced the market. The biggest drag on relative results was Apple, a stock the Master Fund didn’t own, as it proved to be one of the strongest performers for the year. On a geographic basis, stocks of companies domiciled in the United States and the Netherlands were additive to results, while stocks of companies based in France and Switzerland detracted.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

39

American Funds

SA American Funds Growth Portfolio — Class 3

SA American Funds Growth Portfolio
Average Annual Total Returns as of 12/31/20
	Class 1*	Class 3*
1-year	52.09%	51.72%
5-year	N/A	22.42%
10-year	N/A	16.51%
Since Inception	25.22%	11.96%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds Growth Portfolio — Class 3 (Feeder Fund) returned 51.72% for the twelve months ended December 31, 2020, compared with a 18.40% increase in the S&P 500® Index. The American Funds Insurance Series® Growth Fund — Class 1 (Master Fund) returned 52.45% for the annual period.

U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that benefited from stay-at-home restrictions led markets, including Amazon and Netflix. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced below $0 for the first time in history amid fears of dwindling storage capacity. The real estate and financials sectors were also negative for the year, each declining 2%.

The Master Fund’s top contributors in relative terms were the consumer discretionary and communication services sectors. Investments in Tesla and Netflix were additive to relative results. Tesla’s shares soared as founder Elon Musk’s effort to bring electric vehicles into the mainstream gained traction, transforming the company’s underlying financial performance. On the downside, investments in Suncor Energy and MTU Aero Engines detracted from relative returns. The significantly lower-than-benchmark position in Apple, which proved to be a high-performing stock, also detracted from relative returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

40

American Funds

SA American Funds Growth-Income Portfolio — Class 3

SA American Funds Growth-Income Portfolio
Average Annual Total Returns as of 12/31/20
	Class 1*	Class 3*
1-year	13.47%	13.25%
5-year	N/A	13.61%
10-year	N/A	12.42%
Since Inception	14.48%	8.62%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds Growth-Income Portfolio — Class 3 (Feeder Fund) returned 13.25% for the 12 months ended December 31, 2020, while the S&P 500® Index increased 18.40% over the same period. The American Funds Insurance Series® Growth-Income Fund — Class 1 (Master Fund) returned 13.81% for annual period.

U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that benefited from stay-at-home restrictions led markets, including Amazon and Netflix. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced below $0 for the first time in history amid fears of dwindling storage capacity. The real estate and financials sectors were also negative for the year, each declining 2%.

The Master Fund’s investments in the communications services sector contributed the most to relative returns. Among these stocks, Netflix added the most to relative results as shares soared while stay-at-home orders spurred demand for internet-streaming media. On the downside, the lower-than-index position in information technology stocks, a sector that performed strongly over the period, weighed on relative returns. In particular, the lower-than-index investment in Apple hindered sector results the most as Apple shares outperformed the broader market over the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

41

American Funds

SA American Funds VCP Managed Allocation Portfolio — Class 3

SA American Funds VCP Managed Allocation Portfolio
Average Annual Total Returns as of 12/31/20
	Class 1*	Class 3*
1-year	9.57%	9.32%
5-year	N/A	8.53%
10-year	N/A	N/A
Since Inception	9.01%	7.77%
*	Inception date for Class 1: 09/26/16; Class 3: 10/15/12.

1

The S&P 500® Managed Risk Index — Moderate is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds VCP Managed Allocation Portfolio — Class 3 (Feeder Fund) returned 9.32% for the twelve months ended December 31, 2020. The S&P 500® Managed Risk Index — Moderate Index increased 6.83% over the same period. The American Funds Insurance Series® Managed Risk Growth-Income Fund — Class P1 (Master Fund) returned 9.85% for the period.

The SA American Funds VCP Managed Allocation Portfolio is a Feeder Fund investing in shares of American Funds Insurance Series® Managed Risk Growth-Income Fund (Master Fund). The Master Fund pursues its objective by investing in shares of American Funds Insurance Series® Growth-Income Fund and American Funds Insurance Series® Bond Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the Master Fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the Master Fund’s results can be expected to lag those of the Master Fund’s underlying fund.

The underlying American Funds Insurance Series® Growth-Income Fund’s stock selection in the communication services sector was a top contributor to relative returns, while stock selection in the information technology sector detracted from relative results.

42

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

December 31, 2020 (unaudited)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA American Funds Asset Allocation Portfolio

SA American Funds VCP Managed Allocation Portfolio

(each, a “Portfolio,” and together, the “Portfolios”)

Supplement dated November 12, 2020

to the Portfolios’ Summary Prospectus and Prospectus dated

May 1, 2020, as supplemented and amended to date

Capital Group portfolio manager James R. Mulally has announced his intention to retire effective March 31, 2021. Accordingly, effective March 31, 2021, all references to Mr. Mulally will be deleted from the Portfolios’ Prospectus and Summary Prospectuses.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

43

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

December 31, 2020 (unaudited) (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA American Funds Growth Portfolio

(the “Portfolio”)

Supplement dated November 12, 2020

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2020, as supplemented and amended to date

Michael T. Kerr has retired from Capital Group and is no longer acting as a portfolio manager of the American Funds Insurance Series® Growth Fund (the “Master Growth Fund”). Accordingly, all references to Mr. Kerr on the Portfolio’s Summary Prospectus and Prospectus are hereby deleted. Dylan Yolles has been named portfolio manager of the Master Growth Fund. Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA American Funds Growth Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” the following information is added:

Name and Title	Portfolio Manager of Master Growth Fund Since

Dylan Yolles Equity Portfolio Manager	2020

In the section of the Prospectus entitled “Management,” under the heading “Portfolio Management of the Master Funds,” the following paragraph is added under “Master Growth Fund Team Members”:

Dylan Yolles is an equity portfolio manager at Capital Group. He has 22 years of investment experience and has been with Capital Group for 20 years. Earlier in his career, as an equity investment analyst at Capital, he covered U.S. and European software companies, as well as U.S. and Canadian railroads. Before joining Capital, Mr. Yolles was a select fund portfolio manager and an equity analyst covering software, chemicals, gaming and lodging at Fidelity in Boston. Mr. Yolles holds an MBA from Stanford Graduate School of Business and a bachelor’s degree from Stanford University. Mr. Yolles is based in Los Angeles.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

44

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

45

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

46

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397AR.14 (2/21)

American Funds Insurance Series®

Annual report
for the year ended
December 31, 2020

CAPITAL GROUP® | AMERICAN FUNDS®

Investing in global companies for the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

46	Global Growth Fund

50	Global Small Capitalization Fund

57	Growth Fund

63	International Fund

68	New World Fund®

80	Blue Chip Income and Growth Fund

84	Global Growth and Income Fund

88	Growth-Income Fund

95	International Growth and Income Fund

99	Capital Income Builder®

115	Asset Allocation Fund

148	Global Balanced Fund

160	Bond Fund

180	Capital World Bond Fund®

200	High-Income Bond Fund

218	American Funds Mortgage Fund®

224	Ultra-Short Bond Fund

226	U.S. Government/AAA-Rated Securities Fund

233	Managed Risk Growth Fund

234	Managed Risk International Fund

235	Managed Risk Blue Chip Income and Growth Fund

236	Managed Risk Growth-Income Fund

238	Managed Risk Asset Allocation Fund

239	Financial statements

Fellow investors:

Global stocks, as measured by the MSCI ACWI (All Country World Index),1,2 rose 16.25% in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. Technology stocks led markets higher, gaining more than 40%, followed closely by consumer discretionary stocks. Digitally focused companies prospered as millions of homebound customers switched to online services for food, entertainment and other basic needs. Conversely, energy stocks and travel-related stocks plummeted as government-imposed lockdowns brought the global economy to a crawl.

U.S. equities showed resilience during a volatile year that included civil unrest and a contentious presidential election on top of pandemic-related pressures, ending the year at all-time highs, with an increase of 21.37% recorded by the MSCI USA Index1,3. Massive stimulus helped calm markets even as government restrictions aimed at curbing the spread of COVID-19 brought segments of the economy to a near standstill. In March, Congress passed the $2 trillion CARES Act, which included aid for individuals and businesses most economically impacted by the pandemic. A $900 billion stimulus package followed in December, after COVID-19 cases accelerated in the fall. The Federal Reserve cut rates 150 basis points in March, bringing the lower range of its target rate near zero for the first time since 2015.

European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Italy was struck hard and early by COVID-19, which then spread quickly throughout the continent, crippling key industries including tourism, banking and aircraft manufacturing. Overall, the MSCI Europe Index1,4 fell 2.21% in local currency terms. However, in U.S. dollar terms, the index registered a 5.38% gain as a weak dollar provided a currency tailwind to international equity markets. Elsewhere among developed markets, the Japanese economy entered its first recession since 2015 as the pandemic exacerbated a slowdown that began in late 2019. The Summer Olympics in Tokyo were postponed to 2021, dealing another blow to the economy. The MSCI Japan Index1,5 gained 14.48% over the year.

Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea. A weakening U.S. dollar and strengthening prices for industrial metals and oil further boosted gains, which were

All market returns referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. Source: MSCI.

[1]	Source: MSCI.
[2]

The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.

[3]

The MSCI USA Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the U.S. portion of the world market. Results reflect dividends gross of withholding taxes.

[4]

MSCI Europe Index is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 10 developed equity markets in Europe. Results reflect dividends net of withholding taxes.

[5]	MSCI Japan Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market results of Japan. Results reflect dividends net of withholding taxes.

American Funds Insurance Series      1

led by the information technology and health care sectors. Overall, the MSCI Emerging Markets Investable Market Index1,6 bounced back from steep losses in early 2020 to finish up 18.39% for the year. Being the first country to shut down its economy and the first to reopen during the pandemic, China led the global economic rebound after quarantine measures there eased.

Government bonds advanced as central banks around the world slashed interest rates and ramped up stimulus programs in an attempt to counter the damaging effects of the pandemic. The U.S. Federal Reserve cut rates to near zero in March, launched an array of emergency lending programs, and expanded an aggressive asset purchase program. The Bloomberg Barclays U.S. Corporate Investment Grade Index7,8 and the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index7,9 gained 9.89% and 7.05%, respectively. More broadly, the Bloomberg Barclays Global Aggregate Index7,10 was up 9.20%, while the Bloomberg Barclays U.S. Aggregate Index7,11 advanced 7.51%. The J.P. Morgan Emerging Markets Bond Index7,12 – Global gained 5.88%.

In foreign exchange markets, the U.S. dollar fell against the euro, the yen and most other currencies. Signaling a potential end to about a decade of dollar strength, the euro rose 9.00% against the greenback. Late in the year, the British pound staged a strong rally as Brexit negotiators approved a new trade agreement governing the relationship between the United Kingdom and the European Union.

Looking ahead

The future path for stocks remains difficult to predict, as always. Investors are currently counting on a strong economic recovery as vaccines roll out and reduce the impact of the coronavirus. They are also counting on a continuation of supportive fiscal and monetary policies from the government, with low, accommodative interest rates. We expect these assumptions to hold true, and that we will find plenty of attractive securities in this environment. Digital-enabled business trends have been accelerated due to the pandemic, and many old-technology businesses should improve as the recovery continues, so there is much to be excited about.

However, we must keep in mind that these conditions are not guaranteed. New variants of the virus may cause a temporary stall, and if interest rates rise too much, there may be a concomitant decrease in the valuation of stocks. So, we will be watching carefully as we execute our investment approach, which seeks to appropriately balance risk and return. New individual investors attracted by the strong recent results of the stock market may be surprised when a patch of volatility inevitably recurs — but with our long history and investment horizon, we will view any such occurrences as opportunities.

Our time-tested process, based on extensive research, a long-term outlook and close attention to valuation, has served investors well over time, and will continue. As always, we thank you for your continued support of our efforts and we look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Co-President

Alan N. Berro

Co-President

February 12, 2021

[6]

MSCI Emerging Markets Investable Market Index (IMI) is a free float-adjusted market capitalization weighted index that is designed to measure results of the large-, mid-, and small-capitalization segments of more than 20 emerging equity markets. Results reflect dividends net of withholding taxes.

[7]	Source: Bloomberg Index Services Ltd.
[8]

Bloomberg Barclays U.S. Corporate Investment Grade Index represents the universe of investment grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

[9]	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.
[10]	Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets.
[11]	Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[12]

JP Morgan Emerging Markets Bond Index – Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities, including Brady bonds, loans and Eurobonds.

2      American Funds Insurance Series

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

For New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund, the investment adviser is currently waiving a portion of its management fee equal to 0.18%, 0.26%, 0.10% and 0.18%, respectively, of each fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers, without which results would have been lower. See the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2021, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series — Growth FundSM and American Funds Insurance Series — Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series — International FundSM and American Funds Insurance Series — Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series — Blue Chip Income and Growth FundSM and American Funds Insurance Series — U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series — Growth-Income FundSM and American Funds Insurance Series — Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series — Asset Allocation FundSM. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

American Funds Insurance Series      3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund advanced 30.79% for the 12 months ended December 31, 2020, compared with a 16.25% increase in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

Stock selection and allocation within the information technology sector were large relative return drivers. The fund’s relative weightings in ASML and TSMC benefitted the fund as both outpaced the wider market and were among the top contributors to the fund’s relative returns. Consumer discretionary stock Amazon also helped the fund’s relative returns, as its returns outpaced the market.

The biggest drag on relative results was Apple — a stock the fund didn’t own — as it proved to be one of the strongest performers for the year.

On a geographic basis, stocks of companies domiciled in the United States and the Netherlands were additive to results, while stocks of companies based in France and Switzerland detracted.

The fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high quality products, and whose values are not yet fully reflected in their share prices.

4      American Funds Insurance Series

Global Growth Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20202

	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio
Class 1	30.79%	16.55%	13.14%	11.01%	.56%
Class 1A	30.49	16.27	12.86	10.74	.81
Class 2	30.47	16.26	12.86	10.74	.81
Class 4	30.17	15.96	12.62	10.48	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 30.04% for the 12 months ended December 31, 2020. Its benchmark, the MSCI All Country World Small Cap Index,1 a free float-adjusted market capitalization-weighted index designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, gained 16.33%.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

Fund holdings in the information technology and financial sectors contributed the most to relative returns. Information technology stock Cree widely outpaced the broader market and was among the fund’s top contributors over the period. However, the fund’s holdings of health care company Cortexyme detracted from returns.

While investments in U.S. companies were additive to returns, investments in companies domiciled in Brazil detracted.

The fund’s portfolio managers continue to seek investment opportunities in undervalued companies that have the potential to change industries and benefit shareholders. They believe rigorous bottom-up research into each potential equity investment can help achieve this goal. The fund currently holds more than 250 companies diversified across geographies and industries. As always, we maintain our commitment to investing for the long term.

6      American Funds Insurance Series

Global Small Capitalization Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20202

	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Expense ratio
Class 1	30.04%	14.71%	9.70%	10.53%	74%
Class 1A	29.72	14.45	9.44	10.25	.99
Class 2	29.72	14.43	9.43	10.25	.99
Class 4	29.39	14.15	9.17	9.98	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 52.45% for the 12 months ended December 31, 2020, compared with a 18.40% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that benefited from stay-at-home restrictions led markets, including Amazon and Netflix. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced below $0 for the first time in history amid fears of dwindling storage capacity. The real estate and financials sectors were also negative for the year, each declining 2%.

The fund’s top contributors in relative terms were the consumer discretionary and communication services sectors. Investments in Tesla and Netflix were additive to relative results. Tesla’s shares soared as founder Elon Musk’s effort to bring electric vehicles into the mainstream gained traction, transforming the company’s underlying financial performance.

On the downside, investments in Suncor Energy and MTU Aero Engines detracted from relative returns. The fund’s significantly lower-than-benchmark position in Apple, which proved to be a high-performing stock, also detracted from relative returns.

Although U.S. economic growth remained solid, the fund’s portfolio managers are keeping a close watch on the impact of COVID-recovery and stimulus measures on economic indicators. Portfolio managers continue to favor well-positioned companies with capital appreciation potential that are capable of generating outstanding returns in myriad near-term economic environments. They also remain optimistic that our global research will help us identify attractive long-term investment opportunities.

8      American Funds Insurance Series

Growth Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20202

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	52.45%	23.06%	17.14%	13.85%	.36%
Class 1A	52.07	22.76	16.85	13.56	.61
Class 2	52.10	22.75	16.85	13.56	.61
Class 3	52.20	22.83	16.93	13.64	.54
Class 4	51.71	22.44	16.57	13.28	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund advanced 14.28% for the 12 months ended December 31, 2020, compared with a 10.65% increase in its benchmark index, MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes, excluding the U.S.).

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

Investments in the consumer discretionary and health care sectors boosted relative returns. MercadoLibre, the leading e-commerce site for Latin America, was among the top contributors as shares surged to fresh highs while the COVID-19 pandemic drove the adoption of online shopping in Latin America. On the downside, some investments in the industrials sector hindered relative returns. In particular, Airbus was a top relative detractor.

The fund’s portfolio managers continue to monitor volatility and potential headwinds brought about by political and trade uncertainty. Given how late it may be in the current bull market, they seek opportunities especially in regions, countries and sectors less affected by these global headlines. Their focus on a company’s fundamental growth drivers and intrinsic worth is critical to helping them identify investments that they believe represent the best value over the long term.

10      American Funds Insurance Series

International Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20202

	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio
Class 1	14.28%	11.00%	6.94%	8.40%	.55%
Class 1A	13.96	10.73	6.68	8.13	.80
Class 2	13.97	10.73	6.68	8.13	.80
Class 3	14.00	10.79	6.75	8.21	.73
Class 4	13.66	10.45	6.43	7.87	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund was up 23.89% for the 12 months ended December 31, 2020. Its benchmark index, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), was up 16.25%. The MSCI Emerging Markets (EM) Index,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets (consisting of more than 20 emerging market country indexes), increased by 18.31%.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

The fund’s relative returns outpaced emerging markets in general. Investments in the communication services and consumer staples sectors were beneficial to the fund. MercadoLibre, the leading e-commerce site for Latin America, was among the top contributors as shares surged to fresh highs while the COVID-19 pandemic drove the adoption of online shopping in Latin America. On the downside, a position in Societe Generale detracted from relative returns, as its performance lagged the general market.

The fund’s portfolio managers continue to pursue a bottom-up approach to investing and search for undervalued companies with solid foundations around the world, as well as stocks that are domestically focused and more insulated from geopolitical events given increased volatility at this point in the market cycle.

12      American Funds Insurance Series

New World Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20202

	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio
Class 1	23.89%	13.62%	6.80%	9.16%	.77%	.59%
Class 1A	23.63	13.34	6.54	8.89	1.02	.84
Class 2	23.58	13.33	6.54	8.89	1.02	.84
Class 4	23.29	13.05	6.28	8.62	1.27	1.09

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund gained 9.04% for the 12 months ended December 31, 2020, trailing the 18.40 % rise in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that benefited from stay-at-home restrictions led markets, including Amazon and Netflix. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced below $0 for the first time in history amid fears of dwindling storage capacity. The real estate and financials sectors were also negative for the year, each declining 2%.

Among the fund’s top contributors to relative returns was Broadcom. The semiconductor and wireless company added the most to relative returns, boosted by strong financial results, including revenues of $23.9 billion in fiscal 2020, up 6% over fiscal 2019. Another top contributor was Carrier Global, where sales growth was largely driven by record demand for residential HVAC products in North America.

On the downside, investments in the energy sector were a drag on results. Energy lagged all other sectors as a significant reduction in travel reduced the demand for oil, which was briefly priced below $0 for the first time in history over fears of dwindling storage capacity. Within the sector, investments in Exxon Mobil and Diamondback Energy hurt results. While overall results lagged the market, we continue to believe the focus on dividend-paying stocks will pay off over the long term.

Nearer term, the fund’s portfolio managers are aware that the market is keeping a close watch on U.S. monetary policy, recovery from the pandemic, economic stimulus and the resulting implications on the U.S. economy. Portfolio managers continue to favor well-managed, high-quality companies that are capable of paying dividends in myriad economic environments. We remain optimistic that this focus, supported by our global research, will help us to identify attractive long-term investment opportunities.

14      American Funds Insurance Series

Blue Chip Income and Growth Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20203

	1 year	5 years	10 years	Lifetime (since July 5,2001)	Gross expense ratio	Net expense ratio
Class 1	9.04%	11.14%	11.18%	6.82%	.43%	.27%
Class 1A	8.79	10.89	10.91	6.56	.91	.68
Class 2	8.68	10.85	10.90	6.55	.68	.52
Class 4	8.47	10.58	10.68	6.32	.93	.93

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2021. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]

Source: Refinitiv Lipper. Results for the Lipper indexes do not reflect sales charges. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

[3]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund advanced 9.03% for the 12 months ended December 31, 2020, compared with a 16.25% increase in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

The fund’s relative performance benefited from specific stock selection, particularly within the information technology and energy sectors. Information technology firm TSMC was the top contributor to results. On the downside, some investments in the industrials sector hindered relative returns. In particular, Airbus was the top relative detractor.

On a country basis, holdings in Taiwan and Australia contributed the most to relative returns, and holdings in the U.S. and France were a drag on returns.

The fund’s portfolio managers recognize that we are experiencing a slowdown in global economic growth. However, we expect that some sectors’ businesses and companies’ share prices, particularly hard-hit by COVID-19, will recover in the medium term as vaccinations are rolled out globally in 2021. Portfolio managers continue to invest based on a bottom-up approach to long-term investing and believe they can uncover promising companies with strong positions in their industries, sustainable growth and income opportunities globally – including in emerging markets.

16      American Funds Insurance Series

Global Growth and Income Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20202

	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio
Class 1	9.03%	12.05%	9.83%	7.66%	.66%	.43%
Class 1A	8.78	11.81	9.58	7.40	.91	.68
Class 2	8.73	11.76	9.56	7.39	.91	.68
Class 4	8.55	11.48	9.31	7.14	1.16	.93

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2021. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 13.81% for the 12 months ended December 31, 2020, compared with a 18.40% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that benefited from stay-at-home restrictions led markets, including Amazon and Netflix. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced below $0 for the first time in history amid fears of dwindling storage capacity. The real estate and financials sectors were also negative for the year, each declining 2%.

Regarding the fund, investments in the communication services sector contributed the most to the fund’s relative returns. Among these stocks, Netflix added the most to the fund’s relative results as shares soared while stay-at-home orders spurred demand for internet-streaming media. On the downside, the fund’s lower-than-index position in information technology stocks, a sector that performed strongly over the period, weighed on relative returns. In particular, the fund’s lower-than-index investment in Apple hindered sector results the most as Apple shares outperformed the broader market over the period.

The fund’s portfolio managers continue to look for compelling investment opportunities, buying stocks they believe represent the best value over the long term.

18      American Funds Insurance Series

Growth-Income Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20202

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	13.81%	14.22%	13.02%	11.52%	.30%
Class 1A	13.55	13.95	12.75	11.25	.55
Class 2	13.54	13.93	12.74	11.24	.55
Class 3	13.60	14.01	12.82	11.32	.48
Class 4	13.25	13.65	12.47	10.97	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund advanced 6.24% for the 12 months ended December 31, 2020, compared with a 10.65% increase in its benchmark index, MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

The top contributors to the fund’s relative returns were the communication services and utilities sectors due in part to good stock selection. Health care stock Daiichi Sankyo was the top contributor to the fund’s relative returns as it benefited from positive sentiment on Daiichi Sankyo’s sales of mainstay products. The company also indicated it was aiming to initiate clinical studies for an mRNA coronavirus vaccine candidate in March 2021.

On the downside, investments in the industrials and information technology sectors detracted from the fund’s relative returns. Among energy stocks, Royal Dutch Shell was one of the fund’s biggest drags on returns as shares fell sharply when oil prices plummeted, a result of decreasing demand brought about by a pandemic-induced slump in global economic growth.

The fund’s portfolio managers follow global economic and geopolitical uncertainties with an aim to preserve value in any potential market correction while preparing to take advantage of buying opportunities as they arise.

20      American Funds Insurance Series

International Growth and Income Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20202

	1 year	5 years	10 years	Lifetime (since November 18, 2008)	Expense ratio
Class 1	6.24%	8.20%	5.69%	9.06%	.68%
Class 1A	5.98	7.95	5.44	8.80	.93
Class 2	6.01	7.94	5.43	8.79	.93
Class 4	5.73	7.67	5.20	8.55	1.18

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, which invests in a mix of stocks and bonds, gained 4.64% for the 12 months ended December 31, 2020. During the same period, the MSCI ACWI (All Country World Index)1, a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), gained 16.25%. The Bloomberg Barclays U.S. Aggregate Index2, which represents the U.S. investment-grade (rated BBB/ Baa and above) fixed-rate bond market, gained 7.51%. The index blend of 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index3 gained 14.28%. Effective May 1, 2021, the fund has elected to use the 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index as its primary benchmark, because it comes closest to reflecting its investment universe and best measures its long-term results and portfolio managers’ success over time. The Lipper Global Equity Income Funds Average4, a measure of similar funds, was up 2.51%.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

In the equity portfolio, the top contributors in relative terms were the financials and real estate sectors. Semiconductor and wireless company Broadcom added the most to relative returns, boosted by strong financial results, including revenues of $23.9 billion in fiscal 2020, up 6% over fiscal 2019.

On the downside, the consumer discretionary sector was a drag on relative returns. The fund’s top detractor to relative returns was information technology company Apple. The fund had a significantly lower investment in Apple compared to the index and Apple proved to be one of the top performers for the year. The fund’s fixed income portfolio added to relative returns, due to duration, sector positioning and security selection.

Despite expectations for a gradual lessening of the impact of the COVID-19 pandemic, the current market environment continues to be characterized by significant uncertainty. Anticipation is strong for central bankers and legislatures to do everything in their power to maintain economic growth, but the fund’s portfolio managers continue to seek to avoid companies that take on inappropriate levels of debt to pay dividends and are focused instead on identifying companies with strong business models and a commitment to paying and growing dividends over time.

22      American Funds Insurance Series

Capital Income Builder® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20205

			Lifetime	Gross	Net
	1 year	5 years	(since May 1, 2014)	expense ratio	expense ratio
Class 1	4.64%	6.35%	4.55%	.53%	.28%
Class 1A	4.38	6.09	4.29	.78	.53
Class 2	4.48	6.13	4.39	.78	.53
Class 4	4.11	5.84	4.03	1.03	.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

¹	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]

Data sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[4]

Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

[5]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, gained 12.71% for the 12 months ended December 31, 2020. Standard & Poor’s 500 Composite Index1, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, was up 18.40% over the same period, while the Bloomberg Barclays U.S. Aggregate Index2, which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, returned 7.51%. A blend of the two indexes, the 60%/40% S&P 500 Index/ Bloomberg Barclays U.S. Aggregate Index3, gained 14.73%. Effective May 1, 2020, the fund has elected to use the 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index as its primary benchmark, because it comes closest to reflecting its investment universe and best measures its long-term results and portfolio managers’ success over time.

U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that benefited from stay-at-home restrictions led markets, including Amazon and Netflix. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced below $0 for the first time in history amid fears of dwindling storage capacity. The real estate and financials sectors were also negative for the year, each declining 2%.

Investments in the technology sector – the fund’s largest sector holding – contributed to the fund’s relative returns. Within the sector, TSMC and ASML Holding contributed to relative results with double-digit returns that outpaced the general market.

On the downside, commercial aerospace company Boeing detracted from relative returns as shares slumped in the face of unprecedented disruptions arising from the COVID-19 pandemic. The fund’s fixed income investments were additive to relative returns due to sector positioning and security selection.

The fund’s portfolio managers continue to evaluate the economic and market/sector implications of the current administration’s decisions regarding trade. The fund’s cash position allows portfolio managers to remain flexible and better navigate uncertainty by focusing on opportunities when stock prices are favorable.

24      American Funds Insurance Series

Asset Allocation Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20204

	1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio
Class 1	12.71%	10.86%	10.19%	8.76%	.30%
Class 1A	12.43	10.60	9.92	8.49	.55
Class 2	12.46	10.59	9.91	8.49	.55
Class 3	12.50	10.66	9.99	8.57	.48
Class 4	12.16	10.31	9.68	8.23	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: Bloomberg Index Services Ltd.
[3]

Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

[4]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund gained 10.53% for the 12 months ended December 31, 2020. The MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), increased by 16.25%, while the Bloomberg Barclays Global Aggregate Index,2 a measure of global investment-grade bonds (rated BBB/Baa and above), increased 9.20%. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index,3 a blend of the two indexes, gained 14.05%. Effective May 1, 2021, the fund has elected to use the 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index as its primary benchmark, because it comes closest to reflecting its investment universe and best measures its long-term results and portfolio managers’ success over time.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

Stock selection in the financials sector was additive to relative returns. Investments in information technology firms TSMC and ASML Holding were top contributors to results. Despite COVID-19-related supply-side disruptions, 5G, artificial intelligence and high-performance computing continued to underpin long-term demand for ASML’s extreme ultraviolet lithography products. The fund’s fixed income investments also helped relative returns, with sector positioning, duration and curve being among the additive factors. On the downside, stock selection in the consumer staples and health care sectors detracted from relative returns. An investment in aerospace firm Boeing was a drag on results as it faced unprecedented disruption arising from the pandemic, as well as uncertainty over recertification of the 737 MAX for much of the year. In fixed income, unhedged currency, particularly in euro-denominated bonds, also detracted from relative returns.

Portfolio managers continue to monitor cross-border trade discussions that could have negative economic implications due to a possible reduction in global trade. Further considerations include continued easing by monetary authorities and the possibility of increased fiscal stimulus in a number of countries. Portfolio managers continue to focus on global research and stock-by-stock, bottom-up fundamental analysis.

26      American Funds Insurance Series

Global Balanced Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20204

	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio
Class 1	10.53%	9.57%	6.90%	.72%
Class 1A	10.25	9.34	6.65	.97
Class 2	10.30	9.30	6.63	.97
Class 4	10.00	9.03	6.49	1.22

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]

Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[4]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 9.96% for the 12 months ended December 31, 2020. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Index1, which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, returned 7.51%.

Bond markets rebounded sharply supported by extraordinary measures from the Federal Reserve. The central bank slashed interest rates to near-zero in March, launched an array of emergency lending programs, and purchased corporate and government debt. The yield on the benchmark 10-year Treasury note closed the year at 0.92%, down from 1.92% the previous year. Corporate spreads ended the year near pre-pandemic levels. The Treasury curve steepened amid declining yields.

The fund benefitted from security selection, sector selection and duration positioning. Within sector selection, overweights in investment-grade corporates and agency mortgage backed securities helped relative results. Also, out-of-benchmark investments in Treasury Inflation Protected Securities (TIPS) and high-yield bonds all added to relative returns. Within security selection, bonds issued by Teva Pharmaceutical were notable contributors. Municipal issuers such as the State of Illinois and Chicago Board of Education detracted over the period.

Valuations have largely recovered from the lows seen in March. Consequently, managers have begun reducing risk in the portfolio and will likely continue if valuations improve further. This will enable managers to take advantage of future volatility by purchasing bonds when prices look more attractive at that time. With interest rates at relatively low levels and the Fed holding short-term rates near zero, managers expect longer term yields to rise as the economic backdrop improves.

Managers believe that stimulative fiscal and monetary policy should help to keep U.S. economic growth positive. Although the portfolio is positioned toward an economic recovery, managers anticipate a high level of uncertainty and a fragile state of the economy. As such, careful, research-driven security selection will continue to be an important driver of future investment results.

28      American Funds Insurance Series

Bond Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20202

	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Gross expense ratio	Net expense ratio
Class 1	9.96%	5.20%	4.18%	4.93%	.40%	.21%
Class 1A	9.68	4.94	3.92	4.67	.65	.46
Class 2	9.73	4.92	3.92	4.67	.65	.46
Class 4	9.38	4.66	3.67	4.41	.90	.71

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2021. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      29

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital World Bond Fund gained 10.17% for the 12 months ended December 31, 2020. This outpaced the fund’s benchmark, the Bloomberg Barclays Global Aggregate Index1, which measures global investment-grade bonds (rated BBB/Baa and above) and increased 9.20%.

Government bonds advanced as central banks around the world slashed interest rates and ramped up stimulus programs in an attempt to counter the damaging effects of the pandemic. The U.S. Federal Reserve cut rates to near zero in March and launched an array of emergency lending programs as part of its COVID-19 response. The Treasury curve steepened amid declining yields.

Sector and security selection contributed positively to the fund’s relative returns over the period. The fund managers favored credits from Southern Europe and Eastern Europe, of which Greece and Romania were among top contributors to returns. Diversified exposures to local emerging markets, such as Mexico, also added to results. Government bonds from France and Brazil were among individual detractors to relative returns.

As growth in the U.S. moderates, the fund’s portfolio managers seek to identify long-term investments around the world such as in emerging markets where sovereign, corporate and high-yield debt may present opportunities. Given the fund’s core objective is to provide a high-level of total return over the long term, the fund’s portfolio managers maintain a cautious approach to investing in different sectors of the bond market, such as high-yield debt.

30      American Funds Insurance Series

Capital World Bond Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20203

	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Gross expense ratio	Net expense ratio
Class 1	10.17%	5.35%	3.30%	4.49%	.58%	.48%
Class 1A	9.89	5.12	3.06	4.24	.83	.73
Class 2[4]	9.90	5.10	3.04	4.22	.83	.73
Class 4	9.62	4.84	2.83	4.00	1.08	.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]

Source: Refinitiv Lipper. Results for the Lipper indexes do not reflect sales charges. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

[3]	Periods greater than one year are annualized.
[4]

Capital World Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 8.21% for the 12 months ended December 31, 2020. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index,1 which measures fixed-rate non-investment-grade bonds (rated BB/Ba and below) and limits the exposure of an issuer to 2%, was up 7.05%.

Credit markets rebounded sharply from their pandemic lows, supported by extraordinary measures from the Federal Reserve and other global central banks. The Federal Reserve reduced interest rates to near-zero in March and launched an array of emergency programs that included purchasing corporate bonds. The yield on the benchmark 10-year Treasury note closed the year at 0.92%, down from 1.92% the previous year. Corporate spreads ended the year near pre-pandemic levels, after increasing dramatically during the early stages of the pandemic.

Sector and security selection contributed positively to the fund’s relative returns over the period. In particular, security selection within the consumer non-cyclical sector was additive to results. Conversely, investments within the energy sector detracted from relative returns.

The fund’s portfolio managers continue to believe current fundamentals support a mildly constructive outlook for the high-yield market and that ongoing fiscal and monetary support – combined with synchronous global growth as economies gradually reopen – will mitigate adverse impacts of the pandemic. We continue to monitor these themes and believe that high-yield bonds will be supported by stronger economic growth and central bank policies.

32      American Funds Insurance Series

High-Income Bond Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20202

	1 year	5 years	10 years	Lifetime (since February 8,1984)	Gross expense ratio	Net expense ratio
Class 1	8.21%	8.59%	5.83%	8.65%	.52%	.33%
Class 1A	7.94	8.35	5.58	8.39	.77	.58
Class 2	7.94	8.34	5.57	8.38	.77	.58
Class 3	7.93	8.39	5.63	8.46	.70	.51
Class 4	7.74	8.05	5.35	8.13	1.02	.83

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2021. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      33

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

American Funds Mortgage Fund gained 6.98% for the 12 months ended December 31, 2020, while the Bloomberg Barclays U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, rose 3.87%.

Bond markets rebounded sharply supported by extraordinary measures from the Federal Reserve. The central bank slashed interest rates to near-zero in March, launched an array of emergency lending programs, and purchased corporate and government debt. The yield on the benchmark 10-year Treasury note closed the year at 0.92%, down from 1.92% the previous year. Corporate spreads ended the year near pre-pandemic levels. The Treasury curve steepened amid declining yields.

Duration and curve positioning, as well as sector and security selection, all contributed to the fund’s relative returns over the period. The fund benefited from a lower-than-benchmark weighting in mortgages. On the downside, duration positioning in IRS swaps detracted from relative results.

The fund’s portfolio managers remain focused on meeting the core objectives of the fund providing current income and protecting capital. Rate hikes in the near future are unlikely as the Federal Reserve looks to extend economic expansion and raise inflation closer to its stated “strong commitment” for a symmetric target of 2%. Due to the Fed’s interest policy and market optimism with respect to economic growth, the Treasury yield curve steepened considerably in 2020. The fund positioning is intended to provide some stability if we experience another bout of weakness in equity or credit markets. More attractive valuations for mortgage investments are expected to emerge going forward amid a transition from our extended period of extremely low volatility to a more normal period of economic and asset price uncertainty.

34      American Funds Insurance Series

American Funds Mortgage Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20202

	1 year	5 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio
Class 1	6.98%	3.34%	3.12%	.48%	.27%
Class 1A	6.63	3.08	2.86	.73	.52
Class 2	6.72	3.08	2.86	.73	.52
Class 4	6.38	2.82	2.66	.98	.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund gained 0.34% for the 12 months ended December 31, 2020, compared with a 1.31% rise in the Bloomberg Barclays Short-Term Government/Corporate Index1, which consists of investment-grade (rated BBB/Baa and above), fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector. With a focus on capital preservation and liquidity, the fund continues to be managed in a relatively conservative manner compared to the above-described index.

Short-term interest rates are near zero and have been since the Federal Reserve cut rates in March. The current low interest rate environment may persist, as uncertainty regarding the coronavirus continues even with positive news on the vaccine front.

36      American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Total returns based on a $1,000 investment For periods ended December 31, 20202

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	0.34%	0.91%	0.34%	3.31%	0.37%
Class 1A	0.32	0.86	0.19	3.08	0.62
Class 2	0.03	0.65	0.08	3.05	0.62
Class 3	0.13	0.74	0.16	3.12	0.55
Class 4	–0.25	0.40	–0.09	2.81	0.87

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

Commercial paper	71.5%
Federal agency bills & notes	16.2
U.S. Treasury bills	11.4
Other assets less liabilities	.9

Total	100.0%

American Funds Insurance Series      37

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund rose 10.09% for the 12 months ended December 31, 2020, while the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index,1 which covers obligations issued by the U.S. Treasury and U.S. government agencies, increased by 6.36%.

Bond markets rebounded sharply supported by extraordinary measures from the Federal Reserve. The central bank slashed interest rates to near-zero in March, launched an array of emergency lending programs, and purchased corporate and government debt. The yield on the benchmark 10-year Treasury note closed the year at 0.92%, down from 1.92% the previous year. Corporate spreads ended the year near pre-pandemic levels. The Treasury curve steepened amid declining yields.

During the period, the fund’s duration and mortgage positioning were additive to results. On the downside, duration positioning in IRS swaps detracted from relative results.

The fund strives to meet its objective of providing a high level of current income consistent with the preservation of capital. Rate hikes in the near future are unlikely as the Federal Reserve looks to extend economic expansion and raise inflation closer to its stated “strong commitment” symmetric target of 2%. Due to the Fed’s interest policy and market optimism with respect to economic growth, the Treasury yield curve steepened considerably in 2020. The fund positioning is intended to provide some stability if we experience another bout of weakness in equity or credit markets.

38      American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20202

	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Gross expense ratio	Net expense ratio
Class 1	10.09%	3.93%	3.37%	5.83%	.39%	.23%
Class 1A	9.75	3.70	3.12	5.57	.64	.48
Class 2	9.80	3.67	3.10	5.57	.64	.48
Class 3	9.91	3.76	3.18	5.64	.57	.41
Class 4	9.48	3.42	2.90	5.32	.89	.73

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2021. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2020	Percent of net assets

American Funds Insurance Series      39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 32.45% for the 12 months ended December 31, 2020. S&P 500 Managed Risk Index — Moderate Aggressive1 was up 6.92%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 18.40%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Growth FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth Fund’s investments in consumer discretionary and communication services sectors were top contributors to relative returns, while its cash holdings detracted.

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20203

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	32.45%	15.97%	12.65%	.74%	.69%
Class P2	32.03	15.64	12.32	.99	.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40      American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 3.13% for the 12 months ended December 31, 2020, compared to the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive1, which was flat at 0.00%. The MSCI ACWI (All Country World Index) ex USA2, a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes, excluding the U.S.), increased 10.65%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying International Fund’s investments in the consumer discretionary and health care sectors were additive to relative returns, while stock selection in the industrials sector detracted from relative results.

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20203

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	3.13%	6.60%	3.84%	.94%	.86%
Class P2	2.80	6.19	3.46	1.19	1.11

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series      41

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund declined 0.93% for the 12 months ended December 31, 2020. S&P 500 Managed Risk Index — Moderate1 gained 7.01%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 18.40%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Blue Chip Income and Growth FundSM and American Funds Insurance Series — U.S. Government/AAA-Rated Securities FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Blue Chip Income and Growth Fund’s investments in the financials sector was additive to relative returns, while stock selection in the energy sector detracted from relative results.

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20203

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	–0.93%	6.68%	6.01%	.68%	.63%
Class P2	–1.25	6.32	5.64	.93	.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42      American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 9.85% for the 12 months ended December 31, 2020, compared to the S&P 500 Managed Risk Index — Moderate1, which rose 7.01%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 18.40%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Growth-Income FundSM and American Funds Insurance Series — Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth-Income Fund’s stock selection in the communication services sector was a top contributor to relative returns, while stock selection in the information technology sector detracted from relative results.

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20203

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	9.85%	10.58%	9.08%	.68%	.63%
Class P2	9.58	10.27	8.76	.93	.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series      43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 6.10% for the 12 months ended December 31, 2020. S&P 500 Managed Risk Index — Moderate Conservative1 was up 7.20%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 18.40%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Asset Allocation Fund’s investments in the real estate and information technology sectors were top contributors to relative returns, while stock selection in the energy and industrials sectors detracted from relative results.

44      American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20204

	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio
Class P1	6.10%	8.17%	7.77%	.70%	.65%
Class P2	5.88	7.91	7.51	.95	.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Source: Bloomberg Index Services Ltd.
[4]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series      45

Global Growth Fund

Investment portfolio December 31, 2020

Common stocks 93.72%

	Shares	Value (000)

Information technology 31.71%

ASML Holding NV1	591,992	$286,087
ASML Holding NV (New York registered) (ADR)	464,300	226,449
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	24,817,000	466,100
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	280,000	30,531
Microsoft Corp.	1,902,900	423,243
Paycom Software, Inc.[2]	357,000	161,453
Adyen NV1,2	61,500	143,105
PayPal Holdings, Inc.[2]	490,000	114,758
Visa Inc., Class A	515,000	112,646
Broadcom Inc.	233,350	102,172
PagSeguro Digital Ltd., Class A2	1,340,900	76,270
Adobe Inc.[2]	135,000	67,516
Zendesk, Inc.[2]	454,000	64,977
Samsung Electronics Co., Ltd.[1]	785,100	58,676
Amphenol Corp., Class A	373,500	48,843
Keyence Corp.[1]	72,300	40,689
EPAM Systems, Inc.[2]	105,240	37,713
Advanced Micro Devices, Inc.[2]	301,500	27,651
Mastercard Inc., Class A	67,500	24,094
TeamViewer AG1,2	428,000	22,922
Hexagon AB, Class B1	240,000	21,855
Amadeus IT Group SA, Class A, non-registered shares[1]	212,301	15,370
Worldline SA, non-registered shares[1,2]	152,800	14,779
Network International Holdings PLC[1,2]	3,173,000	14,168
Jack Henry & Associates, Inc.	69,400	11,242

		2,613,309

Consumer discretionary 20.46%

Amazon.com, Inc.[2]	145,050	472,419
Alibaba Group Holding Ltd.[1,2]	5,241,300	153,138
Chipotle Mexican Grill, Inc.[2]	107,400	148,933
Just Eat Takeaway (GBP denominated)[1,2]	640,914	72,424
Just Eat Takeaway (EUR denominated)[1,2]	347,000	39,116
LVMH Moët Hennessy-Louis Vuitton SE1	158,900	99,286
Ocado Group PLC[1,2]	2,881,000	90,274
Domino’s Pizza, Inc.	156,800	60,127
NIKE, Inc., Class B	383,100	54,197
Floor & Decor Holdings, Inc., Class A2	546,500	50,742
Prosus NV1	447,800	48,171
Renault SA1,2	1,100,000	48,132
MercadoLibre, Inc.[2]	16,400	27,474
Meituan, Class B1,2	699,700	26,761
Naspers Ltd., Class N1	122,700	25,113
Home Depot, Inc.	92,275	24,510
Sony Corp.[1]	243,000	24,432
MGM China Holdings, Ltd.[1,3]	12,708,000	21,841
Peugeot SA1,2	761,800	20,848
XPeng Inc., Class A (ADR)[2,3]	445,100	19,064
Delivery Hero SE1,2	118,000	18,315
Wynn Macau, Ltd.[1,2]	10,510,400	17,672
Flutter Entertainment PLC (EUR denominated)[1]	84,650	17,339
JD Health International Inc.[1,2,3]	893,550	17,289
IDP Education Ltd.[1]	1,119,000	17,141
EssilorLuxottica[1]	102,335	15,960
Melco Resorts & Entertainment Ltd. (ADR)	835,000	15,489
Moncler SpA[1,2]	217,370	13,296
THG Holdings PLC[1,2]	1,026,870	10,965
Marriott International, Inc., Class A	74,000	9,762
Airbnb, Inc., Class A2	41,500	6,092

		1,686,322

46      American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Health care 11.35%

UnitedHealth Group Inc.	276,800	$97,068
DexCom, Inc.[2]	253,000	93,539
Mettler-Toledo International Inc.[2]	65,000	74,079
AstraZeneca PLC[1]	674,300	67,369
Pfizer Inc.	1,699,000	62,540
Fisher & Paykel Healthcare Corp. Ltd.[1]	2,550,000	60,555
Cigna Corp.	290,214	60,417
NovoCure Ltd.[2]	340,000	58,834
Merck & Co., Inc.	620,000	50,716
Regeneron Pharmaceuticals, Inc.[2]	98,300	47,490
Tandem Diabetes Care, Inc.[2]	285,000	27,269
Danaher Corp.	110,000	24,435
Humana Inc.	55,000	22,565
Zoetis Inc., Class A	130,000	21,515
Bayer AG1	363,860	21,387
Catalent, Inc.[2]	200,000	20,814
bioMérieux SA1	135,000	19,038
Olympus Corp.[1]	796,800	17,442
Novartis AG1	165,600	15,641
Rede D’Or Sao Luiz SA2	1,060,000	13,938
Sanofi[1]	135,000	13,044
Teladoc Health, Inc.[2]	63,600	12,717
Vertex Pharmaceuticals Inc.[2]	49,500	11,699
GN Store Nord AS1	115,500	9,180
Coloplast A/S, Class B1	55,750	8,516
Viatris Inc.[2]	179,542	3,365

		935,172

Financials 9.80%

AIA Group Ltd.[1]	12,338,700	151,984
Tradeweb Markets Inc., Class A	1,685,360	105,251
Kotak Mahindra Bank Ltd.[1,2]	3,704,500	101,380
MarketAxess Holdings Inc.	151,400	86,383
JPMorgan Chase & Co.	438,700	55,746
AXA SA1	1,692,893	40,614
Prudential PLC[1]	1,773,082	32,728
Citigroup Inc.	497,600	30,682
Moscow Exchange MICEX-RTS PJSC[1]	12,640,000	27,274
CME Group Inc., Class A	144,437	26,295
Société Générale[1,2]	1,011,450	21,071
BlackRock, Inc.	26,500	19,121
Willis Towers Watson PLC	73,000	15,380
HDFC Life Insurance Company Ltd.[1,2]	1,589,691	14,746
FinecoBank SpA[1,2]	893,000	14,573
QBE Insurance Group Ltd.[1]	2,132,000	14,036
Bank of America Corp.	385,000	11,669
Macquarie Group Ltd.[1]	101,500	10,845
Lufax Holding Ltd. (ADR)[2,3]	680,000	9,656
Sberbank of Russia PJSC (ADR)[1]	645,500	9,305
Banco Santander, SA1,2	2,946,020	9,147

		807,886

Communication services 7.24%

Alphabet Inc., Class A2	95,500	167,377
Alphabet Inc., Class C2	63,852	111,861
Tencent Holdings Ltd.[1]	2,028,000	148,180
Facebook, Inc., Class A2	395,600	108,062
Altice USA, Inc., Class A2	751,200	28,448
Sea Ltd., Class A (ADR)[2]	95,851	19,079
Twitter, Inc.[2]	252,000	13,646

		596,653

American Funds Insurance Series      47

Global Growth Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Consumer staples 6.07%

British American Tobacco PLC[1]	2,921,900	$108,680
Kweichow Moutai Co., Ltd., Class A1	269,957	82,496
Philip Morris International Inc.	919,500	76,125
Nestlé SA1	495,497	58,334
Keurig Dr Pepper Inc.	1,624,000	51,968
Altria Group, Inc.	1,248,500	51,189
Walgreens Boots Alliance, Inc.	657,651	26,227
Associated British Foods PLC[1,2]	595,000	18,435
Costco Wholesale Corp.	42,170	15,889
Mondelez International, Inc.	192,000	11,226

		500,569

Industrials 3.51%

MTU Aero Engines AG1	167,000	43,512
Airbus SE, non-registered shares[1,2]	327,000	35,921
DSV Panalpina A/S1	201,000	33,638
Alliance Global Group, Inc.[1]	135,603,500	29,946
GT Capital Holdings, Inc.[1]	2,454,611	29,915
Safran SA1,2	164,000	23,259
NIBE Industrier AB, Class B1	685,000	22,494
Nidec Corp.[1]	149,100	18,786
SMC Corp.[1]	22,500	13,741
General Electric Co.	1,260,000	13,608
Country Garden Services Holdings Co., Ltd.[1]	2,003,000	13,586
Boeing Company	51,300	10,981

		289,387

Materials 1.84%

Sherwin-Williams Company	153,900	113,103
Shin-Etsu Chemical Co., Ltd.[1]	119,500	20,920
Koninklijke DSM NV1	101,700	17,519

		151,542

Energy 1.10%

Reliance Industries Ltd.[1]	1,807,924	49,250
Reliance Industries Ltd., interim shares[1]	106,956	1,640
Gazprom PJSC (ADR)[1]	4,173,000	23,198
LUKOIL Oil Co. PJSC (ADR)[1]	246,300	16,794

		90,882

Real estate 0.41%

Goodman Logistics (HK) Ltd. REIT[1]	1,276,503	18,621
ESR Cayman Ltd.[1,2]	4,100,000	14,735

		33,356

Utilities 0.23%

Ørsted AS1	91,250	18,663

Total common stocks (cost: $3,554,514,000)		7,723,741

Preferred securities 2.90%

Health care 1.84%

Sartorius AG, nonvoting preferred, non-registered shares[1]	360,500	151,100

Information technology 1.06%

Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,289,000	87,500

Total preferred securities (cost: $70,623,000)		238,600

48      American Funds Insurance Series

Global Growth Fund (continued)

Short-term securities 3.87%

	Principal amount (000)	Value (000)

Commercial paper 2.12%

Toronto-Dominion Bank 0.19% due 1/19/2021[4]	$100,000	$99,993
NRW.Bank 0.21% due 1/22/2021[4]	59,000	58,995
LVMH Moët Hennessy Louis Vuitton Inc. 0.15% due 1/14/2021[4]	16,000	15,999

		174,987

	Shares

Money market investments 1.75%

Capital Group Central Cash Fund 0.12%[5,6]	1,256,834	125,696
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[5,7]	18,274,600	18,274

		143,970

Total short-term securities (cost: $318,936,000)		318,957

Total investment securities 100.49% (cost: $3,944,073,000)		8,281,298
Other assets less liabilities (0.49)%		(40,328)

Net assets 100.00%		$8,240,970

Investments in affiliates6

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 1.53%
Money market investments 1.53%
Capital Group Central Cash Fund 0.12%[5]	$137,140	$1,204,128	$1,215,496	$170	$(246)	$125,696	$973

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,662,002,000, which represented 44.44% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

All or a portion of this security was on loan. The total value of all such securities was $21,446,000, which represented .26% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[4]

Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $174,987,000, which represented 2.12% of the net assets of the fund.

[5]	Rate represents the seven-day yield at 12/31/2020.
[6]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

GBP = British pounds

See notes to financial statements.

American Funds Insurance Series      49

Global Small Capitalization Fund

Investment portfolio December 31, 2020

Common stocks 95.25%

	Shares	Value (000)

Information technology 27.03%

Cree, Inc.[1]	1,356,800	$143,685
Ceridian HCM Holding Inc.[1]	730,900	77,885
Net One Systems Co., Ltd.[2]	1,855,865	65,640
BE Semiconductor Industries NV2	801,930	48,310
Kingdee International Software Group Co. Ltd.[2]	11,717,074	48,085
PAR Technology Corp.[1,3]	700,482	43,983
SimCorp AS2	265,750	39,473
Unimicron Technology Corp.[2]	12,305,000	38,529
Appfolio, Inc., Class A1	203,903	36,711
Inphi Corp.[1]	215,191	34,532
Avast PLC[2]	4,532,443	33,340
Silergy Corp.[2]	383,740	32,898
Avalara, Inc.[1]	194,419	32,058
C3.ai, Inc., Class A1,3	229,200	31,801
Qorvo, Inc.[1]	190,000	31,591
Lightspeed POS Inc., subordinate voting shares[1]	443,300	31,204
Skillz Inc., Class A1,2,4	1,399,676	24,914
Euronet Worldwide, Inc.[1]	167,890	24,331
Smartsheet Inc., Class A1	337,600	23,392
Bentley Systems, Inc., Class B	563,300	22,819
Pegasystems Inc.	169,591	22,600
Nuance Communications, Inc.[1]	499,400	22,019
Globant SA1	101,000	21,979
SUMCO Corp.[2]	999,000	21,934
Carel Industries SpA[2]	929,751	21,804
Anaplan, Inc.[1]	295,733	21,248
Alteryx, Inc., Class A1	173,000	21,070
MACOM Technology Solutions Holdings, Inc.[1]	380,000	20,915
AI inside Inc.[1,2]	27,813	19,667
Nordic Semiconductor ASA[1,2]	1,196,967	19,159
LEM Holding SA2	9,570	18,679
Paycom Software, Inc.[1]	40,000	18,090
Bechtle AG, non-registered shares[2]	77,700	16,945
Oneconnect Financial Technology Co., Ltd. (ADR)[1]	830,436	16,368
Network International Holdings PLC[1,2]	3,434,882	15,338
Silicon Laboratories Inc.[1]	115,900	14,759
Keywords Studios PLC[1,2]	350,000	13,734
SoftwareONE Holding AG2	449,700	13,300
JFrog Ltd.[1,3]	209,100	13,138
ON Semiconductor Corp.[1]	395,000	12,928
Aspen Technology, Inc.[1]	93,100	12,126
Tanla Platforms Ltd.[2]	1,339,330	12,106
Asana, Inc., Class A1	401,900	11,876
Cognex Corp.	136,300	10,943
Rapid7, Inc.[1]	121,000	10,909
Nuvei Corp., subordinate voting shares[1]	173,200	10,432
Computer Services, Inc.	163,500	9,712
Paya Holdings Inc., Class A1,3	667,000	9,058
MongoDB, Inc., Class A1	25,000	8,976
SHIFT Inc.[1,2]	63,700	8,799
Renishaw PLC[1,2]	100,000	7,876
Globalwafers Co., Ltd.[2]	311,000	7,870
DocuSign, Inc.[1]	34,300	7,625
QAD Inc., Class A	115,350	7,288
ALTEN SA, non-registered shares[1,2]	63,900	7,238
Megaport Ltd.[1,2]	650,000	7,134
Okta, Inc., Class A1	27,263	6,932
INFICON Holding AG2	7,397	6,748
Allegro Microsystems, Inc.[1]	246,500	6,572
Coupa Software Inc.[1]	18,000	6,100
BigCommerce Holdings, Inc., Series 1[1,3]	90,000	5,773
SVMK Inc.[1]	221,600	5,662

50      American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Information technology (continued)

Pexip Holding ASA[1,2,3]	676,082	$5,193
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2	3,605,500	4,827
Tyro Payments Ltd.[1,2,3]	1,727,332	4,251
Appen Ltd.[2]	162,863	3,117

		1,435,998

Health care 22.94%

Insulet Corp.[1]	567,720	145,126
Haemonetics Corp.[1]	796,700	94,608
Allakos Inc.[1]	586,080	82,051
Notre Dame Intermédica Participações SA	4,089,700	61,682
WuXi Biologics (Cayman) Inc.[1,2]	4,236,000	56,424
GW Pharmaceuticals PLC (ADR)[1]	473,768	54,678
iRhythm Technologies, Inc.[1]	213,120	50,554
Mani, Inc.[2]	1,808,129	49,243
CanSino Biologics Inc., Class H1,2	2,132,400	48,805
Ultragenyx Pharmaceutical Inc.[1]	325,474	45,055
Applied Molecular Transport Inc.[1,3]	1,365,957	42,030
Health Catalyst, Inc.[1]	922,700	40,165
Integra LifeSciences Holdings Corp.[1]	602,696	39,127
PRA Health Sciences, Inc.[1]	257,150	32,257
New Frontier Health Corp., Class A1	3,422,000	29,429
Kronos Bio, Inc.[1,2]	619,195	17,386
Kronos Bio, Inc.[1]	387,795	11,583
Globus Medical, Inc., Class A1	434,000	28,305
CompuGroup Medical SE & Co. KGaA[2]	277,700	26,669
GVS SpA[1,2]	1,350,919	25,165
Allogene Therapeutics, Inc.[1]	947,234	23,908
Nevro Corp.[1]	128,100	22,174
Cortexyme, Inc.[1,3]	759,458	21,098
CONMED Corp.	157,000	17,584
Max Healthcare Institute Ltd.[1,2]	8,885,394	17,116
Amplifon SpA[1,2]	401,700	16,646
Guardant Health, Inc.[1]	119,227	15,366
Ambu AS, Class B, non-registered shares[2,3]	283,500	12,241
Ocumension Therapeutics[1,2]	3,168,466	11,051
NuCana PLC (ADR)[1,3]	2,356,233	10,579
AddLife AB, Class B2	553,888	9,693
Bluebird Bio, Inc.[1]	196,815	8,516
BioMarin Pharmaceutical Inc.[1]	92,000	8,067
Shandong Pharmaceutical Glass Co., Ltd., Class A2	955,000	7,342
Madrigal Pharmaceuticals, Inc.[1]	61,425	6,829
Encompass Health Corp.	79,000	6,533
Bachem Holding AG, Class B2	14,100	6,266
Arjo AB, Class B2	765,000	5,842
Hikma Pharmaceuticals PLC[2]	131,000	4,512
Hutchison China MediTech Ltd. (ADR)[1]	124,000	3,970
Uniphar PLC[2]	1,022,000	2,974
NMC Health PLC[1,2,5]	219,652	3

		1,218,652

Consumer discretionary 14.67%

Shop Apotheke Europe NV, non-registered shares[1,2,3]	282,300	51,122
Wyndham Hotels & Resorts, Inc.	808,069	48,032
Helen of Troy Ltd.[1]	207,200	46,038
Lands’ End, Inc.[1,6]	2,100,000	45,297
Thor Industries, Inc.	463,600	43,110
YETI Holdings, Inc.[1]	593,379	40,629
Mattel, Inc.[1]	2,100,069	36,646
Five Below, Inc.[1]	199,700	34,944
Evolution Gaming Group AB2	328,676	33,323
Entain PLC[1,2]	1,748,600	27,143

American Funds Insurance Series      51

Global Small Capitalization Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Consumer discretionary (continued)

Leslie’s, Inc.[1,3]	824,800	$22,888
Arco Platform Ltd., Class A1	638,725	22,668
Skechers USA, Inc., Class A1	550,000	19,767
Tongcheng-Elong Holdings Ltd.[1,2]	10,084,800	19,537
Just Eat Takeaway (EUR denominated)[1,2]	166,200	18,735
Tube Investments of India Ltd.[2]	1,700,000	18,641
Everi Holdings Inc.[1]	1,324,553	18,292
Kindred Group PLC (SDR)[1,2]	1,806,800	17,683
zooplus AG, non-registered shares[1,2]	78,700	16,299
Melco International Development Ltd.[2]	7,826,000	15,240
B2W - Cia. Digital, ordinary nominative[1]	1,010,093	14,704
SSP Group PLC[2]	3,233,990	14,687
TopBuild Corp.[1]	73,600	13,548
Musti Group Oyj[1,2]	436,550	13,083
Bright Horizons Family Solutions Inc.[1]	74,300	12,853
Purple Innovation, Inc., Class A1	390,000	12,847
Basic-Fit NV1,2	348,300	12,725
Cie. Plastic Omnium SA2	308,912	10,724
IDP Education Ltd.[2]	691,561	10,594
Patrick Industries, Inc.	131,700	9,002
Thule Group AB1,2	219,800	8,215
Cairn Homes PLC[1,2]	6,829,200	7,972
Sushiro Global Holdings Ltd.[2]	187,000	7,142
OneSpaWorld Holdings Ltd.	695,690	7,054
Zhongsheng Group Holdings Ltd.[2]	938,500	6,691
Elior Group SA2	882,500	5,961
Countryside Properties PLC[2]	743,015	4,771
Kerry Express (Thailand) PCL, foreign registered[1,2]	2,250,000	3,699
Dalata Hotel Group PLC[1,2]	800,000	3,689
Coursera, Inc.[1,2,5,7]	160,625	2,409
DraftKings Inc., Class A1	16,755	780
China Zenix Auto International Ltd. (ADR)[1]	428,500	111

		779,295

Industrials 13.20%

Nihon M&A Center Inc.[2]	1,304,292	87,283
Boyd Group Services Inc.[3]	233,326	40,246
International Container Terminal Services, Inc.[2]	15,047,500	38,708
Stericycle, Inc.[1]	539,531	37,406
IMCD NV2	285,600	36,288
Meggitt PLC[1,2]	5,035,900	32,174
Bingo Industries Ltd.[2,3]	14,571,008	27,435
Instalco AB2	836,795	25,503
Japan Elevator Service Holdings Co., Ltd.[2]	970,400	24,707
Alfen NV1,2	227,700	22,879
Interpump Group SpA[2]	447,000	22,084
Nolato AB, Class B1,2	185,100	18,716
Melrose Industries PLC[1,2]	7,236,000	17,647
Wizz Air Holdings PLC[1,2]	278,200	17,375
VAT Group AG2	68,150	16,986
Diploma PLC[2]	556,200	16,689
Avon Rubber PLC[2]	383,500	16,610
Matson, Inc.	289,400	16,487
Cleanaway Waste Management Ltd.[2]	7,580,970	13,779
Centre Testing International Group Co., Ltd.[2]	3,266,269	13,692
Han’s Laser Technology Industry Group Co., Ltd., Class A2	2,037,982	13,354
Woodward, Inc.	105,000	12,761
Granite Construction Inc.	465,000	12,420
Guangzhou Baiyun International Airport Co. Ltd., Class A2	5,704,039	12,329
Marel hf.[2]	1,971,482	12,157
Rumo SA1	3,025,547	11,207
CAE Inc.	375,000	10,391

52      American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Industrials (continued)

IAA, Inc.[1]	141,750	$9,211
Addtech AB, Class B2	497,200	6,583
Montrose Environmental Group, Inc.[1]	190,800	5,907
Nitto Boseki Co., Ltd.[2]	132,500	5,853
Atlas Corp.	500,000	5,420
Imperial Logistics Ltd.[2]	2,103,000	5,351
TOMRA Systems ASA[2]	106,900	5,268
BWX Technologies, Inc.	85,000	5,124
BELIMO Holding AG2	523	4,543
VARTA AG, non-registered shares[1,2,3]	30,875	4,459
LIXIL Corp.[2]	196,500	4,268
Howden Joinery Group PLC[1,2]	440,000	4,155
McPhy Energy SA1,2,3	74,800	3,144
Vicor Corp, Class A1	27,800	2,564
The AZEK Company Inc., Class A1	54,400	2,092

		701,255

Financials 7.47%

Cannae Holdings, Inc.[1]	1,931,800	85,521
Trupanion, Inc.[1]	671,200	80,349
Janus Henderson Group PLC	1,088,400	35,384
Capitec Bank Holdings Ltd.[1,2]	232,177	22,625
Live Oak Bancshares, Inc.	462,000	21,926
South State Corp.	283,300	20,483
Kotak Mahindra Bank Ltd.[1,2]	715,825	19,590
Eurobank Ergasias Services and Holdings SA1,2	27,631,908	19,562
East West Bancorp, Inc.	287,300	14,569
Stifel Financial Corp.	271,050	13,677
Independent Bank Group, Inc.	192,300	12,023
Indian Energy Exchange Ltd.[2]	3,150,000	9,842
IIFL Wealth Management Ltd.[2]	677,558	9,388
Aavas Financiers Ltd.[1,2]	402,000	9,335
Multi Commodity Exchange of India Ltd.[2]	342,375	8,115
Essent Group Ltd.	175,000	7,560
Third Point Reinsurance Ltd.[1]	340,400	3,241
Fanhua Inc. (ADR)	157,600	1,897
Huize Holding Ltd. (ADR)[1]	223,220	1,562

		396,649

Materials 2.33%

Nanofilm Technologies International Ltd.[1,2]	7,424,900	24,720
Lundin Mining Corp.	2,773,100	24,618
PI Industries Ltd.[2]	778,604	23,446
Navin Fluorine International Ltd.[2]	445,388	16,030
Fasadgruppen Group AB1,2	770,604	8,233
Vidrala, SA, non-registered shares[2]	67,694	7,850
Valvoline Inc.	315,300	7,296
SK Materials Co., Ltd.[2]	16,400	5,411
LANXESS AG2	54,500	4,179
Arkema SA2	15,200	1,737

		123,520

Real estate 2.07%

Altus Group Ltd.	939,007	36,250
Embassy Office Parks REIT[2]	5,189,400	24,506
MGM Growth Properties LLC REIT, Class A	500,000	15,650
JHSF Participações SA	9,099,476	13,682
Mitre Realty Empreendimentos E Participações SA1	1,955,500	6,400
WHA Corp. PCL[2]	59,416,400	5,988
Mindspace Business Parks REIT[1,2,4]	654,600	2,810

American Funds Insurance Series      53

Global Small Capitalization Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Real estate (continued)

Mindspace Business Parks REIT[1,2]	595,400	$2,608
DoubleDragon Properties Corp.[1,2]	6,395,985	1,984
Cyrela Commercial Properties SA, ordinary nominative	105,754	279

		110,157

Communication services 2.00%

Altice Europe NV, Class A1,2	4,115,000	26,791
Bandwidth Inc., Class A1	122,000	18,748
Capcom Co., Ltd.[2]	226,800	14,745
New York Times Co., Class A	259,500	13,434
Square Enix Holdings Co., Ltd.[2]	143,200	8,690
Kamakura Shinsho, Ltd.[2]	677,700	7,514
Euskaltel, SA, non-registered shares[2]	630,178	6,734
Zee Entertainment Enterprises Ltd.[2]	1,398,700	4,295
Daily Mail and General Trust PLC, Class A, nonvoting shares[2]	296,800	3,025
Cardlytics, Inc.[1,3]	16,500	2,356

		106,332

Consumer staples 1.86%

Freshpet, Inc.[1]	318,400	45,210
Grocery Outlet Holding Corp.[1]	755,400	29,649
AAK AB2	511,300	10,311
Hilton Food Group PLC[2]	586,277	8,938
Vector Group Ltd.	224,000	2,610
Raia Drogasil SA, ordinary nominative	445,000	2,145

		98,863

Utilities 1.22%

ENN Energy Holdings Ltd.[2]	4,026,200	59,096
Neoenergia SA	1,727,000	5,859

		64,955

Energy 0.46%

Parsley Energy, Inc., Class A	915,000	12,993
Venture Global LNG, Inc., Series C1,2,4,5,7	2,760	10,434
NuVista Energy Ltd.[1]	1,325,000	979

		24,406

Total common stocks (cost: $2,750,940,000)		5,060,082

Preferred securities 1.81%

Information technology 1.30%

Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares[1,2,5,7]	1,859,092	32,887
Avidxchange, Inc., Series F, preferred shares[1,2,5,7]	492,864	24,156
Gitlab Inc., Series E, preferred shares[1,2,5,7]	297,916	11,917

		68,960

Industrials 0.36%

Azul SA, preferred nominative (ADR)[1,3]	800,316	18,263
Azul SA, preferred nominative[1]	109,500	829

		19,092

Health care 0.15%

PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares[1,2,5,7]	2,931,405	8,231

Total preferred securities (cost: $62,052,000)		96,283

54      American Funds Insurance Series

Global Small Capitalization Fund (continued)

Rights & warrants 0.03%

	Shares	Value (000)

Consumer staples 0.03%

Qingdao Richen Food Co., Ltd., Class A, warrants, expire 2022[1,2,4]	132,100	$1,580

Total rights & warrants (cost: $1,550,000)		1,580

Convertible stocks 0.26%

Consumer discretionary 0.26%

Coursera, Inc., Series C, 8.00% noncumulative, convertible preferred shares[2,5,7]	531,643	9,038
Coursera, Inc., Series B, noncumulative, convertible preferred shares[2,5,7]	246,302	4,187
Coursera, Inc., Series F, noncumulative, convertible preferred shares[2,5,7]	36,964	629

		13,854

Total convertible stocks (cost: $10,863,000)		13,854

Short-term securities 4.21%

Commercial paper 2.58%

Toronto-Dominion Bank 0.19% due 1/19/2021[4]	100,000	99,993
NRW.Bank 0.22% due 1/22/2021[4]	37,000	36,997

		136,990

Money market investments 1.63%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[8,9]	71,737,955	71,738
Capital Group Central Cash Fund 0.12%[6,8]	151,346	15,136

		86,874

Total short-term securities (cost: $223,856,000)		223,864

Total investment securities 101.56% (cost: $3,049,261,000)		5,395,663
Other assets less liabilities (1.56)%		(82,922)

Net assets 100.00%		$5,312,741

Investments in affiliates6

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)
Common stocks 0.85%
Health care 0.00%
NuCana PLC (ADR)[1,3,10]	$12,711	$1,226	$—	$—	$(3,358)	$—	$—
Consumer discretionary 0.85%
Lands’ End, Inc.[1]	—	14,805	—	—	30,492	45,297	—

Total common stocks						45,297

Short-term securities 0.29%
Money market investments 0.29%
Capital Group Central Cash Fund 0.12%[8]	192,600	961,788	1,139,083	68	(237)	15,136	1,310

Total 1.14%				$68	$26,897	$60,433	$1,310

American Funds Insurance Series      55

Global Small Capitalization Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,225,547,000, which represented 41.89% of the net assets of the fund. This amount includes $2,067,250,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]

All or a portion of this security was on loan. The total value of all such securities was $77,648,000, which represented 1.46% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[4]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $176,728,000, which represented 3.33% of the net assets of the fund.

[5]	Value determined using significant unobservable inputs.
[6]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[7]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[8]	Rate represents the seven-day yield at 12/31/2020.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Unaffiliated issuer at 12/31/2020.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares	5/27/2020	$15,500	$32,887	.62%
Avidxchange, Inc., Series F, preferred shares	12/26/2019	24,156	24,156	.45
Gitlab Inc., Series E, preferred shares	9/11/2019	5,550	11,917	.22
Venture Global LNG, Inc., Series C	5/1/2015	8,280	10,434	.20
Coursera, Inc., Series C, 8.00% noncumulative, convertible preferred shares	2/20/2020	6,380	9,038	.17
PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares	2/7/2020	6,000	8,231	.16
Coursera, Inc., Series B, noncumulative, convertible preferred shares	8/12/2020	3,855	4,187	.08
Coursera, Inc.	8/12/2020	2,514	2,409	.05
Coursera, Inc., Series F, noncumulative, convertible preferred shares	7/15/2020	628	629	.01

Total private placement securities		$72,863	$103,888	1.96%

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

SDR = Swedish Depositary Receipts

See notes to financial statements.

56      American Funds Insurance Series

Growth Fund

Investment portfolio December 31, 2020

Common stocks 95.50%

	Shares	Value (000)

Information technology 22.59%

Microsoft Corp.	8,170,085	$1,817,190
Broadcom Inc.	1,811,536	793,181
ASML Holding NV (New York registered) (ADR)	632,100	308,288
ASML Holding NV1	635,000	306,871
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	18,618,000	349,673
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,218,945	241,954
RingCentral, Inc., Class A2	1,322,397	501,149
Shopify Inc., Class A, subordinate voting shares[2]	410,400	464,552
Visa Inc., Class A	1,591,570	348,124
PayPal Holdings, Inc.[2]	1,319,600	309,050
Mastercard Inc., Class A	716,844	255,870
Advanced Micro Devices, Inc.[2]	2,360,947	216,522
MongoDB, Inc., Class A2	594,973	213,619
Autodesk, Inc.[2]	654,703	199,907
FleetCor Technologies, Inc.[2]	710,400	193,818
Keyence Corp.[1]	300,900	169,341
Cree, Inc.[2]	1,495,879	158,414
Square, Inc., Class A2	726,255	158,062
Ceridian HCM Holding Inc.[2]	1,274,711	135,833
ServiceNow, Inc.[2]	235,806	129,795
Samsung Electronics Co., Ltd.[1]	1,538,083	114,952
Tyler Technologies, Inc.[2]	263,200	114,892
Micron Technology, Inc.[2]	1,447,335	108,811
Guidewire Software, Inc.[2]	821,399	105,739
Apple Inc.	779,886	103,483
Applied Materials, Inc.	1,033,670	89,206
HubSpot, Inc.[2]	210,067	83,279
Trimble Inc.[2]	900,572	60,131
Bill.Com Holdings, Inc.[2]	433,100	59,118
Adobe Inc.[2]	115,899	57,963
Intel Corp.	1,136,000	56,596
Elastic NV, non-registered shares[2]	346,722	50,667
Fidelity National Information Services, Inc.	328,778	46,509
Alteryx, Inc., Class A2	353,058	42,999
Flex Ltd.[2]	2,234,300	40,173
SK hynix, Inc.[1]	330,800	36,189
Zendesk, Inc.[2]	252,368	36,119
NetApp, Inc.	527,540	34,944
Fiserv, Inc.[2]	304,473	34,667
Jack Henry & Associates, Inc.	167,789	27,180
MKS Instruments, Inc.	157,800	23,741
Okta, Inc., Class A2	93,170	23,689
Motorola Solutions, Inc.	134,257	22,832
ON Semiconductor Corp.[2]	640,919	20,977
EPAM Systems, Inc.[2]	52,839	18,935
GoDaddy Inc., Class A2	213,800	17,735
Smartsheet Inc., Class A2	238,281	16,511
Enphase Energy, Inc.[2]	87,779	15,403
VeriSign, Inc.[2]	68,100	14,737
Amadeus IT Group SA, Class A, non-registered shares[1]	160,263	11,603
Concentrix Corp.[2]	108,272	10,686
Global Payments Inc.	46,612	10,041
SYNNEX Corp.	108,272	8,818
Atlassian Corp. PLC, Class A2	19,317	4,518

		8,795,056

Consumer discretionary 18.83%

Tesla, Inc.[2]	5,488,000	3,872,717
Amazon.com, Inc.[2]	270,876	882,224
Dollar General Corp.	1,774,500	373,177
Home Depot, Inc.	848,736	225,441
LVMH Moët Hennessy-Louis Vuitton SE1	330,000	206,194

American Funds Insurance Series      57

Growth Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Consumer discretionary (continued)

Domino’s Pizza, Inc.	448,575	$172,011
Darden Restaurants, Inc.	1,438,876	171,399
Booking Holdings Inc.[2]	74,213	165,292
Toll Brothers, Inc.	3,280,000	142,582
Bright Horizons Family Solutions Inc.[2]	681,000	117,806
Burlington Stores, Inc.[2]	432,204	113,043
Hermès International[1]	97,299	104,631
Royal Caribbean Cruises Ltd.	1,201,909	89,771
NIKE, Inc., Class B	546,407	77,300
Floor & Decor Holdings, Inc., Class A2	769,300	71,430
Chipotle Mexican Grill, Inc.[2]	46,247	64,131
Aramark	1,666,401	64,123
Airbnb, Inc., Class A2	374,400	54,962
Five Below, Inc.[2]	198,640	34,758
Flutter Entertainment PLC (EUR denominated)[1]	166,291	34,062
Wynn Resorts, Ltd.	258,022	29,113
Las Vegas Sands Corp.	485,638	28,944
Westwing Group AG, non-registered shares[1,2,3]	707,000	28,606
Caesars Entertainment, Inc.[2]	379,500	28,185
Norwegian Cruise Line Holdings Ltd.[2,3]	1,095,796	27,866
Marriott International, Inc., Class A	210,000	27,703
Peloton Interactive, Inc., Class A2	180,000	27,310
Grand Canyon Education, Inc.[2]	213,615	19,890
Hilton Worldwide Holdings Inc.	151,700	16,878
Evolution Gaming Group AB1	160,210	16,243
Cie. Financière Richemont SA, Class A1	174,005	15,724
YUM! Brands, Inc.	129,700	14,080
EssilorLuxottica[1]	69,400	10,823

		7,328,419

Communication services 18.02%

Facebook, Inc., Class A2	7,454,034	2,036,144
Netflix, Inc.[2]	3,139,599	1,697,675
Alphabet Inc., Class C2	466,472	817,203
Alphabet Inc., Class A2	60,216	105,537
T-Mobile US, Inc.[2]	4,003,260	539,840
Activision Blizzard, Inc.	5,097,672	473,319
Charter Communications, Inc., Class A2	695,547	460,139
Snap Inc., Class A2	8,325,383	416,852
Comcast Corp., Class A	4,324,019	226,579
Zillow Group, Inc., Class C, nonvoting shares[2]	347,800	45,144
Zillow Group, Inc., Class A2	271,354	36,888
Pinterest, Inc., Class A2	1,027,744	67,728
Match Group, Inc.[2]	234,000	35,379
Live Nation Entertainment, Inc.[2]	400,000	29,392
Twitter, Inc.[2]	460,000	24,909

		7,012,728

Health care 12.72%

UnitedHealth Group Inc.	2,472,454	867,040
Intuitive Surgical, Inc.[2]	803,680	657,491
Regeneron Pharmaceuticals, Inc.[2]	841,544	406,558
Centene Corp.[2]	5,286,474	317,347
Thermo Fisher Scientific Inc.	632,000	294,373
Humana Inc.	496,800	203,822
Exact Sciences Corp.[2]	1,296,188	171,732
ResMed Inc.	755,000	160,483
Insulet Corp.[2]	622,000	159,002
NovoCure Ltd.[2]	916,689	158,624
Seagen Inc.[2]	874,815	153,215
Teladoc Health, Inc.[2]	643,000	128,574
Vertex Pharmaceuticals Inc.[2]	450,522	106,476

58      American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Health care (continued)

CRISPR Therapeutics AG2	652,706	$99,936
Biohaven Pharmaceutical Holding Co. Ltd.[2]	1,068,637	91,593
Abbott Laboratories	643,963	70,508
CVS Health Corp.	862,934	58,938
DexCom, Inc.[2]	158,238	58,504
Allakos Inc.[2]	401,374	56,192
Cigna Corp.	262,355	54,617
Danaher Corp.	235,935	52,411
Gilead Sciences, Inc.	899,185	52,387
Edwards Lifesciences Corp.[2]	569,100	51,919
Galapagos NV1,2	527,552	51,910
Vir Biotechnology, Inc.[2,3]	1,555,475	41,656
Verily Life Sciences LLC[1,2,4,5]	300,178	41,103
Catalent, Inc.[2]	319,000	33,198
Oak Street Health, Inc.[2]	538,184	32,915
Pfizer Inc.	884,714	32,566
Neurocrine Biosciences, Inc.[2]	326,200	31,266
Allogene Therapeutics, Inc.[2]	1,146,511	28,938
AstraZeneca PLC[1]	256,500	25,627
Guardant Health, Inc.[2]	196,303	25,300
Incyte Corp.[2]	288,800	25,120
Molina Healthcare, Inc.[2]	96,799	20,587
Chemed Corp.	37,667	20,062
Mettler-Toledo International Inc.[2]	16,900	19,261
Grail, Inc.[1,2,4,5,6]	1,864,884	18,350
Eli Lilly and Company	100,800	17,019
Pacific Biosciences of California, Inc.[2]	619,579	16,072
Ultragenyx Pharmaceutical Inc.[2]	67,100	9,289
Adaptive Biotechnologies Corp.[2]	141,048	8,340
Novavax, Inc.[2]	72,500	8,084
Global Blood Therapeutics, Inc.[2]	125,000	5,414
GoodRx Holdings, Inc., Class A2	97,500	3,933
Cortexyme, Inc.[2,3]	128,600	3,573
Zimmer Biomet Holdings, Inc.	13,800	2,126

		4,953,451

Industrials 8.44%

Uber Technologies, Inc.[2]	8,501,767	433,590
Delta Air Lines, Inc.	10,425,000	419,189
TransDigm Group Inc.[2]	582,800	360,666
MTU Aero Engines AG1	745,782	194,314
Jacobs Engineering Group Inc.	1,716,000	186,975
CSX Corp.	1,920,800	174,313
United Rentals, Inc.[2]	520,800	120,779
Airbus SE, non-registered shares[1,2]	944,893	103,796
Middleby Corp.[2]	702,000	90,502
Lockheed Martin Corp.	243,441	86,417
Carrier Global Corp.	2,181,661	82,292
ITOCHU Corp.[1]	2,545,000	73,299
Dun & Bradstreet Holdings, Inc.[2]	2,885,458	71,848
Ryanair Holdings PLC (ADR)[2]	634,951	69,832
Ryanair Holdings PLC[1,2]	96,554	1,923
Komatsu Ltd.[1]	1,995,900	54,693
Honeywell International Inc.	251,344	53,461
Norfolk Southern Corp.	216,936	51,546
Southwest Airlines Co.	1,100,000	51,271
Equifax Inc.	247,800	47,786
Westinghouse Air Brake Technologies Corp.	641,700	46,972
ASGN Inc.[2]	560,000	46,777
HEICO Corp.	311,000	41,177
HEICO Corp., Class A	43,500	5,092
Boeing Company	215,302	46,088

American Funds Insurance Series      59

Growth Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Industrials (continued)

Armstrong World Industries, Inc.	616,904	$45,892
Emerson Electric Co.	508,000	40,828
BWX Technologies, Inc.	615,900	37,126
Safran SA1,2	259,640	36,822
Plug Power Inc.[2]	1,054,776	35,767
Parker-Hannifin Corp.	113,931	31,036
AMETEK, Inc.	253,600	30,670
Waste Connections, Inc.	290,200	29,766
FedEx Corp.	99,600	25,858
Caterpillar Inc.	111,500	20,295
Lennox International Inc.	55,533	15,214
Northrop Grumman Corp.	47,900	14,596
Generac Holdings Inc.[2]	31,762	7,223

		3,285,691

Financials 5.43%

Bank of America Corp.	14,780,700	448,003
First Republic Bank	1,800,955	264,614
Intercontinental Exchange, Inc.	1,735,900	200,132
Berkshire Hathaway Inc., Class B2	582,700	135,111
Berkshire Hathaway Inc., Class A2	57	19,825
SVB Financial Group[2]	349,456	135,529
BlackRock, Inc.	150,000	108,231
S&P Global Inc.	236,500	77,745
State Street Corp.	973,886	70,879
Marsh & McLennan Companies, Inc.	577,751	67,597
American International Group, Inc.	1,761,110	66,676
JPMorgan Chase & Co.	510,000	64,806
MSCI Inc.	117,900	52,646
London Stock Exchange Group PLC[1]	426,339	52,553
Arch Capital Group Ltd.[2]	1,326,267	47,838
Capital One Financial Corp.	390,000	38,551
Moody’s Corp.	102,277	29,685
CME Group Inc., Class A	134,493	24,484
Onex Corp.	425,000	24,393
KKR & Co. Inc.	600,300	24,306
Bank of New York Mellon Corp.	559,000	23,724
The Blackstone Group Inc., Class A	360,000	23,332
Aon PLC, Class A	110,000	23,240
East West Bancorp, Inc.	326,417	16,553
Everest Re Group, Ltd.	66,500	15,567
Ares Management Corp., Class A	310,500	14,609
Western Alliance Bancorporation	241,906	14,502
RenaissanceRe Holdings Ltd.	63,000	10,447
BNP Paribas SA1,2	180,106	9,500
PNC Financial Services Group, Inc.	56,934	8,483

		2,113,561

Consumer staples 3.22%

Kroger Co.	8,065,000	256,144
Philip Morris International Inc.	2,996,360	248,069
British American Tobacco PLC[1]	3,967,410	147,567
British American Tobacco PLC (ADR)	195,000	7,311
Costco Wholesale Corp.	403,332	151,967
Constellation Brands, Inc., Class A	617,500	135,263
Altria Group, Inc.	2,873,699	117,822
Molson Coors Beverage Company, Class B, restricted voting shares	1,104,700	49,921
Associated British Foods PLC[1,2]	1,515,607	46,958
Estée Lauder Companies Inc., Class A	146,800	39,077
Grocery Outlet Holding Corp.[2]	529,261	20,774

60      American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Consumer staples (continued)

Church & Dwight Co., Inc.	151,700	$13,233
Anheuser-Busch InBev SA/NV1	162,528	11,358
Monster Beverage Corp.[2]	73,900	6,834

		1,252,298

Materials 3.09%

Vale SA, ordinary nominative (ADR)	14,554,387	243,931
Wheaton Precious Metals Corp.	3,176,400	132,583
Franco-Nevada Corp.	937,000	117,484
LyondellBasell Industries NV	1,249,142	114,496
Grupo México, SAB de CV, Series B	25,084,100	106,037
Barrick Gold Corp.	4,058,000	92,441
CCL Industries Inc., Class B, nonvoting shares	1,615,000	73,321
Royal Gold, Inc.	517,000	54,988
Sherwin-Williams Company	71,200	52,326
Celanese Corp.	350,400	45,531
CF Industries Holdings, Inc.	979,000	37,897
Allegheny Technologies Inc.[2]	2,070,860	34,728
Shin-Etsu Chemical Co., Ltd.[1]	194,100	33,980
Linde PLC	120,000	31,621
PPG Industries, Inc.	149,623	21,579
Nucor Corp.	95,800	5,096
Dow Inc.	66,000	3,663

		1,201,702

Energy 1.66%

Halliburton Co.	13,300,000	251,370
Canadian Natural Resources, Ltd. (CAD denominated)	5,048,400	121,322
Canadian Natural Resources, Ltd.	105,100	2,527
Cenovus Energy Inc.	12,798,618	77,924
EOG Resources, Inc.	1,139,372	56,820
Suncor Energy Inc.	3,326,066	55,787
ConocoPhillips	527,835	21,108
Concho Resources Inc.	319,500	18,643
Cimarex Energy Co.	435,500	16,336
Equitrans Midstream Corp.	1,858,695	14,944
Schlumberger Ltd.	363,800	7,942

		644,723

Real estate 0.95%

Equinix, Inc. REIT	311,485	222,456
American Tower Corp. REIT	349,342	78,413
Park Hotels & Resorts Inc. REIT	2,181,898	37,420
Pebblebrook Hotel Trust REIT	1,660,276	31,213

		369,502

Utilities 0.55%

PG&E Corp.[2]	7,278,900	90,695
Edison International	751,381	47,202
Xcel Energy Inc.	680,000	45,336
Ørsted AS1	125,286	25,624
AES Corp.	312,000	7,332

		216,189

Total common stocks (cost: $16,215,513,000)		37,173,320

Preferred securities 0.12%

Information technology 0.12%

Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	654,840	44,452

Total preferred securities (cost: $27,479,000)		44,452

American Funds Insurance Series      61

Growth Fund (continued)

Convertible bonds & notes 0.07%

	Principal amount (000)	Value (000)

Consumer staples 0.07%

JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)[1,4,5,7]	$40,439	$29,464

Total convertible bonds & notes (cost: $40,250,000)		29,464

	Shares

Short-term securities 4.19%

Money market investments 4.19%

Capital Group Central Cash Fund 0.12%[8,9]	16,235,284	1,623,691

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[8,10]	6,803,461	6,803

Total short-term securities (cost: $1,630,388,000)		1,630,494
Total investment securities 99.88% (cost: $17,913,630,000)		38,877,730
Other assets less liabilities 0.12%		46,314

Net assets 100.00%		$38,924,044

Investments in affiliates9

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 4.17%
Money market investments 4.17%
Capital Group Central Cash Fund 0.12%[8]	$1,102,492	$7,443,677	$6,923,077	$602	$(3)	$1,623,691	$6,391

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,408,205,000, which represented 6.19% of the net assets of the fund. This amount includes $2,319,288,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

All or a portion of this security was on loan. The total value of all such securities was $7,302,000, which represented .02% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[4]	Value determined using significant unobservable inputs.
[5]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[6]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,350,000, which represented .05% of the net assets of the fund.

[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Rate represents the seven-day yield at 12/31/2020.
[9]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$37,000	$41,103	.10%
JUUL Labs, Inc., convertible notes, 7.00% 2025	2/3/2020-11/3/2020	40,250	29,464	.08
Grail, Inc.	4/17/2020	9,526	18,350	.05

Total private placement securities		$86,776	$88,917	.23%

Key To abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

See notes to financial statements.

62      American Funds Insurance Series

International Fund

Investment portfolio December 31, 2020

Common stocks 93.80%

	Shares	Value (000)

Financials 17.06%

AIA Group Ltd.[1]	36,489,500	$449,466
HDFC Bank Ltd.[1,2]	17,086,200	336,563
HDFC Bank Ltd. (ADR)[2]	531,294	38,392
Kotak Mahindra Bank Ltd.[1,2]	10,657,149	291,651
Ping An Insurance (Group) Company of China, Ltd., Class H1	11,877,600	145,893
Ping An Insurance (Group) Company of China, Ltd., Class A1	962,202	12,803
Bank Rakyat Indonesia (Persero) Tbk PT1	214,873,000	63,782
Sberbank of Russia PJSC (ADR)[1]	4,253,000	61,311
XP Inc., Class A2	1,483,000	58,831
BNP Paribas SA1,2	847,058	44,677
B3 SA - Brasil, Bolsa, Balcao	3,338,300	39,834
Axis Bank Ltd.[1,2]	3,890,055	33,115
Aegon NV1	7,120,095	28,434
London Stock Exchange Group PLC[1]	217,000	26,748
Banco Santander, SA1,2	7,887,200	24,489
Lufax Holding Ltd. (ADR)[2,3]	1,676,700	23,809
PICC Property and Casualty Co. Ltd., Class H1	26,414,000	20,013
FinecoBank SpA[1,2]	1,211,135	19,765
Deutsche Bank AG1,2	1,715,430	18,676
Bajaj Finance Ltd.[1]	244,400	17,750
ING Groep NV1,2	1,486,000	14,077
IndusInd Bank Ltd.[1,2]	941,500	11,568
BOC Hong Kong (Holdings) Ltd.[1]	3,739,000	11,363
China Merchants Bank Co., Ltd., Class H1	1,254,500	7,967
The People’s Insurance Co. (Group) of China Ltd., Class H1	17,500,000	5,560

		1,806,537

Consumer discretionary 14.88%

MercadoLibre, Inc.[2]	190,800	319,632
Alibaba Group Holding Ltd.[1,2]	8,148,200	238,071
Alibaba Group Holding Ltd. (ADR)[2]	17,700	4,119
Sony Corp.[1]	1,610,700	161,946
Delivery Hero SE1,2	854,887	132,687
Galaxy Entertainment Group Ltd.[1]	9,203,000	71,582
Meituan, Class B1,2	1,755,447	67,139
B2W - Cia. Digital, ordinary nominative[2]	3,734,000	54,354
Fast Retailing Co., Ltd.[1]	58,900	52,854
adidas AG1,2	138,518	50,425
Evolution Gaming Group AB1	483,000	48,970
LVMH Moët Hennessy-Louis Vuitton SE1	72,223	45,127
Kering SA1	61,638	44,811
Maruti Suzuki India Ltd.[1]	422,000	44,280
Melco Resorts & Entertainment Ltd. (ADR)	2,334,881	43,312
Cie. Financière Richemont SA, Class A1	454,500	41,070
Prosus NV1	361,000	38,834
Naspers Ltd., Class N1	147,000	30,087
Flutter Entertainment PLC (GBP denominated)[1]	112,374	23,266
H & M Hennes & Mauritz AB, Class B1,2	768,000	16,042
EssilorLuxottica[1]	90,000	14,036
Just Eat Takeaway (GBP denominated)[1,2]	79,800	9,017
Astra International Tbk PT1	19,726,000	8,472
Pan Pacific International Holdings Corp.[1]	354,000	8,177
Bandai Namco Holdings Inc.[1]	86,442	7,482

		1,575,792

Health care 14.59%

Daiichi Sankyo Company, Ltd.[1]	6,480,000	222,137
Chugai Pharmaceutical Co., Ltd.[1]	3,896,700	208,040
WuXi Biologics (Cayman) Inc.[1,2]	13,919,700	185,411
Olympus Corp.[1]	4,813,000	105,357
Novartis AG1	1,008,000	95,206
Grifols, SA, Class A, non-registered shares[1,3]	2,691,000	78,559

American Funds Insurance Series      63

International Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Health care (continued)

Grifols, SA, Class B (ADR)	793,690	$14,636
Fresenius SE & Co. KGaA[1]	1,959,154	90,529
M3, Inc.[1]	882,000	83,426
Hikma Pharmaceuticals PLC[1]	2,371,000	81,673
Teva Pharmaceutical Industries Ltd. (ADR)[2]	7,216,598	69,640
Alcon Inc.[1,2]	872,151	58,225
Aier Eye Hospital Group Co., Ltd., Class A1	4,254,057	48,723
WuXi AppTec Co., Ltd., Class A1	2,102,800	43,412
WuXi AppTec Co., Ltd., Class H1	260,000	5,108
Notre Dame Intermédica Participações SA	3,111,000	46,921
Fresenius Medical Care AG & Co. KGaA[1]	325,140	27,120
HOYA Corp.[1]	189,100	26,139
Merck KGaA[1]	129,000	22,112
Takeda Pharmaceutical Company, Ltd.[1]	533,765	19,350
Yunnan Baiyao Group Co., Ltd., Class A1	790,600	13,767
NMC Health PLC[1,2,4]	449,500	6

		1,545,497

Industrials 11.54%

Airbus SE, non-registered shares[1,2]	2,732,749	300,191
Recruit Holdings Co., Ltd.[1]	3,195,109	134,014
Knorr-Bremse AG, non-registered shares[1]	847,671	115,475
Melrose Industries PLC[1,2]	45,834,933	111,783
Safran SA1,2	701,300	99,459
NIBE Industrier AB, Class B1	2,666,589	87,563
Ryanair Holdings PLC (ADR)[2]	591,300	65,031
Ryanair Holdings PLC[1,2]	348,056	6,933
MTU Aero Engines AG1	182,000	47,420
Airports of Thailand PCL, foreign registered[1]	21,472,000	44,267
Rheinmetall AG1	381,264	40,293
ASSA ABLOY AB, Class B1	1,510,047	37,142
International Container Terminal Services, Inc.[1]	12,890,350	33,159
CCR SA, ordinary nominative	9,410,222	24,403
Shanghai International Airport Co., Ltd., Class A1	2,032,685	23,527
Jardine Matheson Holdings Ltd.[1]	336,600	18,852
BAE Systems PLC[1]	2,510,000	16,788
Brenntag AG1	77,900	6,029
Rumo SA2	1,514,700	5,611
Alliance Global Group, Inc.[1]	20,000,000	4,417

		1,222,357

Information technology 8.15%

StoneCo Ltd., Class A2	1,215,600	102,013
PagSeguro Digital Ltd., Class A2	1,743,000	99,142
Nice Ltd. (ADR)[2]	263,000	74,571
Nomura Research Institute, Ltd.[1]	1,945,500	69,515
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	3,433,000	64,477
ASML Holding NV1	125,945	60,864
Samsung Electronics Co., Ltd.[1]	777,000	58,071
Atlassian Corp. PLC, Class A2	210,500	49,230
Keyence Corp.[1]	83,000	46,711
Delta Electronics, Inc.[1]	4,812,409	44,891
Silergy Corp.[1]	474,000	40,636
OBIC Co., Ltd.[1]	172,600	34,712
Oneconnect Financial Technology Co., Ltd. (ADR)[2]	1,716,000	33,822
Avast PLC[1]	4,289,000	31,550
STMicroelectronics NV1	631,500	23,397
Hexagon AB, Class B1	208,900	19,023
Xero Ltd.[1,2]	95,031	10,819

		863,444

64      American Funds Insurance Series

International Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Communication services 7.69%

SoftBank Group Corp.[1]	2,723,400	$213,285
Tencent Holdings Ltd.[1]	1,729,587	126,376
Z Holdings Corp.[1]	14,787,000	89,685
Square Enix Holdings Co., Ltd.[1]	1,251,900	75,968
SoftBank Corp.[1]	4,438,300	55,641
Sea Ltd., Class A (ADR)[2]	273,600	54,460
Nintendo Co., Ltd.[1]	82,500	52,651
Bharti Airtel Ltd.[1]	6,879,515	48,090
Altice Europe NV, Class A1,2	5,269,395	34,307
Altice Europe NV, Class B1,2	1,077,927	6,955
Bilibili Inc., Class Z (ADR)[2]	429,261	36,796
Scout24 AG1	154,000	12,616
América Móvil, SAB de CV, Series L (ADR)	409,657	5,957
América Móvil, SAB de CV, Series L	2,139,900	1,558

		814,345

Energy 6.24%

Reliance Industries Ltd.[1]	8,944,564	243,658
Reliance Industries Ltd., interim shares[1]	196,599	3,015
Neste Oyj[1]	1,676,225	121,090
Royal Dutch Shell PLC, Class B1	5,001,407	86,166
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	620,800	11,021
Canadian Natural Resources, Ltd. (CAD denominated)	2,290,400	55,042
Total SE1,3	1,147,298	49,492
BP PLC[1]	13,959,863	48,089
Cenovus Energy Inc.	6,343,100	38,620
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	426,000	4,784

		660,977

Materials 5.26%

Vale SA, ordinary nominative (ADR)	15,872,642	266,026
Vale SA, ordinary nominative	608,881	10,251
First Quantum Minerals Ltd.	5,508,100	98,877
Shin-Etsu Chemical Co., Ltd.[1]	321,400	56,265
Linde PLC (EUR denominated)[1]	207,300	53,837
BHP Group PLC[1]	976,400	25,732
Akzo Nobel NV1	118,578	12,737
BASF SE1	151,600	11,971
CRH PLC[1]	250,861	10,604
Koninklijke DSM NV1	61,300	10,560

		556,860

Consumer staples 4.32%

Nestlé SA1	970,200	114,221
Pernod Ricard SA1	294,714	56,493
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	8,254,713	56,087
Imperial Brands PLC[1]	2,046,000	42,989
Kweichow Moutai Co., Ltd., Class A1	134,543	41,115
British American Tobacco PLC[1]	951,000	35,372
Kirin Holdings Company, Ltd.[1,3]	1,365,800	32,247
Treasury Wine Estates Ltd.[1]	3,771,435	27,358
Heineken NV1	135,200	15,077
Chocoladefabriken Lindt & Sprüngli AG1	107	10,693
Shiseido Company, Ltd.[1]	152,000	10,544
JBS SA, ordinary nominative	1,811,000	8,249
Dabur India Ltd.[1]	980,000	7,170

		457,615

American Funds Insurance Series      65

International Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Utilities 3.28%

ENN Energy Holdings Ltd.[1]	13,250,000	$194,483
China Gas Holdings Ltd.[1]	24,134,000	96,227
E.ON SE1	5,147,000	57,003

		347,713

Real estate 0.79%

Ayala Land, Inc.[1]	54,527,900	46,441
China Overseas Land & Investment Ltd.[1]	13,502,000	29,371
CK Asset Holdings Ltd.[1]	1,442,000	7,417

		83,229

Total common stocks (cost: $6,233,438,000)		9,934,366

Preferred securities 1.19%

Energy 0.66%

Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	6,336,898	70,086

Health care 0.53%

Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,026,230	56,376

Total preferred securities (cost: $104,416,000)		126,462

Rights & warrants 0.40%

Health care 0.40%

Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,5]	1,448,500	16,590
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,2,5]	578,554	6,527
WuXi AppTec Co., Ltd., Class A, warrants, expire 2021[1,5]	896,000	18,498

		41,615

Consumer discretionary 0.00%

Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	909,000	236

Total rights & warrants (cost: $21,623,000)		41,851

	Principal amount (000)
Convertible bonds & notes 0.01%

Health care 0.01%

NMC Health Jersey Ltd., convertible notes, 1.875% 2025[6]	$28,000	1,260

Total convertible bonds & notes (cost: $5,855,000)		1,260

Bonds, notes & other debt instruments 0.17%

Bonds & notes of governments & government agencies outside the U.S. 0.11%

United Mexican States, Series M, 8.00% 2023	MXN203,000	11,204

Corporate bonds, notes & loans 0.06%

Materials 0.06%

Vale Overseas Ltd. 3.75% 2030	$5,936	6,610

Total bonds, notes & other debt instruments (cost: $15,915,000)		17,814

66      American Funds Insurance Series

International Fund (continued)

	Shares	Value (000)

Short-term securities 5.08%

Money market investments 5.08%

Capital Group Central Cash Fund 0.12%[7,8]	5,237,912	$523,844
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[7,9]	13,975,150	13,975

Total short-term securities (cost: $537,755,000)		537,819

Total investment securities 100.65% (cost: $6,919,002,000)		10,659,572
Other assets less liabilities (0.65)%		(68,714)

Net assets 100.00%		$10,590,858

Forward currency contracts

Contract amount				Unrealized appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	(depreciation) at 12/31/2020 (000)
GBP 18,500	USD 24,992	Citibank	1/11/2021	$309
USD 24,907	GBP 18,500	Citibank	1/11/2021	(395)

				$(86)

Investments in affiliates8

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 4.95%
Money market investments 4.95%
Capital Group Central Cash Fund 0.12%[7]	$544,457	$2,134,592	$2,155,054	$36	$(187)	$523,844	$3,029

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $8,284,434,000, which represented 78.22% of the net assets of the fund. This amount includes $8,284,428,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

All or a portion of this security was on loan. The total value of all such securities was $83,899,000, which represented .79% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[4]	Value determined using significant unobservable inputs.
[5]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,615,000, which represented .39% of the net assets of the fund.

[6]	Scheduled interest and/or principal payment was not received.
[7]	Rate represents the seven-day yield at 12/31/2020.
[8]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

MXN = Mexican pesos

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series      67

New World Fund

Investment portfolio December 31, 2020

Common stocks 89.66%

	Shares	Value (000)

Information technology 18.98%

Microsoft Corp.	410,007	$91,194
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	3,960,000	74,375
PagSeguro Digital Ltd., Class A2	1,145,350	65,147
StoneCo Ltd., Class A2	712,435	59,788
Mastercard Inc., Class A	146,107	52,151
PayPal Holdings, Inc.[2]	204,345	47,858
Keyence Corp.[1]	68,700	38,663
Broadcom Inc.	86,409	37,834
Adobe Inc.[2]	67,840	33,928
ASML Holding NV1	62,856	30,376
Cree, Inc.[2]	253,513	26,847
Silergy Corp.[1]	307,000	26,319
Samsung Electronics Co., Ltd.[1]	308,854	23,083
EPAM Systems, Inc.[2]	52,701	18,885
Kingdee International Software Group Co. Ltd.[1]	3,135,000	12,866
Accenture PLC, Class A	43,462	11,353
Apple Inc.	82,604	10,961
Visa Inc., Class A	45,355	9,920
Trimble Inc.[2]	143,946	9,611
Hexagon AB, Class B1	91,408	8,324
Oneconnect Financial Technology Co., Ltd. (ADR)[2]	417,419	8,227
Tokyo Electron Ltd.[1]	18,600	6,937
MediaTek Inc.[1]	259,000	6,917
Edenred SA1	112,405	6,378
Advanced Micro Devices, Inc.[2]	67,034	6,148
FleetCor Technologies, Inc.[2]	20,916	5,706
Network International Holdings PLC[1,2]	1,260,807	5,630
Inphi Corp.[2]	32,349	5,191
Atlassian Corp. PLC, Class A2	20,258	4,738
Chindata Group Holdings Ltd., Class A (ADR)[2]	172,368	4,130
Halma PLC[1]	121,095	4,057
Autodesk, Inc.[2]	12,375	3,779
NetEase, Inc.[1]	194,400	3,720
Logitech International SA1	37,097	3,598
Nokia Corp.[1,2]	802,140	3,059
Micron Technology, Inc.[2]	39,018	2,933
Cognizant Technology Solutions Corp., Class A	35,343	2,896
ON Semiconductor Corp.[2]	82,489	2,700
GDS Holdings Ltd., Class A1,2	230,900	2,691
Nice Ltd. (ADR)[2]	9,355	2,652
Aspen Technology, Inc.[2]	19,209	2,502
Elastic NV, non-registered shares[2]	15,997	2,338
Globant SA2	10,638	2,315
Amphenol Corp., Class A	16,828	2,201
Hamamatsu Photonics KK1	30,700	1,758
SAP SE1	12,349	1,623
TravelSky Technology Ltd., Class H1	664,000	1,602
KLA Corp.	5,692	1,474
Hangzhou Hikvision Digital Technology Co., Ltd., Class A1	193,443	1,438
Intel Corp.	28,781	1,434
CMC Materials, Inc.	8,338	1,261
VeriSign, Inc.[2]	5,316	1,150
Amadeus IT Group SA, Class A, non-registered shares[1]	14,929	1,081
Vontier Corp.[2]	31,087	1,038
Coforge Ltd.[1]	20,580	765

		805,550

Consumer discretionary 14.40%

MercadoLibre, Inc.[2]	53,020	88,820
Alibaba Group Holding Ltd.[1,2]	2,075,204	60,633
LVMH Moët Hennessy-Louis Vuitton SE1	57,683	36,042
Delivery Hero SE1,2	228,670	35,492

68      American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Consumer discretionary (continued)

Naspers Ltd., Class N1	129,169	$26,437
General Motors Company	531,686	22,139
Galaxy Entertainment Group Ltd.[1]	2,777,000	21,600
Hermès International[1]	19,805	21,297
Meituan, Class B1,2	523,802	20,034
Kering SA1	26,627	19,358
XPeng Inc., Class A (ADR)[2,3]	434,541	18,611
EssilorLuxottica[1]	106,218	16,565
Evolution Gaming Group AB1	158,058	16,025
JD Health International Inc.[1,2]	710,150	13,741
adidas AG1,2	32,858	11,961
Cie. Financière Richemont SA, Class A1	115,827	10,466
Sony Corp.[1]	103,800	10,436
NIKE, Inc., Class B	71,017	10,047
Booking Holdings Inc.[2]	4,420	9,845
Gree Electric Appliances, Inc. of Zhuhai, Class A1	895,846	8,504
Li Ning Co. Ltd.[1]	1,231,501	8,484
Pop Mart International Group Ltd.[1,2]	778,200	8,166
Melco Resorts & Entertainment Ltd. (ADR)	411,713	7,637
IDP Education Ltd.[1]	418,781	6,415
Jumbo SA1	362,261	6,308
Astra International Tbk PT1	14,461,800	6,211
YUM! Brands, Inc.	52,525	5,702
Wyndham Hotels & Resorts, Inc.	95,196	5,659
Marriott International, Inc., Class A	42,036	5,545
JD.com, Inc., Class A1,2	120,550	5,309
Zhongsheng Group Holdings Ltd.[1]	683,500	4,873
Midea Group Co., Ltd., Class A1	307,835	4,642
Fast Retailing Co., Ltd.[1]	4,900	4,397
Suzuki Motor Corp.[1]	86,400	4,011
Wynn Macau, Ltd.[1,2]	2,336,800	3,929
Ferrari NV1	14,576	3,371
China MeiDong Auto Holdings Ltd.[1]	816,000	3,318
Prosus NV1	30,717	3,304
Industria de Diseño Textil, SA1	101,889	3,244
Samsonite International SA1,2	1,787,100	3,175
Allegro.eu1,2	136,887	3,111
Maruti Suzuki India Ltd.[1]	28,401	2,980
Domino’s Pizza, Inc.	7,473	2,866
Flutter Entertainment PLC (GBP denominated)[1]	12,491	2,586
Hyundai Motor Co.[1]	12,662	2,246
Shangri-La Asia Ltd.[1,2]	2,212,000	1,973
Aptiv PLC	14,036	1,829
InterContinental Hotels Group PLC[1,2]	26,077	1,694
Airbnb, Inc., Class A2	10,563	1,551
Lojas Americanas SA, ordinary nominative	384,328	1,513
Entain PLC[1,2]	94,780	1,471
Peugeot SA1,2	39,005	1,068
Vivo Energy PLC[1]	919,486	1,063
Dada Nexus Ltd. (ADR)[2,3]	25,200	920
Levi Strauss & Co., Class A	45,515	914
Wynn Resorts, Ltd.	7,397	835
Bayerische Motoren Werke AG1	6,118	540

		610,913

Health care 12.35%

Zai Lab Ltd. (ADR)[2]	384,191	51,996
Thermo Fisher Scientific Inc.	83,711	38,991
WuXi Biologics (Cayman) Inc.[1,2]	2,647,600	35,266
Carl Zeiss Meditec AG, non-registered shares[1]	205,241	27,310
WuXi AppTec Co., Ltd., Class A1	871,716	17,996
WuXi AppTec Co., Ltd., Class H1	459,100	9,020

American Funds Insurance Series      69

New World Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Health care (continued)

AstraZeneca PLC[1]	232,864	$23,265
Notre Dame Intermédica Participações SA	1,465,403	22,102
Abbott Laboratories	200,515	21,954
BioMarin Pharmaceutical Inc.[2]	179,080	15,704
PerkinElmer, Inc.	107,200	15,383
Asahi Intecc Co., Ltd.[1]	412,600	15,062
bioMérieux SA1	95,915	13,526
Jiangsu Hengrui Medicine Co., Ltd., Class A1	779,198	13,311
BeiGene, Ltd. (ADR)[2]	46,796	12,091
BeiGene, Ltd.[1,2]	54,000	1,086
CSL Ltd.[1]	57,968	12,666
Pharmaron Beijing Co., Ltd., Class H1	431,200	7,308
Pharmaron Beijing Co., Ltd., Class A1	265,800	4,894
Aier Eye Hospital Group Co., Ltd., Class A1	1,033,827	11,841
Yunnan Baiyao Group Co., Ltd., Class A1	679,100	11,826
Koninklijke Philips NV (EUR denominated)[1,2]	205,320	10,988
Shionogi & Co., Ltd.[1]	179,300	9,801
Olympus Corp.[1]	440,900	9,651
Novo Nordisk A/S, Class B1	111,509	7,800
Hypera SA, ordinary nominative	1,156,915	7,629
Hugel, Inc.[1,2]	43,840	7,585
CanSino Biologics Inc., Class H1,2	323,600	7,406
Straumann Holding AG1	6,192	7,211
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A1	346,233	6,802
Pfizer Inc.	171,061	6,297
Hangzhou Tigermed Consulting Co., Ltd., Class A1	227,271	5,632
Teva Pharmaceutical Industries Ltd. (ADR)[2]	573,624	5,536
Novartis AG1	55,224	5,216
Zoetis Inc., Class A	31,037	5,137
Alibaba Health Information Technology Ltd.[1,2]	1,650,600	4,898
Hikma Pharmaceuticals PLC[1]	135,368	4,663
Medtronic PLC	39,620	4,641
Danaher Corp.	20,736	4,606
HOYA Corp.[1]	27,600	3,815
Baxter International Inc.	47,480	3,810
Alcon Inc.[1,2]	55,002	3,672
Grifols, SA, Class A, non-registered shares[1]	84,195	2,458
Grifols, SA, Class B (ADR)	30,657	565
Mettler-Toledo International Inc.[2]	1,661	1,893
Lupin Ltd.[1]	140,828	1,885
OdontoPrev SA, ordinary nominative	554,693	1,554
Viatris Inc.[2]	21,294	399
NMC Health PLC[1,2,4]	49,400	1

		524,149

Financials 11.00%

Kotak Mahindra Bank Ltd.[1,2]	2,768,189	75,756
AIA Group Ltd.[1]	4,488,200	55,284
HDFC Bank Ltd.[1,2]	2,384,834	46,976
HDFC Bank Ltd. (ADR)[2]	76,097	5,499
B3 SA - Brasil, Bolsa, Balcao	2,627,316	31,351
Société Générale[1,2]	1,218,593	25,386
XP Inc., Class A2	480,952	19,079
Bajaj Finance Ltd.[1]	261,996	19,028
Capitec Bank Holdings Ltd.[1,2]	185,645	18,091
Sberbank of Russia PJSC (ADR)[1]	1,012,500	14,596
Sberbank of Russia PJSC (ADR)	226,687	3,287
Ping An Insurance (Group) Company of China, Ltd., Class H1	1,371,300	16,844
Ping An Insurance (Group) Company of China, Ltd., Class A1	36,100	480
UniCredit SpA[1,2]	1,762,672	16,312
HDFC Life Insurance Company Ltd.[1,2]	1,109,818	10,295
ICICI Bank Ltd. (ADR)[2]	495,101	7,357

70      American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Financials (continued)

ICICI Bank Ltd.[1,2]	384,782	$2,825
Moody’s Corp.	31,860	9,247
Banco Bilbao Vizcaya Argentaria, SA1	1,830,437	8,973
Hong Kong Exchanges and Clearing Ltd.[1]	153,700	8,454
S&P Global Inc.	22,691	7,459
Discovery Ltd.[1]	565,192	5,849
Bajaj Finserv Ltd.[1]	45,189	5,518
Fairfax Financial Holdings Ltd., subordinate voting shares	15,658	5,337
TCS Group Holding PLC (GDR)[1,5]	140,222	4,584
TCS Group Holding PLC (GDR)[1]	1,553	51
Bank Central Asia Tbk PT1	1,879,300	4,528
Lufax Holding Ltd. (ADR)[2]	291,670	4,142
China Merchants Bank Co., Ltd., Class H1	605,500	3,845
UBS Group AG1	225,557	3,155
AU Small Finance Bank Ltd.[1,2]	259,859	3,050
Moscow Exchange MICEX-RTS PJSC[1]	1,404,664	3,031
Eurobank Ergasias Services and Holdings SA1,2	4,206,715	2,978
PICC Property and Casualty Co. Ltd., Class H1	3,623,000	2,745
Alpha Bank SA1,2	2,100,154	2,453
Chubb Ltd.	15,529	2,390
The People’s Insurance Co. (Group) of China Ltd., Class H1	6,833,000	2,171
Axis Bank Ltd.[1,2]	219,958	1,872
BB Seguridade Participações SA	273,314	1,559
Bank of the Philippine Islands[1]	839,100	1,424
Kasikornbank PCL, foreign registered[1]	345,200	1,318
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B2	1,278,484	1,305
Credicorp Ltd.	4,951	812

		466,696

Communication services 8.28%

Tencent Holdings Ltd.[1]	1,058,700	77,356
Sea Ltd., Class A (ADR)[2]	259,149	51,584
Facebook, Inc., Class A2	183,040	49,999
Alphabet Inc., Class C2	22,802	39,946
Alphabet Inc., Class A2	3,487	6,112
Netflix, Inc.[2]	48,388	26,165
Yandex NV, Class A2	283,230	19,707
América Móvil, SAB de CV, Series L (ADR)	1,066,269	15,504
Electronic Arts Inc.	92,639	13,303
Activision Blizzard, Inc.	126,033	11,702
Bharti Airtel Ltd.[1]	892,598	6,239
Indus Towers Ltd.[1]	1,872,343	5,909
Vodafone Group PLC[1]	3,261,452	5,367
JOYY Inc., Class A (ADR)	53,334	4,266
Bilibili Inc., Class Z (ADR)[2]	47,070	4,035
MTN Group Ltd.[1]	943,276	3,868
China Tower Corp. Ltd., Class H1	23,738,000	3,494
SoftBank Group Corp.[1]	39,400	3,086
Informa PLC[1]	186,868	1,404
JCDecaux SA1,2	48,473	1,107
Telkom Indonesia (Persero) Tbk PT, Class B1	4,360,300	1,029

		351,182

Materials 5.95%

Vale SA, ordinary nominative	1,721,168	28,977
Vale SA, ordinary nominative (ADR)	1,497,718	25,102
First Quantum Minerals Ltd.	1,278,353	22,948
Sika AG1	70,329	19,200
Asian Paints Ltd.[1]	499,171	18,927
Freeport-McMoRan Inc.	394,687	10,270
Shin-Etsu Chemical Co., Ltd.[1]	56,900	9,961

American Funds Insurance Series      71

New World Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Materials (continued)

Rio Tinto PLC[1]	106,811	$7,992
Linde PLC	29,913	7,882
LANXESS AG1	98,732	7,571
Koninklijke DSM NV1	39,449	6,796
Givaudan SA1	1,578	6,647
AngloGold Ashanti Ltd. (ADR)	210,144	4,753
AngloGold Ashanti Ltd.[1]	70,895	1,621
Gerdau SA (ADR)	1,298,914	6,066
Shree Cement Ltd.[1]	18,011	5,933
Arkema SA1	44,846	5,126
BHP Group PLC[1]	192,429	5,071
CCL Industries Inc., Class B, nonvoting shares	93,655	4,252
Umicore SA1	87,348	4,196
Air Liquide SA, non-registered shares[1]	25,294	4,151
Akzo Nobel NV1	36,592	3,931
Loma Negra Compania Industrial Argentina SA (ADR)	599,550	3,687
BASF SE1	45,331	3,580
Alrosa PJSC[1]	2,643,724	3,515
Barrick Gold Corp.	142,586	3,248
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A1	546,193	3,242
Chr. Hansen Holding A/S1,2	27,666	2,847
SIG Combibloc Group AG1	122,353	2,834
Huntsman Corp.	103,725	2,608
Turquoise Hill Resources Ltd.[2]	156,812	1,948
Turquoise Hill Resources Ltd. (CAD denominated)[2]	49,730	618
Amcor PLC (CDI)[1]	162,847	1,934
Celanese Corp.	14,743	1,916
Dow Inc.	32,269	1,791
Asahi Kasei Corp.[1]	130,400	1,341

		252,482

Industrials 5.91%

Shanghai International Airport Co., Ltd., Class A1	2,560,277	29,634
Airbus SE, non-registered shares[1,2]	244,231	26,829
Safran SA1,2	162,243	23,009
CCR SA, ordinary nominative	8,621,584	22,358
Wizz Air Holdings PLC[1,2]	220,032	13,742
IMCD NV1	99,924	12,696
International Container Terminal Services, Inc.[1]	4,297,260	11,054
DSV Panalpina A/S1	64,161	10,738
SMC Corp.[1]	16,500	10,077
Rumo SA2	2,191,897	8,119
Nidec Corp.[1]	56,800	7,157
TransDigm Group Inc.[2]	11,118	6,880
Ryanair Holdings PLC (ADR)[2]	52,278	5,750
Fortive Corp.	76,735	5,434
Daikin Industries, Ltd.[1]	23,300	5,189
Han’s Laser Technology Industry Group Co., Ltd., Class A1	771,125	5,053
Airports of Thailand PCL, foreign registered[1]	2,363,200	4,872
Spirax-Sarco Engineering PLC[1]	28,754	4,444
Centre Testing International Group Co., Ltd.[1]	1,056,096	4,427
Copa Holdings, SA, Class A	48,964	3,782
Jardine Matheson Holdings Ltd.[1]	59,000	3,305
Guangzhou Baiyun International Airport Co. Ltd., Class A1	1,501,303	3,245
Epiroc AB, Class B1	178,529	3,025
A-Living Smart City Services Co., Ltd., Class H1	659,500	2,938
Boeing Company	11,550	2,472
ABB Ltd.[1]	83,200	2,327
Komatsu Ltd.[1]	81,500	2,233
Experian PLC[1]	56,793	2,164
Air Lease Corp., Class A	43,452	1,930
Hefei Meyer Optoelectronic Technology Inc., Class A1	254,600	1,728

72      American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Industrials (continued)

Atlas Copco AB, Class B1	37,156	$1,669
Havells India Ltd.[1]	126,664	1,589
Carrier Global Corp.	23,873	901

		250,770

Consumer staples 5.71%

Kweichow Moutai Co., Ltd., Class A1	253,607	77,500
Nestlé SA1	162,495	19,130
Foshan Haitian Flavouring and Food Co. Ltd., Class A1	597,861	18,388
Nongfu Spring Co., Ltd., Class H1,2,3	2,018,605	14,354
Anheuser-Busch InBev SA/NV1	176,745	12,351
Carlsberg A/S, Class B1	55,396	8,881
Raia Drogasil SA, ordinary nominative	1,594,597	7,687
Pernod Ricard SA1	39,282	7,530
Avenue Supermarts Ltd.[1,2]	142,505	5,389
Mondelez International, Inc.	85,994	5,028
Reckitt Benckiser Group PLC[1]	53,352	4,772
Fomento Económico Mexicano, SAB de CV	618,449	4,672
Unilever PLC[1]	76,805	4,623
British American Tobacco PLC[1]	117,770	4,380
United Spirits Ltd.[1,2]	535,599	4,246
Wal-Mart de México, SAB de CV, Series V	1,351,284	3,801
Shiseido Company, Ltd.[1]	50,800	3,524
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	513,300	3,488
ITC Ltd.[1]	1,169,574	3,350
Heineken NV1	27,072	3,019
Kimberly-Clark de México, SAB de CV, Class A	1,647,040	2,813
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A1	266,585	2,725
Constellation Brands, Inc., Class A	11,586	2,538
Uni-Charm Corp.[1]	52,100	2,472
L’Oréal SA, non-registered shares[1]	6,491	2,466
Kirin Holdings Company, Ltd.[1]	89,700	2,118
Herbalife Nutrition Ltd.[2]	41,972	2,017
Japan Tobacco Inc.[1,3]	97,300	1,983
Colgate-Palmolive Company	18,811	1,609
Danone SA1	21,048	1,383
McCormick & Co., Inc., nonvoting shares	13,126	1,255
JBS SA, ordinary nominative	259,002	1,180
Chengdu Hongqi Chain Co., Ltd.[1]	1,109,901	1,124
Diageo PLC[1]	11,617	459

		242,255

Energy 3.77%

Reliance Industries Ltd.[1]	2,911,135	79,302
Reliance Industries Ltd., interim shares[1]	152,741	2,343
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	3,866,812	43,424
Royal Dutch Shell PLC, Class B1	446,106	7,686
Rosneft Oil Company PJSC (GDR)[1]	1,301,724	7,340
New Fortress Energy Inc., Class A	96,956	5,196
Gazprom PJSC (ADR)[1]	780,774	4,341
Schlumberger Ltd.	172,397	3,763
Total SE1,3	74,483	3,213
Chevron Corp.	31,798	2,685
United Tractors Tbk PT1	326,800	620

		159,913

Real estate 1.68%

American Tower Corp. REIT	45,257	10,158
Shimao Services Holdings Ltd.[1,2]	6,203,187	9,570
ESR Cayman Ltd.[1,2]	2,262,400	8,131
CK Asset Holdings Ltd.[1]	1,249,500	6,427
BR Malls Participacoes SA, ordinary nominative[2]	3,304,622	6,298

American Funds Insurance Series      73

New World Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Real estate (continued)

Ayala Land, Inc.[1]	6,681,900	$5,691
KE Holdings Inc., Class A (ADR)[2]	87,058	5,358
CIFI Holdings (Group) Co. Ltd.[1]	5,873,674	4,981
Embassy Office Parks REIT[1]	939,200	4,435
Shimao Group Holdings Ltd.[1]	1,282,000	4,099
China Overseas Land & Investment Ltd.[1]	1,464,500	3,186
Longfor Group Holdings Ltd.[1]	495,000	2,907

		71,241

Utilities 1.63%

ENN Energy Holdings Ltd.[1]	1,619,800	23,776
China Gas Holdings Ltd.[1]	5,533,000	22,061
AES Corp.	345,838	8,127
China Resources Gas Group Ltd.[1]	1,092,000	5,808
Enel SpA[1]	515,991	5,211
Engie SA1,2	275,227	4,214

		69,197

Total common stocks (cost: $2,195,857,000)		3,804,348

Preferred securities 1.14%

Industrials 0.31%

Azul SA, preferred nominative (ADR)[2,3]	357,605	8,161
GOL Linhas Aéreas Inteligentes SA, preferred nominative[2]	847,943	4,071
GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR)[2]	72,525	712

		12,944

Materials 0.29%

Gerdau SA, preferred nominative	2,652,635	12,487

Consumer discretionary 0.22%

Volkswagen AG, nonvoting preferred shares[1]	35,834	6,676
Lojas Americanas SA, preferred nominative	489,555	2,478

		9,154

Health care 0.10%

Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	235,609	4,389

Consumer staples 0.07%

Henkel AG & Co. KGaA, nonvoting preferred shares[1]	27,859	3,139

Information technology 0.07%

Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	44,182	2,999

Energy 0.05%

Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	101,360	1,121
Petróleo Brasileiro SA (Petrobras), preferred nominative	182,615	997

		2,118

Financials 0.03%

Itaúsa SA, preferred nominative	525,633	1,187

Real estate 0.00%

Ayala Land, Inc., preferred shares[1,2,4]	15,000,000	—	[6]

Total preferred securities (cost: $30,866,000)		48,417

74      American Funds Insurance Series

New World Fund (continued)

Rights & warrants 0.27%

	Shares		Value (000)

Consumer staples 0.25%

Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,5]		336,160	$10,339

Health care 0.02%

Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,5]		54,200	621
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,2,5]		21,625	244

			865

Consumer discretionary 0.00%

Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]		144,354	37

Total rights & warrants (cost: $3,236,000)			11,241

Convertible bonds & notes 0.00%

	Principal amount (000)

Health care 0.00%

BioMarin Pharmaceutical Inc., convertible bonds, 1.25% 2027[5]		$114	120

Total convertible bonds & notes (cost: $121,000)			120

Bonds, notes & other debt instruments 2.83%

Bonds & notes of governments & government agencies outside the U.S. 2.47%

Abu Dhabi (Emirate of) 2.50% 2029[5]		1,900	2,055
Abu Dhabi (Emirate of) 1.70% 2031[5]		455	456
Angola (Republic of) 9.50% 2025		800	833
Angola (Republic of) 8.25% 2028		200	192
Angola (Republic of) 8.00% 2029[5]		2,800	2,639
Angola (Republic of) 8.00% 2029		200	189
Argentine Republic 1.00% 2029		384	167
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[7]		757	308
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[7]		4,190	1,538
Argentine Republic 0.125% 2038 (2.00% on 7/9/2021)[7]		1,318	541
Argentine Republic 0.125% 2041 (2.50% on 7/9/2021)[7]		5,900	2,239
Armenia (Republic of) 7.15% 2025		490	566
Bahrain (Kingdom of) 6.75% 2029[5]		500	576
Belarus (Republic of) 6.875% 2023		1,775	1,860
Belarus (Republic of) 5.875% 2026		230	237
Belarus (Republic of) 7.625% 2027		335	370
Buenos Aires (City of) 8.95% 2021		359	359
Cameroon (Republic of) 9.50% 2025		805	899
Colombia (Republic of) 4.50% 2026		1,250	1,419
Colombia (Republic of) 7.375% 2037		600	878
Colombia (Republic of) 4.125% 2051		350	390
Costa Rica (Republic of) 4.375% 2025		234	219
Costa Rica (Republic of) 6.125% 2031[5]		1,250	1,170
Costa Rica (Republic of) 6.125% 2031		818	766
Costa Rica (Republic of) 7.158% 2045		498	464
Cote d’Ivoire (Republic of) 4.875% 2032		€150	189
Dominican Republic 9.75% 2026	DOP	18,150	336
Dominican Republic 8.625% 2027[5]		$575	733
Dominican Republic 11.375% 2029	DOP	12,800	265
Dominican Republic 7.45% 2044[5]		$1,125	1,458
Dominican Republic 7.45% 2044		1,100	1,426
Dominican Republic 6.85% 2045		100	122
Dominican Republic 5.875% 2060[5]		280	309
Egypt (Arab Republic of) 5.75% 2024[5]		450	483
Egypt (Arab Republic of) 5.625% 2030		€260	333
Egypt (Arab Republic of) 7.625% 2032[5]		$1,140	1,294
Egypt (Arab Republic of) 8.50% 2047		1,200	1,364
Egypt (Arab Republic of) 8.15% 2059[5]		900	993

American Funds Insurance Series      75

New World Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Ethiopia (Federal Democratic Republic of) 6.625% 2024		$1,230	$1,255
Export-Import Bank of India 3.25% 2030		1,180	1,265
Gabonese Republic 6.375% 2024		2,480	2,589
Guatemala (Republic of) 4.375% 2027		600	668
Honduras (Republic of) 6.25% 2027		1,750	2,032
Honduras (Republic of) 5.625% 2030[5]		200	230
Indonesia (Republic of) 6.625% 2037		700	999
Indonesia (Republic of) 5.25% 2042		840	1,091
Iraq (Republic of) 6.752% 2023		960	941
Jordan (Hashemite Kingdom of) 4.95% 2025[5]		600	639
Jordan (Hashemite Kingdom of) 5.75% 2027[5]		1,530	1,691
Jordan (Hashemite Kingdom of) 5.75% 2027		200	221
Kazakhstan (Republic of) 5.125% 2025[5]		900	1,066
Kazakhstan (Republic of) 6.50% 2045[5]		800	1,294
Kenya (Republic of) 6.875% 2024[5]		900	988
Kenya (Republic of) 8.25% 2048[5]		2,200	2,526
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR	430	114
Malaysia (Federation of), Series 0418, 4.893% 2038		1,150	338
Pakistan (Islamic Republic of) 8.25% 2024		$500	547
Pakistan (Islamic Republic of) 8.25% 2025[5]		410	453
Pakistan (Islamic Republic of) 6.875% 2027[5]		1,250	1,309
Pakistan (Islamic Republic of) 7.875% 2036		400	415
Panama (Republic of) 3.75% 2026[5]		1,380	1,513
Panama (Republic of) 4.50% 2047		1,155	1,489
Panama (Republic of) 4.50% 2050		400	516
Panama (Republic of) 4.30% 2053		400	510
Paraguay (Republic of) 5.00% 2026[5]		500	588
Paraguay (Republic of) 5.00% 2026		210	247
Paraguay (Republic of) 4.70% 2027[5]		800	938
Paraguay (Republic of) 4.70% 2027		500	586
Paraguay (Republic of) 4.95% 2031		320	388
Peru (Republic of) 6.55% 2037		1,070	1,628
Peru (Republic of) 2.78% 2060		840	849
PETRONAS Capital Ltd. 3.50% 2030[5]		200	230
PETRONAS Capital Ltd. 4.55% 2050[5]		400	536
Philippines (Republic of) 6.375% 2034		820	1,206
Philippines (Republic of) 2.95% 2045		1,220	1,291
PT Indonesia Asahan Aluminium Tbk 6.757% 2048		200	274
Qatar (State of) 4.50% 2028[5]		3,000	3,640
Qatar (State of) 4.50% 2028		1,000	1,213
Romania 2.00% 2032		€1,510	1,940
Romania 5.125% 2048[5]		$1,700	2,180
Russian Federation 4.375% 2029[5]		1,000	1,169
Russian Federation 5.10% 2035		1,200	1,520
Russian Federation 5.25% 2047		1,400	1,943
Senegal (Republic of) 4.75% 2028		€1,100	1,436
Serbia (Republic of) 3.125% 2027		1,020	1,403
South Africa (Republic of) 5.875% 2030		$2,110	2,396
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022		250	196
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022		1,000	697
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025		410	247
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025		700	426
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026		1,610	934
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030		800	462
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[5]		500	289
Tunisia (Republic of) 6.75% 2023		€110	129
Tunisia (Republic of) 5.625% 2024		710	805
Tunisia (Republic of) 5.75% 2025		$875	801
Turkey (Republic of) 6.375% 2025		475	514
Turkey (Republic of) 11.875% 2030		600	877
Turkey (Republic of) 4.875% 2043		1,295	1,137

76      American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Turkey (Republic of) 5.75% 2047	$2,205	$2,106
Ukraine 7.75% 2027	2,328	2,648
Ukraine 9.75% 2028	700	863
Ukraine 7.375% 2032	2,180	2,402
United Mexican States 3.90% 2025	320	360
United Mexican States 4.50% 2029	1,070	1,258
United Mexican States 4.75% 2032	870	1,049
United Mexican States 4.75% 2044	1,090	1,300
Venezuela (Bolivarian Republic of) 7.00% 2018[8]	64	6
Venezuela (Bolivarian Republic of) 7.75% 2019[8]	1,149	111
Venezuela (Bolivarian Republic of) 6.00% 2020[8]	950	92
Venezuela (Bolivarian Republic of) 12.75% 2022[8]	85	8
Venezuela (Bolivarian Republic of) 9.00% 2023[8]	1,383	134
Venezuela (Bolivarian Republic of) 8.25% 2024[8]	299	29
Venezuela (Bolivarian Republic of) 7.65% 2025[8]	129	13
Venezuela (Bolivarian Republic of) 11.75% 2026[8]	64	6
Venezuela (Bolivarian Republic of) 9.25% 2027[8]	170	17
Venezuela (Bolivarian Republic of) 9.25% 2028[8]	319	31
Venezuela (Bolivarian Republic of) 11.95% 2031[8]	106	10
Venezuela (Bolivarian Republic of) 7.00% 2038[8]	107	10

		104,902

Corporate bonds, notes & loans 0.36%

Energy 0.10%

Oleoducto Central SA 4.00% 2027[5]	255	277
Petrobras Global Finance Co. 5.60% 2031	575	662
Petrobras Global Finance Co. 6.75% 2050	110	137
Petrobras Global Finance Co. 6.85% 2115	314	392
Petróleos Mexicanos 6.875% 2025[5]	624	685
Petróleos Mexicanos 6.875% 2026	755	826
Petróleos Mexicanos 6.49% 2027	910	962
PTT Exploration and Production PCL 2.587% 2027[5]	320	335

		4,276

Financials 0.08%

Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[7]	1,140	1,189
HSBK (Europe) BV 7.25% 2021[5]	665	674
Power Financial Corp Ltd. 5.25% 2028	425	491
Power Financial Corp Ltd. 6.15% 2028	432	527
Power Financial Corp Ltd. 4.50% 2029	273	301

		3,182

Utilities 0.06%

AES Panama Generation Holdings SRL 4.375% 2030[5]	280	303
Empresas Publicas de Medellin ESP 4.25% 2029[5]	665	716
Empresas Publicas de Medellin ESP 4.375% 2031[5]	360	387
State Grid Overseas Investment Ltd. 3.50% 2027[5]	900	1,002
State Grid Overseas Investment Ltd. 4.25% 2028	200	234

		2,642

Industrials 0.05%

DP World Crescent 4.848% 2028[5]	835	973
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[5]	270	340
Mexico City Airport Trust 4.25% 2026	675	716
Mexico City Airport Trust 3.875% 2028	200	207

		2,236

American Funds Insurance Series      77

New World Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Communication services 0.04%

Axiata SPV5 Labuan Ltd. 3.064% 2050	$357	$359
PLDT Inc. 2.50% 2031	210	220
Tencent Holdings Ltd. 3.975% 2029	400	456
Tencent Holdings Ltd. 3.24% 2050[5]	580	601

		1,636

Materials 0.02%

Braskem Idesa SAPI 7.45% 2029	775	728
Braskem Idesa SAPI 7.45% 2029[5]	300	282

		1,010

Consumer discretionary 0.01%

Sands China Ltd. 4.375% 2030[5]	220	246

Total corporate bonds, notes & loans		15,228

Total bonds, notes & other debt instruments (cost: $110,988,000)		120,130

Short-term securities 5.62%	Shares

Money market investments 5.62%

Capital Group Central Cash Fund 0.12%[9,10]	2,244,744	224,497
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[9,11]	14,020,660	14,020

Total short-term securities (cost: $238,510,000)		238,517

Total investment securities 99.52% (cost: $2,579,578,000)		4,222,773
Other assets less liabilities 0.48%		20,380

Net assets 100.00%		$4,243,153

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 12/31/2020[13] (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	8	March 2021	$(800)	$(1,251)	$3
30 Year Ultra U.S. Treasury Bond Futures	Long	10	March 2021	1,000	2,136	(13)

						$(10)

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2020 (000)
USD 3,404	EUR 2,830	Bank of New York Mellon	1/8/2021	$(54)

78      American Funds Insurance Series

New World Fund (continued)

Investments in affiliates10

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 5.29%
Money market investments 5.29%
Capital Group Central Cash Fund 0.12%[9]	$238,673	$930,010	$944,104	$40	$(122)	$224,497	$1,220

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,245,296,000, which represented 52.92% of the net assets of the fund. This amount includes $2,245,295,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

All or a portion of this security was on loan. The total value of all such securities was $18,411,000, which represented .43% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[4]	Value determined using significant unobservable inputs.
[5]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $56,174,000, which represented 1.32% of the net assets of the fund.

[6]	Amount less than one thousand.
[7]	Step bond; coupon rate may change at a later date.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Rate represents the seven-day yield at 12/31/2020.
[10]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[11]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

DOP = Dominican pesos

EUR/€ = Euros

GBP = British pounds

GDR = Global Depositary Receipts

MYR = Malaysian ringgits

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series      79

Blue Chip Income and Growth Fund

Investment portfolio December 31, 2020

Common stocks 97.04%

	Shares	Value (000)

Health care 17.33%

Abbott Laboratories	3,362,500	$368,160
Amgen Inc.	1,258,510	289,357
UnitedHealth Group Inc.	593,400	208,093
AbbVie Inc.	1,890,460	202,563
Gilead Sciences, Inc.	3,005,712	175,113
Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	99,721
Medtronic PLC	700,000	81,998
Stryker Corp.	296,800	72,728
Humana Inc.	124,700	51,161
Merck & Co., Inc.	500,000	40,900
Zimmer Biomet Holdings, Inc.	225,000	34,670
PerkinElmer, Inc.	210,400	30,192
GlaxoSmithKline PLC (ADR)	148,000	5,446

		1,660,102

Information technology 17.11%

Microsoft Corp.	2,598,300	577,914
Broadcom Inc.	1,007,100	440,959
Mastercard Inc., Class A	613,600	219,018
Apple Inc.	1,600,000	212,304
SS&C Technologies Holdings, Inc.	1,153,800	83,939
Intel Corp.	1,100,000	54,802
Cognizant Technology Solutions Corp., Class A	486,000	39,828
QUALCOMM Inc.	68,000	10,359

		1,639,123

Industrials 13.56%

CSX Corp.	3,255,142	295,404
Raytheon Technologies Corp.	3,935,100	281,399
General Dynamics Corp.	908,000	135,129
Union Pacific Corp.	565,600	117,769
General Electric Co.	9,974,300	107,722
Carrier Global Corp.	2,549,000	96,148
Illinois Tool Works Inc.	450,000	91,746
Airbus Group SE (ADR)[1]	2,639,000	72,097
RELX PLC (ADR)	1,225,000	30,209
Stanley Black & Decker, Inc.	136,000	24,284
Otis Worldwide Corp.	277,500	18,745
L3Harris Technologies, Inc.	85,000	16,067
ManpowerGroup Inc.	131,500	11,859
Rolls-Royce Holdings PLC (ADR)[2]	356,800	564

		1,299,142

Communication services 9.47%

Comcast Corp., Class A	5,789,400	303,364
Facebook, Inc., Class A1	967,600	264,310
Alphabet Inc., Class A1	80,975	141,920
Alphabet Inc., Class C1	3,000	5,256
Netflix, Inc.[1]	201,800	109,119
Omnicom Group Inc.	1,000,000	62,370
Activision Blizzard, Inc.	113,000	10,492
Electronic Arts Inc.	73,000	10,483

		907,314

Energy 9.05%

EOG Resources, Inc.	4,588,100	228,809
Baker Hughes Co., Class A	10,437,000	217,611
Chevron Corp.	1,099,000	92,811
Diamondback Energy, Inc.	1,320,033	63,890
Royal Dutch Shell PLC, Class B (ADR)	1,839,000	61,809
Pioneer Natural Resources Company	486,800	55,442
Concho Resources Inc.	616,100	35,949

80      American Funds Insurance Series

Blue Chip Income and Growth Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Energy (continued)

Williams Companies, Inc.	1,661,000	$33,303
Canadian Natural Resources, Ltd.	1,230,250	29,587
TC Energy Corp.	600,000	24,432
Schlumberger Ltd.	1,045,400	22,821

		866,464

Consumer staples 8.16%

Philip Morris International Inc.	3,090,600	255,871
Altria Group, Inc.	2,448,000	100,368
British American Tobacco PLC (ADR)	2,630,706	98,625
Constellation Brands, Inc., Class A	408,300	89,438
Coca-Cola Company	1,250,000	68,550
PepsiCo, Inc.	400,000	59,320
Keurig Dr Pepper Inc.	1,746,500	55,888
Lamb Weston Holdings, Inc.	400,000	31,496
Mondelez International, Inc.	384,000	22,452

		782,008

Consumer discretionary 7.63%

General Motors Company	4,485,500	186,776
Royal Caribbean Cruises Ltd.	1,525,200	113,917
McDonald’s Corp.	500,000	107,290
Starbucks Corp.	608,000	65,044
Lowe’s Companies, Inc.	392,000	62,920
Sony Corp. (ADR)	561,000	56,717
Home Depot, Inc.	150,000	39,843
NIKE, Inc., Class B	225,000	31,831
Hasbro, Inc.	315,000	29,465
Williams-Sonoma, Inc.	273,700	27,874
Darden Restaurants, Inc.	76,000	9,053

		730,730

Financials 6.98%

Citigroup Inc.	2,947,300	181,730
JPMorgan Chase & Co.	1,349,300	171,456
American International Group, Inc.	3,230,000	122,288
Discover Financial Services	920,000	83,288
Franklin Resources, Inc.	1,550,000	38,734
Nasdaq, Inc.	260,000	34,512
PNC Financial Services Group, Inc.	125,300	18,670
CME Group Inc., Class A	96,500	17,568

		668,246

Utilities 3.42%

Public Service Enterprise Group Inc.	1,520,000	88,616
Entergy Corp.	812,300	81,100
DTE Energy Company	421,000	51,114
Sempra Energy	331,000	42,173
American Electric Power Company, Inc.	450,000	37,471
NextEra Energy, Inc.	200,000	15,430
E.ON SE (ADR)	1,090,000	12,055

		327,959

Materials 2.58%

Linde PLC	782,200	206,118
Freeport-McMoRan Inc.	1,565,000	40,721

		246,839

American Funds Insurance Series      81

Blue Chip Income and Growth Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Real estate 1.75%

Crown Castle International Corp. REIT	525,000	$83,575
Americold Realty Trust REIT	690,000	25,758
Digital Realty Trust, Inc. REIT	177,500	24,763
Alexandria Real Estate Equities, Inc. REIT	98,500	17,555
Equinix, Inc. REIT	22,400	15,997

		167,648

Total common stocks (cost: $6,473,788,000)		9,295,575

Rights & warrants 0.00%

Financials 0.00%

American International Group, Inc., warrants, expire 2021[1]	1,151,554	138

Total rights & warrants (cost: $17,794,000)		138

Convertible stocks 0.90%

Consumer discretionary 0.70%

Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	431,213	66,536

Health care 0.20%

Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	8,921	11,607
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	4,900	7,437

		19,044

Total convertible stocks (cost: $57,918,000)		85,580

Convertible bonds & notes 0.14%	Principal amount (000)

Consumer discretionary 0.14%

Royal Caribbean Cruises Ltd., convertible notes, 2.875% 2023[3]	$11,376	13,651

Total convertible bonds & notes (cost: $11,376,000)		13,651

Short-term securities 1.90%	Shares

Money market investments 1.90%

Capital Group Central Cash Fund 0.12%[4,5]	1,785,145	178,532
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[4,6]	3,229,762	3,230

Total short-term securities (cost: $181,729,000)		181,762

Total investment securities 99.98% (cost: $6,742,605,000)		9,576,706
Other assets less liabilities 0.02%		2,360

Net assets 100.00%		$9,579,066

Investments in affiliates5

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 1.86%
Money market investments 1.86%
Capital Group Central Cash Fund 0.12%[4]	$312,462	$1,545,068	$1,679,415	$414	$3	$178,532	$2,015

82      American Funds Insurance Series

Blue Chip Income and Growth Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $3,447,000, which represented .04% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,651,000, which represented .14% of the net assets of the fund.

[4]	Rate represents the seven-day yield at 12/31/2020.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series      83

Global Growth and Income Fund

Investment portfolio December 31, 2020

Common stocks 94.88%

	Shares	Value (000)

Information technology 18.51%

Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,709,800	$88,457
Broadcom Inc.	155,700	68,173
Apple Inc.	423,960	56,255
Microsoft Corp.	213,200	47,420
ASML Holding NV1	70,000	33,828
Tokyo Electron Ltd.[1]	49,000	18,276
Afterpay Ltd.[1,2]	184,495	16,914
GoDaddy Inc., Class A2	142,000	11,779
Fiserv, Inc.[2]	88,000	10,020
Advanced Micro Devices, Inc.[2]	98,400	9,024
NetEase, Inc.[1]	420,800	8,052
PagSeguro Digital Ltd., Class A2	130,000	7,395
Texas Instruments Inc.	40,000	6,565
Murata Manufacturing Co., Ltd.[1]	67,000	6,034
MediaTek Inc.[1]	194,000	5,181
SAP SE1	34,500	4,534
Atlassian Corp. PLC, Class A2	19,200	4,490

		402,397

Financials 15.82%

Société Générale[1,2]	2,306,018	48,040
Fannie Mae[2]	16,006,000	38,254
Sberbank of Russia PJSC (ADR)[1]	2,177,000	31,383
HDFC Bank Ltd.[1,2]	1,166,577	22,979
Discover Financial Services	249,000	22,542
AIA Group Ltd.[1]	1,590,000	19,585
Toronto-Dominion Bank (CAD denominated)	320,492	18,108
B3 SA - Brasil, Bolsa, Balcao	1,500,000	17,899
UniCredit SpA[1,2]	1,686,696	15,608
DBS Group Holdings Ltd.[1]	805,000	15,226
Macquarie Group Ltd.[1]	142,118	15,186
Ping An Insurance (Group) Company of China, Ltd., Class H1	1,195,000	14,678
CME Group Inc., Class A	70,000	12,744
JPMorgan Chase & Co.	92,000	11,690
The Blackstone Group Inc., Class A	136,700	8,860
HDFC Life Insurance Company Ltd.[1,2]	773,990	7,180
Barclays PLC[1,2]	3,365,000	6,754
Zurich Insurance Group AG1	14,000	5,934
BB Seguridade Participações SA	997,600	5,691
Truist Financial Corp.	116,550	5,586

		343,927

Industrials 11.32%

Airbus SE, non-registered shares[1,2]	607,200	66,700
CCR SA, ordinary nominative	18,355,800	47,602
Lockheed Martin Corp.	66,000	23,429
Safran SA1,2	123,500	17,515
Honeywell International Inc.	71,700	15,251
Illinois Tool Works Inc.	54,000	11,009
Rheinmetall AG1	98,800	10,441
VAT Group AG1	35,200	8,773
Boeing Company	35,500	7,599
CSX Corp.	73,000	6,625
Experian PLC[1]	171,000	6,516
Watsco, Inc.	23,500	5,324
Union Pacific Corp.	24,400	5,081
PACCAR Inc.	58,600	5,056
Aeroflot - Russian Airlines PJSC[1,2]	3,920,000	3,773
Seven Group Holdings Ltd.[1]	180,000	3,244
International Consolidated Airlines Group SA (CDI)[1,2]	1,035,000	2,265

		246,203

84      American Funds Insurance Series

Global Growth and Income Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Health care 9.11%

Novartis AG1	337,000	$31,830
UnitedHealth Group Inc.	86,300	30,264
Sarepta Therapeutics, Inc.[2]	94,500	16,111
Abbott Laboratories	125,000	13,686
Hikma Pharmaceuticals PLC[1]	340,000	11,712
Allogene Therapeutics, Inc.[2]	461,000	11,636
Centene Corp.[2]	186,000	11,166
HOYA Corp.[1]	76,700	10,602
DexCom, Inc.[2]	23,700	8,762
AstraZeneca PLC[1]	83,000	8,292
CSL Ltd.[1]	35,200	7,691
Eli Lilly and Company	45,000	7,598
Gilead Sciences, Inc.	130,000	7,574
Insulet Corp.[2]	28,300	7,234
CVS Health Corp.	95,000	6,489
Pfizer Inc.	104,000	3,828
Regeneron Pharmaceuticals, Inc.[2]	7,650	3,696

		198,171

Consumer discretionary 9.09%

LVMH Moët Hennessy-Louis Vuitton SE1	74,096	46,298
Flutter Entertainment PLC (EUR denominated)[1]	126,077	25,825
Home Depot, Inc.	81,000	21,515
General Motors Company	400,000	16,656
Alibaba Group Holding Ltd.[1,2]	522,600	15,269
Li Ning Co. Ltd.[1]	1,685,000	11,608
Amazon.com, Inc.[2]	3,005	9,787
Aston Martin Lagonda Global Holdings PLC[1,2]	267,252	7,360
NIKE, Inc., Class B	51,800	7,328
Tesla, Inc.[2]	9,000	6,351
Restaurant Brands International Inc. (CAD denominated)	103,600	6,335
Gentex Corp.	166,000	5,632
Naspers Ltd., Class N1	27,000	5,526
Melco Resorts & Entertainment Ltd. (ADR)	297,000	5,509
lululemon athletica inc.[2]	9,800	3,411
Strategic Education, Inc.	34,000	3,241

		197,651

Communication services 7.63%

Alphabet Inc., Class A2	21,800	38,208
Alphabet Inc., Class C2	7,000	12,263
Comcast Corp., Class A	546,000	28,610
Facebook, Inc., Class A2	65,000	17,755
Warner Music Group Corp., Class A	419,376	15,932
Walt Disney Company[2]	67,000	12,139
Activision Blizzard, Inc.	101,000	9,378
SoftBank Corp.[1]	663,800	8,322
New York Times Co., Class A	160,000	8,283
Tencent Holdings Ltd.[1]	100,000	7,307
Koninklijke KPN NV1	1,528,000	4,633
Netflix, Inc.[2]	5,500	2,974

		165,804

Utilities 6.03%

Ørsted AS1	189,456	38,748
Enel SpA[1]	3,539,000	35,738
Dominion Energy, Inc.	150,000	11,280
E.ON SE1	1,015,000	11,241
China Resources Gas Group Ltd.[1]	1,778,000	9,457
National Grid PLC[1]	750,000	8,933

American Funds Insurance Series      85

Global Growth and Income Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Utilities (continued)

Brookfield Infrastructure Partners LP	170,000	$8,411
American Electric Power Company, Inc.	72,700	6,054
Brookfield Infrastructure Corp., Class A, subordinate voting shares	18,888	1,368

		131,230

Materials 5.75%

Vale SA, ordinary nominative	1,409,600	23,732
Vale SA, ordinary nominative (ADR)	385,600	6,463
BHP Group PLC[1]	870,000	22,928
Koninklijke DSM NV1	96,800	16,675
Fortescue Metals Group Ltd.[1]	915,000	16,544
Evonik Industries AG1	375,000	12,217
Shin-Etsu Chemical Co., Ltd.[1]	63,000	11,029
Eastman Chemical Company	68,000	6,819
Air Products and Chemicals, Inc.	18,700	5,109
Lynas Rare Earths Ltd.[1,2]	1,180,000	3,624

		125,140

Energy 4.63%

Reliance Industries Ltd.[1]	1,606,099	43,752
Reliance Industries Ltd., interim shares[1]	107,073	1,642
Canadian Natural Resources, Ltd. (CAD denominated)	904,000	21,725
EOG Resources, Inc.	350,000	17,454
Gazprom PJSC (ADR)[1]	2,141,000	11,902
Total SE1,3	95,600	4,124

		100,599

Consumer staples 4.47%

Nestlé SA1	298,275	35,116
Keurig Dr Pepper Inc.	405,000	12,960
ITC Ltd.[1]	3,410,972	9,769
British American Tobacco PLC[1]	252,000	9,373
Pernod Ricard SA1	35,000	6,709
Philip Morris International Inc.	80,000	6,623
Altria Group, Inc.	145,000	5,945
Mondelez International, Inc.	72,000	4,210
Reckitt Benckiser Group PLC[1]	42,000	3,756
Beyond Meat, Inc.[2,3]	21,500	2,688

		97,149

Real estate 2.52%

Mindspace Business Parks REIT[1,2]	2,124,800	9,308
Mindspace Business Parks REIT[1,2,4]	1,309,000	5,619
Alexandria Real Estate Equities, Inc. REIT	75,000	13,367
Prologis, Inc. REIT	90,000	8,969
Iron Mountain Inc. REIT	219,200	6,462
Longfor Group Holdings Ltd.[1]	1,025,000	6,020
CIFI Holdings (Group) Co. Ltd.[1]	5,910,000	5,011

		54,756

Total common stocks (cost: $1,313,317,000)		2,063,027

Bonds, notes & other debt instruments 1.58%

	Principal amount (000)

Corporate bonds, notes & loans 1.58%

Communication services 1.58%

Sprint Corp. 7.25% 2021	$33,000	34,378

Total bonds, notes & other debt instruments (cost: $32,569,000)		34,378

86      American Funds Insurance Series

Global Growth and Income Fund (continued)

Short-term securities 3.35%

	Shares	Value (000)

Money market investments 3.35%

Capital Group Central Cash Fund 0.12%[5,6]	664,822	$66,489
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[5,7]	6,440,115	6,440

Total short-term securities (cost: $72,921,000)		72,929

Total investment securities 99.81% (cost: $1,418,807,000)		2,170,334
Other assets less liabilities 0.19%		4,116

Net assets 100.00%		$2,174,450

Investments in affiliates6

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 3.06%
Money market investments 3.06%
Capital Group Central Cash Fund 0.12%[5]	$28,561	$583,471	$545,530	$51	$(64)	$66,489	$578

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,044,566,000, which represented 48.04% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

All or a portion of this security was on loan. The total value of all such securities was $6,890,000, which represented .32% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[4]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,619,000, which represented .26% of the net assets of the fund.

[5]	Rate represents the seven-day yield at 12/31/2020.
[6]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

See notes to financial statements.

American Funds Insurance Series      87

Growth-Income Fund

Investment portfolio December 31, 2020

Common stocks 96.33%

	Shares	Value (000)

Information technology 19.97%

Microsoft Corp.	10,689,658	$2,377,594
Broadcom Inc.	2,735,734	1,197,841
Mastercard Inc., Class A	1,692,300	604,049
Accenture PLC, Class A	991,200	258,911
Intel Corp.	4,856,300	241,941
Visa Inc., Class A	1,093,800	239,247
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	10,147,000	190,576
Adobe Inc.[2]	360,100	180,093
Apple Inc.	1,220,400	161,935
Autodesk, Inc.[2]	530,000	161,830
ServiceNow, Inc.[2]	280,100	154,175
QUALCOMM Inc.	1,007,952	153,551
Automatic Data Processing, Inc.	845,000	148,889
ASML Holding NV (New York registered) (ADR)	147,800	72,085
ASML Holding NV1	140,000	67,657
Ceridian HCM Holding Inc.[2]	1,240,574	132,196
StoneCo Ltd., Class A2	1,285,500	107,879
Global Payments Inc.	498,100	107,301
CDK Global, Inc.	2,042,800	105,878
Cognizant Technology Solutions Corp., Class A	1,219,000	99,897
Samsung Electronics Co., Ltd.[1]	1,110,000	82,958
MKS Instruments, Inc.	481,000	72,366
Fidelity National Information Services, Inc.	504,200	71,324
Euronet Worldwide, Inc.[2]	491,600	71,243
PayPal Holdings, Inc.[2]	298,500	69,909
Concentrix Corp.[2]	641,935	63,359
Fiserv, Inc.[2]	536,700	61,109
Atlassian Corp. PLC, Class A2	247,800	57,953
NetApp, Inc.	873,100	57,834
Micron Technology, Inc.[2]	760,600	57,182
Amphenol Corp., Class A	386,000	50,477
FleetCor Technologies, Inc.[2]	167,000	45,563
SAP SE1	239,500	31,472
Applied Materials, Inc.	337,400	29,118
Trimble Inc.[2]	413,300	27,596
Teradata Corp.[2]	1,056,057	23,730
Vontier Corp.[2]	434,000	14,496
VeriSign, Inc.[2]	61,000	13,200
GoDaddy Inc., Class A2	143,400	11,895
Analog Devices, Inc.	75,000	11,080

		7,687,389

Communication services 15.48%

Facebook, Inc., Class A2	7,410,800	2,024,334
Alphabet Inc., Class C2	336,784	590,005
Alphabet Inc., Class A2	308,780	541,180
Netflix, Inc.[2]	1,952,025	1,055,518
Comcast Corp., Class A	15,095,800	791,020
Charter Communications, Inc., Class A2	443,970	293,708
Electronic Arts Inc.	1,168,000	167,725
Verizon Communications Inc.	2,665,513	156,599
ViacomCBS Inc., Class B	2,666,983	99,372
Tencent Holdings Ltd.[1]	1,295,500	94,659
Cable One, Inc.	33,300	74,183
Vodafone Group PLC[1]	20,000,000	32,913
Activision Blizzard, Inc.	262,939	24,414
Fox Corp., Class A	473,666	13,793

		5,959,423

88      American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Health care 14.22%

UnitedHealth Group Inc.	2,609,900	$915,240
Abbott Laboratories	6,645,169	727,580
Gilead Sciences, Inc.	9,502,600	553,621
Amgen Inc.	1,909,500	439,032
Merck & Co., Inc.	3,038,880	248,580
Thermo Fisher Scientific Inc.	392,000	182,586
AstraZeneca PLC[1]	1,451,800	145,048
AstraZeneca PLC (ADR)	721,200	36,053
Seagen Inc.[2]	871,319	152,603
Daiichi Sankyo Company, Ltd.[1]	4,176,000	143,155
AbbVie Inc.	1,296,036	138,870
PRA Health Sciences, Inc.[2]	1,023,500	128,388
Royalty Pharma PLC, Class A	2,557,706	128,013
Novo Nordisk A/S, Class B1	1,611,056	112,686
Chugai Pharmaceutical Co., Ltd.[1]	2,105,700	112,421
Anthem, Inc.	342,000	109,813
GlaxoSmithKline PLC[1]	5,827,300	106,774
Eli Lilly and Company	625,800	105,660
Medtronic PLC	860,000	100,740
Novartis AG1	1,066,059	100,690
PerkinElmer, Inc.	596,500	85,598
Baxter International Inc.	995,800	79,903
Allakos Inc.[2]	511,000	71,540
Ultragenyx Pharmaceutical Inc.[2]	508,100	70,336
Galapagos NV1,2	268,105	26,381
Galapagos NV (ADR)[2,3]	209,697	20,756
Zimmer Biomet Holdings, Inc.	305,670	47,101
Vertex Pharmaceuticals Inc.[2]	192,000	45,377
Incyte Corp.[2]	473,200	41,159
NovoCure Ltd.[2]	193,600	33,501
Roche Holding AG, nonvoting, non-registered shares[1]	93,081	32,477
Allogene Therapeutics, Inc.[2]	1,258,500	31,764
Edwards Lifesciences Corp.[2]	330,750	30,174
AmerisourceBergen Corp.	283,400	27,705
Humana Inc.	65,300	26,791
Stryker Corp.	106,535	26,105
Biohaven Pharmaceutical Holding Co. Ltd.[2]	259,600	22,250
Karuna Therapeutics, Inc.[2]	215,600	21,903
Cigna Corp.	59,413	12,369
GoodRx Holdings, Inc., Class A2	243,100	9,807
Cortexyme, Inc.[2]	258,690	7,186
Vir Biotechnology, Inc.[2,3]	258,400	6,920
Bluebird Bio, Inc.[2]	109,400	4,734
Agios Pharmaceuticals, Inc.[2]	89,350	3,871

		5,473,261

Financials 10.23%

JPMorgan Chase & Co.	4,105,630	521,702
Intercontinental Exchange, Inc.	3,183,555	367,032
CME Group Inc., Class A	1,779,800	324,013
Aon PLC, Class A	1,214,800	256,651
Marsh & McLennan Companies, Inc.	2,162,201	252,978
PNC Financial Services Group, Inc.	1,587,422	236,526
State Street Corp.	3,126,915	227,577
Nasdaq, Inc.	1,609,900	213,698
Chubb Ltd.	1,239,153	190,730
Moody’s Corp.	640,058	185,770
BlackRock, Inc.	180,700	130,382
Travelers Companies, Inc.	906,955	127,309
S&P Global Inc.	342,408	112,560
Bank of New York Mellon Corp.	2,299,000	97,570
American International Group, Inc.	2,572,000	97,376

American Funds Insurance Series      89

Growth-Income Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Financials (continued)

KeyCorp	4,886,953	$80,195
Arthur J. Gallagher & Co.	617,000	76,329
Power Corp. of Canada, subordinate voting shares[3]	2,625,000	60,279
B3 SA - Brasil, Bolsa, Balcao	5,032,000	60,045
London Stock Exchange Group PLC[1]	424,000	52,264
Citizens Financial Group, Inc.	1,457,453	52,119
Charles Schwab Corp.	879,000	46,622
Discover Financial Services	478,900	43,355
Truist Financial Corp.	870,732	41,734
Wells Fargo & Company	1,222,300	36,889
Bank of America Corp.	914,300	27,712
UBS Group AG1	1,343,666	18,793

		3,938,210

Industrials 9.50%

CSX Corp.	3,114,900	282,677
Woodward, Inc.	2,204,500	267,913
Carrier Global Corp.	6,668,375	251,531
Norfolk Southern Corp.	946,977	225,011
Northrop Grumman Corp.	733,200	223,421
BWX Technologies, Inc.	3,080,911	185,717
TransDigm Group Inc.[2]	295,700	182,994
Airbus SE, non-registered shares[1,2]	1,617,590	177,691
Raytheon Technologies Corp.	2,349,100	167,984
Union Pacific Corp.	746,200	155,374
Meggitt PLC[1,2]	24,131,952	154,177
Equifax Inc.	777,300	149,895
Waste Connections, Inc.	1,042,100	106,888
Lockheed Martin Corp.	294,900	104,684
Westinghouse Air Brake Technologies Corp.	1,422,942	104,159
Air Lease Corp., Class A	2,097,300	93,162
Waste Management, Inc.	767,700	90,535
L3Harris Technologies, Inc.	443,000	83,736
Old Dominion Freight Line, Inc.	405,000	79,048
Fortive Corp.	1,085,000	76,840
Safran SA1,2	539,713	76,542
General Electric Co.	7,022,250	75,840
General Dynamics Corp.	482,600	71,821
Ryanair Holdings PLC (ADR)[2]	445,550	49,002
Ryanair Holdings PLC[1,2]	611,907	12,189
Middleby Corp.[2]	441,000	56,854
Otis Worldwide Corp.	555,100	37,497
Fastenal Co.	635,000	31,007
ManpowerGroup Inc.	252,000	22,725
Cummins Inc.	100,000	22,710
Caterpillar Inc.	101,600	18,493
Nielsen Holdings PLC	856,400	17,873

		3,655,990

Consumer discretionary 8.11%

Amazon.com, Inc.[2]	346,130	1,127,321
General Motors Company	7,736,000	322,127
Wyndham Hotels & Resorts, Inc.	3,198,334	190,109
Home Depot, Inc.	623,900	165,720
Royal Caribbean Cruises Ltd.	2,084,381	155,683
Burlington Stores, Inc.[2]	555,458	145,280
Thor Industries, Inc.	1,289,600	119,920
MercadoLibre, Inc.[2]	70,000	117,265
Lowe’s Companies, Inc.	666,000	106,900
Booking Holdings Inc.[2]	47,600	106,018
Flutter Entertainment PLC (GBP denominated)[1]	387,005	80,125
Chipotle Mexican Grill, Inc.[2]	53,110	73,648

90      American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Consumer discretionary (continued)

Darden Restaurants, Inc.	600,000	$71,472
D.R. Horton, Inc.	913,000	62,924
Hasbro, Inc.	600,000	56,124
Wynn Resorts, Ltd.	490,966	55,396
Kering SA1	62,207	45,224
Marriott International, Inc., Class A	250,500	33,046
Aptiv PLC	233,000	30,358
Hilton Worldwide Holdings Inc.	197,720	21,998
YUM! Brands, Inc.	196,630	21,346
Airbnb, Inc., Class A2	99,500	14,607

		3,122,611

Consumer staples 5.06%

Keurig Dr Pepper Inc.	10,220,935	327,070
British American Tobacco PLC[1]	8,704,673	323,770
Philip Morris International Inc.	3,549,640	293,875
Costco Wholesale Corp.	459,800	173,243
Nestlé SA1	1,227,796	144,547
Lamb Weston Holdings, Inc.	1,506,566	118,627
Carlsberg A/S, Class B1	720,474	115,505
Reckitt Benckiser Group PLC[1]	1,275,000	114,030
Mondelez International, Inc.	1,676,300	98,013
Clorox Co.	255,000	51,490
Herbalife Nutrition Ltd.[2]	849,000	40,795
Church & Dwight Co., Inc.	424,500	37,029
General Mills, Inc.	428,800	25,213
Pernod Ricard SA1	117,200	22,466
Constellation Brands, Inc., Class A	100,700	22,058
Anheuser-Busch InBev SA/NV1	281,571	19,677
Kraft Heinz Company	567,200	19,659

		1,947,067

Materials 4.89%

Celanese Corp.	2,593,233	336,965
LyondellBasell Industries NV	2,453,100	224,851
Vale SA, ordinary nominative (ADR)	9,206,039	154,293
Vale SA, ordinary nominative	3,404,848	57,325
Linde PLC	774,300	204,036
Dow Inc.	2,859,700	158,713
Sherwin-Williams Company	162,500	119,423
International Flavors & Fragrances Inc.[3]	1,075,000	117,003
Freeport-McMoRan Inc.	4,073,000	105,980
Air Products and Chemicals, Inc.	312,100	85,272
Rio Tinto PLC[1]	1,020,655	76,369
Barrick Gold Corp.	2,373,000	54,057
Mosaic Co.	2,333,266	53,688
PPG Industries, Inc.	295,550	42,624
Centerra Gold Inc.	2,917,909	33,789
DuPont de Nemours Inc.	459,700	32,689
Asahi Kasei Corp.[1]	2,392,300	24,606

		1,881,683

Energy 3.42%

Canadian Natural Resources, Ltd. (CAD denominated)	10,768,800	258,793
Chevron Corp.	2,670,200	225,498
Enbridge Inc. (CAD denominated)	5,382,362	172,139
EOG Resources, Inc.	3,255,400	162,347
Baker Hughes Co., Class A	5,510,024	114,884
ConocoPhillips	2,307,010	92,257
Equitrans Midstream Corp.	8,547,400	68,721
Schlumberger Ltd.	2,727,900	59,550
Royal Dutch Shell PLC, Class B (ADR)	1,622,300	54,525

American Funds Insurance Series      91

Growth-Income Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Energy (continued)

Royal Dutch Shell PLC, Class A (ADR)	13,204	$ 464
TC Energy Corp. (CAD denominated)[3]	1,168,019	47,486
Concho Resources Inc.	653,000	38,103
Exxon Mobil Corp.	500,000	20,610
Tullow Oil PLC[1,2]	3,674,051	1,473
Weatherford International[2]	128,424	771

		1,317,621

Utilities 2.89%

Edison International	2,916,721	183,228
CenterPoint Energy, Inc.	6,548,899	141,718
Enel SpA[1]	13,587,341	137,210
AES Corp.	5,203,200	122,275
Sempra Energy	750,000	95,557
American Electric Power Company, Inc.	1,036,600	86,318
Exelon Corp.	1,576,100	66,543
Endesa, SA1	2,286,838	62,703
PG&E Corp.[2]	4,171,900	51,982
CMS Energy Corp.	692,700	42,262
Public Service Enterprise Group Inc.	686,500	40,023
Xcel Energy Inc.	423,300	28,221
Entergy Corp.	274,900	27,446
DTE Energy Company	125,900	15,286
E.ON SE1	937,841	10,387

		1,111,159

Real estate 2.56%

Equinix, Inc. REIT	541,418	386,670
Crown Castle International Corp. REIT	1,561,966	248,649
MGM Growth Properties LLC REIT, Class A	3,346,000	104,730
American Tower Corp. REIT	421,300	94,565
Digital Realty Trust, Inc. REIT	645,000	89,984
SBA Communications Corp. REIT	210,000	59,247

		983,845

Total common stocks (cost: $22,668,560,000)		37,078,259

Convertible stocks 0.81%

Health care 0.47%

Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	80,972	105,353
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	50,000	75,882

		181,235

Information technology 0.33%

Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	88,400	125,746

Industrials 0.01%

Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	35,448	3,965

Consumer discretionary 0.00%

Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	675	104

Total convertible stocks (cost: $234,248,000)		311,050

92      American Funds Insurance Series

Growth-Income Fund (continued)

Bonds, notes & other debt instruments 0.12%

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans 0.12%

Consumer discretionary 0.09%

Carnival Corp. 11.50% 2023[4]	$27,790	$32,174
General Motors Financial Co. 4.30% 2025	160	180
General Motors Financial Co. 5.25% 2026	827	976

		33,330

Energy 0.02%

Weatherford International PLC 8.75% 2024[4]	1,983	1,990
Weatherford International PLC 11.00% 2024[4]	5,280	4,132

		6,122

Industrials 0.01%

Boeing Company 4.875% 2025	4,706	5,367

Total corporate bonds, notes & loans		44,819

Total bonds, notes & other debt instruments (cost: $40,235,000)		44,819

	Shares

Short-term securities 3.06%

Money market investments 3.06%

Capital Group Central Cash Fund 0.12%[5,6]	10,056,640	1,005,764
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[5,7]	174,462,623	174,463

		1,180,227

Total short-term securities (cost: $1,180,023,000)		1,180,227

Total investment securities 100.32% (cost: $24,123,066,000)		38,614,355
Other assets less liabilities (0.32)%		(122,820)

Net assets 100.00%		$38,491,535

Investments in affiliates6

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)
Common stocks 0.00%
Industrials 0.00%
BWX Technologies, Inc.[8]	$336,143	$16,890	$138,597	$(18,623)	$(10,096)	$—	$3,020
Short-term securities 2.61%
Money market investments 2.61%
Capital Group Central Cash Fund 0.12%[5]	1,940,600	5,169,467	6,103,677	262	(888)	1,005,764	9,905

Total 2.61%				$(18,361)	$(10,984)	$1,005,764	$12,925

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,949,615,000, which represented 7.66% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

All or a portion of this security was on loan. The total value of all such securities was $188,806,000, which represented .49% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[4]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $38,296,000, which represented .10% of the net assets of the fund.

[5]	Rate represents the seven-day yield at 12/31/2020.
[6]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Unaffiliated issuer at 12/31/2020.

American Funds Insurance Series      93

Growth-Income Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

See notes to financial statements.

94      American Funds Insurance Series

International Growth and Income Fund

Investment portfolio December 31, 2020

Common stocks 94.17%

	Shares	Value (000)

Financials 17.86%

HDFC Bank Ltd.[1,2]	2,457,600	$48,410
AIA Group Ltd.[1]	2,338,600	28,806
ING Groep NV1,2	2,789,300	26,424
Zurich Insurance Group AG1	54,100	22,930
DNB ASA[1,2]	825,000	16,243
B3 SA - Brasil, Bolsa, Balcao	1,302,000	15,536
Sberbank of Russia PJSC (ADR)[1]	999,000	14,402
IndusInd Bank Ltd.[1,2]	1,105,000	13,577
Moscow Exchange MICEX-RTS PJSC[1]	5,665,000	12,224
DBS Group Holdings Ltd.[1]	558,000	10,555
Banco Santander, SA1,2	3,393,521	10,536
Haci Ömer Sabanci Holding AS1	6,520,900	10,063
Aegon NV1	2,483,308	9,917
Ping An Insurance (Group) Company of China, Ltd., Class H1	690,500	8,481
PICC Property and Casualty Co. Ltd., Class H1	7,905,000	5,989
Great-West Lifeco Inc. (CAD denominated)	248,102	5,916

		260,009

Industrials 12.94%

Shanghai International Airport Co., Ltd., Class A1	3,091,967	35,788
Airbus SE, non-registered shares[1,2]	246,912	27,123
Ryanair Holdings PLC (ADR)[2]	179,000	19,686
Singapore Technologies Engineering Ltd[1]	5,270,000	15,216
SAAB AB, Class B1,2	510,000	14,838
Recruit Holdings Co., Ltd.[1]	319,900	13,418
Komatsu Ltd.[1]	445,000	12,194
Alliance Global Group, Inc.[1]	54,617,900	12,062
Airports of Thailand PCL, foreign registered[1]	5,250,000	10,824
GT Capital Holdings, Inc.[1]	797,142	9,715
Aena SME, SA, non-registered shares[1,2]	52,450	9,159
LIXIL Corp.[1]	385,000	8,362

		188,385

Communication services 12.10%

SoftBank Corp.[1]	4,691,700	58,818
SoftBank Group Corp.[1]	580,800	45,486
Yandex NV, Class A2	470,000	32,702
Tencent Holdings Ltd.[1]	297,700	21,752
Rightmove PLC[1,2]	1,290,000	11,488
Bilibili Inc., Class Z (ADR)[2,3]	69,200	5,932

		176,178

Consumer discretionary 11.91%

LVMH Moët Hennessy-Louis Vuitton SE1	48,000	29,992
Sony Corp.[1]	265,900	26,734
Taylor Wimpey PLC[1,2]	10,317,400	23,457
Kering SA1	29,000	21,083
Naspers Ltd., Class N1	95,400	19,526
Flutter Entertainment PLC (GBP denominated)[1]	73,000	15,114
Alibaba Group Holding Ltd.[1,2]	442,500	12,929
Galaxy Entertainment Group Ltd.[1]	1,345,000	10,461
Entain PLC[1,2]	494,100	7,670
Prosus NV1	59,100	6,357

		173,323

Health care 9.62%

Daiichi Sankyo Company, Ltd.[1]	1,359,000	46,587
Aier Eye Hospital Group Co., Ltd., Class A1	1,937,655	22,193
Fresenius SE & Co. KGaA[1]	283,701	13,109
Chugai Pharmaceutical Co., Ltd.[1]	228,900	12,221
HOYA Corp.[1]	85,000	11,750
Novartis AG1	113,564	10,726

American Funds Insurance Series      95

International Growth and Income Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Health care (continued)

GlaxoSmithKline PLC[1]	386,500	$7,082
Richter Gedeon Nyrt.[1]	265,232	6,656
Teva Pharmaceutical Industries Ltd. (ADR)[2]	662,000	6,388
Alcon Inc.[1,2]	48,672	3,249
NMC Health PLC[1,2,4]	304,610	4

		139,965

Materials 6.96%

Vale SA, ordinary nominative	1,712,500	28,832
Vale SA, ordinary nominative (ADR)	424,300	7,111
Rio Tinto PLC[1]	379,300	28,381
Linde PLC	53,000	13,966
Air Liquide SA, non-registered shares[1]	79,200	12,999
Akzo Nobel NV1	93,955	10,092

		101,381

Consumer staples 6.72%

Imperial Brands PLC[1]	2,228,016	46,814
Treasury Wine Estates Ltd.[1]	2,607,742	18,916
Philip Morris International Inc.	140,000	11,591
British American Tobacco PLC[1]	216,802	8,064
Pernod Ricard SA1	39,400	7,553
Kirin Holdings Company, Ltd.[1]	209,500	4,946

		97,884

Information technology 5.36%

ASML Holding NV1	47,800	23,100
Nice Ltd. (ADR)[2]	73,400	20,812
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	1,010,000	18,969
SUMCO Corp.[1]	692,000	15,193

		78,074

Utilities 5.20%

E.ON SE1	2,453,000	27,167
ENN Energy Holdings Ltd.[1]	1,358,000	19,933
Ørsted AS1	63,707	13,030
Iberdrola, SA, non-registered shares[1]	623,669	8,919
SSE PLC[1]	325,350	6,706

		75,755

Energy 2.84%

Royal Dutch Shell PLC, Class A (GBP denominated)[1]	792,000	14,061
Royal Dutch Shell PLC, Class B1	482,000	8,304
Canadian Natural Resources, Ltd. (CAD denominated)	272,500	6,549
Canadian Natural Resources, Ltd.	92,000	2,212
Cenovus Energy Inc.	935,000	5,692
Total SE1,3	104,750	4,519

		41,337

Real estate 2.66%

CK Asset Holdings Ltd.[1]	2,626,000	13,507
China Resources Mixc Lifestyle Services Ltd.[1,2]	2,193,461	10,171
Sun Hung Kai Properties Ltd.[1]	747,000	9,644
China Resources Land Ltd.[1]	1,308,000	5,420

		38,742

Total common stocks (cost: $998,798,000)		1,371,033

96      American Funds Insurance Series

International Growth and Income Fund (continued)

Preferred securities 1.67%

	Shares		Value (000)

Energy 1.67%

Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)		1,182,200	$13,075
Petróleo Brasileiro SA (Petrobras), preferred nominative		2,062,500	11,253

			24,328

Total preferred securities (cost: $16,583,000)			24,328

Rights & warrants 1.05%

Health care 1.05%

Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,5]		958,500	10,978
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,2,5]		382,799	4,319

Total rights & warrants (cost: $8,134,000)			15,297

Bonds, notes & other debt instruments 0.61%

	Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 0.34%

Brazil (Federative Republic of) 10.00% 2025	BRL	22,000	4,900

Corporate bonds, notes & loans 0.27%

Health care 0.27%

Teva Pharmaceutical Finance Co. BV 3.15% 2026		$1,060	1,021
Teva Pharmaceutical Finance Co. BV 4.10% 2046		1,160	1,035
Valeant Pharmaceuticals International, Inc. 6.125% 2025[5]		1,865	1,924

			3,980

Total bonds, notes & other debt instruments (cost: $9,565,000)			8,880

Short-term securities 2.62%

	Shares

Money market investments 2.62%

Capital Group Central Cash Fund 0.12%[6,7]		317,516	31,755
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[6,8]		6,385,194	6,385

Total short-term securities (cost: $38,133,000)			38,140

Total investment securities 100.12% (cost: $1,071,213,000)			1,457,678
Other assets less liabilities (0.12)%			(1,795)

Net assets 100.00%			$1,455,883

Investments in affiliates7

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 2.18%
Money market investments 2.18%
Capital Group Central Cash Fund 0.12%[6]	$128,026	$424,730	$520,991	$29	$(39)	$31,755	$543

American Funds Insurance Series      97

International Growth and Income Fund (continued)

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,203,405,000, which represented 82.66% of the net assets of the fund. This amount includes $1,203,401,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

All or a portion of this security was on loan. The total value of all such securities was $6,820,000, which represented .47% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[4]	Value determined using significant unobservable inputs.
[5]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,221,000, which represented 1.18% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 12/31/2020.
[7]

Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940. 8Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

GBP = British pounds

See notes to financial statements.

98      American Funds Insurance Series

Capital Income Builder

Investment portfolio December 31, 2020

Common stocks 73.08%

	Shares	Value (000)

Financials 13.08%

Zurich Insurance Group AG1	31,951	$13,542
JPMorgan Chase & Co.	93,281	11,853
Toronto-Dominion Bank (CAD denominated)	177,227	10,014
Münchener Rückversicherungs-Gesellschaft AG1	32,434	9,606
Ping An Insurance (Group) Company of China, Ltd., Class H1	519,000	6,375
Ping An Insurance (Group) Company of China, Ltd., Class A1	67,300	895
Truist Financial Corp.	146,476	7,021
CME Group Inc., Class A	37,418	6,812
Hong Kong Exchanges and Clearing Ltd.[1]	107,600	5,918
PNC Financial Services Group, Inc.	38,822	5,784
DBS Group Holdings Ltd.[1]	258,926	4,898
Power Corp. of Canada, subordinate voting shares	200,855	4,612
Principal Financial Group, Inc.	89,574	4,444
Great-West Lifeco Inc. (CAD denominated)	179,325	4,276
State Street Corp.	56,582	4,118
Citizens Financial Group, Inc.	99,875	3,572
American International Group, Inc.	78,458	2,970
Kaspi.kz JSC[1,2,3]	42,503	2,855
Kaspi.kz JSC (GDR)[1,2]	528	35
Royal Bank of Canada	34,719	2,853
China Pacific Insurance (Group) Co., Ltd., Class H1	672,000	2,639
KeyCorp	159,523	2,618
Citigroup Inc.	34,320	2,116
East West Bancorp, Inc.	41,043	2,081
Moscow Exchange MICEX-RTS PJSC[1]	879,942	1,899
Travelers Companies, Inc.	13,301	1,867
Sberbank of Russia PJSC (ADR)[1]	124,715	1,798
DNB ASA[1,2]	89,834	1,769
AIA Group Ltd.[1]	109,200	1,345
U.S. Bancorp	27,892	1,300
National Bank of Canada (Canada)	21,800	1,227
BOC Hong Kong (Holdings) Ltd.[1]	401,500	1,220
BNP Paribas SA1,2	21,885	1,154
Tryg A/S1	32,699	1,031
Franklin Resources, Inc.	36,936	923
PICC Property and Casualty Co. Ltd., Class H1	1,170,000	887
Everest Re Group, Ltd.	3,444	806
Banco Santander, SA1,2	256,104	795
Banca Mediolanum SpA[1,2]	79,459	688
B3 SA - Brasil, Bolsa, Balcao	51,891	619
Marsh & McLennan Companies, Inc.	5,080	594
China Merchants Bank Co., Ltd., Class H1	92,000	584
Euronext NV1	3,260	359
Wells Fargo & Company	9,632	291
The Blackstone Group Inc., Class A	2,897	188
UBS Group AG1	12,103	169
TISCO Financial Group PCL, foreign registered[1]	31,200	93

		143,513

Information technology 9.11%

Broadcom Inc.	85,538	37,453
Microsoft Corp.	80,505	17,906
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	710,800	13,350
Vanguard International Semiconductor Corp.[1]	1,036,700	4,296
International Business Machines Corp.	29,876	3,761
Intel Corp.	70,500	3,512
NetApp, Inc.	51,604	3,418
Globalwafers Co., Ltd.[1]	111,000	2,809
Paychex, Inc.	30,081	2,803
Western Union Company	127,630	2,800
QUALCOMM Inc.	14,936	2,275
KLA Corp.	8,387	2,172

American Funds Insurance Series      99

Capital Income Builder (continued)

Common stocks (continued)

	Shares	Value (000)

Information technology (continued)

Apple Inc.	11,238	$1,491
Texas Instruments Inc.	6,003	985
Tokyo Electron Ltd.[1]	2,300	858

		99,889

Consumer staples 9.03%

Philip Morris International Inc.	310,514	25,706
British American Tobacco PLC[1]	439,883	16,361
Coca-Cola Company	141,409	7,755
Altria Group, Inc.	157,834	6,471
General Mills, Inc.	103,684	6,097
Nestlé SA1	49,230	5,796
Unilever PLC[1]	77,436	4,661
Imperial Brands PLC[1]	204,285	4,292
Carlsberg A/S, Class B1	25,128	4,029
Danone SA1	48,065	3,159
Kraft Heinz Company	54,961	1,905
Anheuser-Busch InBev SA/NV1	25,927	1,812
ITC Ltd.[1]	581,859	1,667
Kirin Holdings Company, Ltd.[1]	63,700	1,504
Kimberly-Clark Corp.	10,979	1,480
Keurig Dr Pepper Inc.	43,352	1,387
Japan Tobacco Inc.[1,4]	62,300	1,270
Reckitt Benckiser Group PLC[1]	14,019	1,254
Vector Group Ltd.	102,492	1,194
Procter & Gamble Company	4,639	645
PepsiCo, Inc.	3,593	533
Treasury Wine Estates Ltd.[1]	13,106	95
Convenience Retail Asia Ltd.[1]	510,000	39

		99,112

Health care 8.92%

AbbVie Inc.	195,093	20,904
Amgen Inc.	79,926	18,377
GlaxoSmithKline PLC[1]	894,600	16,392
Gilead Sciences, Inc.	263,841	15,371
Novartis AG1	111,820	10,561
Merck & Co., Inc.	52,966	4,333
AstraZeneca PLC[1]	36,532	3,650
Roche Holding AG, nonvoting, non-registered shares[1]	7,659	2,672
Abbott Laboratories	23,690	2,594
Royalty Pharma PLC, Class A	33,980	1,701
Eli Lilly and Company	5,814	982
UnitedHealth Group Inc.	811	284

		97,821

Utilities 8.26%

E.ON SE1	1,163,311	12,884
Iberdrola, SA, non-registered shares[1]	883,550	12,636
Dominion Energy, Inc.	125,783	9,459
Enel SpA[1]	707,229	7,142
Duke Energy Corp.	75,190	6,884
DTE Energy Company	55,834	6,779
National Grid PLC[1]	527,889	6,287
SSE PLC[1]	182,254	3,756
Southern Co.	56,300	3,459
Consolidated Edison, Inc.	42,140	3,045
Exelon Corp.	58,099	2,453
Naturgy Energy Group, SA1	95,933	2,239
Power Grid Corp. of India Ltd.[1]	707,310	1,844
EDP - Energias de Portugal, SA1	237,733	1,498
Endesa, SA1	54,319	1,489

100      American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)

	Shares	Value (000)

Utilities (continued)

Public Service Enterprise Group Inc.	21,289	$1,241
AES Corp.	51,108	1,201
Infratil Ltd.[1]	177,514	932
Centrica PLC[1,2]	1,385,547	884
China Gas Holdings Ltd.[1]	218,200	870
Power Assets Holdings Ltd.[1]	134,500	730
Engie SA1,2	43,725	670
Sempra Energy	3,323	423
Ratch Group PCL, foreign registered[1]	239,000	421
Keppel Infrastructure Trust[1]	1,021,236	421
CLP Holdings Ltd.[1]	44,000	407
Guangdong Investment Ltd.[1]	222,000	401
NextEra Energy, Inc.	1,367	106

		90,561

Real estate 5.64%

Crown Castle International Corp. REIT	124,703	19,851
Digital Realty Trust, Inc. REIT	62,741	8,753
Link Real Estate Investment Trust REIT[1]	528,018	4,811
VICI Properties Inc. REIT	180,807	4,611
CK Asset Holdings Ltd.[1]	683,000	3,513
Gaming and Leisure Properties, Inc. REIT	82,780	3,510
Federal Realty Investment Trust REIT	32,070	2,730
Longfor Group Holdings Ltd.[1]	394,500	2,317
TAG Immobilien AG1	70,512	2,229
Charter Hall Group REIT[1]	160,868	1,826
MGM Growth Properties LLC REIT, Class A	50,154	1,570
American Tower Corp. REIT	4,721	1,060
Embassy Office Parks REIT[1]	223,400	1,055
Mindspace Business Parks REIT[1,2]	115,800	507
Mindspace Business Parks REIT[1,2,3]	110,400	474
Americold Realty Trust REIT	25,291	944
Sun Hung Kai Properties Ltd.[1]	61,755	797
China Overseas Land & Investment Ltd.[1]	215,000	468
Ventas, Inc. REIT	6,719	329
China Resources Land Ltd.[1]	72,000	298
AvalonBay Communities, Inc. REIT	1,264	203

		61,856

Communication services 5.11%

Verizon Communications Inc.	169,518	9,959
BCE Inc.	186,983	7,996
SoftBank Corp.[1]	573,300	7,187
Comcast Corp., Class A	129,064	6,763
Koninklijke KPN NV1	1,905,767	5,778
Nippon Telegraph and Telephone Corp.[1]	141,600	3,631
HKT Trust and HKT Ltd., units[1]	2,729,240	3,543
Vodafone Group PLC[1]	1,455,807	2,396
AT&T Inc.	59,287	1,705
TELUS Corp.	75,253	1,490
Indus Towers Ltd.[1]	362,801	1,145
ITV PLC[1,2]	755,275	1,104
HKBN Ltd.[1]	466,500	722
KT Corp. (ADR)	65,529	721
ProSiebenSat.1 Media SE1,2	38,716	651
Omnicom Group Inc.	10,004	624
Lumen Technologies, Inc.	39,066	381
Zegona Communications PLC[1]	190,674	274

		56,070

American Funds Insurance Series      101

Capital Income Builder (continued)

Common stocks (continued)

	Shares	Value (000)

Energy 4.55%

Chevron Corp.	145,007	$12,246
TC Energy Corp. (CAD denominated)	168,661	6,857
TC Energy Corp.	50,505	2,056
Enbridge Inc. (CAD denominated)	205,928	6,586
Canadian Natural Resources, Ltd. (CAD denominated)	216,326	5,199
Total SE1,4	81,796	3,528
ConocoPhillips	73,490	2,939
Royal Dutch Shell PLC, Class B1	150,315	2,590
Royal Dutch Shell PLC, Class B (ADR)	8,064	271
EOG Resources, Inc.	54,719	2,729
BP PLC[1]	719,280	2,478
Equitrans Midstream Corp.	199,833	1,606
Gazprom PJSC (ADR)[1]	113,653	632
Exxon Mobil Corp.	4,511	186

		49,903

Industrials 4.27%

Raytheon Technologies Corp.	140,295	10,032
United Parcel Service, Inc., Class B	38,043	6,406
VINCI SA1	38,230	3,804
Singapore Technologies Engineering Ltd[1]	1,141,700	3,296
BOC Aviation Ltd.[1]	378,700	3,275
Caterpillar Inc.	14,767	2,688
Deutsche Post AG1	45,308	2,242
Trinity Industries, Inc.	81,264	2,145
RELX PLC[1]	75,368	1,854
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[1]	76,271	1,479
Stanley Black & Decker, Inc.	7,147	1,276
Union Pacific Corp.	6,033	1,256
BAE Systems PLC[1]	162,460	1,087
ABB Ltd.[1]	36,607	1,024
CCR SA, ordinary nominative	320,739	832
ComfortDelGro Corp., Ltd.[1]	643,200	813
Lockheed Martin Corp.	2,118	752
ALD SA1	52,301	735
Cummins Inc.	2,832	643
Melrose Industries PLC[1,2]	200,791	490
General Dynamics Corp.	2,392	356
Honeywell International Inc.	1,235	263
L3Harris Technologies, Inc.	655	124

		46,872

Materials 3.88%

Dow Inc.	143,551	7,967
Rio Tinto PLC[1]	93,848	7,022
BHP Group PLC[1]	250,488	6,601
LyondellBasell Industries NV	54,261	4,974
Vale SA, ordinary nominative	100,331	1,689
Vale SA, ordinary nominative (ADR)	87,319	1,464
Fortescue Metals Group Ltd.[1]	138,322	2,501
Evonik Industries AG1	74,726	2,435
Nutrien Ltd.	30,705	1,479
BASF SE1	18,013	1,422
Asahi Kasei Corp.[1]	121,900	1,254
Amcor PLC (CDI)[1]	90,984	1,081
Celanese Corp.	6,820	886
Nexa Resources SA4	49,159	474
CRH PLC[1]	9,678	409

102      American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)

	Shares	Value (000)

Materials (continued)

Linde PLC	1,401	$369
WestRock Co.	7,219	314
Air Products and Chemicals, Inc.	704	192

		42,533

Consumer discretionary 1.23%

McDonald’s Corp.	10,713	2,299
Kering SA1	2,740	1,992
Hasbro, Inc.	17,740	1,659
Sands China Ltd.[1]	290,000	1,275
Home Depot, Inc.	4,332	1,151
Gree Electric Appliances, Inc. of Zhuhai, Class A1	109,338	1,038
LVMH Moët Hennessy-Louis Vuitton SE1	1,515	946
Taylor Wimpey PLC[1,2]	307,380	699
Starbucks Corp.	5,854	626
VF Corp.	6,812	582
Industria de Diseño Textil, SA1	15,355	489
YUM! Brands, Inc.	3,958	430
Cie. Financière Richemont SA, Class A1	3,565	322

		13,508

Total common stocks (cost: $658,866,000)		801,638

Preferred securities 0.18%

Information technology 0.18%

Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	29,272	1,987

Total preferred securities (cost: $1,093,000)		1,987

Rights & warrants 0.00%

Consumer discretionary 0.00%

Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	7,130	2

Total rights & warrants (cost: $0)		2

Convertible stocks 1.26%

Utilities 0.57%

Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	17,965	1,792
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	29,485	1,745
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	16,000	1,605
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	15,148	767
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	6,400	321

		6,230

Information technology 0.35%

Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,746	3,906

Health care 0.21%

Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[4]	1,745	2,270

Industrials 0.10%

Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[4]	10,100	1,130

American Funds Insurance Series      103

Capital Income Builder (continued)

Convertible stocks (continued)

	Shares	Value (000)

Consumer discretionary 0.03%

Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	$301

Total convertible stocks (cost: $11,489,000)		13,837

Convertible bonds & notes 0.07%

	Principal amount (000)

Consumer discretionary 0.07%

Carnival Corp., convertible notes, 5.75% 2023[3]	$110	261
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[3]	392	523

		784

Total convertible bonds & notes (cost: $540,000)		784

Bonds, notes & other debt instruments 20.79%

U.S. Treasury bonds & notes 9.20%

U.S. Treasury 8.40%
U.S. Treasury 0.125% 2022	20,800	20,806
U.S. Treasury 0.125% 2022	9,600	9,601
U.S. Treasury 0.125% 2022	5,850	5,851
U.S. Treasury 0.125% 2022	2,600	2,600
U.S. Treasury 0.125% 2022	2,500	2,501
U.S. Treasury 0.25% 2025	7,612	7,582
U.S. Treasury 0.375% 2025	907	910
U.S. Treasury 0.375% 2025	850	851
U.S. Treasury 2.00% 2025[5]	10,000	10,773
U.S. Treasury 1.875% 2026	6,300	6,795
U.S. Treasury 2.00% 2026[5]	2,800	3,047
U.S. Treasury 0.50% 2027	2,900	2,892
U.S. Treasury 0.875% 2030	3,154	3,142
U.S. Treasury 1.125% 2040[5]	2,400	2,278
U.S. Treasury 1.375% 2050[5]	13,332	12,475

		92,104

U.S. Treasury inflation-protected securities 0.80%

U.S. Treasury Inflation-Protected Security 0.125% 2025[6]	4,133	4,445
U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	2,226	2,484
U.S. Treasury Inflation-Protected Security 0.25% 2050[5,6]	1,544	1,840

		8,769

Total U.S. Treasury bonds & notes		100,873

Corporate bonds, notes & loans 5.98%

Health care 0.87%

Abbott Laboratories 3.75% 2026	240	281
AbbVie Inc. 2.95% 2026	369	409
AbbVie Inc. 4.25% 2049	92	116
Amgen Inc. 3.375% 2050	150	168
AstraZeneca PLC 3.375% 2025	200	225
Becton, Dickinson and Company 3.70% 2027	930	1,067
Boston Scientific Corp. 2.65% 2030	250	268
Centene Corp. 4.625% 2029	530	589
Centene Corp. 3.375% 2030	179	189
Novartis Capital Corp. 1.75% 2025	208	218
Novartis Capital Corp. 2.00% 2027	120	128
Partners HealthCare System, Inc. 3.192% 2049	210	232
Pfizer Inc. 2.70% 2050	425	457
Regeneron Pharmaceuticals, Inc. 1.75% 2030	54	53
Regeneron Pharmaceuticals, Inc. 2.80% 2050	109	106
Shire PLC 3.20% 2026	182	204
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	1,330	1,475
Tenet Healthcare Corp. 7.50% 2025[3]	325	356

104      American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Health care (continued)

Teva Pharmaceutical Finance Co. BV 6.00% 2024	$700	$744
Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,375	1,324
Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	268
Thermo Fisher Scientific Inc. 4.497% 2030	95	119
UnitedHealth Group Inc. 2.375% 2024	35	37
UnitedHealth Group Inc. 4.45% 2048	170	235
Upjohn Inc. 2.70% 2030[3]	83	88
Upjohn Inc. 3.85% 2040[3]	32	36
Upjohn Inc. 4.00% 2050[3]	70	80

		9,472

Energy 0.82%

Apache Corp. 4.25% 2030	385	405
Baker Hughes, a GE Co. 4.08% 2047	37	42
BP Capital Markets America Inc. 3.633% 2030	360	419
BP Capital Markets America Inc. 2.772% 2050	90	89
BP Capital Markets America Inc. 2.939% 2051	80	82
Canadian Natural Resources Ltd. 3.85% 2027	185	208
Canadian Natural Resources Ltd. 2.95% 2030	83	89
Canadian Natural Resources Ltd. 4.95% 2047	91	115
Cenovus Energy Inc. 5.40% 2047	75	88
Cheniere Energy, Inc. 3.70% 2029	252	281
Concho Resources Inc. 4.30% 2028	210	248
Enbridge Energy Partners, LP 7.375% 2045	37	56
Energy Transfer Operating, LP 5.00% 2050	361	391
Energy Transfer Partners, LP 5.30% 2047	60	67
Energy Transfer Partners, LP 6.00% 2048	161	192
Energy Transfer Partners, LP 6.25% 2049	150	181
Enterprise Products Operating LLC 3.20% 2052	24	24
EQT Corp. 5.00% 2029	35	37
Equinor ASA 2.375% 2030	365	391
Exxon Mobil Corp. 2.995% 2039	200	217
Exxon Mobil Corp. 3.452% 2051	72	82
Kinder Morgan, Inc. 5.05% 2046	925	1,134
MPLX LP 5.50% 2049	625	823
ONEOK, Inc. 3.10% 2030	42	45
ONEOK, Inc. 4.95% 2047	51	57
ONEOK, Inc. 5.20% 2048	184	215
ONEOK, Inc. 7.15% 2051	97	134
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	149
Petrobras Global Finance Co. 5.60% 2031	150	173
Petróleos Mexicanos 7.69% 2050	75	76
Pioneer Natural Resources Company 1.90% 2030	163	162
Plains All American Pipeline, LP 3.80% 2030	11	12
Sabine Pass Liquefaction, LLC 4.50% 2030[3]	215	255
Shell International Finance BV 2.00% 2024	420	443
Total Capital International 2.434% 2025	175	187
Total Capital International 3.127% 2050	250	271
TransCanada PipeLines Ltd. 4.10% 2030	205	242
TransCanada PipeLines Ltd. 5.10% 2049	425	569
Williams Companies, Inc. 3.50% 2030	216	245
Williams Partners LP 6.30% 2040	95	126

		9,022

Financials 0.82%

Allstate Corp. 3.85% 2049	170	214
American International Group, Inc. 4.375% 2050	250	327
AON Corp. 2.20% 2022	249	258
Bank of America Corp. 0.81% 2024 (USD-SOFR + 0.74% on 10/24/2023)[7]	150	151
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	1,125	1,140

American Funds Insurance Series      105

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)

Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[7]	$540	$576
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,7]	500	589
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	150	154
Goldman Sachs Group, Inc. 3.50% 2025	177	197
Goldman Sachs Group, Inc. 2.60% 2030	400	431
Hartford Financial Services Group, Inc. 2.80% 2029	300	326
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[7]	500	532
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[7]	250	289
JPMorgan Chase & Co. 1.764% 2031 (USD-SOFR + 1.05% on 11/19/2030)[7]	120	121
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[7]	475	511
JPMorgan Chase & Co. 2.525% 2041 (USD-SOFR + 1.51% on 11/19/2040)[7]	75	77
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[7]	241	268
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[7]	390	430
MetLife, Inc. 4.55% 2030	190	238
Metropolitan Life Global Funding I 1.95% 2023[3]	380	392
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	290	327
Morgan Stanley 3.70% 2024	260	290
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[7]	100	101
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2050)[7]	115	185
Navient Corp. 5.00% 2027	150	152
New York Life Global Funding 3.00% 2028[3]	150	168
New York Life Insurance Company 3.75% 2050[3]	62	74
Travelers Companies, Inc. 4.10% 2049	130	171
Wells Fargo & Company 4.60% 2021	300	303

		8,992

Communication services 0.77%

Alphabet Inc. 2.05% 2050	80	76
AT&T Inc. 2.25% 2032	75	76
AT&T Inc. 3.50% 2041	75	81
AT&T Inc. 3.50% 2053[3]	624	624
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[3]	235	250
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	158	167
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[3]	360	380
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[3]	950	1,016
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	65	79
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	100	104
CenturyLink, Inc. 7.50% 2024	300	340
Comcast Corp. 3.75% 2040	138	166
Comcast Corp. 2.80% 2051	200	208
Discovery Communications, Inc. 4.65% 2050	139	174
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[3]	630	643
Sprint Corp. 11.50% 2021	1,425	1,549
Sprint Corp. 6.875% 2028	325	429
T-Mobile US, Inc. 3.875% 2030[3]	625	725
T-Mobile US, Inc. 3.00% 2041[3]	100	104
T-Mobile US, Inc. 3.30% 2051[3]	186	192
Verizon Communications Inc. 4.329% 2028	192	231
Verizon Communications Inc. 3.875% 2029	25	30
Verizon Communications Inc. 4.016% 2029	215	255
Verizon Communications Inc. 1.75% 2031	98	98
Verizon Communications Inc. 2.875% 2050	125	126
Vodafone Group PLC 4.25% 2050	75	93
Walt Disney Co. 4.625% 2040	120	160

		8,376

106      American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Utilities 0.67%

AEP Transmission Co. LLC 3.15% 2049	$60	$67
AEP Transmission Co. LLC 3.80% 2049	45	56
AEP Transmission Co. LLC 3.65% 2050	75	91
American Electric Power Company, Inc. 3.65% 2021	300	309
American Electric Power Company, Inc. 1.00% 2025	25	25
CenterPoint Energy, Inc. 2.95% 2030	345	376
Connecticut Light and Power Co. 3.20% 2027	445	500
Consumers Energy Co. 3.10% 2050	159	184
Duke Energy Florida, LLC 2.50% 2029	430	470
Edison International 3.55% 2024	375	404
Edison International 5.75% 2027	158	189
Edison International 4.125% 2028	332	370
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7]	120	140
Evergy Metro, Inc. 2.25% 2030	125	132
FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)[7]	50	55
FirstEnergy Corp. 2.25% 2030	162	157
FirstEnergy Corp. 2.65% 2030	493	495
Jersey Central Power & Light Co. 4.30% 2026[3]	115	129
NSTAR Electric Co. 3.95% 2030	50	61
Pacific Gas and Electric Co. 2.95% 2026	97	103
Pacific Gas and Electric Co. 3.75% 2028	105	115
Pacific Gas and Electric Co. 4.65% 2028	284	325
Pacific Gas and Electric Co. 2.50% 2031	450	451
Pacific Gas and Electric Co. 3.30% 2040	100	100
Pacific Gas and Electric Co. 3.50% 2050	325	324
Public Service Company of Colorado 3.80% 2047	20	25
San Diego Gas & Electric Co. 3.75% 2047	227	266
San Diego Gas & Electric Co. 4.10% 2049	115	144
Southern California Edison Co. 4.125% 2048	235	281
Southern California Edison Co. 3.65% 2050	298	339
Southern California Edison Co., Series C, 3.60% 2045	256	284
Virginia Electric and Power Co. 2.45% 2050	25	25
Xcel Energy Inc. 2.60% 2029	175	189
Xcel Energy Inc. 3.50% 2049	145	170

		7,351

Consumer discretionary 0.63%

Amazon.com, Inc. 2.50% 2050	75	78
Amazon.com, Inc. 2.70% 2060	30	32
Bayerische Motoren Werke AG 4.15% 2030[3]	290	351
Carnival Corp. 11.50% 2023[3]	775	897
Carnival Corp. 10.50% 2026[3]	165	192
Ford Motor Co. 9.625% 2030	50	71
General Motors Company 5.95% 2049	90	122
Home Depot, Inc. 3.35% 2050	350	417
PetSmart, Inc. 7.125% 2023[3]	125	125
Royal Caribbean Cruises Ltd. 10.875% 2023[3]	600	684
Royal Caribbean Cruises Ltd. 11.50% 2025[3]	1,210	1,416
Toyota Motor Credit Corp. 2.15% 2022	505	521
Toyota Motor Credit Corp. 2.60% 2022	856	876
Toyota Motor Credit Corp. 3.00% 2025	1,010	1,111

		6,893

Consumer staples 0.46%

Altria Group, Inc. 5.95% 2049	327	458
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	420	548
British American Tobacco PLC 3.215% 2026	250	276
British American Tobacco PLC 3.557% 2027	660	735
British American Tobacco PLC 4.906% 2030	350	423
British American Tobacco PLC 4.54% 2047	73	81

American Funds Insurance Series      107

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer staples (continued)

British American Tobacco PLC 4.758% 2049	$130	$151
Coca-Cola Co. 1.375% 2031	100	100
Coca-Cola Co. 2.50% 2051	65	67
Conagra Brands, Inc. 5.30% 2038	18	24
Conagra Brands, Inc. 5.40% 2048	52	74
Constellation Brands, Inc. 3.15% 2029	190	212
Constellation Brands, Inc. 2.875% 2030	210	230
Keurig Dr Pepper Inc. 3.20% 2030	25	28
Keurig Dr Pepper Inc. 5.085% 2048	64	91
Keurig Dr Pepper Inc. 3.80% 2050	51	61
Kimberly-Clark Corp. 3.10% 2030	56	65
Kraft Heinz Company 3.00% 2026	100	104
Molson Coors Brewing Co. 4.20% 2046	65	75
PepsiCo, Inc. 1.40% 2031	40	40
PepsiCo, Inc. 3.625% 2050	240	305
Philip Morris International Inc. 3.375% 2029	450	516
Procter & Gamble Company 0.55% 2025	185	187
Wal-Mart Stores, Inc. 2.85% 2024	210	227

		5,078

Industrials 0.45%

Boeing Company 2.70% 2022	300	308
Boeing Company 2.75% 2026	91	96
Boeing Company 2.95% 2030	190	197
Boeing Company 3.60% 2034	90	95
Boeing Company 5.805% 2050	235	325
Carrier Global Corp. 2.242% 2025	102	108
Carrier Global Corp. 2.493% 2027	84	91
Carrier Global Corp. 2.722% 2030	74	79
CSX Corp. 4.75% 2048	50	68
CSX Corp. 3.35% 2049	310	354
CSX Corp. 2.50% 2051	50	50
General Electric Co. 3.45% 2027	50	56
General Electric Co. 4.25% 2040	75	89
General Electric Co. 4.35% 2050	50	61
Honeywell International Inc. 2.15% 2022	305	313
Honeywell International Inc. 2.30% 2024	175	187
Honeywell International Inc. 2.70% 2029	70	78
Norfolk Southern Corp. 3.00% 2022	224	230
Raytheon Technologies Corp. 3.125% 2050	125	138
TransDigm Inc. 6.50% 2024	455	464
TransDigm Inc. 8.00% 2025[3]	230	255
TransDigm Inc. 6.25% 2026[3]	445	474
Union Pacific Corp. 3.70% 2029	430	499
Union Pacific Corp. 4.30% 2049	110	144
Union Pacific Corp. 3.25% 2050	53	60
Union Pacific Corp. 3.95% 2059	45	56
Westinghouse Air Brake Technologies Corp. 4.40% 2024[7]	39	43

		4,918

Information technology 0.35%

Adobe Inc. 2.30% 2030	645	698
Apple Inc. 0.55% 2025	125	126
Apple Inc. 2.40% 2050	75	77
Broadcom Inc. 5.00% 2030	420	511
Broadcom Ltd. 3.875% 2027	370	416
Fiserv, Inc. 3.50% 2029	870	995
Intuit Inc. 0.95% 2025	50	51
Lenovo Group Ltd. 5.875% 2025	400	461

108      American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Corporate bonds, notes & loans (continued)

Information technology (continued)

Microsoft Corp. 2.525% 2050	$227		$239
Oracle Corp. 3.60% 2050	150		175
ServiceNow, Inc. 1.40% 2030	130		127

			3,876

Real estate 0.07%

Corporate Office Properties LP 2.25% 2026	68		71
Equinix, Inc. 2.90% 2026	266		291
Equinix, Inc. 1.55% 2028	25		26
Equinix, Inc. 3.20% 2029	288		318
Equinix, Inc. 3.00% 2050	18		18
Equinix, Inc. 2.95% 2051	25		25
Westfield Corp. Ltd. 3.50% 2029[3]	54		57

			806

Materials 0.07%

Anglo American Capital PLC 5.625% 2030[3]	240		306
Braskem SA 4.50% 2030[3]	200		206
Dow Chemical Co. 4.80% 2049	67		90
LYB International Finance III, LLC 2.25% 2030	32		33
LYB International Finance III, LLC 4.20% 2050	75		88
LYB International Finance III, LLC 3.625% 2051	52		57

			780

Total corporate bonds, notes & loans			65,564

Mortgage-backed obligations 5.07%

Federal agency mortgage-backed obligations 4.46%

Fannie Mae Pool #695412 5.00% 2033[8]	—	[9]	—	[9]
Fannie Mae Pool #MA4124 2.50% 2035[8]	2,633		2,755
Fannie Mae Pool #AD3566 5.00% 2035[8]	2		2
Fannie Mae Pool #MA4228 1.50% 2036[8]	2,670		2,749
Fannie Mae Pool #AC0794 5.00% 2039[8]	10		11
Fannie Mae Pool #931768 5.00% 2039[8]	2		2
Fannie Mae Pool #AE0311 3.50% 2040[8]	17		18
Fannie Mae Pool #932606 5.00% 2040[8]	5		6
Fannie Mae Pool #AJ1873 4.00% 2041[8]	7		8
Fannie Mae Pool #AE1248 5.00% 2041[8]	11		13
Fannie Mae Pool #AE1274 5.00% 2041[8]	9		10
Fannie Mae Pool #AE1277 5.00% 2041[8]	5		6
Fannie Mae Pool #AE1283 5.00% 2041[8]	3		4
Fannie Mae Pool #AE1290 5.00% 2042[8]	6		7
Fannie Mae Pool #AL3829 3.50% 2043[8]	64		70
Fannie Mae Pool #AT7161 3.50% 2043[8]	29		31
Fannie Mae Pool #AR1512 3.50% 2043[8]	14		15
Fannie Mae Pool #AT0412 3.50% 2043[8]	7		8
Fannie Mae Pool #AT3954 3.50% 2043[8]	4		4
Fannie Mae Pool #AT0300 3.50% 2043[8]	3		3
Fannie Mae Pool #AY1829 3.50% 2044[8]	5		6
Fannie Mae Pool #AW8240 3.50% 2044[8]	1		1
Fannie Mae Pool #BE5017 3.50% 2045[8]	36		39
Fannie Mae Pool #BE5009 3.50% 2045[8]	29		31
Fannie Mae Pool #BE8740 3.50% 2047[8]	33		36
Fannie Mae Pool #BE8742 3.50% 2047[8]	10		11
Fannie Mae Pool #BH2848 3.50% 2047[8]	5		5
Fannie Mae Pool #BH2847 3.50% 2047[8]	3		4
Fannie Mae Pool #BH2846 3.50% 2047[8]	4		4
Fannie Mae Pool #BJ5015 4.00% 2047[8]	79		87
Fannie Mae Pool #BH3122 4.00% 2047[8]	3		3
Fannie Mae Pool #BJ4901 3.50% 2048[8]	23		25
Fannie Mae Pool #CA2850 4.00% 2048[8]	91		102

American Funds Insurance Series      109

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Fannie Mae Pool #BK6840 4.00% 2048[8]	$51	$55
Fannie Mae Pool #BK5232 4.00% 2048[8]	40	45
Fannie Mae Pool #BK9743 4.00% 2048[8]	14	15
Fannie Mae Pool #CA2804 4.50% 2048[8]	654	709
Fannie Mae Pool #BK7665 4.50% 2048[8]	336	373
Fannie Mae Pool #BK0951 4.50% 2048[8]	257	288
Fannie Mae Pool #BK9761 4.50% 2048[8]	14	15
Fannie Mae Pool #CA4151 3.50% 2049[8]	318	350
Fannie Mae Pool #BJ8411 3.50% 2049[8]	67	73
Fannie Mae Pool #CA5540 3.00% 2050[8]	5,289	5,632
Freddie Mac Pool #SB8083 1.50% 2036[8]	285	294
Freddie Mac Pool #Q18236 3.50% 2043[8]	29	31
Freddie Mac Pool #Q19133 3.50% 2043[8]	18	20
Freddie Mac Pool #Q17696 3.50% 2043[8]	16	18
Freddie Mac Pool #Q15874 4.00% 2043[8]	2	2
Freddie Mac Pool #Q52069 3.50% 2047[8]	48	52
Freddie Mac Pool #Q55056 3.50% 2048[8]	60	65
Freddie Mac Pool #Q54709 3.50% 2048[8]	36	39
Freddie Mac Pool #Q54701 3.50% 2048[8]	34	37
Freddie Mac Pool #Q54782 3.50% 2048[8]	30	32
Freddie Mac Pool #Q54781 3.50% 2048[8]	27	30
Freddie Mac Pool #Q54700 3.50% 2048[8]	26	29
Freddie Mac Pool #Q55060 3.50% 2048[8]	19	20
Freddie Mac Pool #Q56591 3.50% 2048[8]	18	19
Freddie Mac Pool #Q56590 3.50% 2048[8]	17	18
Freddie Mac Pool #Q56589 3.50% 2048[8]	16	17
Freddie Mac Pool #Q54698 3.50% 2048[8]	14	15
Freddie Mac Pool #Q54699 3.50% 2048[8]	13	14
Freddie Mac Pool #Q54831 3.50% 2048[8]	9	10
Freddie Mac Pool #G67711 4.00% 2048[8]	440	486
Freddie Mac Pool #Q56599 4.00% 2048[8]	57	63
Freddie Mac Pool #Q56175 4.00% 2048[8]	43	47
Freddie Mac Pool #Q55971 4.00% 2048[8]	38	42
Freddie Mac Pool #Q56576 4.00% 2048[8]	29	31
Freddie Mac Pool #Q55970 4.00% 2048[8]	19	21
Freddie Mac Pool #Q58411 4.50% 2048[8]	116	129
Freddie Mac Pool #Q58436 4.50% 2048[8]	52	59
Freddie Mac Pool #Q58378 4.50% 2048[8]	43	48
Freddie Mac Pool #Q57242 4.50% 2048[8]	31	34
Freddie Mac Pool #RA1463 3.50% 2049[8]	216	238
Freddie Mac Pool #QA2748 3.50% 2049[8]	29	32
Freddie Mac Pool #SD7512 3.00% 2050[8]	6,954	7,446
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	390	418
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[8,10]	390	410
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[8,10]	193	203
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[8,10]	149	162
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	121	132
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[8]	36	39
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[8]	1,422	1,553
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[8]	1,026	1,118
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[8]	715	777
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[8]	34	37
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[8]	15	16
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[8]	1,440	1,524
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[8]	2,121	2,232
Government National Mortgage Assn. 2.00% 2051[8,11]	3,390	3,533
Government National Mortgage Assn. 2.00% 2051[8,11]	1,710	1,786

110      American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Government National Mortgage Assn. 2.50% 2051[8,11]	$2,650		$2,794
Government National Mortgage Assn. 3.50% 2051[8,11]	21		22
Government National Mortgage Assn. 3.50% 2051[8,11]	21		22
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[8]	1,476		1,597
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[8]	165		179
Government National Mortgage Assn. Pool #694836 5.661% 2059[8]	1		1
Government National Mortgage Assn. Pool #765152 4.14% 2061[8]	—	[9]	—	[9]
Government National Mortgage Assn. Pool #766525 4.70% 2062[8]	—	[9]	—	[9]
Government National Mortgage Assn. Pool #777452 3.676% 2063[8]	6		7
Government National Mortgage Assn. Pool #767639 3.913% 2063[8]	9		9
Government National Mortgage Assn. Pool #AA1709 4.343% 2063[8]	4		4
Government National Mortgage Assn. Pool #725893 5.20% 2064[8]	1		1
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[8]	2		2
Uniform Mortgage-Backed Security 1.50% 2036[8,11]	1,632		1,676
Uniform Mortgage-Backed Security 2.00% 2036[8,11]	2,100		2,193
Uniform Mortgage-Backed Security 3.50% 2051[8,11]	1,775		1,879
Uniform Mortgage-Backed Security 4.50% 2051[8,11]	1,477		1,603

			48,998

Collateralized mortgage-backed obligations (privately originated) 0.45%

Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[3,8,10]	295		297
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,8,10]	194		194
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,8,10]	75		76
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[3,8,10]	592		597
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,8,10]	213		215
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,8,10]	186		186
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.898% 2052[3,8,10]	1,000		1,001
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.996% 2053[3,8,10]	175		175
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.048% 2053[3,8,10]	279		280
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[3,8,10]	82		83
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[3,8,10]	58		58
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[3,8]	302		305
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,8,10]	106		108
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[3,8,10]	115		119
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[3,8,10]	94		97
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[3,8,10]	261		274
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[3,8,10]	63		66
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,8]	787		806

			4,937

Commercial mortgage-backed securities 0.16%

GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.079% 2025[3,8,10]	243		239
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.309% 2038[3,8,10]	300		299
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[1,3,8,10]	1,057		1,057
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.398% 2049[3,8,10]	150		141

			1,736

Total mortgage-backed obligations			55,671

Asset-backed obligations 0.35%

Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,8]	297		303
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[3,8]	100		102
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,8]	372		380
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,8]	95		97

American Funds Insurance Series      111

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Asset-backed obligations (continued)

CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,8]		$95	$97
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,8]		95	97
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[3,8]		40	40
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[3,8]		222	223
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[3,8]		96	97
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,8]		425	428
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,8]		678	682
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,8]		172	173
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[3,8,10]		226	231
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[3,8]		845	851

			3,801

Bonds & notes of governments & government agencies outside the U.S. 0.13%

Portuguese Republic 5.125% 2024		18	21
Qatar (State of) 4.50% 2028		200	243
Saudi Arabia (Kingdom of) 3.625% 2028		200	225
United Mexican States, Series M, 6.50% 2021	MXN	15,000	760
United Mexican States 3.25% 2030		$200	216

			1,465

Municipals 0.06%

Illinois 0.02%

G.O. Bonds, Pension Funding Series 2003, 5.10% 2033		225	242

South Carolina 0.04%

Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035		350	429

Total municipals			671

Total bonds, notes & other debt instruments (cost: $218,849,000)			228,045

Short-term securities 5.28%

	Shares

Money market investments 5.28%

Capital Group Central Cash Fund 0.12%[12,13]		567,564	56,762
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[12,14]		1,184,688	1,185

Total short-term securities (cost: $57,947,000)			57,947

Total investment securities 100.66% (cost: $948,784,000)			1,104,240

Other assets less liabilities (0.66)%			(7,288)

Net assets 100.00%			$1,096,952

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 12/31/2020[16] (000)	Unrealized (depreciation) appreciation at 12/31/2020 (000)
90 Day Euro Dollar Futures	Short	80	March 2021	$(20,000)	$(19,966)	$(13)
2 Year U.S. Treasury Note Futures	Short	8	April 2021	(1,600)	(1,768)	(1)
5 Year U.S. Treasury Note Futures	Long	83	April 2021	8,300	10,472	23
10 Year U.S. Treasury Note Futures	Long	14	March 2021	1,400	1,933	2
10 Year Ultra U.S. Treasury Note Futures	Short	38	March 2021	(3,800)	(5,942)	14

112      American Funds Insurance Series

Capital Income Builder (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 12/31/2020[16] (000)	Unrealized (depreciation) appreciation at 12/31/2020 (000)
20 Year U.S. Treasury Bond Futures	Long	6	March 2021	$600	$1,039	$(10)
30 Year Ultra U.S. Treasury Bond Futures	Long	48	March 2021	4,800	10,251	(65)

						$(50)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2020 (000)
MXN	3,100	USD	154	HSBC Bank	1/8/2021	$1
GBP	1,594	USD	2,151	Bank of New York Mellon	1/11/2021	29
GBP	382	USD	519	Goldman Sachs	1/11/2021	4
USD	169	GBP	127	Bank of New York Mellon	1/11/2021	(4)
USD	2,663	GBP	1,985	Standard Chartered Bank	1/11/2021	(52)

						$(22)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation at 12/31/2020 (000)
U.S. EFFR	0.11%	5/18/2024	$6,200	$7	$—	$7
3-month USD-LIBOR	0.337%	5/18/2025	21,500	23	—	23
U.S. EFFR	0.1275%	6/25/2025	2,700	10	—	10
U.S. EFFR	0.105%	6/30/2025	2,700	13	—	13
U.S. EFFR	0.0975%	6/30/2025	1,460	8	—	8
U.S. EFFR	0.106%	6/30/2025	1,190	6	—	6
U.S. EFFR	0.10875%	7/6/2025	2,600	13	—	13
U.S. EFFR	0.105%	7/9/2025	1,300	7	—	7
U.S. EFFR	0.0995%	7/9/2025	1,300	7	—	7
U.S. EFFR	0.099%	7/10/2025	3,000	16	—	16
3-month USD-LIBOR	0.5935%	5/18/2030	7,200	187	—	187
3-month USD-LIBOR	0.807%	5/18/2050	1,800	272	—	272

					$—	$569

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation at 12/31/2020 (000)
5.00%/Quarterly	CDX.NA.HY.25	6/20/2025	$3,335	$309	$157	$152

American Funds Insurance Series      113

Capital Income Builder (continued)

Investments in affiliates13

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 5.17%
Money market investments 5.17%
Capital Group Central Cash Fund 0.12%[12]	$76,520	$398,466	$418,149	$52	$(127)	$56,762	$436

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $323,175,000, which represented 29.46% of the net assets of the fund. This amount includes $322,118,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $25,651,000, which represented 2.34% of the net assets of the fund.

[4]

All or a portion of this security was on loan. The total value of all such securities was $5,528,000, which represented .50% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,268,000, which represented .21% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Step bond; coupon rate may change at a later date.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Amount less than one thousand.
[10]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[11]	Purchased on a TBA basis.
[12]	Rate represents the seven-day yield at 12/31/2020.
[13]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

Auth. = Authority

CAD = Canadian dollars

CDI = CREST Depository Interest

EFFR = Effective Federal Funds Rate

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

114      American Funds Insurance Series

Asset Allocation Fund

Investment portfolio December 31, 2020

Common stocks 65.78%

	Shares	Value (000)

Information technology 16.49%

Microsoft Corp.	4,891,900	$1,088,056
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	6,056,700	660,423
Broadcom Inc.	1,490,000	652,397
ASML Holding NV (New York registered) (ADR)	795,900	388,177
ASML Holding NV1	70,000	33,828
MKS Instruments, Inc.	2,200,000	330,990
Flex Ltd.[2]	14,500,000	260,710
FleetCor Technologies, Inc.[2]	900,000	245,547
Dell Technologies Inc., Class C2	3,250,000	238,193
VeriSign, Inc.[2]	1,100,000	238,040
Mastercard Inc., Class A	510,000	182,039
Visa Inc., Class A	700,200	153,155
RingCentral, Inc., Class A2	221,100	83,790
PayPal Holdings, Inc.[2]	316,300	74,077
Shopify Inc., Class A, subordinate voting shares[2]	55,800	63,163
Intel Corp.	1,250,000	62,275
Okta, Inc., Class A2	174,680	44,414
NVIDIA Corp.	68,566	35,805
MongoDB, Inc., Class A2	94,819	34,044
Smartsheet Inc., Class A2	311,910	21,612

		4,890,735

Health care 10.70%

Johnson & Johnson	3,885,000	611,421
UnitedHealth Group Inc.	1,322,300	463,704
Humana Inc.	865,000	354,884
Cigna Corp.	1,275,000	265,429
Thermo Fisher Scientific Inc.	507,000	236,150
Abbott Laboratories	2,000,000	218,980
Daiichi Sankyo Company, Ltd.[1]	3,873,900	132,799
Vertex Pharmaceuticals Inc.[2]	550,000	129,987
Merck & Co., Inc.	1,400,000	114,520
Pfizer Inc.	3,060,000	112,639
Gilead Sciences, Inc.	1,600,000	93,216
Regeneron Pharmaceuticals, Inc.[2]	150,000	72,466
Zoetis Inc., Class A	434,700	71,943
IDEXX Laboratories, Inc.[2]	94,102	47,039
Allakos Inc.[2]	293,700	41,118
Cortexyme, Inc.[2,3]	1,218,038	33,837
Centene Corp.[2]	562,770	33,783
Ultragenyx Pharmaceutical Inc.[2]	217,400	30,095
AbCellera Biologics Inc.[2,3]	625,100	25,154
Viatris Inc.[2]	1,121,937	21,025
Sarepta Therapeutics, Inc.[2]	115,700	19,726
Bluebird Bio, Inc.[2]	378,900	16,395
NuCana PLC (ADR)[2,4]	2,977,153	13,367
Rotech Healthcare Inc.[1,2,5,6]	184,138	13,074
Advanz Pharma Corp. Ltd.[2,6]	175,310	773
Advanz Pharma Corp. Ltd.[2]	41,657	184

		3,173,708

Financials 10.36%

Chubb Ltd.	2,200,000	338,624
First Republic Bank	1,780,000	261,535
Capital One Financial Corp.	2,000,000	197,700
CME Group Inc., Class A	977,200	177,899
JPMorgan Chase & Co.	1,400,000	177,898
Bank of America Corp.	5,750,000	174,283
Synchrony Financial	5,000,000	173,550
The Blackstone Group Inc., Class A	2,190,950	141,995
Sberbank of Russia PJSC (ADR)[1]	9,788,000	141,103
Citigroup Inc.	2,250,000	138,735

American Funds Insurance Series      115

Asset Allocation Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Financials (continued)

Apollo Global Management, Inc., Class A	2,769,732	$135,661
Aon PLC, Class A	620,000	130,987
Arch Capital Group Ltd.[2]	3,234,000	116,650
Nasdaq, Inc.	844,100	112,046
MSCI Inc.	225,200	100,559
Intercontinental Exchange, Inc.	840,000	96,844
Truist Financial Corp.	1,966,000	94,230
PNC Financial Services Group, Inc.	500,000	74,500
Kotak Mahindra Bank Ltd.[1,2]	2,713,240	74,253
RenaissanceRe Holdings Ltd.	357,000	59,198
Ares Management Corp., Class A	1,015,403	47,775
BlackRock, Inc.	56,000	40,406
S&P Global Inc.	102,000	33,530
Berkshire Hathaway Inc., Class A2	61	21,217
Tradeweb Markets Inc., Class A	156,400	9,767
Jonah Energy Parent LLC[1,2,5]	32,117	482

		3,071,427

Consumer discretionary 6.66%

Amazon.com, Inc.[2]	134,822	439,106
Aramark	8,000,000	307,840
Home Depot, Inc.	1,113,000	295,635
General Motors Company	4,100,000	170,724
LVMH Moët Hennessy-Louis Vuitton SE1	256,896	160,516
MercadoLibre, Inc.[2]	91,300	152,948
Kontoor Brands, Inc.[4]	3,700,000	150,072
VF Corp.	1,000,000	85,410
Darden Restaurants, Inc.	627,109	74,701
NIKE, Inc., Class B	357,000	50,505
Restaurant Brands International Inc.	595,000	36,360
Booking Holdings Inc.[2]	12,750	28,398
XPeng Inc., Class A (ADR)[2,3]	517,000	22,143

		1,974,358

Consumer staples 5.31%

Philip Morris International Inc.	7,543,000	624,485
Nestlé SA1	2,700,000	317,868
Nestlé SA (ADR)	665,000	78,337
British American Tobacco PLC (ADR)	3,919,700	146,949
British American Tobacco PLC[1]	1,060,000	39,427
Altria Group, Inc.	3,750,000	153,750
Mondelez International, Inc.	1,200,000	70,164
Colgate-Palmolive Company	677,300	57,916
Archer Daniels Midland Company	1,000,000	50,410
Avenue Supermarts Ltd.[1,2]	970,539	36,704

		1,576,010

Communication services 5.01%

Charter Communications, Inc., Class A2	754,600	499,206
Facebook, Inc., Class A2	952,100	260,076
Comcast Corp., Class A	4,278,910	224,215
Alphabet Inc., Class C2	78,600	137,698
Alphabet Inc., Class A2	27,616	48,401
Netflix, Inc.[2]	226,700	122,583
New York Times Co., Class A	1,450,000	75,066
Tencent Holdings Ltd.[1]	965,000	70,510
Activision Blizzard, Inc.	519,500	48,235

		1,485,990

116      American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Industrials 4.28%

Northrop Grumman Corp.	1,211,900	$369,290
Lockheed Martin Corp.	663,000	235,352
CSX Corp.	2,038,000	184,949
L3Harris Technologies, Inc.	791,100	149,534
Komatsu Ltd.[1]	4,604,900	126,186
Boeing Company	583,000	124,797
Honeywell International Inc.	152,000	32,330
Waste Management, Inc.	214,000	25,237
Cintas Corp.	34,000	12,018
Associated Materials Group Inc.[1,2,5]	1,588,250	9,974
ACR III LSC Holdings LLC[1,2,5]	467	703

		1,270,370

Materials 3.16%

Dow Inc.	4,800,000	266,400
LyondellBasell Industries NV	2,368,100	217,060
Franco-Nevada Corp.	838,620	105,149
Rio Tinto PLC[1]	1,250,000	93,530
Royal Gold, Inc.	695,000	73,920
Nucor Corp.	1,000,000	53,190
First Quantum Minerals Ltd.	2,775,000	49,814
Allegheny Technologies Inc.[2]	2,589,437	43,425
Barrick Gold Corp.	1,455,000	33,145

		935,633

Energy 1.53%

Chevron Corp.	2,100,000	177,345
Pioneer Natural Resources Company	800,000	91,112
EOG Resources, Inc.	1,352,400	67,444
Suncor Energy Inc.	4,000,000	67,091
Rosneft Oil Company PJSC (GDR)[1]	3,730,353	21,035
ConocoPhillips	335,000	13,397
Euronav NV	750,000	6,000
Scorpio Tankers Inc.	345,000	3,860
Oasis Petroleum Inc.[2]	79,058	2,930
Weatherford International[2]	289,547	1,737
Tribune Resources, LLC[1,2,5]	926,514	843
McDermott International, Inc.[2]	40,219	33
Sable Permian Resources, LLC, units[1,2,5]	24,001,604	—	[7]

		452,827

Real estate 1.28%

Crown Castle International Corp. REIT	1,032,335	164,337
American Tower Corp. REIT	328,100	73,645
VICI Properties Inc. REIT	2,805,000	71,528
Alexandria Real Estate Equities, Inc. REIT	399,000	71,110

		380,620

Utilities 1.00%

Enel SpA[1]	24,000,000	242,361
DTE Energy Company	226,000	27,439
Xcel Energy Inc.	400,000	26,668

		296,468

Total common stocks (cost: $11,273,725,000)		19,508,146

American Funds Insurance Series      117

Asset Allocation Fund (continued)

	Shares	Value (000)

Rights & warrants 0.00%

Energy 0.00%
Tribune Resources, LLC, Class A, warrants, expire 2023[1,2,5]	311,755	$—	[7]
Tribune Resources, LLC, Class B, warrants, expire 2023[1,2,5]	242,476	—	[7]
Tribune Resources, LLC, Class C, warrants, expire 2023[1,2,5]	227,540	—	[7]

Total rights & warrants (cost: $47,000)		—	[7]

Convertible stocks 0.50%

Information technology 0.29%

Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	85,348

Financials 0.15%

2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[8]	37,778	45,378

Health care 0.06%

Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	13,300	17,304

Total convertible stocks (cost: $110,591,000)		148,030

Bonds, notes & other debt instruments 30.11%

	Principal amount (000)

Corporate bonds, notes & loans 12.99%

Financials 2.27%

ACE INA Holdings Inc. 2.875% 2022	$3,880	4,047
ACE INA Holdings Inc. 3.35% 2026	1,380	1,556
ACE INA Holdings Inc. 4.35% 2045	800	1,085
Advisor Group Holdings, LLC 6.25% 2028[8]	2,445	2,479
AG Merger Sub II, Inc. 10.75% 2027[8]	2,484	2,752
Allstate Corp. 3.85% 2049	950	1,194
Ally Financial Inc. 8.00% 2031	3,000	4,274
American International Group, Inc. 2.50% 2025	15,800	16,992
American International Group, Inc. 4.20% 2028	565	671
American International Group, Inc. 3.40% 2030	4,540	5,203
American International Group, Inc. 4.375% 2050	1,770	2,318
AON Corp. 2.20% 2022	2,236	2,312
Banco Santander, SA 2.749% 2030	5,400	5,578
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[9]	1,278	1,333
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[9]	6,000	6,413
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[9]	2,500	2,534
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[9]	2,345	2,653
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	42,674	43,128
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[9]	11,065	11,215
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[9]	750	783
Bank of Nova Scotia 1.625% 2023	5,000	5,145
BB&T Corp. 2.625% 2022	2,500	2,557
BB&T Corp. 2.75% 2022	762	784
Berkshire Hathaway Finance Corp. 4.20% 2048	6,570	8,679
Berkshire Hathaway Finance Corp. 4.25% 2049	1,125	1,495
Berkshire Hathaway Inc. 2.20% 2021	500	501
Berkshire Hathaway Inc. 2.75% 2023	1,615	1,696
Berkshire Hathaway Inc. 3.125% 2026	500	559
BNP Paribas 3.375% 2025[8]	3,225	3,538
Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)[9]	9,000	9,146
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[9]	3,254	3,585
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[9]	5,575	5,944
CME Group Inc. 3.75% 2028	3,425	4,059
Commonwealth Bank of Australia 3.35% 2024	1,225	1,342
Commonwealth Bank of Australia 3.35% 2024[8]	1,000	1,096
Compass Diversified Holdings 8.00% 2026[8]	3,245	3,419

118      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)

Crédit Agricole SA 4.375% 2025[8]	$850	$955
Credit Suisse AG (New York Branch) 2.95% 2025	2,700	2,963
Credit Suisse Group AG 3.80% 2023	1,625	1,751
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[8,9]	800	907
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[8,9]	11,625	13,683
Danske Bank AS 2.70% 2022[8]	1,000	1,025
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[9]	5,800	5,935
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[9]	4,050	4,401
DNB Bank ASA 2.375% 2021[8]	2,000	2,018
Ford Motor Credit Co. 3.375% 2025	5,750	5,896
FS Energy and Power Fund 7.50% 2023[8]	2,995	2,883
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[9]	11,150	11,275
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[9]	2,000	2,307
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[9]	390	452
Goldman Sachs Group, Inc. 2.60% 2030	7,000	7,538
Groupe BPCE SA 2.75% 2023[8]	600	628
Groupe BPCE SA 5.70% 2023[8]	3,460	3,918
Groupe BPCE SA 5.15% 2024[8]	2,500	2,849
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[8,9]	6,375	6,530
Hartford Financial Services Group, Inc. 2.80% 2029	3,480	3,786
Hartford Financial Services Group, Inc. 3.60% 2049	1,000	1,175
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[9]	1,500	1,551
HSBC Holdings PLC 4.25% 2024	3,000	3,312
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[9]	625	665
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[9]	6,000	6,240
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[9]	4,675	5,532
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[9]	9,675	11,191
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[9]	12,025	12,439
Icahn Enterprises Finance Corp. 6.25% 2022	5,675	5,702
Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,273
Intercontinental Exchange, Inc. 2.65% 2040	7,425	7,643
Intercontinental Exchange, Inc. 3.00% 2060	2,380	2,499
Intesa Sanpaolo SpA 3.375% 2023[8]	750	786
Intesa Sanpaolo SpA 3.25% 2024[8]	750	802
Intesa Sanpaolo SpA 5.017% 2024[8]	1,730	1,893
Intesa Sanpaolo SpA 3.875% 2027[8]	300	330
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[9]	4,725	5,066
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[9]	3,955	4,001
JPMorgan Chase & Co. 1.764% 2031 (USD-SOFR + 1.05% on 11/19/2030)[9]	5,000	5,053
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[9]	7,325	7,879
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[9]	3,236	3,603
JPMorgan Chase & Co., Series Z, junior subordinated, 4.014% (3-month USD-LIBOR + 3.80% on 2/1/2021)[9]	500	498
Kasikornbank PC HK 3.343% 2031 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.70% on 10/2/2026)[9]	1,222	1,257
Ladder Capital Corp. 5.25% 2022[8]	475	478
Ladder Capital Corp. 4.25% 2027[8]	3,157	3,110
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[9]	750	784
Lloyds Banking Group PLC 4.05% 2023	2,000	2,187
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[9]	6,340	6,998
Lloyds Banking Group PLC 4.45% 2025	800	918
Lloyds Banking Group PLC 4.375% 2028	2,150	2,559
LPL Financial Holdings Inc. 4.625% 2027[8]	2,200	2,284
Marsh & McLennan Companies, Inc. 3.875% 2024	820	905
Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	2,076
Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	2,233
MetLife, Inc. 4.55% 2030	3,770	4,715
Metropolitan Life Global Funding I 1.95% 2021[8]	1,250	1,265
Metropolitan Life Global Funding I 1.95% 2023[8]	7,800	8,050

American Funds Insurance Series      119

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Financials (continued)

Metropolitan Life Global Funding I 0.95% 2025[8]	$18,767	$19,024
MGIC Investment Corp. 5.25% 2028	1,175	1,259
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	1,610	1,665
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,727
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	5,000	5,636
Morgan Stanley 2.50% 2021	3,000	3,019
Morgan Stanley 3.70% 2024	2,410	2,684
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[9]	300	323
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[9]	18,706	18,853
Morgan Stanley 3.125% 2026	325	364
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[9]	6,000	6,518
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[9]	3,000	3,020
Navient Corp. 6.50% 2022	3,675	3,898
Navient Corp. 5.50% 2023	10,165	10,654
Navient Corp. 7.25% 2023	725	796
Navient Corp. 5.875% 2024	1,005	1,070
Navient Corp. 6.125% 2024	8,030	8,597
New York Life Global Funding 1.70% 2021[8]	1,125	1,136
New York Life Global Funding 2.30% 2022[8]	250	257
New York Life Global Funding 0.95% 2025[8]	8,537	8,658
New York Life Global Funding 2.35% 2026[8]	890	951
New York Life Global Funding 1.20% 2030[8]	3,528	3,424
New York Life Insurance Company 3.75% 2050[8]	527	631
Owl Rock Capital Corp. 4.625% 2024[8]	2,305	2,363
Owl Rock Capital Corp. 3.75% 2025	2,874	2,985
Owl Rock Capital Corp. 4.00% 2025	102	107
Owl Rock Capital Corp. 3.375% 2026	1,290	1,308
PNC Bank 2.55% 2021	4,000	4,079
PNC Financial Services Group, Inc. 2.854% 2022[9]	1,445	1,513
PNC Financial Services Group, Inc. 3.50% 2024	3,850	4,198
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,217
PNC Financial Services Group, Inc. 2.55% 2030	2,000	2,192
Power Financial Corp Ltd. 5.25% 2028	383	442
Power Financial Corp Ltd. 6.15% 2028	350	427
Power Financial Corp Ltd. 4.50% 2029	554	611
Power Financial Corp Ltd. 3.95% 2030	1,213	1,298
Progressive Corp. 3.20% 2030	1,380	1,592
Prudential Financial, Inc. 3.878% 2028	500	588
Prudential Financial, Inc. 4.35% 2050	7,000	9,196
Quicken Loans, LLC 3.625% 2029[8]	1,505	1,538
Rabobank Nederland 2.75% 2022	2,250	2,307
Rabobank Nederland 4.375% 2025	4,500	5,138
Royal Bank of Canada 3.20% 2021	12,000	12,115
Royal Bank of Canada 1.15% 2025	11,711	11,972
Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,694
Skandinaviska Enskilda Banken AB 2.625% 2021	250	251
Skandinaviska Enskilda Banken AB 2.80% 2022	700	721
Springleaf Finance Corp. 6.125% 2024	5,825	6,371
Starwood Property Trust, Inc. 5.00% 2021	6,625	6,753
Starwood Property Trust, Inc. 5.50% 2023[8]	1,160	1,214
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[8,9]	2,800	3,271
Toronto-Dominion Bank 2.65% 2024	625	670
Toronto-Dominion Bank 0.75% 2025	5,375	5,398
Toronto-Dominion Bank 1.15% 2025	12,000	12,259
Travelers Companies, Inc. 4.00% 2047	860	1,116
Travelers Companies, Inc. 4.10% 2049	910	1,199
Travelers Companies, Inc. 2.55% 2050	172	181
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 8.00%) 1.06% 2025 (72.22% PIK)[10,11,12]	1,460	1,445

120      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Financials (continued)

Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 5.254% 2026[10,12]	$1,795	$1,244
U.S. Bancorp 2.625% 2022	1,805	1,847
U.S. Bancorp 2.40% 2024	2,000	2,133
U.S. Bancorp 3.70% 2024	5,000	5,486
U.S. Bancorp 2.375% 2026	4,000	4,339
UBS Group AG 4.125% 2025[8]	2,750	3,152
UBS Group AG 1.364% 2027 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)[8,9]	2,925	2,959
UniCredit SpA 3.75% 2022[8]	5,725	5,934
UniCredit SpA 6.572% 2022[8]	475	501
UniCredit SpA 4.625% 2027[8]	625	712
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[8,9]	1,200	1,353
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[9]	8,000	8,416
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[9]	1,988	2,205
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[9]	217	246
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[9]	2,904	3,169
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[9]	12,846	13,604
Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)[9]	3,076	3,351
Westpac Banking Corp. 2.75% 2023	1,750	1,840
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[9]	8,500	8,914
Westpac Banking Corp. 2.668% 2035 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.75% on 11/15/2030)[9]	3,325	3,429
Westpac Banking Corp. 2.963% 2040	1,500	1,597

		674,041

Utilities 1.54%

AEP Transmission Co. LLC 3.75% 2047	2,390	2,915
AEP Transmission Co. LLC 4.25% 2048	1,524	2,015
AEP Transmission Co. LLC 3.65% 2050	550	669
Ameren Corp. 2.50% 2024	969	1,034
Ameren Corp. 3.50% 2031	4,829	5,560
Ameren Corp. 4.50% 2049	425	579
American Electric Power Company, Inc. 2.95% 2022	3,020	3,155
American Electric Power Company, Inc. 1.00% 2025	625	633
American Electric Power Company, Inc. 2.30% 2030	4,500	4,706
CenterPoint Energy, Inc. 2.50% 2022	900	931
CenterPoint Energy, Inc. 3.85% 2024	3,275	3,585
CenterPoint Energy, Inc. 2.95% 2030	1,350	1,471
CenterPoint Energy, Inc. 3.70% 2049	2,775	3,202
CenterPoint Energy, Inc. 2.90% 2050	350	380
CMS Energy Corp. 3.00% 2026	1,004	1,108
CMS Energy Corp. 3.45% 2027	1,850	2,093
Comisión Federal de Electricidad 4.75% 2027[8]	645	734
Commonwealth Edison Co. 4.35% 2045	1,585	2,070
Commonwealth Edison Co. 4.00% 2048	2,600	3,293
Connecticut Light and Power Co. 0.75% 2025	825	835
Connecticut Light and Power Co. 3.20% 2027	1,525	1,713
Consolidated Edison Co. of New York, Inc. 4.50% 2058	6,100	8,064
Consumers Energy Co. 3.25% 2046	507	580
Consumers Energy Co. 4.05% 2048	3,017	3,954
Consumers Energy Co. 3.10% 2050	1,730	2,004
Consumers Energy Co. 3.75% 2050	1,193	1,500
Dominion Resources, Inc. 2.00% 2021	665	671
Dominion Resources, Inc. 2.75% 2022	800	818
Dominion Resources, Inc. 3.30% 2025	1,164	1,283
Dominion Resources, Inc. 2.85% 2026	750	827
Dominion Resources, Inc., junior subordinated, 3.071% 2024[9]	1,775	1,917
DPL Inc. 4.125% 2025[8]	1,160	1,254

American Funds Insurance Series      121

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Utilities (continued)

DTE Energy Co. 3.95% 2049	$1,800	$2,337
Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,491
Duke Energy Corp. 0.90% 2025	800	802
Duke Energy Florida, LLC 3.20% 2027	1,445	1,615
Duke Energy Florida, LLC 1.75% 2030	5,000	5,116
Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,387
Duke Energy Ohio, Inc. 2.125% 2030	850	891
Duke Energy Progress Inc. 3.70% 2046	750	907
Duke Energy Progress, LLC 2.50% 2050	1,459	1,471
Edison International 3.55% 2024	4,763	5,133
Edison International 4.95% 2025	250	286
Edison International 5.75% 2027	5,436	6,512
Edison International 4.125% 2028	5,904	6,584
EDP Finance BV 3.625% 2024[8]	4,100	4,478
Electricité de France SA 4.75% 2035[8]	1,250	1,558
Electricité de France SA 4.875% 2038[8]	2,750	3,434
Electricité de France SA 5.60% 2040	525	705
Emera US Finance LP 3.55% 2026	320	360
Enersis Américas SA 4.00% 2026	245	275
Entergy Corp. 2.95% 2026	872	962
Entergy Corp. 3.12% 2027	3,000	3,346
Entergy Corp. 1.60% 2030	875	885
Entergy Corp. 2.80% 2030	4,700	5,081
Entergy Corp. 3.75% 2050	850	987
Entergy Louisiana, LLC 4.20% 2048	4,200	5,475
Entergy Texas, Inc. 1.75% 2031	5,575	5,597
Evergy Metro, Inc. 2.25% 2030	1,320	1,399
Eversource Energy 3.80% 2023	2,730	2,991
Exelon Corp. 3.40% 2026	100	113
Exelon Corp. 4.70% 2050	500	666
Exelon Corp., junior subordinated, 3.497% 2022[9]	1,075	1,118
FirstEnergy Corp. 1.60% 2026	4,160	4,070
FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)[9]	6,708	7,400
FirstEnergy Corp. 2.25% 2030	25,443	24,629
FirstEnergy Corp. 2.65% 2030	11,581	11,630
FirstEnergy Corp. 3.40% 2050	9,400	9,037
Florida Power & Light Co. 3.15% 2049	1,975	2,276
Gulf Power Co. 3.30% 2027	4,500	5,075
Interstate Power and Light Co. 2.30% 2030	825	874
Jersey Central Power & Light Co. 4.30% 2026[8]	1,790	2,004
MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,244
Mississippi Power Co. 3.95% 2028	2,814	3,283
National Grid PLC 3.15% 2027[8]	275	306
NextEra Energy Capital Holdings, Inc. 2.75% 2029	641	699
Northern States Power Co. 4.125% 2044	6,000	7,781
Northern States Power Co. 2.60% 2051	147	156
Oncor Electric Delivery Company LLC 2.75% 2024	1,525	1,636
Oncor Electric Delivery Company LLC 0.55% 2025[8]	1,625	1,624
Pacific Gas and Electric Co. 1.75% 2022	1,575	1,580
Pacific Gas and Electric Co. 4.25% 2023	3,445	3,701
Pacific Gas and Electric Co. 3.40% 2024	1,385	1,476
Pacific Gas and Electric Co. 2.95% 2026	7,825	8,282
Pacific Gas and Electric Co. 3.15% 2026	6,925	7,385
Pacific Gas and Electric Co. 2.10% 2027	14,885	15,127
Pacific Gas and Electric Co. 3.30% 2027	5,118	5,484
Pacific Gas and Electric Co. 3.30% 2027	4,775	5,104
Pacific Gas and Electric Co. 3.75% 2028	500	547
Pacific Gas and Electric Co. 4.65% 2028	5,449	6,229
Pacific Gas and Electric Co. 2.50% 2031	21,246	21,300
Pacific Gas and Electric Co. 3.30% 2040	375	375
Pacific Gas and Electric Co. 3.75% 2042	1,505	1,517

122      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Utilities (continued)

Pacific Gas and Electric Co. 3.50% 2050	$5,012	$4,993
PacifiCorp., First Mortgage Bonds, 3.60% 2024	5,695	6,210
PacifiCorp., First Mortgage Bonds, 4.125% 2049	5,500	7,072
Peco Energy Co. 2.80% 2050	975	1,038
PG&E Corp. 5.00% 2028	3,850	4,105
Public Service Company of Colorado 2.25% 2022	2,000	2,048
Public Service Company of Colorado 1.90% 2031	2,500	2,612
Public Service Company of Colorado 3.80% 2047	1,720	2,132
Public Service Electric and Gas Co. 3.65% 2028	1,700	1,975
Public Service Electric and Gas Co. 3.20% 2029	2,333	2,663
Public Service Electric and Gas Co. 2.45% 2030	679	738
Public Service Electric and Gas Co. 3.60% 2047	548	661
Public Service Electric and Gas Co. 2.05% 2050	1,840	1,731
Public Service Electric and Gas Co. 3.15% 2050	4,150	4,740
Public Service Enterprise Group Inc. 2.65% 2022	1,900	1,981
Public Service Enterprise Group Inc. 2.25% 2026	345	373
Public Service Enterprise Group Inc. 1.60% 2030	4,375	4,320
Puget Energy, Inc. 6.00% 2021	1,823	1,887
Puget Energy, Inc. 5.625% 2022	1,965	2,081
Puget Sound Energy, Inc. 3.25% 2049	3,000	3,339
San Diego Gas & Electric Co. 1.70% 2030	851	861
San Diego Gas & Electric Co. 6.125% 2037	1,450	1,998
San Diego Gas & Electric Co. 4.50% 2040	750	956
San Diego Gas & Electric Co. 3.75% 2047	331	388
San Diego Gas & Electric Co. 4.10% 2049	1,607	2,008
San Diego Gas & Electric Co. 3.32% 2050	500	570
Southern California Edison Co. 2.90% 2021	8,000	8,033
Southern California Edison Co. 3.70% 2025	611	686
Southern California Edison Co. 3.65% 2028	821	922
Southern California Edison Co. 2.85% 2029	5,450	5,949
Southern California Edison Co. 2.25% 2030	7,642	7,965
Southern California Edison Co. 6.00% 2034	2,500	3,482
Southern California Edison Co. 5.35% 2035	3,000	4,075
Southern California Edison Co. 5.75% 2035	675	933
Southern California Edison Co. 4.00% 2047	1,406	1,652
Southern California Edison Co. 4.125% 2048	2,902	3,468
Southern California Edison Co. 4.875% 2049	3,745	4,946
Southern California Edison Co. 3.65% 2050	1,030	1,171
Southern California Edison Co., Series C, 3.60% 2045	3,840	4,261
Southern California Gas Company 2.55% 2030	4,650	5,047
Talen Energy Corp. 10.50% 2026[8]	885	789
Talen Energy Corp. 7.25% 2027[8]	4,130	4,405
Talen Energy Supply, LLC 7.625% 2028[8]	1,575	1,700
Union Electric Co. 2.625% 2051	5,625	5,896
Virginia Electric and Power Co. 3.80% 2028	2,000	2,343
Virginia Electric and Power Co. 4.00% 2043	969	1,220
Virginia Electric and Power Co. 4.60% 2048	2,650	3,723
Virginia Electric and Power Co. 2.45% 2050	1,825	1,835
Xcel Energy Inc. 3.35% 2026	5,000	5,646
Xcel Energy Inc. 2.60% 2029	4,758	5,155
Xcel Energy Inc. 3.40% 2030	1,000	1,151
Xcel Energy Inc. 6.50% 2036	2,000	3,011
Xcel Energy Inc. 3.50% 2049	1,276	1,496

		456,786

Energy 1.53%

American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[8,13]	2,935	22
Antero Resources Corp. 7.875% 2026[8]	207	214
Apache Corp. 4.875% 2027	2,150	2,282
Apache Corp. 4.375% 2028	2,580	2,690

American Funds Insurance Series      123

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Energy (continued)

Baker Hughes, a GE Co. 4.486% 2030	$1,596	$1,919
Baker Hughes, a GE Co. 4.08% 2047	571	645
BP Capital Markets America Inc. 1.749% 2030	2,024	2,032
BP Capital Markets America Inc. 3.633% 2030	1,190	1,385
BP Capital Markets America Inc. 2.772% 2050	7,552	7,472
BP Capital Markets America Inc. 2.939% 2051	1,260	1,287
Canadian Natural Resources Ltd. 2.95% 2023	1,935	2,024
Canadian Natural Resources Ltd. 2.05% 2025	5,814	6,104
Canadian Natural Resources Ltd. 3.85% 2027	4,448	4,996
Canadian Natural Resources Ltd. 2.95% 2030	10,682	11,439
Canadian Natural Resources Ltd. 4.95% 2047	1,559	1,980
Cenovus Energy Inc. 3.80% 2023	3,970	4,125
Cenovus Energy Inc. 4.25% 2027	5,690	6,216
Cenovus Energy Inc. 6.75% 2039	400	529
Cheniere Energy Partners, LP 5.625% 2026	2,475	2,584
Cheniere Energy, Inc. 4.625% 2028[8]	4,595	4,831
Cheniere Energy, Inc. 3.70% 2029	5,977	6,663
Chesapeake Energy Corp. 4.875% 2022[13]	7,225	361
Chesapeake Energy Corp. 11.50% 2025[8,13]	5,122	904
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 8.223% 2024[10,12,13]	6,132	5,028
Chevron Corp. 1.995% 2027	2,631	2,791
Chevron Corp. 2.236% 2030	1,862	1,994
Chevron Corp. 2.978% 2040	268	297
Chevron Corp. 3.078% 2050	301	335
Chevron USA Inc. 0.687% 2025	3,135	3,154
Chevron USA Inc. 1.018% 2027	7,311	7,309
CNX Resources Corp. 7.25% 2027[8]	1,725	1,848
CNX Resources Corp. 6.00% 2029[8]	425	436
Comstock Resources, Inc. 9.75% 2026	1,266	1,360
Concho Resources Inc. 4.30% 2028	9,615	11,370
Concho Resources Inc. 2.40% 2031	963	1,010
Concho Resources Inc. 4.85% 2048	750	1,010
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[8,11]	1,084	309
Continental Resources Inc. 5.75% 2031[8]	1,430	1,590
DCP Midstream Operating LP 4.95% 2022	3,145	3,250
Diamond Offshore Drilling, Inc. 4.875% 2043[13]	5,610	711
Enbridge Energy Partners, LP 5.875% 2025	3,200	3,915
Enbridge Energy Partners, LP 7.375% 2045	544	831
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,841
Enbridge Inc. 4.00% 2023	1,678	1,827
Enbridge Inc. 2.50% 2025	1,700	1,822
Enbridge Inc. 3.70% 2027	162	185
Energy Transfer Operating, LP 2.90% 2025	1,601	1,695
Energy Transfer Operating, LP 3.75% 2030	1,361	1,469
Energy Transfer Operating, LP 5.00% 2050	23,216	25,161
Energy Transfer Partners, LP 4.50% 2024	1,210	1,325
Energy Transfer Partners, LP 4.75% 2026	2,494	2,823
Energy Transfer Partners, LP 5.25% 2029	5,757	6,723
Energy Transfer Partners, LP 6.00% 2048	774	921
Energy Transfer Partners, LP 6.25% 2049	6,257	7,569
Enterprise Products Operating LLC 2.80% 2030	942	1,022
Enterprise Products Operating LLC 4.90% 2046	500	637
Enterprise Products Operating LLC 3.20% 2052	1,954	1,993
EQM Midstream Partners, LP 4.125% 2026	686	692
EQM Midstream Partners, LP 6.50% 2027[8]	2,690	3,033
EQM Midstream Partners, LP 5.50% 2028	2,588	2,834
EQT Corp. 7.875% 2025	1,295	1,477
EQT Corp. 3.90% 2027	450	448
EQT Corp. 5.00% 2029	340	359
EQT Corp. 8.75% 2030	1,110	1,358

124      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Energy (continued)

Equinor ASA 1.75% 2026	$4,064	$4,270
Equinor ASA 3.625% 2028	3,685	4,295
Equinor ASA 3.25% 2049	5,320	5,912
Extraction Oil & Gas, Inc. 5.625% 2026[8,13]	4,125	757
Exxon Mobil Corp. 2.222% 2021	3,070	3,074
Exxon Mobil Corp. 2.019% 2024	643	677
Exxon Mobil Corp. 2.992% 2025	2,000	2,190
Exxon Mobil Corp. 2.44% 2029	1,963	2,133
Exxon Mobil Corp. 3.452% 2051	596	681
Genesis Energy, LP 5.625% 2024	575	560
Genesis Energy, LP 6.50% 2025	3,572	3,480
Genesis Energy, LP 8.00% 2027	595	594
Halliburton Company 3.80% 2025	16	18
Harvest Midstream I, LP 7.50% 2028[8]	850	906
Hess Midstream Partners LP 5.125% 2028[8]	2,155	2,255
Hilcorp Energy I, LP 5.75% 2025[8]	2,575	2,613
Kinder Morgan, Inc. 4.30% 2028	4,359	5,116
Kinder Morgan, Inc. 2.00% 2031	3,000	3,034
Kinder Morgan, Inc. 3.25% 2050	1,338	1,347
Marathon Oil Corp. 4.40% 2027	1,005	1,117
MPLX LP 1.75% 2026	1,756	1,818
MPLX LP 4.125% 2027	500	577
MPLX LP 4.80% 2029	1,724	2,084
MPLX LP 2.65% 2030	8,266	8,672
MPLX LP 4.50% 2038	750	858
MPLX LP 4.70% 2048	2,500	2,970
MPLX LP 5.50% 2049	6,393	8,419
New Fortress Energy Inc. 6.75% 2025[8]	17	18
NGL Energy Partners LP 7.50% 2023	1,610	1,143
NGL Energy Partners LP 6.125% 2025	8,322	5,295
Occidental Petroleum Corp. 4.85% 2021	2,751	2,763
Occidental Petroleum Corp. 2.90% 2024	2,698	2,601
Occidental Petroleum Corp. 5.50% 2025	1,640	1,713
Occidental Petroleum Corp. 6.375% 2028	1,855	1,965
ONEOK, Inc. 2.20% 2025	527	550
ONEOK, Inc. 5.85% 2026	16,837	20,185
ONEOK, Inc. 3.10% 2030	2,141	2,283
ONEOK, Inc. 6.35% 2031	1,601	2,056
ONEOK, Inc. 5.20% 2048	298	348
ONEOK, Inc. 4.50% 2050	873	918
ONEOK, Inc. 7.15% 2051	812	1,125
Ovintiv Inc. 6.50% 2034	1,825	2,114
Parsley Energy, Inc. 5.25% 2025[8]	403	421
Peabody Energy Corp. 6.00% 2022[8]	2,750	2,013
Petrobras Global Finance Co. 6.75% 2050	2,240	2,786
Petróleos Mexicanos 6.875% 2025[8]	5,700	6,255
Petróleos Mexicanos 5.35% 2028	1,870	1,848
Phillips 66 3.90% 2028	2,107	2,432
Phillips 66 2.15% 2030	1,541	1,567
Phillips 66 Partners LP 3.55% 2026	160	175
Phillips 66 Partners LP 4.68% 2045	400	434
Phillips 66 Partners LP 4.90% 2046	275	308
Pioneer Natural Resources Company 1.90% 2030	2,564	2,542
Plains All American Pipeline, LP 3.80% 2030	830	893
Rattler Midstream Partners LP 5.625% 2025[8]	355	376
Rockies Express Pipeline LLC 4.95% 2029[8]	2,689	2,802
Sabine Pass Liquefaction, LLC 5.875% 2026	923	1,117
Sabine Pass Liquefaction, LLC 4.20% 2028	1,307	1,501
Sabine Pass Liquefaction, LLC 4.50% 2030[8]	11,548	13,696
Saudi Arabian Oil Co. 1.25% 2023[8]	250	253
Saudi Arabian Oil Co. 1.625% 2025[8]	1,160	1,189

American Funds Insurance Series      125

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Energy (continued)

Saudi Arabian Oil Co. 2.25% 2030[8]	$1,800	$1,834
Schlumberger BV 3.75% 2024[8]	495	540
Schlumberger BV 4.00% 2025[8]	70	80
Shell International Finance BV 3.875% 2028	2,787	3,302
Shell International Finance BV 2.75% 2030	5,000	5,520
Shell International Finance BV 3.25% 2050	907	1,029
Southwestern Energy Co. 6.45% 2025[9]	1,760	1,829
Southwestern Energy Co. 7.50% 2026	335	352
Southwestern Energy Co. 8.375% 2028	395	429
Statoil ASA 2.75% 2021	1,925	1,964
Statoil ASA 3.25% 2024	2,850	3,143
Statoil ASA 4.25% 2041	2,000	2,515
Suncor Energy Inc. 3.10% 2025	3,687	4,042
Sunoco Logistics Operating Partners, LP 5.40% 2047	650	733
Tallgrass Energy Partners, LP 7.50% 2025[8]	550	595
Targa Resources Partners LP 5.875% 2026	1,350	1,434
Targa Resources Partners LP 5.50% 2030	2,260	2,456
Targa Resources Partners LP 4.875% 2031[8]	1,065	1,157
Teekay Corp. 9.25% 2022[8]	4,825	4,934
Teekay Offshore Partners LP 8.50% 2023[8]	3,550	3,026
Total Capital International 3.127% 2050	808	877
Total SE 2.986% 2041	11,607	12,705
TransCanada PipeLines Ltd. 4.25% 2028	1,090	1,288
TransCanada PipeLines Ltd. 4.10% 2030	7,951	9,400
TransCanada PipeLines Ltd. 4.75% 2038	3,000	3,754
TransCanada PipeLines Ltd. 4.875% 2048	700	905
Valero Energy Corp. 4.00% 2029	4,000	4,501
Vine Oil & Gas LP 8.75% 2023[8]	2,500	2,000
Weatherford International PLC 8.75% 2024[8]	3,571	3,584
Weatherford International PLC 11.00% 2024[8]	9,918	7,761
Western Gas Partners LP 4.50% 2028	4,450	4,628
Williams Companies, Inc. 3.50% 2030	10,474	11,871
Williams Partners LP 4.30% 2024	85	94
Woodside Finance Ltd. 4.60% 2021[8]	1,965	1,973

		453,833

Health care 1.51%

Abbott Laboratories 3.40% 2023	185	201
Abbott Laboratories 3.75% 2026	5,012	5,874
Abbott Laboratories 4.75% 2036	460	634
Abbott Laboratories 4.90% 2046	500	740
AbbVie Inc. 2.60% 2024	3,000	3,218
AbbVie Inc. 3.60% 2025	10,000	11,150
AbbVie Inc. 3.80% 2025	206	230
AbbVie Inc. 2.95% 2026	1,445	1,600
Amgen Inc. 2.20% 2027	2,429	2,605
Anthem, Inc. 2.375% 2025	818	875
AstraZeneca PLC 2.375% 2022	4,072	4,186
AstraZeneca PLC 3.375% 2025	13,790	15,515
AstraZeneca PLC 0.70% 2026	8,935	8,892
AstraZeneca PLC 1.375% 2030	2,000	1,981
Bausch Health Companies Inc. 5.00% 2028[8]	1,735	1,790
Bausch Health Companies Inc. 5.25% 2031[8]	1,610	1,685
Bayer US Finance II LLC 3.875% 2023[8]	1,685	1,837
Bayer US Finance II LLC 4.25% 2025[8]	425	486
Bayer US Finance II LLC 4.375% 2028[8]	312	367
Bayer US Finance II LLC 4.20% 2034[8]	460	510
Becton, Dickinson and Company 2.894% 2022	9,020	9,325
Becton, Dickinson and Company 3.363% 2024	647	703
Becton, Dickinson and Company 3.70% 2027	19,246	22,091

126      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care (continued)

Becton, Dickinson and Company 2.823% 2030	$1,271	$1,398
Boston Scientific Corp. 3.45% 2024	3,100	3,361
Boston Scientific Corp. 1.90% 2025	5,856	6,154
Boston Scientific Corp. 3.85% 2025	2,289	2,584
Boston Scientific Corp. 3.75% 2026	2,595	2,946
Boston Scientific Corp. 4.00% 2029	1,550	1,827
Boston Scientific Corp. 2.65% 2030	4,030	4,328
Boston Scientific Corp. 4.70% 2049	515	707
Centene Corp. 4.75% 2025	4,000	4,110
Centene Corp. 4.25% 2027	565	600
Centene Corp. 4.625% 2029	9,665	10,743
Centene Corp. 3.00% 2030	6,895	7,317
Centene Corp. 3.375% 2030	3,397	3,579
Cigna Corp. 3.40% 2021	1,350	1,379
Cigna Corp. 3.75% 2023	1,836	1,985
Cigna Corp. 4.125% 2025	2,000	2,304
Cigna Corp. 4.80% 2038	3,880	5,058
CVS Health Corp. 3.35% 2021	194	195
CVS Health Corp. 3.70% 2023	69	74
CVS Health Corp. 1.30% 2027	3,760	3,778
CVS Health Corp. 4.30% 2028	588	700
CVS Health Corp. 1.75% 2030	4,000	4,025
CVS Health Corp. 1.875% 2031	4,000	4,050
Eli Lilly and Co. 3.375% 2029	3,330	3,867
Encompass Health Corp. 4.50% 2028	1,449	1,517
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[8]	4,517	5,051
Endo International PLC 5.75% 2022[8]	7,340	7,129
GlaxoSmithKline PLC 3.625% 2025	4,585	5,154
HCA Inc. 5.875% 2023	2,125	2,338
HCA Inc. 5.375% 2025	515	580
HCA Inc. 4.125% 2029	2,250	2,612
HCA Inc. 3.50% 2030	2,125	2,259
HealthSouth Corp. 5.75% 2025	2,685	2,779
LifePoint Health, Inc. 5.375% 2029[8]	1,680	1,681
Mallinckrodt PLC 10.00% 2025[8]	7,120	7,743
Medtronic, Inc. 3.50% 2025	701	787
Molina Healthcare, Inc. 5.375% 2022	6,985	7,408
Molina Healthcare, Inc. 3.875% 2030[8]	720	774
Novartis Capital Corp. 1.75% 2025	4,731	4,965
Novartis Capital Corp. 2.00% 2027	4,336	4,630
Novartis Capital Corp. 2.20% 2030	2,385	2,562
Owens & Minor, Inc. 4.375% 2024	5,615	5,773
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.655% 2025[10,12]	1,867	1,865
Par Pharmaceutical Inc. 7.50% 2027[8]	7,028	7,635
Partners HealthCare System, Inc. 3.192% 2049	1,920	2,124
Pfizer Inc. 2.95% 2024	3,825	4,128
Pfizer Inc. 3.45% 2029	8,000	9,352
Regeneron Pharmaceuticals, Inc. 1.75% 2030	5,529	5,451
Regeneron Pharmaceuticals, Inc. 2.80% 2050	6,055	5,891
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[1,5,10,11,12]	4,079	4,079
Shire PLC 2.40% 2021	1,227	1,243
Shire PLC 2.875% 2023	3,413	3,621
Shire PLC 3.20% 2026	14,821	16,589
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	3,408	3,489
Team Health Holdings, Inc. 6.375% 2025[8]	8,415	7,279
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[10,12]	2,177	1,962
Tenet Healthcare Corp. 4.625% 2024	1,953	2,004
Tenet Healthcare Corp. 4.875% 2026[8]	16,225	16,993
Teva Pharmaceutical Finance Co. BV 2.80% 2023	12,560	12,457
Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,765

American Funds Insurance Series      127

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care (continued)

Teva Pharmaceutical Finance Co. BV 7.125% 2025	$1,935	$2,143
Teva Pharmaceutical Finance Co. BV 3.15% 2026	28,373	27,327
Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	3,168
Thermo Fisher Scientific Inc. 4.497% 2030	883	1,104
UnitedHealth Group Inc. 2.375% 2024	590	629
UnitedHealth Group Inc. 3.50% 2024	4,500	4,925
UnitedHealth Group Inc. 3.375% 2027	245	280
UnitedHealth Group Inc. 3.875% 2028	2,500	3,001
UnitedHealth Group Inc. 2.875% 2029	1,050	1,194
UnitedHealth Group Inc. 4.45% 2048	5,315	7,337
Upjohn Inc. 2.30% 2027[8]	2,447	2,608
Upjohn Inc. 2.70% 2030[8]	5,692	6,042
Upjohn Inc. 3.85% 2040[8]	3,531	3,985
Upjohn Inc. 4.00% 2050[8]	2,907	3,331
Valeant Pharmaceuticals International, Inc. 6.125% 2025[8]	14,550	15,011
Zimmer Holdings, Inc. 3.15% 2022	7,070	7,273

		447,591

Communication services 1.37%

Alphabet Inc. 1.998% 2026	3,000	3,218
Alphabet Inc. 1.10% 2030	10,770	10,620
Alphabet Inc. 1.90% 2040	2,190	2,150
Alphabet Inc. 2.05% 2050	440	420
Alphabet Inc. 2.25% 2060	4,085	3,955
AT&T Inc. 1.65% 2028	10,775	11,003
AT&T Inc. 2.75% 2031	9,742	10,417
AT&T Inc. 2.25% 2032	7,525	7,644
AT&T Inc. 2.55% 2033[8]	348	359
AT&T Inc. 3.50% 2053[8]	6,966	6,966
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	581
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[8]	5,050	5,217
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	1,150	1,399
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[8]	3,500	3,719
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[8]	2,500	2,701
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	10,842	11,468
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[8]	2,975	3,139
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,500	2,504
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[8]	2,710	2,897
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	570	696
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	800	956
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	3,770	3,922
CenturyLink, Inc. 6.75% 2023	2,500	2,789
CenturyLink, Inc. 7.50% 2024	1,500	1,701
CenturyLink, Inc. 5.125% 2026[8]	2,050	2,168
CenturyLink, Inc. 4.00% 2027[8]	700	724
Comcast Corp. 3.00% 2024	500	538
Comcast Corp. 3.70% 2024	2,245	2,471
Comcast Corp. 3.95% 2025	1,470	1,690
Comcast Corp. 2.35% 2027	4,000	4,307
Comcast Corp. 4.15% 2028	2,608	3,140
Comcast Corp. 1.50% 2031	4,000	3,976
Comcast Corp. 1.95% 2031	9,236	9,506
Comcast Corp. 3.20% 2036	750	853
Comcast Corp. 3.90% 2038	1,000	1,224
Comcast Corp. 4.60% 2038	2,000	2,635
Comcast Corp. 3.75% 2040	594	716
Comcast Corp. 4.00% 2048	250	315
Comcast Corp. 2.80% 2051	1,791	1,866
Comcast Corp. 2.45% 2052	2,000	1,948
Deutsche Telekom International Finance BV 9.25% 2032	3,570	6,016

128      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Communication services (continued)

Discovery Communications, Inc. 3.625% 2030	$5,512	$6,318
Discovery Communications, Inc. 4.65% 2050	920	1,152
Embarq Corp. 7.995% 2036	3,075	3,799
Fox Corp. 4.03% 2024	1,120	1,234
France Télécom 4.125% 2021	2,500	2,563
Frontier Communications Corp. 5.875% 2027[8]	2,225	2,410
Frontier Communications Corp. 5.00% 2028[8]	2,175	2,272
Frontier Communications Corp. 6.75% 2029[8]	775	831
Gogo Inc. 9.875% 2024[8]	20,346	21,823
iHeartCommunications, Inc. 5.25% 2027[8]	2,493	2,616
Intelsat Jackson Holding Co. 8.00% 2024[8]	7,275	7,460
Intelsat Jackson Holding Co. 8.50% 2024[8,13]	7,650	5,488
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[10,12]	2,072	2,122
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[10]	1,400	1,428
Liberty Global PLC 5.50% 2028[8]	2,075	2,193
Ligado Networks LLC 15.50% 2023[8,11]	4,325	4,217
Live Nation Entertainment, Inc. 3.75% 2028[8]	575	582
MDC Partners Inc. 6.50% 2024[8]	3,225	3,274
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[8]	4,630	4,728
Nexstar Broadcasting, Inc. 4.75% 2028[8]	1,350	1,415
Scripps Escrow II, Inc. 3.875% 2029[8]	450	470
Sinclair Television Group, Inc. 4.125% 2030[8]	1,175	1,206
Sirius XM Radio Inc. 3.875% 2022[8]	3,450	3,506
Sirius XM Radio Inc. 4.625% 2024[8]	3,345	3,470
Sprint Corp. 7.625% 2026	4,125	5,126
Sprint Corp. 6.875% 2028	6,900	9,110
TEGNA Inc. 4.75% 2026[8]	2,350	2,512
TEGNA Inc. 4.625% 2028[8]	425	435
T-Mobile US, Inc. 1.50% 2026[8]	3,000	3,077
T-Mobile US, Inc. 2.05% 2028[8]	10,100	10,518
T-Mobile US, Inc. 3.875% 2030[8]	18,459	21,399
T-Mobile US, Inc. 2.55% 2031[8]	9,149	9,619
T-Mobile US, Inc. 4.50% 2050[8]	7,638	9,435
T-Mobile US, Inc. 3.30% 2051[8]	7,565	7,797
Trilogy International Partners, LLC 8.875% 2022[8]	12,800	12,381
Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC 7.875% 2025[8]	425	457
Univision Communications Inc. 6.625% 2027[8]	4,800	5,164
Verizon Communications Inc. 3.00% 2027	2,200	2,439
Verizon Communications Inc. 4.329% 2028	5,785	6,968
Verizon Communications Inc. 3.875% 2029	250	295
Verizon Communications Inc. 4.016% 2029	1,902	2,259
Verizon Communications Inc. 1.68% 2030[8]	983	980
Verizon Communications Inc. 1.75% 2031	6,012	5,989
Verizon Communications Inc. 4.50% 2033	2,000	2,522
Verizon Communications Inc. 4.272% 2036	582	722
Verizon Communications Inc. 2.65% 2040	16,740	16,931
Verizon Communications Inc. 2.875% 2050	5,500	5,547
Verizon Communications Inc. 3.00% 2060	2,500	2,517
Virgin Media O2 4.25% 2031[8]	2,075	2,125
Virgin Media Secured Finance PLC 4.50% 2030[8]	2,590	2,709
Vodafone Group PLC 3.75% 2024	3,788	4,141
Vodafone Group PLC 4.125% 2025	2,500	2,860
Vodafone Group PLC 4.375% 2028	350	419
Vodafone Group PLC 5.25% 2048	500	696
Vodafone Group PLC 4.25% 2050	8,000	9,928
Walt Disney Company 2.65% 2031	2,000	2,193
Ziggo Bond Co. BV 5.125% 2030[8]	1,775	1,875
Ziggo Bond Finance BV 5.50% 2027[8]	4,813	5,032

		407,288

American Funds Insurance Series      129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Industrials 1.01%

Allison Transmission Holdings, Inc. 3.75% 2031[8]	$2,175	$2,229
Associated Materials, LLC 9.00% 2025[8]	3,749	3,983
Avis Budget Car Rental, LLC 5.75% 2027[8]	2,025	2,072
Avis Budget Group, Inc. 5.25% 2025[8]	2,275	2,291
Avis Budget Group, Inc. 10.50% 2025[8]	2,719	3,214
Avolon Holdings Funding Ltd. 3.625% 2022[8]	1,254	1,281
Avolon Holdings Funding Ltd. 3.95% 2024[8]	1,587	1,677
Avolon Holdings Funding Ltd. 4.25% 2026[8]	1,126	1,214
Avolon Holdings Funding Ltd. 4.375% 2026[8]	1,975	2,141
Boeing Company 2.70% 2022	4,400	4,524
Boeing Company 4.875% 2025	5,529	6,306
Boeing Company 2.75% 2026	18,731	19,706
Boeing Company 3.10% 2026	1,508	1,615
Boeing Company 5.04% 2027	3,000	3,511
Boeing Company 3.25% 2028	13,481	14,460
Boeing Company 5.15% 2030	2,061	2,498
Boeing Company 3.625% 2031	4,615	5,064
Boeing Company 3.60% 2034	7,500	7,933
Boeing Company 3.50% 2039	250	253
Boeing Company 3.75% 2050	1,300	1,367
Boeing Company 5.805% 2050	1,100	1,520
Bombardier Inc. 8.75% 2021[8]	1,250	1,302
Bombardier Inc. 7.875% 2027[8]	2,120	1,952
Burlington Northern Santa Fe, LLC 4.40% 2042	5,000	6,639
Burlington Northern Santa Fe, LLC 3.05% 2051	4,860	5,519
Canadian National Railway Company 3.20% 2046	1,320	1,566
Carrier Global Corp. 2.242% 2025	1,560	1,653
Carrier Global Corp. 2.493% 2027	762	823
Carrier Global Corp. 2.722% 2030	687	735
CSX Corp. 3.80% 2028	4,060	4,737
CSX Corp. 4.25% 2029	3,062	3,713
CSX Corp. 4.30% 2048	1,125	1,448
CSX Corp. 3.35% 2049	563	642
CSX Corp. 2.50% 2051	5,350	5,314
Dun & Bradstreet Corp. 6.875% 2026[8]	1,067	1,149
Fortress Transportation and Infrastructure Investors LLC 6.50% 2025[8]	1,040	1,091
GE Capital International Funding Co. 4.418% 2035	1,200	1,433
General Dynamics Corp. 3.375% 2023	1,000	1,070
General Dynamics Corp. 3.50% 2025	329	368
General Electric Co. 3.45% 2027	2,150	2,428
General Electric Co. 3.625% 2030	800	915
General Electric Co. 4.25% 2040	550	650
General Electric Co. 4.35% 2050	1,075	1,307
Honeywell International Inc. 2.15% 2022	4,400	4,519
Honeywell International Inc. 2.30% 2024	6,925	7,386
Honeywell International Inc. 1.35% 2025	5,947	6,157
Honeywell International Inc. 2.70% 2029	4,330	4,849
Honeywell International Inc. 1.95% 2030	2,000	2,119
Howmet Aerospace Inc. 6.875% 2025	1,885	2,227
Icahn Enterprises Finance Corp. 4.75% 2024	3,590	3,735
L3Harris Technologies, Inc. 1.80% 2031	2,625	2,675
MasTec, Inc. 4.50% 2028[8]	1,425	1,498
Meritor, Inc. 4.50% 2028[8]	1,025	1,053
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[8]	2,175	2,236
Norfolk Southern Corp. 3.00% 2022	2,056	2,111
Norfolk Southern Corp. 3.05% 2050	4,151	4,552
Northrop Grumman Corp. 2.55% 2022	5,400	5,610
Northrop Grumman Corp. 2.93% 2025	1,820	1,980
Northrop Grumman Corp. 3.25% 2028	3,495	3,953
Otis Worldwide Corp. 2.293% 2027	2,135	2,283
Otis Worldwide Corp. 2.565% 2030	3,000	3,225

130      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Industrials (continued)

R.R. Donnelley & Sons Co. 6.50% 2023	$2,635	$2,724
Raytheon Technologies Corp. 2.80% 2022	1,500	1,543
Rolls-Royce PLC 5.75% 2027[8]	765	848
Siemens AG 2.70% 2022[8]	2,685	2,758
SkyMiles IP Ltd. 4.75% 2028[8]	3,975	4,342
The Brink’s Co. 4.625% 2027[8]	2,385	2,497
TransDigm Inc. 6.50% 2024	33,817	34,480
TransDigm Inc. 6.25% 2026[8]	451	481
TransDigm Inc. 5.50% 2027	1,100	1,158
Triumph Group, Inc. 5.25% 2022	740	707
Triumph Group, Inc. 6.25% 2024[8]	970	964
Triumph Group, Inc. 8.875% 2024[8]	970	1,066
Triumph Group, Inc. 7.75% 2025[8]	875	803
Union Pacific Corp. 3.15% 2024	1,287	1,394
Union Pacific Corp. 3.75% 2025	4,643	5,273
Union Pacific Corp. 2.15% 2027	2,318	2,465
Union Pacific Corp. 3.95% 2028	1,875	2,228
Union Pacific Corp. 3.70% 2029	6,500	7,547
Union Pacific Corp. 2.40% 2030	2,414	2,603
Union Pacific Corp. 4.30% 2049	2,690	3,511
Union Pacific Corp. 3.25% 2050	371	423
Union Pacific Corp. 3.95% 2059	1,365	1,697
Union Pacific Corp. 3.75% 2070	1,091	1,323
United Airlines Holdings, Inc. 6.50% 2027[8]	2,200	2,369
United Rentals, Inc. 3.875% 2031	675	709
United Technologies Corp. 3.65% 2023	52	56
United Technologies Corp. 3.95% 2025	5,155	5,914
United Technologies Corp. 4.125% 2028	1,960	2,337
Vertical U.S. Newco Inc. 5.25% 2027[8]	2,000	2,124
Vinci SA 3.75% 2029[8]	2,237	2,626
Wesco Aircraft Holdings, Inc. 9.00% 2026[8]	1,045	991
WESCO Distribution, Inc. 7.125% 2025[8]	1,210	1,332
WESCO Distribution, Inc. 7.25% 2028[8]	1,320	1,503
XPO Logistics, Inc. 6.25% 2025[8]	660	711

		300,988

Consumer discretionary 0.95%

Adient US LLC 9.00% 2025[8]	521	582
Amazon.com, Inc. 1.50% 2030	2,000	2,033
Amazon.com, Inc. 2.50% 2050	920	955
Amazon.com, Inc. 2.70% 2060	4,485	4,802
American Honda Finance Corp. 0.875% 2023	13,000	13,162
American Honda Finance Corp. 1.20% 2025	2,546	2,607
American Honda Finance Corp. 3.50% 2028	750	865
Bayerische Motoren Werke AG 2.25% 2023[8]	300	313
Bayerische Motoren Werke AG 3.45% 2023[8]	1,870	1,994
Bayerische Motoren Werke AG 3.15% 2024[8]	8,510	9,179
Caesars Entertainment, Inc. 6.25% 2025[8]	3,315	3,535
Carnival Corp. 11.50% 2023[8]	5,575	6,455
Ford Motor Credit Co. 3.20% 2021	2,250	2,255
Ford Motor Credit Co. 3.087% 2023	405	413
Ford Motor Credit Co. 3.664% 2024	455	468
Ford Motor Credit Co. 3.81% 2024	1,070	1,098
Ford Motor Credit Co. 5.584% 2024	423	457
Ford Motor Credit Co. 5.125% 2025	12,355	13,449
Ford Motor Credit Co. 4.542% 2026	2,455	2,624
Ford Motor Credit Co. 3.815% 2027	250	257
General Motors Company 4.20% 2027	5,156	5,844
General Motors Company 5.95% 2049	2,200	2,978
General Motors Financial Co. 3.45% 2022	2,000	2,054

American Funds Insurance Series      131

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)

General Motors Financial Co. 3.55% 2022	$1,780	$1,857
General Motors Financial Co. 5.20% 2023	7,768	8,521
General Motors Financial Co. 3.50% 2024	4,145	4,483
General Motors Financial Co. 2.75% 2025	5,000	5,350
General Motors Financial Co. 4.30% 2025	400	449
General Motors Financial Co. 4.35% 2027	500	570
Hanesbrands Inc. 4.625% 2024[8]	860	902
Hanesbrands Inc. 5.375% 2025[8]	706	748
Hanesbrands Inc. 4.875% 2026[8]	2,700	2,936
Hilton Worldwide Holdings Inc. 5.125% 2026	2,675	2,769
Hilton Worldwide Holdings Inc. 4.00% 2031[8]	1,035	1,094
Home Depot, Inc. 3.90% 2028	825	993
Home Depot, Inc. 2.95% 2029	9,301	10,575
Home Depot, Inc. 2.70% 2030	2,180	2,434
Home Depot, Inc. 4.25% 2046	3,500	4,643
Home Depot, Inc. 4.50% 2048	428	601
Home Depot, Inc. 3.35% 2050	3,060	3,642
Hyundai Capital America 3.25% 2022[8]	480	500
Hyundai Capital America 1.80% 2025[8]	4,523	4,641
Hyundai Capital America 2.375% 2027[8]	2,579	2,707
International Game Technology PLC 6.25% 2022[8]	687	711
International Game Technology PLC 6.50% 2025[8]	4,555	5,104
International Game Technology PLC 5.25% 2029[8]	940	1,014
Lithia Motors, Inc. 4.375% 2031[8]	1,025	1,101
Lowe’s Companies, Inc. 3.65% 2029	3,574	4,172
Macy’s, Inc. 8.375% 2025[8]	1,230	1,367
Magna International Inc. 2.45% 2030	6,875	7,400
Mattel, Inc. 6.75% 2025[8]	3,225	3,407
Melco International Development Ltd. 5.75% 2028[8]	1,485	1,584
MGM Growth Properties LLC 4.625% 2025[8]	1,050	1,126
MGM Growth Properties LLC 3.875% 2029[8]	1,175	1,204
MGM Resorts International 7.75% 2022	1,700	1,814
Nissan Motor Co., Ltd. 3.043% 2023[8]	1,686	1,764
Nissan Motor Co., Ltd. 3.522% 2025[8]	4,180	4,485
Nissan Motor Co., Ltd. 4.345% 2027[8]	9,815	10,849
Nissan Motor Co., Ltd. 4.81% 2030[8]	4,000	4,514
Panther BF Aggregator 2, LP 6.25% 2026[8]	556	597
PetSmart, Inc. 8.875% 2025[8]	12,215	12,561
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[10,12]	5,870	5,824
Royal Caribbean Cruises Ltd. 11.50% 2025[8]	1,225	1,434
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,255	5,407
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[8]	2,347	2,614
Scientific Games Corp. 5.00% 2025[8]	1,996	2,062
Scientific Games Corp. 8.625% 2025[8]	1,260	1,381
Scientific Games Corp. 8.25% 2026[8]	6,905	7,453
Scientific Games Corp. 7.00% 2028[8]	950	1,023
Scientific Games Corp. 7.25% 2029[8]	1,615	1,775
Staples, Inc. 7.50% 2026[8]	3,055	3,195
Toyota Motor Credit Corp. 2.15% 2022	545	562
Toyota Motor Credit Corp. 2.60% 2022	924	946
Toyota Motor Credit Corp. 0.80% 2025	2,994	3,016
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,732
Toyota Motor Credit Corp. 3.375% 2030	2,225	2,605
VICI Properties LP 4.625% 2029[8]	995	1,066
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[8]	2,100	2,152
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[8]	450	461
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[8]	2,225	2,351
Volkswagen Group of America Finance, LLC 4.00% 2021[8]	2,500	2,577
Volkswagen Group of America Finance, LLC 4.25% 2023[8]	5,320	5,856
Volkswagen Group of America Finance, LLC 1.25% 2025[8]	3,610	3,642
Volkswagen Group of America Finance, LLC 3.35% 2025[8]	2,578	2,836

132      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)

Volkswagen Group of America Finance, LLC 4.625% 2025[8]	$3,845	$4,485
Volkswagen Group of America Finance, LLC 3.20% 2026[8]	3,201	3,539
Volkswagen Group of America Finance, LLC 1.625% 2027[8]	985	994
Wyndham Worldwide Corp. 5.375% 2026[8]	625	648
Wyndham Worldwide Corp. 4.375% 2028[8]	1,855	1,931
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[8]	3,468	3,525

		281,660

Consumer staples 0.89%

Albertsons Companies, Inc. 3.50% 2029[8]	660	668
Altria Group, Inc. 3.80% 2024	2,630	2,873
Altria Group, Inc. 4.40% 2026	445	517
Altria Group, Inc. 4.80% 2029	1,681	2,017
Altria Group, Inc. 3.40% 2030	437	491
Altria Group, Inc. 5.80% 2039	4,820	6,351
Altria Group, Inc. 4.50% 2043	3,000	3,445
Altria Group, Inc. 5.95% 2049	490	686
Altria Group, Inc. 4.45% 2050	3,500	4,145
Anheuser-Busch InBev NV 4.15% 2025	8,000	9,112
Anheuser-Busch InBev NV 4.00% 2028	4,345	5,124
Anheuser-Busch InBev NV 4.75% 2029	886	1,093
Anheuser-Busch InBev NV 5.45% 2039	7,070	9,557
Anheuser-Busch InBev NV 5.55% 2049	2,500	3,554
Anheuser-Busch InBev NV 4.50% 2050	2,150	2,710
B&G Foods, Inc. 5.25% 2025	2,175	2,248
British American Tobacco International Finance PLC 3.95% 2025[8]	4,250	4,783
British American Tobacco PLC 2.789% 2024	4,000	4,280
British American Tobacco PLC 3.222% 2024	2,826	3,061
British American Tobacco PLC 3.215% 2026	3,323	3,664
British American Tobacco PLC 3.557% 2027	1,384	1,541
British American Tobacco PLC 2.259% 2028	2,509	2,607
British American Tobacco PLC 3.462% 2029	2,000	2,185
British American Tobacco PLC 4.906% 2030	4,770	5,764
British American Tobacco PLC 2.726% 2031	4,000	4,148
British American Tobacco PLC 4.39% 2037	5,500	6,157
British American Tobacco PLC 4.54% 2047	2,953	3,279
Coca-Cola Co. 1.00% 2028	3,015	3,028
Coca-Cola Co. 1.375% 2031	1,460	1,458
Coca-Cola Co. 2.50% 2051	1,040	1,075
Conagra Brands, Inc. 4.30% 2024	4,685	5,245
Conagra Brands, Inc. 1.375% 2027	4,105	4,145
Conagra Brands, Inc. 5.30% 2038	55	74
Conagra Brands, Inc. 5.40% 2048	412	588
Constellation Brands, Inc. 2.65% 2022	7,846	8,156
Constellation Brands, Inc. 2.70% 2022	195	201
Constellation Brands, Inc. 3.20% 2023	1,340	1,416
Constellation Brands, Inc. 3.60% 2028	938	1,072
Constellation Brands, Inc. 2.875% 2030	2,259	2,479
Constellation Brands, Inc. 4.50% 2047	220	278
Constellation Brands, Inc. 3.75% 2050	351	414
Costco Wholesale Corp. 2.75% 2024	10,000	10,763
Costco Wholesale Corp. 1.60% 2030	5,000	5,127
H.J. Heinz Co. 3.875% 2027[8]	2,475	2,669
H.J. Heinz Co. 5.50% 2050[8]	1,215	1,534
Imperial Tobacco Finance PLC 3.50% 2023[8]	4,000	4,190
Keurig Dr Pepper Inc. 4.057% 2023	2,000	2,174
Keurig Dr Pepper Inc. 4.597% 2028	2,000	2,437
Keurig Dr Pepper Inc. 3.20% 2030	3,771	4,274
Keurig Dr Pepper Inc. 4.985% 2038	3,351	4,495
Keurig Dr Pepper Inc. 5.085% 2048	75	106

American Funds Insurance Series      133

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer staples (continued)

Keurig Dr Pepper Inc. 3.80% 2050	$2,552	$3,062
Kimberly-Clark Corp. 1.05% 2027	1,395	1,414
Kimberly-Clark Corp. 3.10% 2030	844	972
Kraft Heinz Company 3.95% 2025	2,195	2,418
Kraft Heinz Company 4.375% 2046	840	909
Kraft Heinz Company 4.875% 2049[8]	1,725	2,013
Molson Coors Brewing Co. 4.20% 2046	2,270	2,605
Nestlé Holdings, Inc. 3.35% 2023[8]	750	809
Nestlé Holdings, Inc. 0.625% 2026[8]	5,240	5,217
Nestlé Holdings, Inc. 1.00% 2027[8]	19,720	19,773
Nestlé Holdings, Inc. 1.25% 2030[8]	5,000	4,979
PepsiCo, Inc. 1.40% 2031	3,795	3,825
PepsiCo, Inc. 3.625% 2050	2,180	2,769
Philip Morris International Inc. 1.875% 2021	1,500	1,500
Philip Morris International Inc. 2.375% 2022	1,960	2,023
Philip Morris International Inc. 2.625% 2022	1,670	1,712
Philip Morris International Inc. 2.875% 2024	788	849
Philip Morris International Inc. 3.25% 2024	2,000	2,203
Philip Morris International Inc. 0.875% 2026	2,990	3,004
Philip Morris International Inc. 3.375% 2029	3,268	3,746
Philip Morris International Inc. 1.75% 2030	4,974	5,039
Philip Morris International Inc. 2.10% 2030	2,477	2,585
Post Holdings, Inc. 4.625% 2030[8]	2,886	3,040
Procter & Gamble Company 1.70% 2021	400	405
Procter & Gamble Company 0.55% 2025	5,595	5,646
Procter & Gamble Company 1.20% 2030	8,210	8,224
Reckitt Benckiser Group PLC 2.375% 2022[8]	1,125	1,157
Reynolds American Inc. 4.45% 2025	1,425	1,623
Reynolds American Inc. 5.85% 2045	2,030	2,598
TreeHouse Foods, Inc. 4.00% 2028	320	332
Wal-Mart Stores, Inc. 2.35% 2022	1,000	1,042
Wal-Mart Stores, Inc. 2.85% 2024	1,805	1,953
Wal-Mart Stores, Inc. 3.05% 2026	2,060	2,320

		265,224

Materials 0.76%

Anglo American Capital PLC 2.625% 2030[8]	11,275	11,808
Anglo American Capital PLC 5.625% 2030[8]	720	918
Anglo American Capital PLC 3.95% 2050[8]	2,945	3,313
Ardagh Packaging Finance 5.25% 2025[8]	833	880
Chevron Phillips Chemical Co. LLC 3.30% 2023[8]	595	630
Cleveland-Cliffs Inc. 4.875% 2024[8]	3,975	4,057
Cleveland-Cliffs Inc. 5.75% 2025	9,456	9,616
Cleveland-Cliffs Inc. 9.875% 2025[8]	925	1,089
Cleveland-Cliffs Inc. 6.75% 2026[8]	2,035	2,200
Cleveland-Cliffs Inc. 5.875% 2027	10,500	10,719
CVR Partners, LP 9.25% 2023[8]	2,350	2,355
Dow Chemical Co. 4.55% 2025	1,405	1,645
Dow Chemical Co. 3.625% 2026	1,884	2,124
Dow Chemical Co. 2.10% 2030	4,000	4,105
Dow Chemical Co. 4.80% 2049	627	845
Dow Chemical Co. 3.60% 2050	15,250	17,135
First Quantum Minerals Ltd. 7.25% 2023[8]	1,200	1,239
First Quantum Minerals Ltd. 6.50% 2024[8]	4,704	4,842
First Quantum Minerals Ltd. 7.50% 2025[8]	15,400	16,055
First Quantum Minerals Ltd. 6.875% 2026[8]	11,375	11,880
First Quantum Minerals Ltd. 6.875% 2027[8]	3,240	3,520
Freeport-McMoRan Inc. 3.875% 2023	825	862
Freeport-McMoRan Inc. 4.25% 2030	2,550	2,750
FXI Holdings, Inc. 7.875% 2024[8]	2,226	2,248

134      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Materials (continued)

FXI Holdings, Inc. 12.25% 2026[8]	$4,392	$5,014
Glencore Funding LLC 4.125% 2024[8]	945	1,041
Hexion Inc. 7.875% 2027[8]	2,045	2,192
International Paper Co. 7.30% 2039	2,005	3,218
Joseph T. Ryerson & Son, Inc. 8.50% 2028[8]	1,148	1,302
LSB Industries, Inc. 9.625% 2023[8]	5,170	5,344
LYB International Finance III, LLC 1.25% 2025	5,780	5,885
LYB International Finance III, LLC 2.25% 2030	3,690	3,819
LYB International Finance III, LLC 3.375% 2040	11,184	11,977
LYB International Finance III, LLC 3.625% 2051	2,922	3,199
LYB International Finance III, LLC 3.80% 2060	1,186	1,281
Methanex Corp. 5.125% 2027	4,525	4,924
Mosaic Co. 3.25% 2022	1,788	1,869
Mosaic Co. 4.05% 2027	1,587	1,799
Newcrest Finance Pty Ltd. 3.25% 2030[8]	1,329	1,470
Newcrest Finance Pty Ltd. 4.20% 2050[8]	371	455
Nutrition & Biosciences, Inc. 1.832% 2027[8]	7,468	7,699
Nutrition & Biosciences, Inc. 2.30% 2030[8]	5,310	5,471
Praxair, Inc. 1.10% 2030	6,604	6,540
Praxair, Inc. 2.00% 2050	1,605	1,505
Sherwin-Williams Co. 2.75% 2022	29	30
Sherwin-Williams Co. 3.125% 2024	275	299
Sherwin-Williams Co. 2.95% 2029	4,000	4,407
Sherwin-Williams Co. 3.80% 2049	5,208	6,295
Tronox Ltd. 6.50% 2026[8]	1,980	2,064
Vale Overseas Ltd. 3.75% 2030	3,949	4,397
Valvoline Inc. 4.375% 2025	670	692
Venator Materials Corp. 5.75% 2025[8]	5,845	5,476
Venator Materials Corp. 9.50% 2025[8]	1,495	1,637
Warrior Met Coal, Inc. 8.00% 2024[8]	5,095	5,214
Westlake Chemical Corp. 4.375% 2047	500	595

		223,945

Information technology 0.74%

Adobe Inc. 1.90% 2025	2,216	2,344
Adobe Inc. 2.30% 2030	11,627	12,593
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[10,12]	4,150	4,172
Apple Inc. 3.00% 2024	625	673
Apple Inc. 0.55% 2025	14,140	14,213
Apple Inc. 1.125% 2025	1,866	1,920
Apple Inc. 3.35% 2027	40	46
Apple Inc. 1.25% 2030	8,760	8,768
Apple Inc. 2.40% 2050	3,000	3,077
Avaya Inc. 6.125% 2028[8]	1,600	1,712
Broadcom Inc. 3.125% 2022	1,575	1,649
Broadcom Inc. 3.625% 2024	1,575	1,731
Broadcom Inc. 4.25% 2026	7,508	8,606
Broadcom Inc. 4.75% 2029	4,710	5,634
Broadcom Inc. 4.15% 2030	5,000	5,791
Broadcom Inc. 5.00% 2030	1,807	2,198
Broadcom Ltd. 3.625% 2024	750	811
Broadcom Ltd. 3.875% 2027	3,060	3,440
CommScope Finance LLC 6.00% 2026[8]	2,425	2,558
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.004% 2023[10,12]	1,342	1,312
Diebold Nixdorf, Inc. 9.375% 2025[8]	3,775	4,235
Diebold, Inc. 8.50% 2024	1,400	1,419
Fiserv, Inc. 2.75% 2024	1,600	1,719
Fiserv, Inc. 3.20% 2026	7,455	8,355
Fiserv, Inc. 2.25% 2027	1,030	1,099
Fiserv, Inc. 3.50% 2029	4,070	4,654

American Funds Insurance Series      135

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Information technology (continued)

Fiserv, Inc. 2.65% 2030	$12,611	$13,653
Fiserv, Inc. 4.40% 2049	1,800	2,411
Gartner, Inc. 4.50% 2028[8]	650	687
Global Payments Inc. 2.90% 2030	3,528	3,839
Intuit Inc. 0.95% 2025	1,530	1,551
Intuit Inc. 1.35% 2027	3,565	3,652
Intuit Inc. 1.65% 2030	4,870	5,006
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 4.004% 2024[10,12]	2,602	2,606
Microsoft Corp. 3.30% 2027	4,000	4,565
Microsoft Corp. 4.20% 2035	6,000	7,890
Microsoft Corp. 4.10% 2037	628	825
Microsoft Corp. 2.525% 2050	2,961	3,123
Oracle Corp. 3.60% 2050	6,730	7,860
PayPal Holdings, Inc. 2.65% 2026	2,364	2,599
PayPal Holdings, Inc. 2.85% 2029	2,770	3,081
PayPal Holdings, Inc. 2.30% 2030	3,303	3,541
PayPal Holdings, Inc. 3.25% 2050	932	1,077
Sabre Holdings Corp. 5.25% 2023[8]	325	330
Sabre Holdings Corp. 9.25% 2025[8]	1,025	1,221
ServiceNow, Inc. 1.40% 2030	8,965	8,752
Unisys Corp. 6.875% 2027[8]	725	794
Veritas Holdings Ltd. 7.50% 2025[8]	3,860	3,966
ViaSat, Inc. 5.625% 2027[8]	555	584
Visa Inc. 2.80% 2022	2,000	2,093
Visa Inc. 3.15% 2025	5,500	6,173
Visa Inc. 0.75% 2027	4,450	4,441
Visa Inc. 1.10% 2031	10,000	9,872
Visa Inc. 2.00% 2050	5,000	4,776
Xerox Corp. 4.125% 2023	906	953
Xerox Corp. 5.50% 2028[8]	2,450	2,604

		219,254

Real estate 0.42%

Alexandria Real Estate Equities, Inc. 3.80% 2026	315	363
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,418
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	2,122
Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,513
Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	4,097
Alexandria Real Estate Equities, Inc. 4.85% 2049	410	576
American Campus Communities, Inc. 3.75% 2023	3,055	3,230
American Campus Communities, Inc. 4.125% 2024	2,075	2,267
American Campus Communities, Inc. 3.30% 2026	1,698	1,855
American Campus Communities, Inc. 3.625% 2027	9,545	10,528
American Campus Communities, Inc. 2.85% 2030	144	151
American Campus Communities, Inc. 3.875% 2031	744	844
American Tower Corp. 3.55% 2027	1,425	1,613
American Tower Corp. 1.50% 2028	10,000	10,068
American Tower Corp. 3.60% 2028	1,000	1,137
Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,115
Brookfield Property REIT Inc. 5.75% 2026[8]	6,050	5,980
Communications Sales & Leasing, Inc. 6.00% 2023[8]	2,475	2,529
Corporate Office Properties LP 3.60% 2023	390	413
Corporate Office Properties LP 5.25% 2024	3,595	3,976
Corporate Office Properties LP 2.25% 2026	1,431	1,493
Equinix, Inc. 2.625% 2024	501	536
Equinix, Inc. 2.90% 2026	6,087	6,664
Equinix, Inc. 1.80% 2027	1,295	1,334
Equinix, Inc. 1.55% 2028	5,920	6,023
Equinix, Inc. 3.20% 2029	6,170	6,810
Equinix, Inc. 2.15% 2030	2,969	3,025

136      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate (continued)

Equinix, Inc. 3.00% 2050	$2,095	$2,128
Essex Portfolio LP 3.875% 2024	1,000	1,099
Essex Portfolio LP 3.50% 2025	6,825	7,566
Gaming and Leisure Properties, Inc. 3.35% 2024	1,263	1,330
Hospitality Properties Trust 4.50% 2023	1,945	1,958
Hospitality Properties Trust 4.50% 2025	150	148
Hospitality Properties Trust 4.95% 2027	500	504
Hospitality Properties Trust 3.95% 2028	1,950	1,888
Host Hotels & Resorts LP 4.50% 2026	355	389
Howard Hughes Corp. 5.375% 2028[8]	2,450	2,640
Iron Mountain Inc. 5.25% 2030[8]	3,695	3,995
Iron Mountain Inc. 4.50% 2031[8]	2,015	2,113
Ladder Capital Corp. 5.25% 2025[8]	440	440
Public Storage 2.37% 2022	565	584
QTS Realty Trust, Inc. 3.875% 2028[8]	2,025	2,068
Scentre Group 3.25% 2025[8]	1,000	1,066
Scentre Group 3.50% 2025[8]	3,075	3,290
Scentre Group 3.75% 2027[8]	2,430	2,620
UDR, Inc. 2.95% 2026	760	835
Westfield Corp. Ltd. 3.15% 2022[8]	4,290	4,364
Westfield Corp. Ltd. 3.50% 2029[8]	443	465

		123,170

Total corporate bonds, notes & loans		3,853,780

U.S. Treasury bonds & notes 8.47%

U.S. Treasury 6.99%

U.S. Treasury 1.50% 2021	3,777	3,811
U.S. Treasury 1.625% 2021	3,704	3,732
U.S. Treasury 1.625% 2021	98	99
U.S. Treasury 1.75% 2021	425	431
U.S. Treasury 2.25% 2021[14]	95,000	95,664
U.S. Treasury 2.50% 2021	200,000	200,359
U.S. Treasury 2.75% 2021	19,232	19,586
U.S. Treasury 0.125% 2022	114,525	114,548
U.S. Treasury 0.125% 2022	20,000	20,004
U.S. Treasury 1.375% 2022	5,000	5,068
U.S. Treasury 1.375% 2022	280	286
U.S. Treasury 1.50% 2022	9,407	9,627
U.S. Treasury 1.625% 2022	94	97
U.S. Treasury 1.875% 2022	80,000	81,633
U.S. Treasury 1.875% 2022	4,000	4,122
U.S. Treasury 2.125% 2022	37,000	38,471
U.S. Treasury 0.125% 2023	5,362	5,355
U.S. Treasury 0.125% 2023	2,000	1,999
U.S. Treasury 0.25% 2023	30,000	30,077
U.S. Treasury 1.375% 2023	5,309	5,449
U.S. Treasury 2.25% 2023	5,000	5,312
U.S. Treasury 2.375% 2023	5,000	5,233
U.S. Treasury 2.75% 2023	15,000	15,908
U.S. Treasury 1.50% 2024	22,500	23,583
U.S. Treasury 1.50% 2024	907	950
U.S. Treasury 2.125% 2024	5,000	5,313
U.S. Treasury 2.25% 2024	5,000	5,319
U.S. Treasury 2.375% 2024	70,000	75,442
U.S. Treasury 2.50% 2024	225,000	241,055
U.S. Treasury 2.50% 2024	700	754
U.S. Treasury 0.25% 2025	89,250	89,011
U.S. Treasury 0.25% 2025	84,812	84,641
U.S. Treasury 0.25% 2025	2,272	2,263
U.S. Treasury 0.375% 2025	3,368	3,372

American Funds Insurance Series      137

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)

U.S. Treasury 0.375% 2025	$2,705	$2,715
U.S. Treasury 2.50% 2025	3,500	3,818
U.S. Treasury 2.75% 2025	3,229	3,581
U.S. Treasury 1.50% 2026	500	529
U.S. Treasury 1.625% 2026	60,000	63,990
U.S. Treasury 1.625% 2026	27,000	28,786
U.S. Treasury 1.625% 2026	7,000	7,444
U.S. Treasury 1.625% 2026	1,500	1,597
U.S. Treasury 0.50% 2027	46,770	46,591
U.S. Treasury 0.50% 2027	33,050	32,899
U.S. Treasury 0.50% 2027	4,418	4,389
U.S. Treasury 1.125% 2027	762	790
U.S. Treasury 2.25% 2027	78,250	86,472
U.S. Treasury 2.375% 2027	880	981
U.S. Treasury 2.875% 2028	5,217	6,042
U.S. Treasury 0.625% 2030	18,400	17,985
U.S. Treasury 0.875% 2030	128,258	127,767
U.S. Treasury 1.50% 2030	36,651	38,765
U.S. Treasury 1.125% 2040	60,975	57,877
U.S. Treasury 2.50% 2046	3,755	4,486
U.S. Treasury 3.00% 2047	9,355	12,252
U.S. Treasury 3.00% 2048	336	441
U.S. Treasury 2.25% 2049[14]	15,000	17,169
U.S. Treasury 2.375% 2049[14]	75,000	88,101
U.S. Treasury 1.375% 2050	194,447	181,954
U.S. Treasury 1.625% 2050	20,000	19,905
U.S. Treasury 2.00% 2050[14]	15,075	16,370

		2,072,270

U.S. Treasury inflation-protected securities 1.48%

U.S. Treasury Inflation-Protected Security 0.125% 2024[15]	86,266	92,498
U.S. Treasury Inflation-Protected Security 0.625% 2024[15]	87,479	93,915
U.S. Treasury Inflation-Protected Security 0.125% 2025[15]	23,186	24,937
U.S. Treasury Inflation-Protected Security 0.75% 2028[15]	18,153	21,133
U.S. Treasury Inflation-Protected Security 0.875% 2029[15]	20,465	24,068
U.S. Treasury Inflation-Protected Security 0.125% 2030[15]	23,488	26,199
U.S. Treasury Inflation-Protected Security 1.00% 2049[15]	102,525	144,589
U.S. Treasury Inflation-Protected Security 0.25% 2050[15]	10,301	12,271

		439,610

Total U.S. Treasury bonds & notes		2,511,880

Mortgage-backed obligations 7.41%

Federal agency mortgage-backed obligations 7.05%

Fannie Mae Pool #885290 6.00% 2021[16]	2	2
Fannie Mae Pool #AD7072 4.00% 2025[16]	5	5
Fannie Mae Pool #AE3069 4.00% 2025[16]	3	3
Fannie Mae Pool #AE2321 4.00% 2025[16]	2	2
Fannie Mae Pool #AH9695 4.00% 2026[16]	519	552
Fannie Mae Pool #AH6431 4.00% 2026[16]	472	503
Fannie Mae Pool #890329 4.00% 2026[16]	72	76
Fannie Mae Pool #AJ3010 4.00% 2026[16]	42	45
Fannie Mae Pool #AH8174 4.00% 2026[16]	5	6
Fannie Mae Pool #AL3908 4.00% 2026[16]	4	4
Fannie Mae Pool #AH5618 4.00% 2026[16]	4	4
Fannie Mae Pool #AH0829 4.00% 2026[16]	4	4
Fannie Mae Pool #AH8275 4.00% 2026[16]	2	3
Fannie Mae Pool #AL7299 4.00% 2027[16]	265	281
Fannie Mae Pool #MA1109 4.00% 2027[16]	5	5
Fannie Mae Pool #MA3653 3.00% 2029[16]	45	48
Fannie Mae Pool #AL8347 4.00% 2029[16]	534	567

138      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Fannie Mae Pool #254767 5.50% 2033[16]	$321	$374
Fannie Mae Pool #555956 5.50% 2033[16]	217	253
Fannie Mae Pool #BN1085 4.00% 2034[16]	820	870
Fannie Mae Pool #BN3172 4.00% 2034[16]	408	432
Fannie Mae Pool #MA4228 1.50% 2036[16]	64,738	66,646
Fannie Mae Pool #MA4229 2.00% 2036[16]	12,064	12,621
Fannie Mae Pool #AS8554 3.00% 2036[16]	12,279	12,934
Fannie Mae Pool #929185 5.50% 2036[16]	473	556
Fannie Mae Pool #893641 6.00% 2036[16]	1,046	1,251
Fannie Mae Pool #893688 6.00% 2036[16]	286	342
Fannie Mae Pool #907239 6.00% 2036[16]	60	70
Fannie Mae Pool #AD0249 5.50% 2037[16]	177	206
Fannie Mae Pool #190379 5.50% 2037[16]	94	111
Fannie Mae Pool #924952 6.00% 2037[16]	1,205	1,431
Fannie Mae Pool #888292 6.00% 2037[16]	969	1,153
Fannie Mae Pool #928031 6.00% 2037[16]	117	138
Fannie Mae Pool #888637 6.00% 2037[16]	16	19
Fannie Mae Pool #AD0119 6.00% 2038[16]	1,484	1,761
Fannie Mae Pool #AD0095 6.00% 2038[16]	1,154	1,365
Fannie Mae Pool #995674 6.00% 2038[16]	562	667
Fannie Mae Pool #AE0021 6.00% 2038[16]	468	553
Fannie Mae Pool #AL7164 6.00% 2038[16]	281	328
Fannie Mae Pool #AB0538 6.00% 2038[16]	222	260
Fannie Mae Pool #995391 6.00% 2038[16]	32	38
Fannie Mae Pool #889983 6.00% 2038[16]	30	35
Fannie Mae Pool #995224 6.00% 2038[16]	18	21
Fannie Mae Pool #AD0833 6.00% 2039[16]	1	1
Fannie Mae Pool #AL0013 6.00% 2040[16]	294	347
Fannie Mae Pool #AL0309 6.00% 2040[16]	96	114
Fannie Mae Pool #AB4536 6.00% 2041[16]	565	669
Fannie Mae Pool #AL7228 6.00% 2041[16]	395	467
Fannie Mae Pool #AP2131 3.50% 2042[16]	5,880	6,346
Fannie Mae Pool #AU8813 4.00% 2043[16]	2,968	3,356
Fannie Mae Pool #AU9348 4.00% 2043[16]	1,768	2,000
Fannie Mae Pool #AU9350 4.00% 2043[16]	1,410	1,568
Fannie Mae Pool #AL8773 3.50% 2045[16]	9,959	10,820
Fannie Mae Pool #AL8354 3.50% 2045[16]	2,392	2,614
Fannie Mae Pool #BC4764 3.00% 2046[16]	21,678	22,815
Fannie Mae Pool #AL8522 3.50% 2046[16]	4,748	5,188
Fannie Mae Pool #BD9699 3.50% 2046[16]	1,895	2,040
Fannie Mae Pool #BD9307 4.00% 2046[16]	1,733	1,897
Fannie Mae Pool #BC7611 4.00% 2046[16]	501	549
Fannie Mae Pool #BH4084 3.50% 2047[16]	20,500	21,774
Fannie Mae Pool #BE1290 3.50% 2047[16]	3,822	4,145
Fannie Mae Pool #CA0770 3.50% 2047[16]	3,514	3,735
Fannie Mae Pool #MA3211 4.00% 2047[16]	6,971	7,490
Fannie Mae Pool #257036 7.00% 2047[16]	11	12
Fannie Mae Pool #256975 7.00% 2047[16]	2	2
Fannie Mae Pool #BJ3775 3.50% 2048[16]	13,514	14,336
Fannie Mae Pool #BK7655 3.899% 2048[12,16]	683	719
Fannie Mae Pool #CA2377 4.00% 2048[16]	16,923	18,085
Fannie Mae Pool #BK0920 4.00% 2048[16]	2,979	3,182
Fannie Mae Pool #BJ9256 4.00% 2048[16]	2,968	3,170
Fannie Mae Pool #BJ9252 4.00% 2048[16]	891	952
Fannie Mae Pool #BK0915 4.00% 2048[16]	265	283
Fannie Mae Pool #BK6971 4.00% 2048[16]	216	231
Fannie Mae Pool #MA3277 4.00% 2048[16]	28	30
Fannie Mae Pool #BK5255 4.00% 2048[16]	27	30
Fannie Mae Pool #CA2493 4.50% 2048[16]	1,894	2,058
Fannie Mae Pool #CA4756 3.00% 2049[16]	10,033	10,863
Fannie Mae Pool #BK8767 4.00% 2049[16]	189	206

American Funds Insurance Series      139

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Fannie Mae Pool #MA4256 2.50% 2051[16]	$3,051	$3,218
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	121	144
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	32	39
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[12,16]	1,160	1,191
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[16]	2,248	2,288
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[16]	1,603	1,627
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.128% 2023[12,16]	5,566	5,880
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[12,16]	5,262	5,589
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[12,16]	4,544	4,869
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[12,16]	5,881	6,372
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[12,16]	4,697	5,080
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.477% 2026[12,16]	9,665	10,575
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[12,16]	2,891	3,241
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[16]	67	63
Freddie Mac Pool #Q46021 3.50% 2047[16]	2,396	2,592
Freddie Mac Pool #ZK7598 3.00% 2027[16]	10,439	10,976
Freddie Mac Pool #ZK7580 3.00% 2027[16]	4,541	4,828
Freddie Mac Pool #QN1174 2.50% 2034[16]	642	670
Freddie Mac Pool #SB8083 1.50% 2036[16]	14,002	14,415
Freddie Mac Pool #SB8084 2.00% 2036[16]	3,275	3,426
Freddie Mac Pool #C91912 3.00% 2037[16]	19,815	20,882
Freddie Mac Pool #G03978 5.00% 2038[16]	692	805
Freddie Mac Pool #G04553 6.50% 2038[16]	84	95
Freddie Mac Pool #G08347 4.50% 2039[16]	121	135
Freddie Mac Pool #C03518 5.00% 2040[16]	1,211	1,409
Freddie Mac Pool #Q05807 4.00% 2042[16]	2,988	3,295
Freddie Mac Pool #Q23185 4.00% 2043[16]	1,886	2,134
Freddie Mac Pool #Q23190 4.00% 2043[16]	1,446	1,608
Freddie Mac Pool #760014 3.116% 2045[12,16]	420	439
Freddie Mac Pool #Q37988 4.00% 2045[16]	10,020	11,077
Freddie Mac Pool #G60344 4.00% 2045[16]	8,736	9,678
Freddie Mac Pool #Z40130 3.00% 2046[16]	6,415	7,004
Freddie Mac Pool #Q41909 4.50% 2046[16]	884	970
Freddie Mac Pool #Q41090 4.50% 2046[16]	547	600
Freddie Mac Pool #760015 2.849% 2047[12,16]	980	1,013
Freddie Mac Pool #Q52216 3.50% 2047[16]	13,195	14,009
Freddie Mac Pool #Q52157 3.50% 2047[16]	2,902	3,081
Freddie Mac Pool #SI2002 4.00% 2048[16]	6,236	6,675
Freddie Mac Pool #ZM6968 4.00% 2048[16]	3,718	3,970
Freddie Mac Pool #SD7507 3.00% 2049[16]	33,113	35,812
Freddie Mac Pool #RA2020 3.00% 2050[16]	13,908	14,949
Freddie Mac, Series T041, Class 3A, 5.222% 2032[12,16]	240	272
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[16]	3,025	3,176
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[16]	5,555	5,981
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[16]	4,265	4,648
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[16]	4,000	4,466
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[12,16]	9,778	10,998
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[16]	10,050	11,062
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	7,370	8,226
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	4,755	5,420
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[16]	5,770	6,622
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[16]	4,375	5,035
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	3,237	3,884
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	8,475	9,091
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[12,16]	8,495	8,927
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[12,16]	4,449	4,677
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[12,16]	1,877	1,990

140      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[12,16]	$1,401	$1,527
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[16]	3,306	3,582
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[16]	2,852	3,115
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	1,135	1,239
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	15,488	16,882
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	8,737	9,322
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	3,363	3,558
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[16]	4,393	4,650
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[16]	7,001	7,426
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[16]	2,455	2,714
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.448% 2027[12,16]	1,301	1,338
Government National Mortgage Assn. 2.00% 2051[16,17]	149,150	155,465
Government National Mortgage Assn. 2.00% 2051[16,17]	83,050	86,703
Government National Mortgage Assn. 2.50% 2051[16,17]	5,375	5,668
Government National Mortgage Assn. 3.00% 2051[16,17]	74,000	77,425
Government National Mortgage Assn. 3.50% 2051[16,17]	13,404	14,202
Government National Mortgage Assn. 3.50% 2051[16,17]	13,352	14,139
Government National Mortgage Assn. 4.00% 2051[16,17]	13,107	13,981
Government National Mortgage Assn. 4.50% 2051[16,17]	7,053	7,560
Government National Mortgage Assn. 4.50% 2051[16,17]	2,947	3,156
Government National Mortgage Assn. Pool #BD7245 4.00% 2048[16]	1,191	1,302
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[16]	17,039	18,229
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[16]	2,226	2,391
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[16]	28,452	30,796
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[16]	6,837	7,374
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[16]	4,167	4,506
Government National Mortgage Assn. Pool #MA7052 2.50% 2050[16]	15,905	16,854
Uniform Mortgage-Backed Security 1.50% 2036[16,17]	89,384	91,842
Uniform Mortgage-Backed Security 1.50% 2036[16,17]	15,049	15,455
Uniform Mortgage-Backed Security 2.00% 2036[16,17]	54,690	57,117
Uniform Mortgage-Backed Security 2.00% 2036[16,17]	17,235	18,017
Uniform Mortgage-Backed Security 3.00% 2036[16,17]	8,784	9,218
Uniform Mortgage-Backed Security 2.00% 2051[16,17]	69,840	72,297
Uniform Mortgage-Backed Security 2.00% 2051[16,17]	45,476	47,153
Uniform Mortgage-Backed Security 2.50% 2051[16,17]	123,053	129,292
Uniform Mortgage-Backed Security 2.50% 2051[16,17]	92,374	97,198
Uniform Mortgage-Backed Security 3.00% 2051[16,17]	114,305	119,939
Uniform Mortgage-Backed Security 3.00% 2051[16,17]	24,371	25,555
Uniform Mortgage-Backed Security 3.50% 2051[16,17]	147,126	155,725
Uniform Mortgage-Backed Security 4.00% 2051[16,17]	105,276	112,587
Uniform Mortgage-Backed Security 4.50% 2051[16,17]	41,792	45,352

		2,091,688

Collateralized mortgage-backed obligations (privately originated) 0.18%

Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[8,12,16]	1,624	1,651
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.748% 2029[8,12,16]	3,810	3,817
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[8,12,16]	2,163	2,240
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[8,16]	4,191	4,353
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	216	228
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[8,16]	10,763	11,678
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[8,16]	3,798	4,172
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[8,12,16]	1,120	1,167

American Funds Insurance Series      141

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) (continued)

JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[8,12,16]	$1,069	$1,114
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[8,12,16]	5,422	5,483
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[8,12,16]	1,408	1,412
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[8,12,16]	765	768
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[16]	495	518
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.898% 2052[8,12,16]	3,001	3,005
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1,
(1-month USD-LIBOR + 2.00%) 2.149% 2022[8,12,16]	1,625	1,629
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, Class A1, (1-month USD-LIBOR + 1.00%) 1.149% 2023[8,12,16]	2,862	2,884
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[8,12,16]	2,427	2,505
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[8,12,16]	981	987
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[8,12,16]	1,794	1,845
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.298% 2051[8,12,16]	2,500	2,504

		53,960

Commercial mortgage-backed securities 0.18%

Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[16]	2,909	3,130
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 1.009% 2036[8,12,16]	2,000	1,982
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[16]	1,000	1,146
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[16]	2,960	3,168
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[16]	1,015	1,058
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[16]	4,735	5,308
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[16]	1,335	1,426
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[8,16]	5,201	5,517
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[16]	5,602	6,040
Manhattan West, Series 2020-OMW, Class A, 2.13% 2039[8,16]	13,772	14,516
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[16]	981	1,044
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[16]	1,038	1,086
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[8,16]	2,650	2,669
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[1,8,12,16]	5,219	5,219

		53,309

Total mortgage-backed obligations		2,198,957

Asset-backed obligations 0.79%

Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[8,16]	1,920	1,998
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[8,16]	1,114	1,176
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[8,16]	539	551
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[8,16]	138	141
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[16]	993	1,000
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[8,16]	15,289	15,616
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[8,16]	2,633	2,677
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[8,16]	945	962
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[8,16]	177	179
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[8,16]	7,267	7,339
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[8,16]	1,527	1,544
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[8,16]	9,277	9,403
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[8,16]	973	983
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[8,12,16]	918	930
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[8,16]	2,964	3,032
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[16]	153	153
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[16]	1,498	1,502
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[16]	595	601

142      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	$820	$845
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[16]	2,262	2,316
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[8,16]	40	40
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[8,16]	36	36
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[8,16]	285	287
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[8,16]	110	112
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 2023[8,16]	688	690
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[8,16]	13,474	13,572
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[8,16]	3,900	3,932
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[8,16]	4,330	4,441
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[8,16]	13,095	14,053
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[8,16]	9,756	10,650
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[8,16]	8,861	9,354
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[8,16]	11,965	13,165
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 2033[8,16]	12,376	12,516
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.06% 2027[16]	10,000	10,172
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[8,16]	917	922
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[8,16]	369	359
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[8,16]	159	159
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[8,16]	3,152	3,169
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[8,16]	13,337	13,504
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[8,16]	16,701	16,926
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[8,16]	691	700
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[8,16]	483	484
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[8,16]	746	748
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[8,16]	280	281
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[8,16]	730	731
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[16]	2,815	2,868
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.134% 2028[8,12,16]	3,400	3,404
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 2023[16]	380	382
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[16]	444	450
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[16]	345	357
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[16]	1,000	1,069
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.267% 2025[8,12,16]	2,976	2,977
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[8,16]	2,320	2,348
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[8,16]	260	263
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[8,16]	3,648	3,710
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[8,16]	3,250	3,474
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[8,16]	889	917
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[8,16]	18,596	18,875
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[8,16]	915	919
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[8,16]	870	881
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[8,16]	1,390	1,419
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[16]	7,000	7,023

		235,287

Bonds & notes of governments & government agencies outside the U.S. 0.21%

CPPIB Capital Inc. 2.375% 2021[8]	6,000	6,009
CPPIB Capital Inc. 2.25% 2022[8]	4,286	4,377
CPPIB Capital Inc. 2.75% 2027[8]	6,600	7,436
KfW 2.125% 2022	375	384
Manitoba (Province of) 3.05% 2024	2,600	2,824
Morocco (Kingdom of) 3.00% 2032[8]	3,000	3,054

American Funds Insurance Series      143

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Morocco (Kingdom of) 4.00% 2050[8]	$3,000	$3,103
Peru (Republic of) 1.862% 2032	2,525	2,550
Peru (Republic of) 2.78% 2060	3,775	3,817
Qatar (State of) 3.375% 2024[8]	2,315	2,511
Qatar (State of) 4.00% 2029[8]	745	885
Qatar (State of) 4.817% 2049[8]	750	1,025
Quebec (Province of) 2.375% 2022	5,057	5,173
Quebec (Province of) 2.75% 2027	9,000	10,077
Saudi Arabia (Kingdom of) 3.25% 2030[8]	1,750	1,933
Saudi Arabia (Kingdom of) 5.25% 2050[8]	1,000	1,366
United Mexican States 2.659% 2031	2,703	2,773
United Mexican States 3.771% 2061	1,528	1,595

		60,892

Federal agency bonds & notes 0.13%

Fannie Mae 1.875% 2026	13,000	14,062
Fannie Mae 0.875% 2030	23,958	23,506

		37,568

Municipals 0.11%

California 0.01%

Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	2,285	2,323
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	1,340	1,355

		3,678

Connecticut 0.00%

Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	25	26
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	35	37

		63

Florida 0.04%

Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	5,541
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	5,650

		11,191

Illinois 0.02%

G.O. Bonds, Pension Funding Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	4,125	4,757

Maryland 0.00%

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	40	40

Minnesota 0.00%

Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	70	74

Nebraska 0.00%

Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15

South Carolina 0.04%

Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	20	21
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	20	22
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	1,350	1,552

144      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Municipals (continued)

South Carolina (continued)

Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	$1,390	$1,606
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	2,955	3,408
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	3,020	3,572
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	410	502
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	1,685	2,058
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	650	796

		13,537

South Dakota 0.00%

Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	10	10

Tennessee 0.00%

Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	15	16

Total municipals		33,381

Total bonds, notes & other debt instruments (cost: $8,502,239,000)		8,931,745

Short-term securities 7.71%

	Shares
Money market investments 7.71%

Capital Group Central Cash Fund 0.12%[4,18]	22,734,631	2,273,691
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[18,19]	12,643,336	12,643

Total short-term securities (cost: $2,285,981,000)		2,286,334

Total investment securities 104.10% (cost: $22,172,583,000)		30,874,255
Other assets less liabilities (4.10)%		(1,216,604)

Net assets 100.00%		$29,657,651

American Funds Insurance Series      145

Asset Allocation Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[20] (000)	Value at 12/31/2020[21] (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	1,726	April 2021	$345,200	$381,405	$362
5 Year U.S. Treasury Note Futures	Long	485	April 2021	48,500	61,190	128
10 Year U.S. Treasury Note Futures	Long	116	March 2021	11,600	16,017	27
10 Year Ultra U.S. Treasury Note Futures	Short	3,275	March 2021	(327,500)	(512,077)	1,093
20 Year U.S. Treasury Bond Futures	Long	1,185	March 2021	118,500	205,227	(1,792)
30 Year Ultra U.S. Treasury Bond Futures	Long	494	March 2021	49,400	105,500	(590)

						$(772)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation at 12/31/2020 (000)
U.S. EFFR	0.0795%	7/13/2025	$125,400	$796	$—	$796

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation at 12/31/2020 (000)
1.00%/Quarterly	CDX.NA.IG.35	12/20/2025	$100	$2	$2	$—	[7]

Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)
Common stocks 0.55%
Information technology 0.00%
MKS Instruments, Inc.[22]	$308,028	$14,580	$87,945	$13,498	$82,829	$—	$2,040
Health care 0.04%
NuCana PLC (ADR)[2]	7,257	8,574	1	—	(2,463)	13,367	—
Consumer discretionary 0.51%
Kontoor Brands, Inc.	136,467	9,313	—	—	4,292	150,072	3,300

Total common stocks						163,439

Short-term securities 7.67%
Money market investments 7.67%
Capital Group Central Cash Fund 0.12%[18]	1,584,844	5,613,428	4,925,712	1,347	(216)	2,273,691	10,928

Total 8.22%				$14,845	$84,442	$2,437,130	$16,268

146      American Funds Insurance Series

Asset Allocation Fund (continued)

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,524,494,000, which represented 5.14% of the net assets of the fund. This amount includes $1,490,120,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

All or a portion of this security was on loan. The total value of all such securities was $13,741,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[4]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[5]	Value determined using significant unobservable inputs.
[6]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[7]	Amount less than one thousand.
[8]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,283,591,000, which represented 4.33% of the net assets of the fund.

[9]	Step bond; coupon rate may change at a later date.
[10]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $33,087,000, which represented .11% of the net assets of the fund.

[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[12]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[13]	Scheduled interest and/or principal payment was not received.
[14]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,238,000, which represented .03% of the net assets of the fund.
[15]	Index-linked bond whose principal amount moves with a government price index.
[16]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[17]	Purchased on a TBA basis.
[18]	Rate represents the seven-day yield at 12/31/2020.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Notional amount is calculated based on the number of contracts and notional contract size.
[21]	Value is calculated based on the notional amount and current market price.
[22]	Unaffiliated issuer at 12/31/2020.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$6,949	$13,074	.04%
Advanz Pharma Corp. Ltd.	8/31/2018-9/4/2018	2,219	773	.01

Total private placement securities		$9,168	$13,847	.05%

Key to abbreviations and symbol

ADR = American Depositary Receipts

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

CLO = Collateralized Loan Obligations

Dept. = Department

Dev. = Development

EFFR = Effective Federal Funds Rate

Fin. = Finance

G.O. = General Obligation

GDR = Global Depositary Receipts

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series      147

Global Balanced Fund

Investment portfolio December 31, 2020

Common stocks 58.02%

	Shares	Value (000)

Information technology 14.67%

Taiwan Semiconductor Manufacturing Company, Ltd.[1]	772,000	$14,499
Microsoft Corp.	51,361	11,423
ASML Holding NV1	21,414	10,349
Broadcom Inc.	19,688	8,620
PagSeguro Digital Ltd., Class A2	98,303	5,591
Tokyo Electron Ltd.[1]	12,300	4,588
Keyence Corp.[1]	3,900	2,195
Edenred SA1	38,207	2,168
Visa Inc., Class A	8,945	1,957
Mastercard Inc., Class A	5,259	1,877
Amphenol Corp., Class A	13,928	1,821
Murata Manufacturing Co., Ltd.[1]	18,800	1,693

		66,781

Health care 8.83%

AstraZeneca PLC[1]	68,312	6,825
UnitedHealth Group Inc.	14,645	5,136
Humana Inc.	8,875	3,641
Pfizer Inc.	88,181	3,246
Thermo Fisher Scientific Inc.	6,032	2,810
Merck & Co., Inc.	33,487	2,739
Coloplast A/S, Class B1	17,427	2,662
Mettler-Toledo International Inc.[2]	2,089	2,381
Fisher & Paykel Healthcare Corp. Ltd.[1]	87,349	2,074
Novartis AG1	20,845	1,969
Cigna Corp.	6,958	1,449
Carl Zeiss Meditec AG, non-registered shares[1]	10,029	1,334
Viatris Inc.[2]	63,052	1,182
Gilead Sciences, Inc.	16,639	969
Koninklijke Philips NV (EUR denominated)[1,2]	16,938	906
Bayer AG1	14,514	853

		40,176

Financials 7.28%

JPMorgan Chase & Co.	53,654	6,818
Zurich Insurance Group AG1	13,094	5,550
Berkshire Hathaway Inc., Class A2	11	3,826
BlackRock, Inc.	4,013	2,895
AIA Group Ltd.[1]	206,600	2,545
Hong Kong Exchanges and Clearing Ltd.[1]	43,100	2,370
Tokio Marine Holdings, Inc.[1]	40,000	2,072
S&P Global Inc.	5,890	1,936
B3 SA - Brasil, Bolsa, Balcao	154,305	1,841
Deutsche Boerse AG1	10,789	1,832
FinecoBank SpA[1,2]	89,681	1,464

		33,149

Consumer staples 6.32%

Nestlé SA1	49,011	5,770
Philip Morris International Inc.	62,968	5,213
Kweichow Moutai Co., Ltd., Class A1	12,400	3,790
British American Tobacco PLC[1]	88,645	3,297
British American Tobacco PLC (ADR)	4,587	172
Altria Group, Inc.	81,153	3,327
Keurig Dr Pepper Inc.	98,392	3,149
Budweiser Brewing Co. APAC Ltd.[1]	367,900	1,216
Coca-Cola European Partners PLC	20,787	1,036
Coca-Cola Company	17,456	957
Procter & Gamble Company	5,916	823

		28,750

148      American Funds Insurance Series

Global Balanced Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Consumer discretionary 5.27%

LVMH Moët Hennessy-Louis Vuitton SE1	7,305	$4,564
Home Depot, Inc.	14,441	3,836
Amazon.com, Inc.[2]	905	2,947
Ocado Group PLC[1,2]	91,873	2,879
Darden Restaurants, Inc.	17,400	2,073
Domino’s Pizza, Inc.	4,733	1,815
Alibaba Group Holding Ltd.[1,2]	57,300	1,674
General Motors Company	34,796	1,449
Ferrari NV1	5,608	1,297
Peugeot SA1,2	31,465	861
Wynn Resorts, Ltd.	5,258	593

		23,988

Industrials 4.99%

Airbus SE, non-registered shares[1,2]	25,944	2,850
SITC International Holdings Co. Ltd.[1]	1,109,000	2,401
SMC Corp.[1]	3,700	2,260
Lockheed Martin Corp.	6,285	2,231
Spirax-Sarco Engineering PLC[1]	12,695	1,962
MTU Aero Engines AG1	7,308	1,904
Watsco, Inc.	6,594	1,494
CSX Corp.	16,155	1,466
BAE Systems PLC[1]	201,878	1,350
Honeywell International Inc.	5,705	1,214
United Parcel Service, Inc., Class B	6,356	1,070
Union Pacific Corp.	4,976	1,036
Nidec Corp.[1]	7,400	932
Boeing Company	2,458	526

		22,696

Communication services 2.86%

SoftBank Corp.[1]	295,200	3,701
Alphabet Inc., Class C2	1,708	2,992
Nintendo Co., Ltd.[1]	4,500	2,872
Verizon Communications Inc.	46,262	2,718
América Móvil, SAB de CV, Series L (ADR)	49,856	725

		13,008

Materials 2.86%

Givaudan SA1	657	2,768
Vale SA, ordinary nominative	138,510	2,332
Croda International PLC[1]	24,263	2,192
LyondellBasell Industries NV	17,400	1,595
Akzo Nobel NV1	14,721	1,581
Koninklijke DSM NV1	8,699	1,499
Rio Tinto PLC[1]	13,862	1,037

		13,004

Real estate 2.69%

Crown Castle International Corp. REIT	18,510	2,947
Equinix, Inc. REIT	3,430	2,450
Longfor Group Holdings Ltd.[1]	374,000	2,196
Gaming and Leisure Properties, Inc. REIT	43,213	1,832
American Tower Corp. REIT	7,855	1,763
Shimao Group Holdings Ltd.[1]	334,500	1,069
Shimao Services Holdings Ltd.[1,2]	4,271	7

		12,264

American Funds Insurance Series      149

Global Balanced Fund (continued)

Common stocks (continued)

	Shares		Value (000)

Energy 1.25%

TC Energy Corp. (CAD denominated)		51,157	$2,080
Baker Hughes Co., Class A		78,260	1,632
Chevron Corp.		13,871	1,171
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)		73,448	825

			5,708

Utilities 1.00%

Enel SpA[1]		365,980	3,696
Brookfield Infrastructure Partners LP		17,213	852

			4,548

Total common stocks (cost: $171,327,000)			264,072

Preferred securities 0.45%

Information technology 0.45%

Samsung Electronics Co., Ltd., nonvoting preferred shares[1]		30,276	2,055

Total preferred securities (cost: $1,560,000)			2,055

	Principal amount (000)

Bonds, notes & other debt instruments 31.89%

Bonds & notes of governments & government agencies outside the U.S. 14.75%

Abu Dhabi (Emirate of) 2.50% 2022[3]		$200	207
Abu Dhabi (Emirate of) 0.75% 2023[3]		275	276
Abu Dhabi (Emirate of) 3.125% 2027[3]		200	225
Agricultural Development Bank of China 3.75% 2029	CNY	550	85
Agricultural Development Bank of China 2.96% 2030		4,350	630
Australia (Commonwealth of), Series 152, 2.75% 2028	A$	1,175	1,046
Australia (Commonwealth of), Series 162, 1.75% 2051		400	294
Bermuda 2.375% 2030[3]		$200	210
Brazil (Federative Republic of) 0% 2021	BRL	3,000	572
Brazil (Federative Republic of) 6.00% 2024[4]		2,395	532
Brazil (Federative Republic of) 10.00% 2027		1,200	273
Canada 2.25% 2025	C$	1,400	1,191
Canada 2.25% 2029		1,440	1,286
Chile (Republic of) 4.50% 2026	CLP	235,000	379
China (People’s Republic of), Series 1916, 3.12% 2026	CNY	6,650	1,017
China (People’s Republic of), Series INBK, 2.85% 2027		6,000	902
China (People’s Republic of), Series 1906, 3.29% 2029		5,500	845
China (People’s Republic of), Series 1910, 3.86% 2049		5,010	778
China (People’s Republic of), Series INBK, 3.39% 2050		300	43
China Development Bank Corp., Series 1805, 4.04% 2028		5,000	789
China Development Bank Corp., Series 1905, 3.48% 2029		11,780	1,785
Colombia (Republic of) 5.75% 2027	COP	2,154,200	669
Colombia (Republic of), Series B, 7.75% 2030		453,000	156
French Republic O.A.T. 3.25% 2045		€160	338
Germany (Federal Republic of) 0% 2025		910	1,152
Germany (Federal Republic of) 0.50% 2027		675	893
Germany (Federal Republic of) 0.25% 2029		830	1,091
Germany (Federal Republic of) 0% 2030		705	910
Germany (Federal Republic of) 0% 2030		400	516
Germany (Federal Republic of) 0% 2050		610	782
Greece (Hellenic Republic of) 3.375% 2025		475	659
Greece (Hellenic Republic of) 3.75% 2028		280	421
Greece (Hellenic Republic of) 3.875% 2029		270	418
Indonesia (Republic of) 3.75% 2022		$410	427
Indonesia (Republic of) 3.85% 2027[3]		400	458
Indonesia (Republic of), Series 78, 8.25% 2029	IDR	3,977,000	327
Indonesia (Republic of), Series 82, 7.00% 2030		1,000,000	77

150      American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Indonesia (Republic of), Series 87, 6.50% 2031	IDR	2,010,000	$150
Indonesia (Republic of), Series 74, 7.50% 2032		597,000	46
Indonesia (Republic of), Series 65, 6.625% 2033		1,493,000	109
Israel (State of) 2.875% 2024		€200	267
Israel (State of) 1.50% 2027		100	133
Israel (State of) 2.00% 2027	ILS	2,600	888
Israel (State of) 5.50% 2042		700	373
Italy (Republic of) 0.10% 2023[4]		€772	965
Italy (Republic of) 0.95% 2027		1,025	1,315
Japan, Series 134, 0.10% 2022		¥31,900	310
Japan, Series 17, 0.10% 2023[4]		10,450	101
Japan, Series 19, 0.10% 2024[4]		30,330	294
Japan, Series 18, 0.10% 2024[4]		20,780	202
Japan, Series 145, 0.10% 2025		110,200	1,078
Japan, Series 21, 0.10% 2026[4]		40,483	394
Japan, Series 346, 0.10% 2027		173,250	1,699
Japan, Series 22, 0.10% 2027[4]		25,376	247
Japan, Series 23, 0.10% 2028[4]		66,293	644
Japan, Series 24, 0.10% 2029[4]		213,289	2,076
Japan, Series 356, 0.10% 2029		112,800	1,105
Japan, Series 360, 0.10% 2030		415,150	4,052
Japan, Series 152, 1.20% 2035		212,000	2,339
Japan, Series 42, 1.70% 2044		94,100	1,156
Kuwait (State of) 2.75% 2022[3]		$200	206
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR	1,380	372
Malaysia (Federation of), Series 0417, 3.899% 2027		1,300	355
Malaysia (Federation of), Series 0418, 4.893% 2038		2,800	822
Malaysia (Federation of), Series 0519, 3.757% 2040		1,650	431
Malaysia (Federation of), Series 0216, 4.736% 2046		609	173
Morocco (Kingdom of) 4.25% 2022		$200	211
Morocco (Kingdom of) 3.50% 2024		€100	133
Morocco (Kingdom of) 1.375% 2026		130	160
Morocco (Kingdom of) 1.50% 2031		125	149
Morocco (Kingdom of) 1.50% 2031		100	119
Morocco (Kingdom of) 3.00% 2032[3]		$200	204
National Highways Authority of India 7.17% 2021	INR	30,000	424
Netherlands (Kingdom of the) 0% 2027		€810	1,029
Netherlands (Kingdom of the) 5.50% 2028		100	176
Norway (Kingdom of) 1.75% 2025	NKr	4,000	489
Nova Scotia (Province of) 3.15% 2051	C$	170	165
Panama (Republic of) 3.16% 2030		$265	294
Peru (Republic of) 2.392% 2026		90	96
Peru (Republic of) 6.15% 2032	PEN	600	202
Peru (Republic of) 5.625% 2050		$20	32
Philippines (Republic of) 1.648% 2031		200	203
Qatar (State of) 3.40% 2025[3]		200	221
Qatar (State of) 4.50% 2028[3]		500	607
Quebec (Province of) 1.90% 2030	C$	700	581
Romania 3.624% 2030		€692	1,011
Romania 3.624% 2030		225	329
Romania 2.00% 2032		100	128
Romania 3.50% 2034		65	95
Romania 3.875% 2035		170	255
Romania 3.375% 2038		250	352
Romania 4.625% 2049		184	304
Romania 4.625% 2049		25	41
Romania 3.375% 2050		73	103
Russian Federation 7.00% 2023	RUB	16,600	237
Russian Federation 2.875% 2025		€200	270
Russian Federation 2.875% 2025		100	135
Russian Federation 4.25% 2027		$200	229

American Funds Insurance Series      151

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Russian Federation 6.90% 2029	RUB	25,250	$367
Russian Federation 7.65% 2030		6,000	92
Russian Federation 8.50% 2031		5,530	90
Russian Federation 7.70% 2033		23,030	351
Russian Federation 7.25% 2034		8,140	120
Saudi Arabia (Kingdom of) 2.894% 2022[3]		$200	206
Saudi Arabia (Kingdom of) 3.625% 2028[3]		200	224
Serbia (Republic of) 3.125% 2027		€915	1,259
Singapore (Republic of) 2.625% 2028	S$	275	236
Singapore (Republic of) 2.875% 2029		155	137
Singapore (Republic of) 2.875% 2030		165	148
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR	2,200	98
South Africa (Republic of), Series R-2048, 8.75% 2048		6,300	353
South Korea (Republic of), Series 2209, 2.00% 2022	KRW	560,000	525
South Korea (Republic of), Series 2503, 1.50% 2025		639,700	595
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021		$250	218
Thailand (Kingdom of) 2.125% 2026	THB	16,450	594
Ukraine 6.75% 2026		€150	202
United Kingdom 1.75% 2022		£280	395
United Kingdom 2.75% 2024		50	76
United Kingdom 4.75% 2030		460	911
United Kingdom 4.25% 2032		280	553
United Kingdom 4.50% 2034		225	476
United Kingdom 0.625% 2035		600	833
United Kingdom 3.25% 2044		250	526
United Mexican States 0.70% 2021		¥100,000	968
United Mexican States, Series M, 7.50% 2027	MXN	25,740	1,473
United Mexican States, Series M20, 8.50% 2029		11,500	705
United Mexican States 2.659% 2031		$216	222
United Mexican States, Series M, 8.00% 2047	MXN	4,000	237

			67,135

U.S. Treasury bonds & notes 10.85%

U.S. Treasury 10.36%

U.S. Treasury 0.125% 2022		$8,318	8,319
U.S. Treasury 1.875% 2022		700	713
U.S. Treasury 1.875% 2022		600	617
U.S. Treasury 0.375% 2025		8,605	8,616
U.S. Treasury 2.25% 2027		700	774
U.S. Treasury 2.25% 2027		300	333
U.S. Treasury 2.875% 2028[5]		1,275	1,477
U.S. Treasury 2.875% 2028		700	813
U.S. Treasury 0.625% 2030		2,640	2,580
U.S. Treasury 0.625% 2030		650	633
U.S. Treasury 0.875% 2030		14,286	14,231
U.S. Treasury 2.875% 2046		400	511
U.S. Treasury 1.375% 2050[5]		8,058	7,540

			47,157

U.S. Treasury inflation-protected securities 0.49%

U.S. Treasury Inflation-Protected Security 0.25% 2029[4]		713	807
U.S. Treasury Inflation-Protected Security 1.375% 2044[4,5]		279	403
U.S. Treasury Inflation-Protected Security 1.00% 2049[4,5]		724	1,021

			2,231

Total U.S. Treasury bonds & notes			49,388

152      American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans 4.81%

Financials 1.23%

ACE INA Holdings Inc. 2.875% 2022	$10	$10
ACE INA Holdings Inc. 3.35% 2026	10	11
ACE INA Holdings Inc. 4.35% 2045	20	27
Allianz SE 4.75% 2049 (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[6]	€100	137
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]	$100	107
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[6]	500	511
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	236	267
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[6]	20	21
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[6]	€100	126
China Construction Bank Corp. 2.45% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.15% on 6/24/2025)[6]	$300	308
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[6]	175	192
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[6]	130	135
Goldman Sachs Group, Inc. 3.50% 2025	207	230
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[6]	78	95
Groupe BPCE SA 0.64% 2022	¥100,000	972
Groupe BPCE SA 5.70% 2023[3]	$200	227
Groupe BPCE SA 1.00% 2025	€100	127
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]	$200	228
JPMorgan Chase & Co. 3.25% 2022	28	30
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[6]	160	197
Mizuho Financial Group, Ltd. 2.721% 2023 (3-month USD-LIBOR + 0.84% on 7/16/2022)[6]	271	280
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[6]	200	202
Morgan Stanley 3.125% 2026	110	123
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[6]	72	78
New York Life Insurance Company 3.75% 2050[3]	23	28
PNC Financial Services Group, Inc. 2.854% 2022[6]	100	105
Rabobank Nederland 3.875% 2023	€100	134
Skandinaviska Enskilda Banken AB 2.80% 2022	$250	257
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	400	426

		5,591

Utilities 1.05%

Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[3]	200	212
Berkshire Hathaway Energy Company 3.70% 2030[3]	25	30
Berkshire Hathaway Energy Company 1.65% 2031[3]	175	175
CMS Energy Corp. 3.00% 2026	150	166
Duke Energy Carolinas, LLC 3.05% 2023	280	296
Duke Energy Progress, LLC 3.70% 2028	75	88
Edison International 4.125% 2028	160	178
Enel Finance International SA 2.75% 2023[3]	200	209
Enel Finance International SA 3.50% 2028[3]	200	228
Enersis Américas SA 4.00% 2026	35	39
Exelon Corp. 3.40% 2026	150	169
Exelon Corp., junior subordinated, 3.497% 2022[6]	25	26
FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)[6]	120	132
FirstEnergy Corp. 3.50% 2028[3]	35	37
Interstate Power and Light Co. 2.30% 2030	50	53
NextEra Energy Capital Holdings, Inc. 2.75% 2029	234	255
NextEra Energy Capital Holdings, Inc. 2.25% 2030	478	502
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	93
Pacific Gas and Electric Co. 2.95% 2026	25	26
Pacific Gas and Electric Co. 2.10% 2027	100	102
Pacific Gas and Electric Co. 4.65% 2028	114	130
Pacific Gas and Electric Co. 4.55% 2030	31	35
Pacific Gas and Electric Co. 2.50% 2031	600	602
Pacific Gas and Electric Co. 3.50% 2050	137	137

American Funds Insurance Series      153

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Corporate bonds, notes & loans (continued)

Utilities (continued)

State Grid Overseas Investment Ltd. 1.25% 2022		€100	$124
State Grid Overseas Investment Ltd. 3.50% 2027[3]		$450	501
Xcel Energy Inc. 3.35% 2026		216	244

			4,789

Communication services 0.48%

AT&T Inc. 2.75% 2031		375	401
AT&T Inc. 2.55% 2033[3]		64	66
Comcast Corp. 3.95% 2025		80	92
Deutsche Telekom International Finance BV 9.25% 2032		45	76
France Télécom 9.00% 2031[6]		65	107
KT Corp. 0.22% 2022		¥100,000	966
T-Mobile US, Inc. 2.05% 2028[3]		$200	208
Walt Disney Company 2.65% 2031		240	263

			2,179

Health care 0.46%

Abbott Laboratories 3.75% 2026		51	60
Aetna Inc. 2.80% 2023		10	10
Amgen Inc. 1.90% 2025		40	42
Amgen Inc. 2.20% 2027		30	32
AstraZeneca PLC 3.50% 2023		150	162
Bayer US Finance II LLC 3.875% 2023[3]		200	218
Becton, Dickinson and Company 2.894% 2022		47	49
Becton, Dickinson and Company 3.734% 2024		35	39
Becton, Dickinson and Company 3.70% 2027		43	49
Becton, Dickinson and Company 2.823% 2030		28	31
Bristol-Myers Squibb Co. 2.90% 2024		178	193
Cigna Corp. 4.125% 2025		80	92
EMD Finance LLC 3.25% 2025[3]		250	274
Medtronic, Inc. 3.50% 2025		31	35
Novartis Capital Corp. 1.75% 2025		31	33
Novartis Capital Corp. 2.00% 2027		34	36
Novartis Capital Corp. 2.20% 2030		73	78
Stryker Corp. 0.75% 2029		€210	267
Takeda Pharmaceutical Company, Ltd. 2.25% 2026		100	137
Thermo Fisher Scientific Inc. 4.133% 2025		$84	96
Upjohn Inc. 2.70% 2030[3]		142	151

			2,084

Energy 0.39%

Canadian Natural Resources Ltd. 2.95% 2030		161	173
Enbridge Inc. 4.25% 2026		70	82
Enbridge Inc. 3.70% 2027		45	51
Equinor ASA 1.75% 2026		35	37
Equinor ASA 2.375% 2030		70	75
Exxon Mobil Corp. 2.992% 2025		135	148
Exxon Mobil Corp. 3.482% 2030		170	198
Halliburton Company 3.80% 2025		3	3
MPLX LP 2.65% 2030		75	79
Petróleos Mexicanos 7.19% 2024	MXN	1,335	61
Petróleos Mexicanos 7.47% 2026		5,330	224
Saudi Arabian Oil Co. 1.625% 2025[3]		$200	205
Shell International Finance BV 3.50% 2023		330	359
Statoil ASA 3.70% 2024		50	55

			1,750

154      American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer discretionary 0.36%

Amazon.com, Inc. 2.80% 2024	$170	$184
Amazon.com, Inc. 1.20% 2027	50	51
Amazon.com, Inc. 2.50% 2050	305	316
Bayerische Motoren Werke AG 3.90% 2025[3]	70	79
Bayerische Motoren Werke AG 4.15% 2030[3]	70	85
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	200	201
Hyundai Capital America 3.25% 2022[3]	65	68
Hyundai Capital America 2.375% 2027[3]	109	114
Hyundai Capital Services Inc. 3.75% 2023[3]	250	266
Toyota Motor Credit Corp. 2.90% 2023	100	106
Toyota Motor Credit Corp. 3.00% 2025	100	110
Toyota Motor Credit Corp. 3.375% 2030	33	39

		1,619

Consumer staples 0.35%

Altria Group, Inc. 1.00% 2023	€110	137
Altria Group, Inc. 2.20% 2027	270	360
Anheuser-Busch InBev NV 4.00% 2028	$100	118
Anheuser-Busch InBev NV 4.75% 2029	220	272
British American Tobacco PLC 3.215% 2026	62	68
British American Tobacco PLC 3.557% 2027	105	117
British American Tobacco PLC 3.462% 2029	75	82
Conagra Brands, Inc. 4.30% 2024	210	235
Keurig Dr Pepper Inc. 4.597% 2028	175	213

		1,602

Real estate 0.19%

American Campus Communities, Inc. 3.75% 2023	100	106
American Campus Communities, Inc. 4.125% 2024	90	98
Corporate Office Properties LP 3.60% 2023	65	69
Equinix, Inc. 2.15% 2030	197	201
Essex Portfolio LP 3.50% 2025	120	133
Essex Portfolio LP 3.375% 2026	40	45
WEA Finance LLC 3.75% 2024[3]	200	211

		863

Industrials 0.15%

Carrier Global Corp. 2.242% 2025	36	38
Carrier Global Corp. 2.493% 2027	30	32
CCCI Treasure Ltd. 3.425%
(UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[6]	200	198
CSX Corp. 3.80% 2050	6	7
CSX Corp. 2.50% 2051	75	75
Lima Metro Line 2 Finance Ltd. 5.875% 2034[3]	105	127
United Technologies Corp. 4.125% 2028	170	203

		680

Information technology 0.13%

Broadcom Inc. 3.15% 2025	70	76
Broadcom Inc. 4.15% 2030	70	81
Microsoft Corp. 2.40% 2026	187	204
Oracle Corp. 2.65% 2026	216	238

		599

Materials 0.02%

Vale Overseas Ltd. 3.75% 2030	94	105

Total corporate bonds, notes & loans		21,861

American Funds Insurance Series      155

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)
Mortgage-backed obligations 1.42%

Other mortgage-backed securities 0.73%
Korea Housing Finance Corp. 2.00% 2021[3,7]		$250	$253
Nordea Kredit 0.50% 2040[7]	DKr	1,846	305
Nykredit Realkredit AS, Series 01E, 1.50% 2037[7]		821	140
Nykredit Realkredit AS, Series 01E, 0.50% 2040[7]		12,241	2,021
Nykredit Realkredit AS, Series 01E, 1.50% 2040[7]		2,102	358
Nykredit Realkredit AS, Series 01E, 0.50% 2050[7]		1,466	238

			3,315

Federal agency mortgage-backed obligations 0.69%

Fannie Mae Pool #MA4228 1.50% 2036[7]		$1,042	1,073
Freddie Mac Pool #SB8083 1.50% 2036[7]		267	275
Freddie Mac Pool #2B7343 3.711% 2049[7,8]		136	142
Government National Mortgage Assn. 4.00% 2051[7,9]		75	80
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[7]		18	19
Uniform Mortgage-Backed Security 1.50% 2036[7,9]		1,508	1,550

			3,139

Total mortgage-backed obligations			6,454

Municipals 0.04%

Ohio 0.02%

Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048		100	102

Texas 0.02%

Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		80	84

Total municipals			186

Asset-backed obligations 0.02%

OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[3,7,8]		93	95

Total bonds, notes & other debt instruments (cost: $137,636,000)			145,119

Short-term securities 9.30%

Money market investments 5.35%

Capital Group Central Cash Fund 0.12%[10,11]		243,271	24,329

Commercial paper 3.95%

Toronto-Dominion Bank 0.19% due 1/19/2021[3]		9,000	9,000
NRW.Bank 0.21% due 1/22/2021[3]		9,000	8,999

			17,999

Total short-term securities (cost: $42,325,000)			42,328

Total investment securities 99.66% (cost: $352,848,000)			453,574
Other assets less liabilities 0.34%			1,558

Net assets 100.00%			$455,132

156      American Funds Insurance Series

Global Balanced Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 12/31/2020[13] (000)	Unrealized appreciation at 12/31/2020 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	18	March 2021	$(1,800)	$(2,814)	$3

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2020 (000)
GBP	626	USD	833	Citibank	1/6/2021	$24
EUR	560	USD	665	Goldman Sachs	1/6/2021	19
ILS	800	USD	239	Standard Chartered Bank	1/6/2021	9
JPY	39,700	USD	383	UBS AG	1/6/2021	2
CAD	10	USD	8	Standard Chartered Bank	1/6/2021	— [14]
GBP	200	EUR	224	Citibank	1/6/2021	— [14]
USD	275	MXN	5,550	HSBC Bank	1/6/2021	(4)
PLN	1,400	USD	372	Citibank	1/7/2021	3
EUR	715	USD	860	Bank of New York Mellon	1/8/2021	14
CNH	3,320	USD	505	HSBC Bank	1/8/2021	6
USD	377	PLN	1,400	Barclays Bank PLC	1/8/2021	3
USD	451	EUR	370	Citibank	1/8/2021	(1)
USD	520	EUR	430	JPMorgan Chase	1/8/2021	(5)
USD	717	MXN	14,415	HSBC Bank	1/8/2021	(6)
USD	541	CAD	700	Standard Chartered Bank	1/8/2021	(9)
USD	397	ZAR	6,080	Standard Chartered Bank	1/8/2021	(16)
USD	899		ILS2,960	Citibank	1/8/2021	(23)
CAD	1,400	USD	1,094	Goldman Sachs	1/12/2021	6
USD	260	AUD	350	Citibank	1/12/2021	(10)
JPY	234,930	USD	2,252	HSBC Bank	1/14/2021	24
CLP	175,000	USD	237	Citibank	1/14/2021	9
KRW	320,500	USD	295	Standard Chartered Bank	1/14/2021	— [14]
USD	421	INR	31,100	HSBC Bank	1/14/2021	(4)
USD	11	RUB	800	Citibank	1/15/2021	— [14]
EUR	717	USD	871	Goldman Sachs	1/19/2021	5
CZK	11,700	EUR	444	Standard Chartered Bank	1/19/2021	2
USD	549	CAD	700	Barclays Bank PLC	1/19/2021	(1)
USD	513	CNH	3,360	Goldman Sachs	1/19/2021	(3)
USD	540	CZK	11,700	Standard Chartered Bank	1/19/2021	(5)
ILS	2,000	USD	617	Goldman Sachs	1/21/2021	6
MXN	8,100	USD	404	Morgan Stanley	1/21/2021	2
CNH	1,700	USD	261	Goldman Sachs	1/21/2021	— [14]
USD	174	JPY	18,000	Goldman Sachs	1/21/2021	— [14]
USD	523	ILS	1,700	JPMorgan Chase	1/21/2021	(6)
USD	545	BRL	2,788	Goldman Sachs	1/22/2021	8
KRW	476,000	USD	435	Citibank	1/22/2021	3
USD	431	KRW	476,000	Citibank	1/22/2021	(7)
EUR	3,234	USD	3,945	HSBC Bank	1/25/2021	8
CAD	1,170	USD	896	Morgan Stanley	1/29/2021	24
CAD	1,170	USD	897	Citibank	1/29/2021	22
MXN	6,630	USD	317	Morgan Stanley	1/29/2021	15
MXN	6,640	USD	319	Morgan Stanley	1/29/2021	13
ZAR	2,790	USD	177	JPMorgan Chase	1/29/2021	12
EUR	502	DKK	3,737	Citibank	1/29/2021	— [14]
EUR	63	DKK	467	Goldman Sachs	1/29/2021	— [14]
EUR	63	DKK	467	Citibank	1/29/2021	— [14]

American Funds Insurance Series      157

Global Balanced Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2020 (000)
EUR	1,219	DKK	9,069	Citibank	1/29/2021	$— [14]
USD	280	AUD	370	HSBC Bank	1/29/2021	(5)
USD	169	ZAR	2,790	Bank of America	1/29/2021	(21)
USD	617	MXN	13,270	Morgan Stanley	1/29/2021	(48)
USD	1,764	CAD	2,340	Citibank	1/29/2021	(74)
CAD	1,390	USD	1,074	Barclays Bank PLC	2/10/2021	18
USD	1,027	CAD	1,320	Goldman Sachs	2/10/2021	(11)

						$(2)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation at 12/31/2020 (000)
(0.0955)%	6-month EURIBOR	7/22/2024	€2,200	$21	$—	$21

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 12/31/2020 (000)
1.00%/Quarterly	CDX.NA.IG.35	12/20/2025	$3,800	$93	$93	$—	[14]

Investments in affiliates11

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 5.35%
Money market investments 5.35%
Capital Group Central Cash Fund 0.12%[10]	$2,825	$130,916	$109,410	$3	$(5)	$24,329	$103

158      American Funds Insurance Series

Global Balanced Fund (continued)

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $131,628,000, which represented 28.92% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $25,404,000, which represented 5.58% of the net assets of the fund.

[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $184,000, which represented .04% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Purchased on a TBA basis.
[10]	Rate represents the seven-day yield at 12/31/2020.
[11]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
[14]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD/A$ = Australian dollars

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CLP = Chilean pesos

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DKK/DKr = Danish kroner

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PEN = Peruvian nuevos soles

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RUB = Russian rubles

S$ = Singapore dollars

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

THB = Thai baht

USD/$ = U.S. dollars

ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series      159

Bond Fund

Investment portfolio December 31, 2020

Bonds, notes & other debt instruments 96.71%

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans 33.25%

Financials 7.75%

ACE INA Holdings Inc. 2.875% 2022	$3,625	$3,781
ACE INA Holdings Inc. 3.35% 2026	2,025	2,283
ACE INA Holdings Inc. 4.35% 2045	2,220	3,011
AerCap Holdings NV 6.50% 2025	1,798	2,151
Ally Financial Inc. 5.125% 2024	1,500	1,730
Ally Financial Inc. 8.00% 2031	8,479	12,081
Ally Financial Inc. 8.00% 2031	7,070	10,393
American International Group, Inc. 4.20% 2028	9,875	11,733
American International Group, Inc. 3.40% 2030	12,313	14,111
American International Group, Inc. 4.375% 2050	3,455	4,524
Assicurazioni Generali SpA 10.125% 2042 (3-month EUR-EURIBOR + 9.181% on 7/10/2022)[1]	€3,800	5,376
Banco Do Brasil, SA 4.75% 2024[2]	$10,000	10,775
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	16,676	18,867
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	2,515	2,542
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	21,177	21,463
Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	11,520
BNP Paribas 3.80% 2024[2]	18,775	20,490
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[1,2]	2,875	3,073
BNP Paribas 3.375% 2025[2]	6,425	7,049
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[1,2]	12,000	12,565
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[1]	5,410	5,728
CIT Group Inc. 4.75% 2024	2,066	2,263
Citigroup Inc. 4.60% 2026	1,800	2,111
Citigroup Inc. 3.668% 2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[1]	1,000	1,134
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	3,001	3,306
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	18,102	19,300
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[1]	18,470	22,399
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	4,450	4,620
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	12,000	12,555
Credit Suisse Group AG 3.80% 2023	12,925	13,927
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[1,2]	500	542
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]	850	895
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]	5,750	6,014
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	3,096	3,644
Deutsche Bank AG 3.15% 2021	28,037	28,068
Deutsche Bank AG 3.375% 2021	1,300	1,313
Deutsche Bank AG 4.25% 2021	27,043	27,116
Deutsche Bank AG 4.25% 2021	525	538
Deutsche Bank AG 3.30% 2022	2,695	2,812
Deutsche Bank AG 5.00% 2022	2,675	2,798
Deutsche Bank AG 3.95% 2023	6,350	6,751
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[1]	10,475	10,782
Deutsche Bank AG 3.70% 2024	4,950	5,330
Deutsche Bank AG 3.70% 2024	2,750	2,967
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[1]	8,835	9,662
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	42,015	42,990
Deutsche Bank AG 4.10% 2026	7,305	8,154
Deutsche Bank AG 4.10% 2026	857	950
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	2,900	3,151
GE Capital Funding, LLC 4.05% 2027[2]	5,346	6,119
GE Capital Funding, LLC 4.40% 2030[2]	10,000	11,791
Goldman Sachs Group, Inc. 5.75% 2022	4,800	5,074
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[1]	9,600	11,126
Goldman Sachs Group, Inc., junior subordinated, 5.30% (3-month USD-LIBOR + 3.834% on 11/10/2026)[1]	1,750	1,916
Groupe BPCE SA 2.75% 2023[2]	6,875	7,192
Groupe BPCE SA 5.70% 2023[2]	28,166	31,898
Groupe BPCE SA 5.15% 2024[2]	5,481	6,247
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	6,350	6,504

160      American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)

HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	$12,000	$14,200
Intesa Sanpaolo SpA 3.375% 2023[2]	10,035	10,514
Intesa Sanpaolo SpA 3.25% 2024[2]	770	823
Intesa Sanpaolo SpA 5.017% 2024[2]	68,143	74,578
Intesa Sanpaolo SpA 5.71% 2026[2]	15,400	17,634
Intesa Sanpaolo SpA 3.875% 2027[2]	6,250	6,866
Intesa Sanpaolo SpA 3.875% 2028[2]	1,986	2,194
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[1]	4,750	5,046
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[1]	9,600	10,958
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[1]	11,980	14,331
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	1,766	1,900
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)[1]	2,675	2,827
Lloyds Banking Group PLC 4.375% 2028	8,825	10,505
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]	1,405	1,985
MetLife, Inc. 3.60% 2025	3,490	3,954
Mizuho Financial Group, Inc. 0.849% 2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[1]	6,000	6,036
Morgan Stanley 2.50% 2021	19,200	19,320
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	2,300	2,461
New York Life Insurance Company 3.75% 2050[2]	5,749	6,884
PNC Financial Services Group, Inc. 2.854% 2022[1]	5,850	6,127
PNC Funding Corp. 3.30% 2022	8,700	8,989
Rede D’Or Finance SARL 4.50% 2030[2]	3,000	3,133
Santander Holdings USA, Inc. 3.50% 2024	8,325	8,997
Synchrony Financial 2.85% 2022	5,400	5,578
Synchrony Financial 4.375% 2024	3,640	4,009
Travelers Companies, Inc. 2.55% 2050	768	809
UBS Group AG 1.364% 2027 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)[1,2]	1,675	1,695
UniCredit SpA 3.75% 2022[2]	2,545	2,638
UniCredit SpA 6.572% 2022[2]	11,295	11,904
UniCredit SpA 4.625% 2027[2]	1,395	1,588
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	16,130	18,192
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[1,2]	10,221	12,362
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,2]	606	668
Wells Fargo & Company 2.10% 2021	16,800	16,971
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]	20,480	21,659
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[1]	10,408	10,968
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	14,200	15,038

		883,546

Energy 5.65%

Apache Corp. 4.625% 2025	645	678
Apache Corp. 4.875% 2027	5,475	5,812
Apache Corp. 4.25% 2030	2,465	2,593
Apache Corp. 4.75% 2043	12,100	12,569
Apache Corp. 4.25% 2044	2,100	2,077
Apache Corp. 5.35% 2049	800	823
Baker Hughes, a GE Co. 4.486% 2030	914	1,099
Boardwalk Pipeline Partners, LP 3.375% 2023	1,900	1,984
BP Capital Markets America Inc. 2.772% 2050	6,417	6,349
BP Capital Markets PLC 3.00% 2050	8,284	8,490
Canadian Natural Resources Ltd. 2.05% 2025	3,849	4,041
Canadian Natural Resources Ltd. 3.85% 2027	1,151	1,293
Canadian Natural Resources Ltd. 2.95% 2030	2,374	2,542
Cenovus Energy Inc. 3.80% 2023	1,120	1,164
Cenovus Energy Inc. 4.25% 2027	12,685	13,858
Cenovus Energy Inc. 5.25% 2037	770	872
Cenovus Energy Inc. 5.40% 2047	15,180	17,821

American Funds Insurance Series      161

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)

Cheniere Energy, Inc. 7.00% 2024	$410	$479
Cheniere Energy, Inc. 5.125% 2027	16,000	18,946
Cheniere Energy, Inc. 3.70% 2029	7,369	8,215
Chevron Corp. 2.355% 2022	4,800	4,973
Chevron Corp. 3.078% 2050	1,114	1,239
Chevron USA Inc. 2.343% 2050	1,365	1,330
Columbia Pipeline Partners LP 5.80% 2045	1,410	1,929
Concho Resources Inc. 4.30% 2028	6,095	7,207
Concho Resources Inc. 4.85% 2048	5,000	6,735
DCP Midstream Operating LP 4.95% 2022	500	517
Enbridge Energy Partners, LP 4.20% 2021	6,325	6,432
Enbridge Energy Partners, LP 5.875% 2025	7,700	9,420
Enbridge Energy Partners, LP 7.375% 2045	18,154	27,723
Enbridge Inc. 4.00% 2023	1,500	1,633
Energy Transfer Operating, LP 5.875% 2024	294	331
Energy Transfer Operating, LP 2.90% 2025	4,402	4,661
Energy Transfer Operating, LP 3.75% 2030	7,707	8,319
Energy Transfer Operating, LP 5.00% 2050	15,408	16,699
Energy Transfer Partners, LP 4.20% 2023	2,860	3,085
Energy Transfer Partners, LP 4.50% 2024	4,915	5,380
Energy Transfer Partners, LP 4.75% 2026	1,506	1,705
Energy Transfer Partners, LP 4.20% 2027	45	50
Energy Transfer Partners, LP 4.95% 2028	4,559	5,256
Energy Transfer Partners, LP 5.25% 2029	1,275	1,489
Energy Transfer Partners, LP 6.125% 2045	11,780	13,993
Energy Transfer Partners, LP 5.30% 2047	10,459	11,681
Energy Transfer Partners, LP 6.00% 2048	1,868	2,223
Energy Transfer Partners, LP 6.25% 2049	1,775	2,147
Energy Transfer Partners, LP, junior subordinated, 6.25% (3-month USD-LIBOR + 4.028% on 2/15/2023)[1]	7,850	6,260
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[1]	500	425
Enterprise Products Operating LLC 3.20% 2052	3,031	3,091
EOG Resources, Inc. 4.375% 2030	451	549
EOG Resources, Inc. 4.95% 2050	1,776	2,409
EQT Corp. 3.00% 2022	6,700	6,763
EQT Corp. 8.75% 2030	7,500	9,178
Equinor ASA 3.625% 2028	4,928	5,744
Equinor ASA 3.125% 2030	20,000	22,706
Equinor ASA 3.25% 2049	5,687	6,320
Exxon Mobil Corp. 3.043% 2026	4,625	5,127
Exxon Mobil Corp. 2.61% 2030	1,293	1,413
Exxon Mobil Corp. 3.452% 2051	4,701	5,373
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,167
Kinder Morgan Energy Partners, LP 5.50% 2044	700	881
Kinder Morgan, Inc. 5.30% 2034	760	937
MPLX LP 1.75% 2026	5,557	5,754
MPLX LP 4.00% 2028	4,665	5,368
MPLX LP 2.65% 2030	2,404	2,522
MPLX LP 5.50% 2049	4,741	6,243
Noble Energy, Inc. 3.25% 2029	744	855
Noble Energy, Inc. 5.05% 2044	2,407	3,386
Noble Energy, Inc. 4.95% 2047	4,845	6,889
Noble Energy, Inc. 4.20% 2049	10,334	13,419
Occidental Petroleum Corp. 2.90% 2024	4,336	4,180
Odebrecht Drilling Norbe 7.35% 2026[2,3]	37	10
Odebrecht Drilling Norbe 0% 2049[2]	1,150	7
ONEOK, Inc. 2.20% 2025	193	201
ONEOK, Inc. 5.85% 2026	896	1,074
ONEOK, Inc. 3.10% 2030	540	576
ONEOK, Inc. 6.35% 2031	2,794	3,587

162      American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)

ONEOK, Inc. 5.20% 2048	$9,563	$11,162
ONEOK, Inc. 4.50% 2050	1,266	1,331
ONEOK, Inc. 7.15% 2051	3,275	4,538
Petrobras Global Finance Co. 5.093% 2030	5,000	5,594
Petrobras Global Finance Co. 6.90% 2049	4,000	5,080
Petróleos Mexicanos 6.875% 2026	43,810	47,928
Petróleos Mexicanos 6.50% 2027	29,533	31,156
Pioneer Natural Resources Company 1.90% 2030	5,726	5,676
Plains All American Pipeline, LP 3.80% 2030	590	635
QEP Resources, Inc. 5.25% 2023	3,420	3,605
Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,421
Sabine Pass Liquefaction, LLC 5.625% 2023[1]	1,000	1,099
Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	9,149
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,667
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,991
Sabine Pass Liquefaction, LLC 4.50% 2030[2]	1,797	2,131
Saudi Arabian Oil Co. 2.875% 2024[2]	4,885	5,189
Saudi Arabian Oil Co. 1.625% 2025[2]	1,410	1,446
Schlumberger BV 4.00% 2025[2]	7,915	9,004
Shell International Finance BV 3.875% 2028	9,410	11,149
Southwestern Energy Co. 6.45% 2025[1]	920	956
Sunoco Logistics Operating Partners, LP 5.40% 2047	6,190	6,982
Targa Resources Partners LP 5.125% 2025	175	180
Targa Resources Partners LP 5.375% 2027	175	184
TC PipeLines, LP 4.375% 2025	405	457
Total Capital Canada Ltd. 2.75% 2023	2,140	2,273
Total Capital International 3.127% 2050	6,910	7,496
Total SE 2.986% 2041	1,726	1,889
Total SE 3.386% 2060	5,200	5,916
TransCanada PipeLines Ltd. 4.25% 2028	11,275	13,320
TransCanada PipeLines Ltd. 4.10% 2030	4,776	5,646
Transcontinental Gas Pipe Line Company, LLC 3.95% 2050	1,372	1,556
Western Midstream Operating, LP 4.10% 2025[1]	2,782	2,871
Western Midstream Operating, LP 4.05% 2030	2,202	2,453
Western Midstream Operating, LP 5.25% 2050	3,079	3,392
Williams Partners LP 4.50% 2023	500	552
Williams Partners LP 4.30% 2024	595	657
WPX Energy, Inc. 4.50% 2030	7,995	8,487

		644,494

Utilities 4.13%

Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[2]	10,500	11,896
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[2]	300	348
AEP Transmission Co. LLC 3.65% 2050	350	426
Alliant Energy Finance LLC 4.25% 2028[2]	500	581
Ameren Corp. 3.50% 2031	325	374
Ameren Corp. 4.50% 2049	2,875	3,914
American Electric Power Company, Inc. 2.30% 2030	1,825	1,909
Berkshire Hathaway Energy Company 4.50% 2045	5,895	7,475
Consolidated Edison Co. of New York, Inc. 3.875% 2047	9,200	10,892
Consumers Energy Co. 4.05% 2048	8,270	10,839
Consumers Energy Co. 3.75% 2050	5,625	7,074
Duke Energy Corp. 3.75% 2024	3,826	4,214
Duke Energy Florida, LLC 3.40% 2046	6,445	7,372
Duke Energy Progress, LLC 3.70% 2028	3,750	4,393
Edison International 3.125% 2022	2,900	3,013
Edison International 3.55% 2024	6,850	7,382
Edison International 4.95% 2025	175	200
Edison International 5.75% 2027	3,181	3,810
Edison International 4.125% 2028	3,644	4,064

American Funds Insurance Series      163

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Utilities (continued)

Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	$1,950	$2,282
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	1,000	1,170
Entergy Louisiana, LLC 4.20% 2048	6,325	8,245
Eversource Energy 2.75% 2022	527	541
Eversource Energy 3.80% 2023	5,000	5,478
Exelon Corp. 3.40% 2026	1,570	1,769
Exelon Corp. 4.05% 2030	1,250	1,481
Exelon Corp. 4.70% 2050	250	333
FirstEnergy Corp. 2.85% 2022 (3.10% on 1/15/2021)[1]	8,750	8,897
FirstEnergy Corp. 1.60% 2026	481	471
FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)[1]	12,178	13,434
FirstEnergy Corp. 3.50% 2028[2]	2,400	2,555
FirstEnergy Corp. 2.25% 2030	1,184	1,146
FirstEnergy Corp. 2.65% 2030	3,428	3,442
FirstEnergy Corp. 7.375% 2031	5,150	7,349
FirstEnergy Corp., Series B, 4.25% 2023 (4.75% on 3/15/2021)[1]	2,750	2,905
Georgia Power Co. 3.70% 2050	1,938	2,337
IPALCO Enterprises, Inc. 3.70% 2024	200	218
Mississippi Power Co. 4.25% 2042	11,247	13,614
NextEra Energy Capital Holdings, Inc. 2.25% 2030	2,700	2,833
Niagara Mohawk Power Corp. 3.508% 2024[2]	7,575	8,325
Niagara Mohawk Power Corp. 4.278% 2034[2]	1,000	1,248
Pacific Gas and Electric Co. 1.75% 2022	13,000	13,038
Pacific Gas and Electric Co. 3.25% 2023	5,615	5,862
Pacific Gas and Electric Co. 3.40% 2024	850	906
Pacific Gas and Electric Co. 2.95% 2026	9,436	9,988
Pacific Gas and Electric Co. 3.15% 2026	8,705	9,283
Pacific Gas and Electric Co. 2.10% 2027	456	463
Pacific Gas and Electric Co. 3.30% 2027	9,125	9,754
Pacific Gas and Electric Co. 3.30% 2027	4,675	5,009
Pacific Gas and Electric Co. 3.75% 2028	6,788	7,421
Pacific Gas and Electric Co. 4.65% 2028	7,900	9,030
Pacific Gas and Electric Co. 4.55% 2030	14,505	16,539
Pacific Gas and Electric Co. 2.50% 2031	19,695	19,745
Pacific Gas and Electric Co. 3.30% 2040	8,898	8,891
Pacific Gas and Electric Co. 3.75% 2042	7,825	7,885
Pacific Gas and Electric Co. 4.75% 2044	336	378
Pacific Gas and Electric Co. 3.95% 2047	2,835	2,941
Pacific Gas and Electric Co. 3.50% 2050	6,567	6,542
Progress Energy, Inc. 7.75% 2031	1,820	2,713
Public Service Electric and Gas Co. 3.20% 2029	6,000	6,849
Puget Energy, Inc. 6.00% 2021	3,135	3,245
Puget Energy, Inc. 5.625% 2022	8,004	8,477
Puget Energy, Inc. 3.65% 2025	3,000	3,312
San Diego Gas & Electric Co. 3.32% 2050	1,350	1,539
Southern California Edison Co. 3.70% 2025	1,275	1,431
Southern California Edison Co. 2.85% 2029	7,500	8,186
Southern California Edison Co. 4.20% 2029	11,700	13,853
Southern California Edison Co. 5.35% 2035	6,450	8,762
Southern California Edison Co. 5.75% 2035	4,550	6,291
Southern California Edison Co. 5.625% 2036	7,050	9,007
Southern California Edison Co. 5.55% 2037	2,775	3,553
Southern California Edison Co. 5.95% 2038	5,654	7,691
Southern California Edison Co. 4.50% 2040	8,620	10,400
Southern California Edison Co. 5.50% 2040	607	811
Southern California Edison Co. 4.00% 2047	9,061	10,644
Southern California Edison Co. 4.125% 2048	9,027	10,788
Southern California Edison Co. 4.875% 2049	5,034	6,649
Southern California Edison Co. 3.65% 2050	3,461	3,935
Southern California Edison Co., Series C, 3.60% 2045	2,717	3,015

164      American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Utilities (continued)

Southern California Gas Company 2.55% 2030	$625	$678
Southern Co. 3.70% 2030	5,450	6,318
Southern Co. 4.25% 2036	1,725	2,118
Southern Co. 4.40% 2046	787	991
Tampa Electric Co. 2.60% 2022	4,350	4,486
Wisconsin Power and Light Co. 3.65% 2050	1,550	1,842
Xcel Energy Inc. 3.30% 2025	5,650	6,215
Xcel Energy Inc. 2.60% 2029	2,925	3,169

		470,892

Health care 3.88%

Abbott Laboratories 3.40% 2023	910	987
Abbott Laboratories 3.75% 2026	2,244	2,630
Abbott Laboratories 4.75% 2036	4,565	6,291
AbbVie Inc. 3.20% 2022	9,600	10,054
AbbVie Inc. 3.20% 2029	23,754	26,648
Amgen Inc. 2.45% 2030	10,000	10,720
Anthem, Inc. 2.375% 2025	1,534	1,641
AstraZeneca PLC 4.00% 2029	5,920	7,056
Bayer US Finance II LLC 3.875% 2023[2]	8,783	9,576
Bayer US Finance II LLC 4.25% 2025[2]	17,570	20,106
Becton, Dickinson and Company 3.734% 2024	903	1,001
Becton, Dickinson and Company 4.669% 2047	3,395	4,458
Boston Scientific Corp. 3.375% 2022	350	365
Boston Scientific Corp. 3.85% 2025	255	288
Centene Corp. 4.75% 2025	325	334
Centene Corp. 4.25% 2027	14,860	15,786
Centene Corp. 4.625% 2029	14,945	16,611
Centene Corp. 3.375% 2030	15,718	16,561
Cigna Corp. 4.375% 2028	7,090	8,571
EMD Finance LLC 2.95% 2022[2]	2,100	2,157
Gilead Sciences, Inc. 1.20% 2027	3,828	3,859
GlaxoSmithKline PLC 3.375% 2023	16,800	18,030
Laboratory Corp. of America Holdings 4.70% 2045	4,160	5,465
Novartis Capital Corp. 1.75% 2025	2,361	2,478
Novartis Capital Corp. 2.20% 2030	5,446	5,851
Shire PLC 3.20% 2026	15,100	16,901
Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,911	4,908
Teva Pharmaceutical Finance Co. BV 2.80% 2023	16,420	16,286
Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	49,828
Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	66,315
Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	30,394
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	41,649
UnitedHealth Group Inc. 3.35% 2022	4,385	4,597
UnitedHealth Group Inc. 3.75% 2025	5,410	6,166
Zimmer Holdings, Inc. 3.15% 2022	7,845	8,070

		442,638

Consumer discretionary 3.74%

Carnival Corp. 11.50% 2023[2]	9,140	10,582
DaimlerChrysler North America Holding Corp. 1.75% 2023[2]	8,000	8,216
DaimlerChrysler North America Holding Corp. 3.35% 2023[2]	2,000	2,118
Ford Motor Credit Co. 4.375% 2023	16,400	17,056
Ford Motor Credit Co. 4.063% 2024	17,230	18,123
Ford Motor Credit Co. 3.815% 2027	3,630	3,737
Ford Motor Credit Co. 4.125% 2027	28,345	29,727
Ford Motor Credit Co. 4.271% 2027	17,442	18,314
Ford Motor Credit Co. 5.113% 2029	8,075	9,003
General Motors Company 5.40% 2023	421	472
General Motors Company 6.125% 2025	28,743	34,886

American Funds Insurance Series      165

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)

General Motors Company 6.80% 2027	$1,030	$1,325
General Motors Company 5.00% 2035	5,000	6,026
General Motors Company 6.75% 2046	1,093	1,579
General Motors Company 5.40% 2048	7,200	9,068
General Motors Company 5.95% 2049	334	452
General Motors Financial Co. 3.15% 2022	25	26
General Motors Financial Co. 3.45% 2022	200	205
General Motors Financial Co. 3.55% 2022	3,703	3,863
General Motors Financial Co. 3.25% 2023	964	1,011
General Motors Financial Co. 3.70% 2023	2,076	2,202
General Motors Financial Co. 5.20% 2023	4,371	4,795
General Motors Financial Co. 3.50% 2024	9,945	10,757
General Motors Financial Co. 3.95% 2024	6,269	6,830
General Motors Financial Co. 5.10% 2024	1,081	1,210
General Motors Financial Co. 2.75% 2025	3,819	4,086
General Motors Financial Co. 2.90% 2025	1,032	1,103
General Motors Financial Co. 4.00% 2025	587	647
General Motors Financial Co. 4.35% 2025	11,358	12,692
General Motors Financial Co. 5.25% 2026	995	1,174
General Motors Financial Co. 2.70% 2027	6,079	6,454
General Motors Financial Co. 3.60% 2030	465	519
Home Depot, Inc. 4.40% 2021	7,200	7,200
Home Depot, Inc. 2.95% 2029	6,081	6,914
Home Depot, Inc. 4.50% 2048	1,915	2,691
Hyundai Capital America 3.75% 2021[2]	8,500	8,626
Hyundai Capital America 2.85% 2022[2]	4,118	4,270
Hyundai Capital America 3.00% 2022[2]	4,500	4,642
Hyundai Capital America 3.25% 2022[2]	1,521	1,584
Hyundai Capital America 3.95% 2022[2]	8,000	8,268
Hyundai Capital America 1.25% 2023[2]	3,150	3,189
Hyundai Capital America 2.375% 2023[2]	9,977	10,292
Hyundai Capital America 3.40% 2024[2]	8,180	8,730
Hyundai Capital America 1.80% 2025[2]	12,714	13,047
Hyundai Capital America 2.65% 2025[2]	13,054	13,854
Hyundai Capital America 2.375% 2027[2]	6,264	6,575
Hyundai Capital America 3.00% 2027[2]	10,408	11,325
International Game Technology PLC 6.25% 2027[2]	880	1,009
International Game Technology PLC 5.25% 2029[2]	4,075	4,397
McDonald’s Corp. 2.125% 2030	2,482	2,620
McDonald’s Corp. 4.45% 2047	3,535	4,593
McDonald’s Corp. 3.625% 2049	2,938	3,454
MGM Resorts International 7.75% 2022	2,000	2,134
NIKE, Inc. 3.25% 2040	6,171	7,183
NIKE, Inc. 3.875% 2045	1,560	2,025
Nissan Motor Co., Ltd. 2.60% 2022[2]	1,415	1,452
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	309
Starbucks Corp. 3.75% 2047	3,785	4,429
Starbucks Corp. 4.50% 2048	7,680	10,027
Toyota Motor Credit Corp. 3.375% 2030	6,664	7,802
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	4,510	4,649
Volkswagen Group of America Finance, LLC 2.70% 2022[2]	2,473	2,565
Volkswagen Group of America Finance, LLC 3.125% 2023[2]	2,459	2,598
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	15,000	16,512
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	2,996	3,202
Volkswagen Group of America Finance, LLC 3.35% 2025[2]	2,636	2,900
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,177	1,373
Volkswagen Group of America Finance, LLC 1.625% 2027[2]	1,645	1,660

		426,358

166      American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Industrials 2.75%

Air Lease Corp. 2.875% 2026	$11,453	$12,127
Airbus Group SE 2.70% 2023[2]	2,120	2,227
Avolon Holdings Funding Ltd. 3.625% 2022[2]	2,810	2,872
Avolon Holdings Funding Ltd. 3.95% 2024[2]	12,514	13,225
Avolon Holdings Funding Ltd. 4.25% 2026[2]	3,302	3,560
Avolon Holdings Funding Ltd. 3.25% 2027[2]	8,000	8,181
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[1]	1,680	1,922
Boeing Company 4.508% 2023	7,801	8,435
Boeing Company 1.95% 2024	8,719	8,983
Boeing Company 2.80% 2024	500	525
Boeing Company 4.875% 2025	31,752	36,216
Boeing Company 2.75% 2026	15,262	16,056
Boeing Company 3.10% 2026	649	695
Boeing Company 2.70% 2027	12,728	13,241
Boeing Company 5.04% 2027	10,099	11,818
Boeing Company 3.25% 2028	5,379	5,770
Boeing Company 3.25% 2028	1,925	2,039
Boeing Company 3.45% 2028	1,400	1,504
Boeing Company 3.20% 2029	675	713
Boeing Company 5.15% 2030	13,626	16,514
Boeing Company 3.625% 2031	7,358	8,074
Boeing Company 3.90% 2049	1,411	1,497
Boeing Company 5.805% 2050	1,782	2,462
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[2]	2,485	2,609
Carrier Global Corp. 2.722% 2030	855	914
Carrier Global Corp. 3.377% 2040	15,000	16,400
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	38	38
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	164	163
GE Capital International Funding Co. 4.418% 2035	20,075	23,965
General Electric Capital Corp. 3.373% 2025	4,615	5,139
General Electric Capital Corp. 6.15% 2037	1,425	1,967
General Electric Co. 3.45% 2027	1,250	1,412
General Electric Co. 3.625% 2030	675	772
General Electric Co. 4.25% 2040	5,500	6,502
General Electric Co. 4.35% 2050	6,575	7,997
Mexico City Airport Trust 5.50% 2046	1,959	2,090
Mexico City Airport Trust 5.50% 2047	5,909	6,238
Mexico City Airport Trust 5.50% 2047[2]	1,132	1,195
Northrop Grumman Corp. 3.25% 2028	10,845	12,266
Union Pacific Corp. 2.15% 2027	2,213	2,354
Union Pacific Corp. 2.40% 2030	4,454	4,802
Union Pacific Corp. 3.25% 2050	7,000	7,980
United Rentals, Inc. 5.50% 2027	5,000	5,366
United Technologies Corp. 3.125% 2027	9,525	10,695
Vinci SA 3.75% 2029[2]	12,456	14,620

		314,140

Consumer staples 2.24%

Altria Group, Inc. 2.85% 2022	4,800	4,986
Altria Group, Inc. 4.40% 2026	8,840	10,266
Altria Group, Inc. 4.50% 2043	1,585	1,820
Altria Group, Inc. 5.95% 2049	9,039	12,664
Anheuser-Busch InBev NV 4.75% 2029	7,500	9,255
Anheuser-Busch InBev NV 5.55% 2049	11,149	15,850
Anheuser-Busch InBev NV 4.50% 2050	5,000	6,302
British American Tobacco International Finance PLC 3.95% 2025[2]	16,879	18,997
British American Tobacco International Finance PLC 1.668% 2026	4,070	4,168
British American Tobacco PLC 3.557% 2027	10,991	12,241
British American Tobacco PLC 2.259% 2028	4,348	4,517

American Funds Insurance Series      167

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer staples (continued)

British American Tobacco PLC 4.39% 2037	$1,500	$1,679
British American Tobacco PLC 4.54% 2047	12,786	14,199
British American Tobacco PLC 4.758% 2049	23,659	27,475
Conagra Brands, Inc. 5.30% 2038	436	584
Conagra Brands, Inc. 5.40% 2048	57	81
Constellation Brands, Inc. 3.50% 2027	7,500	8,470
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 0.770% 2021[4]	10,620	10,636
General Mills, Inc. 3.20% 2021	2,170	2,187
Imperial Tobacco Finance PLC 3.50% 2023[2]	2,335	2,446
JBS Investments GmbH II 7.00% 2026[2]	3,868	4,181
JBS Investments GmbH II 7.00% 2026	1,665	1,800
Keurig Dr Pepper Inc. 4.057% 2023	6,190	6,730
Keurig Dr Pepper Inc. 4.597% 2028	10,752	13,101
Molson Coors Brewing Co. 2.10% 2021	2,415	2,435
Molson Coors Brewing Co. 4.20% 2046	9,955	11,423
Philip Morris International Inc. 4.25% 2044	9,550	12,029
Reynolds American Inc. 4.45% 2025	14,570	16,598
Reynolds American Inc. 5.85% 2045	1,970	2,521
Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,321
Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,694

		255,656

Communication services 1.48%

AT&T Inc. 2.55% 2033[2]	4,953	5,104
AT&T Inc. 3.50% 2053[2]	1,915	1,915
AT&T Inc. 3.55% 2055[2]	8,325	8,297
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[2]	4,800	5,100
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,968
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	6,547
CenturyLink, Inc. 4.00% 2027[2]	16,374	16,929
CenturyLink, Inc. 7.65% 2042	5,000	6,066
Comcast Corp. 3.15% 2028	7,200	8,130
Comcast Corp. 2.65% 2030	7,500	8,199
Comcast Corp. 4.00% 2048	5,000	6,292
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[2]	5,170	5,280
SoftBank Group Corp. 3.36% 2023[2]	2,175	2,199
Tencent Holdings Ltd. 2.39% 2030[2]	10,000	10,264
T-Mobile US, Inc. 3.50% 2025[2]	3,275	3,622
T-Mobile US, Inc. 3.75% 2027[2]	5,000	5,699
T-Mobile US, Inc. 3.875% 2030[2]	4,500	5,217
T-Mobile US, Inc. 3.00% 2041[2]	2,100	2,181
T-Mobile US, Inc. 4.50% 2050[2]	11,575	14,298
Verizon Communications Inc. 4.40% 2034	5,080	6,342
Verizon Communications Inc. 2.875% 2050	3,000	3,026
Vodafone Group PLC 4.375% 2028	10,000	11,979
Vodafone Group PLC 4.25% 2050	3,050	3,785
Walt Disney Company 2.65% 2031	15,000	16,450

		168,889

Information technology 1.02%

Apple Inc. 1.55% 2021	11,630	11,714
Broadcom Inc. 3.625% 2024	3,000	3,297
Broadcom Inc. 3.15% 2025	5,000	5,462
Broadcom Inc. 4.25% 2026	41,375	47,428
Broadcom Ltd. 3.875% 2027	14,860	16,706
Financial & Risk US Holdings, Inc. 6.25% 2026[2]	3,325	3,556
Microsoft Corp. 2.525% 2050	10,000	10,546

168      American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Information technology (continued)

PayPal Holdings, Inc. 1.65% 2025	$6,989	$7,308
Simon Property Group, LP 3.50% 2025	4,775	5,305
Simon Property Group, LP 2.65% 2030	5,225	5,569

		116,891

Real estate 0.36%

Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,657
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	184
American Campus Communities, Inc. 3.75% 2023	2,900	3,066
American Campus Communities, Inc. 3.875% 2031	620	703
Corporate Office Properties LP 5.25% 2024	10	11
Equinix, Inc. 2.90% 2026	3,287	3,599
Equinix, Inc. 3.20% 2029	3,846	4,245
Essex Portfolio LP 3.25% 2023	335	353
Essex Portfolio LP 3.875% 2024	1,000	1,099
Hospitality Properties Trust 5.00% 2022	1,270	1,295
Hospitality Properties Trust 4.50% 2025	855	844
Hospitality Properties Trust 3.95% 2028	1,710	1,655
Iron Mountain Inc. 4.875% 2027[2]	1,605	1,682
Iron Mountain Inc. 5.25% 2028[2]	3,500	3,700
Iron Mountain Inc. 4.875% 2029[2]	2,770	2,925
Iron Mountain Inc. 5.25% 2030[2]	3,000	3,244
Iron Mountain Inc. 4.50% 2031[2]	2,080	2,181
Kimco Realty Corp. 3.40% 2022	1,045	1,098
Omega Healthcare Investors, Inc. 4.375% 2023	900	974
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,072
Scentre Group 2.375% 2021[2]	175	176
Scentre Group 3.50% 2025[2]	4,565	4,885

		40,648

Materials 0.25%

Air Products and Chemicals, Inc. 2.70% 2040	5,736	6,182
Braskem SA 4.50% 2030[2]	2,500	2,572
LYB International Finance III, LLC 2.25% 2030	3,802	3,935
LYB International Finance III, LLC 3.375% 2040	2,996	3,208
LYB International Finance III, LLC 3.625% 2051	8,881	9,723
LYB International Finance III, LLC 3.80% 2060	2,833	3,061

		28,681

Total corporate bonds, notes & loans		3,792,833

Mortgage-backed obligations 31.72%

Federal agency mortgage-backed obligations 30.74%

Fannie Mae Pool #976945 5.50% 2023[5]	67	68
Fannie Mae Pool #AB1068 4.50% 2025[5]	136	145
Fannie Mae Pool #AB4088 3.00% 2026[5]	629	662
Fannie Mae Pool #AJ9156 3.00% 2026[5]	326	343
Fannie Mae Pool #AJ6967 3.00% 2026[5]	164	173
Fannie Mae Pool #AJ5522 3.00% 2026[5]	4	4
Fannie Mae Pool #256133 4.50% 2026[5]	161	175
Fannie Mae Pool #AK5394 3.00% 2027[5]	774	814
Fannie Mae Pool #AL5603 3.00% 2027[5]	685	719
Fannie Mae Pool #AX3597 3.00% 2027[5]	318	335
Fannie Mae Pool #AL4641 3.00% 2027[5]	300	315
Fannie Mae Pool #AB4281 3.00% 2027[5]	136	143
Fannie Mae Pool #AJ9355 3.00% 2027[5]	88	92
Fannie Mae Pool #AB4486 3.00% 2027[5]	69	73
Fannie Mae Pool #AB5236 3.00% 2027[5]	27	29
Fannie Mae Pool #AO0800 3.00% 2027[5]	24	25
Fannie Mae Pool #AK0971 3.00% 2027[5]	12	12
Fannie Mae Pool #AL3802 3.00% 2028[5]	957	1,005

American Funds Insurance Series      169

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Fannie Mae Pool #AR3058 3.00% 2028[5]	$107		$113
Fannie Mae Pool #AL8241 3.00% 2029[5]	908		954
Fannie Mae Pool #BM4299 3.00% 2030[5]	2,701		2,834
Fannie Mae Pool #AL9573 3.00% 2031[5]	109		114
Fannie Mae Pool #AS8018 3.00% 2031[5]	81		87
Fannie Mae Pool #BM4741 3.00% 2032[5]	66		69
Fannie Mae Pool #MA4229 2.00% 2036[5]	58,877		61,594
Fannie Mae Pool #924866 2.265% 2037[4,5]	728		737
Fannie Mae Pool #945680 6.00% 2037[5]	709		840
Fannie Mae Pool #913966 6.00% 2037[5]	70		81
Fannie Mae Pool #889982 5.50% 2038[5]	1,514		1,779
Fannie Mae Pool #988588 5.50% 2038[5]	271		319
Fannie Mae Pool #AB1297 5.00% 2040[5]	323		376
Fannie Mae Pool #AH8144 5.00% 2041[5]	1,915		2,228
Fannie Mae Pool #AH9479 5.00% 2041[5]	1,866		2,170
Fannie Mae Pool #AI1862 5.00% 2041[5]	1,569		1,825
Fannie Mae Pool #AI3510 5.00% 2041[5]	923		1,073
Fannie Mae Pool #AJ0704 5.00% 2041[5]	837		974
Fannie Mae Pool #AJ5391 5.00% 2041[5]	479		554
Fannie Mae Pool #BM6240 2.754% 2044[4,5]	3,104		3,245
Fannie Mae Pool #AZ3904 4.00% 2045[5]	85		92
Fannie Mae Pool #AL8522 3.50% 2046[5]	1,516		1,656
Fannie Mae Pool #BD1968 4.00% 2046[5]	2,149		2,347
Fannie Mae Pool #BE0592 4.00% 2046[5]	851		912
Fannie Mae Pool #BD5477 4.00% 2046[5]	517		566
Fannie Mae Pool #CA0770 3.50% 2047[5]	10,841		11,523
Fannie Mae Pool #BJ1910 3.50% 2047[5]	4,361		4,626
Fannie Mae Pool #CA0706 4.00% 2047[5]	268		288
Fannie Mae Pool #MA3058 4.00% 2047[5]	108		116
Fannie Mae Pool #BM4413 4.50% 2047[5]	7,086		7,724
Fannie Mae Pool #BF0293 3.00% 2048[5]	13,107		13,989
Fannie Mae Pool #BF0318 3.50% 2048[5]	12,283		13,278
Fannie Mae Pool #CA1189 3.50% 2048[5]	3,157		3,352
Fannie Mae Pool #BK0920 4.00% 2048[5]	1,600		1,709
Fannie Mae Pool #BJ9252 4.00% 2048[5]	506		540
Fannie Mae Pool #MA3384 4.00% 2048[5]	308		330
Fannie Mae Pool #BJ9256 4.00% 2048[5]	287		306
Fannie Mae Pool #BJ0639 4.00% 2048[5]	214		229
Fannie Mae Pool #BJ9169 4.00% 2048[5]	182		195
Fannie Mae Pool #BK0915 4.00% 2048[5]	150		160
Fannie Mae Pool #BJ5749 4.00% 2048[5]	33		36
Fannie Mae Pool #BM4676 4.00% 2048[5]	25		27
Fannie Mae Pool #CA2493 4.50% 2048[5]	1,774		1,928
Fannie Mae Pool #CA4534 3.00% 2049[5]	16,409		17,767
Fannie Mae Pool #CA3807 3.00% 2049[5]	2,275		2,468
Fannie Mae Pool #CA3806 3.00% 2049[5]	1,230		1,338
Fannie Mae Pool #FM0007 3.50% 2049[5]	31,664		34,351
Fannie Mae Pool #CA4802 3.50% 2049[5]	30,616		33,658
Fannie Mae Pool #FM1954 3.50% 2049[5]	14,979		16,159
Fannie Mae Pool #FM1589 3.50% 2049[5]	9,307		10,016
Fannie Mae Pool #FM2092 3.50% 2049[5]	9,040		9,875
Fannie Mae Pool #FM1262 4.00% 2049[5]	125,351		136,525
Fannie Mae Pool #MA4256 2.50% 2051[5]	2,843		2,998
Fannie Mae Pool #BF0264 3.50% 2058[5]	14,025		15,509
Fannie Mae Pool #BF0332 3.00% 2059[5]	30,573		33,245
Fannie Mae, Series 2001-4, Class GA, 9.081% 2025[4,5]	—	[6]	—	[6]
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	10		12
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[5]	23		28
Fannie Mae, Series 2002-W1, Class 2A, 5.522% 2042[4,5]	30		34
Freddie Mac Pool #ZA2657 3.00% 2026[5]	455		479
Freddie Mac Pool #ZK3537 3.00% 2026[5]	88		92

170      American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Freddie Mac Pool #ZK4277 3.00% 2027[5]	$575	$605
Freddie Mac Pool #ZK3836 3.00% 2027[5]	190	200
Freddie Mac Pool #ZK3970 3.00% 2027[5]	181	190
Freddie Mac Pool #ZS6521 3.00% 2027[5]	119	125
Freddie Mac Pool #ZK3893 3.00% 2027[5]	59	62
Freddie Mac Pool #ZK4162 3.00% 2027[5]	45	47
Freddie Mac Pool #ZS8452 3.00% 2027[5]	15	15
Freddie Mac Pool #ZK4039 3.00% 2027[5]	6	7
Freddie Mac Pool #ZS8463 3.00% 2027[5]	6	6
Freddie Mac Pool #ZS8507 3.00% 2028[5]	225	236
Freddie Mac Pool #ZK7590 3.00% 2029[5]	4,648	4,925
Freddie Mac Pool #ZK7593 3.00% 2029[5]	235	249
Freddie Mac Pool #ZT1931 3.00% 2033[5]	306	322
Freddie Mac Pool #A15120 5.50% 2033[5]	64	72
Freddie Mac Pool #QN1073 3.00% 2034[5]	154	163
Freddie Mac Pool #SB8083 1.50% 2036[5]	14,702	15,135
Freddie Mac Pool #SB8084 2.00% 2036[5]	15,986	16,724
Freddie Mac Pool #G05196 5.50% 2038[5]	84	99
Freddie Mac Pool #G05267 5.50% 2038[5]	62	73
Freddie Mac Pool #G06020 5.50% 2039[5]	121	142
Freddie Mac Pool #A93948 4.50% 2040[5]	269	303
Freddie Mac Pool #G05860 5.50% 2040[5]	448	525
Freddie Mac Pool #G06868 4.50% 2041[5]	294	329
Freddie Mac Pool #G06841 5.50% 2041[5]	689	810
Freddie Mac Pool #841039 3.54% 2043[4,5]	3,059	3,166
Freddie Mac Pool #G60138 3.50% 2045[5]	23,567	25,901
Freddie Mac Pool #Z40130 3.00% 2046[5]	29,938	32,684
Freddie Mac Pool #G61733 3.00% 2047[5]	7,668	8,318
Freddie Mac Pool #Q52157 3.50% 2047[5]	4,216	4,476
Freddie Mac Pool #G08789 4.00% 2047[5]	1,664	1,788
Freddie Mac Pool #G67709 3.50% 2048[5]	23,635	25,832
Freddie Mac Pool #G67710 3.50% 2048[5]	21,713	23,367
Freddie Mac Pool #G61628 3.50% 2048[5]	657	712
Freddie Mac Pool #SI2002 4.00% 2048[5]	3,356	3,592
Freddie Mac Pool #Q58494 4.00% 2048[5]	1,884	2,015
Freddie Mac Pool #QA4673 3.00% 2049[5]	42,800	46,229
Freddie Mac Pool #SD7507 3.00% 2049[5]	28,385	30,699
Freddie Mac Pool #SD7509 3.00% 2049[5]	8,724	9,372
Freddie Mac Pool #QA5125 3.50% 2049[5]	27,889	30,661
Freddie Mac Pool #SD7508 3.50% 2049[5]	19,850	21,774
Freddie Mac Pool #RA1369 3.50% 2049[5]	4,667	5,071
Freddie Mac Pool #ZN4842 3.50% 2049[5]	1,676	1,818
Freddie Mac Pool #RA2020 3.00% 2050[5]	3,353	3,604
Freddie Mac Pool #SD7514 3.50% 2050[5]	39,178	42,144
Freddie Mac, Series 3061, Class PN, 5.50% 2035[5]	90	105
Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	236	272
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[5]	6,104	6,143
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[5]	4,300	4,402
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[5]	9,240	9,432
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	189	177
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[5]	190	175
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[5]	15,166	16,431
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[5]	3,146	3,429
Government National Mortgage Assn. 2.00% 2051[5,7]	285,328	297,877
Government National Mortgage Assn. 2.00% 2051[5,7]	144,122	150,225
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[5]	38,672	41,466
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[5]	5,631	6,024
Government National Mortgage Assn. Pool #MA6221 4.50% 2049[5]	17,517	18,955
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[5]	1,913	2,071
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[5]	44,710	48,986
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[5]	119	131

American Funds Insurance Series      171

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Uniform Mortgage-Backed Security 1.50% 2036[5,7]	$408,695	$419,729
Uniform Mortgage-Backed Security 1.50% 2036[5,7]	343,501	352,950
Uniform Mortgage-Backed Security 2.00% 2036[5,7]	197,784	206,562
Uniform Mortgage-Backed Security 2.00% 2051[5,7]	330,010	341,624
Uniform Mortgage-Backed Security 2.00% 2051[5,7]	170,554	176,843
Uniform Mortgage-Backed Security 2.50% 2051[5,7]	134,685	141,513
Uniform Mortgage-Backed Security 2.50% 2051[5,7]	86,091	90,588
Uniform Mortgage-Backed Security 3.00% 2051[5,7]	166,000	174,066
Uniform Mortgage-Backed Security 3.50% 2051[5,7]	31,602	33,449
Uniform Mortgage-Backed Security 4.00% 2051[5,7]	52,938	56,615
Uniform Mortgage-Backed Security 4.50% 2051[5,7]	68,056	73,853

		3,506,261

Collateralized mortgage-backed obligations (privately originated) 0.64%

Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[2,5]	390	394
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.748% 2029[2,4,5]	3,175	3,181
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[2,5]	1,381	1,426
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[2,4,5]	1,127	1,167
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[2,4,5]	1,038	1,050
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[2,4,5]	1,546	1,572
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[2,4,5]	1,950	1,960
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[2,4,5]	475	478
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[2,4,5]	243	241
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[2,4,5]	1,162	1,163
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[2,4,5]	1,479	1,491
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[2,5]	1,612	1,674
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 2030[2,4,5]	1,400	1,407
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[2,4,5]	500	490
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 2030[2,4,5]	253	243
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[2,5]	4,485	4,866
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[2,5]	3,798	4,172
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[2,4,5]	4,399	4,584
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[2,4,5]	1,529	1,536
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.149% 2022[2,4,5]	6,556	6,571
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, Class A1, (1-month USD-LIBOR + 1.00%) 1.149% 2023[2,4,5]	11,402	11,490
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[2,4,5]	2,119	2,187
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[2,4,5]	1,684	1,697
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[2,5]	17,877	18,323

		73,363

Commercial mortgage-backed securities 0.34%

Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[5]	100	117
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[5]	770	915
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[5]	1,018	1,156
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[5]	130	147
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[5]	205	237
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[4,5]	2,444	2,916
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[5]	295	317
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[5]	2,541	3,057
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[4,5]	781	955
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[5]	250	277
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[5]	610	687
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[2,5]	430	425
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[2,4,5]	312	330
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[5]	350	385
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.563% 2048[4,5]	204	211
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[4,5]	300	318

172      American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Commercial mortgage-backed securities (continued)

Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[5]	$200	$219
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[2,5]	2,601	2,759
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.555% 2044[2,4,5]	530	529
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[5]	400	457
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[5]	100	119
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[5]	1,536	1,656
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[5]	3,280	3,597
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[5]	240	272
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[5]	640	732
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[2,5]	785	818
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[4,5]	2,040	2,327
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2,5]	153	153
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[5]	2,038	2,224
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306% 2048[5]	410	447
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72% 2049[5]	245	281
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[5]	730	814
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.608% 2049[4,5]	208	204
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 2048[5]	2,437	2,714
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.094% 2048[4,5]	220	225
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[5]	350	360
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[5]	130	143
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[5]	2,550	2,932
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[5]	1,019	1,154
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[5]	250	280
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[5]	205	235

		38,101

Total mortgage-backed obligations		3,617,725

U.S. Treasury bonds & notes 24.40%

U.S. Treasury 22.29%

U.S. Treasury 0.125% 2022	63,000	63,006
U.S. Treasury 2.625% 2023	70,000	75,132
U.S. Treasury 2.75% 2023	173,600	184,108
U.S. Treasury 2.125% 2024	72,100	77,178
U.S. Treasury 2.125% 2024[8]	72,100	77,015
U.S. Treasury 0.25% 2025[8]	402,459	401,224
U.S. Treasury 0.25% 2025	11,240	11,190
U.S. Treasury 2.875% 2025[8]	96,200	107,380
U.S. Treasury 2.875% 2025	72,100	80,105
U.S. Treasury 1.375% 2026[8]	75,000	78,872
U.S. Treasury 1.625% 2026	50,000	53,288
U.S. Treasury 0.50% 2027	185,625	185,110
U.S. Treasury 0.50% 2027	160,000	158,960
U.S. Treasury 2.25% 2027[8]	120,200	133,420
U.S. Treasury 2.25% 2027[8]	72,100	79,675
U.S. Treasury 6.125% 2027	24,000	32,951
U.S. Treasury 2.875% 2028	72,100	83,726
U.S. Treasury 0.875% 2030	147,750	147,185
U.S. Treasury 1.125% 2040	88,288	83,802
U.S. Treasury 2.25% 2049	41,697	47,726

American Funds Insurance Series      173

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)

U.S. Treasury 3.00% 2049[8]		$150,000	$197,801
U.S. Treasury 1.25% 2050		44,000	39,906
U.S. Treasury 1.375% 2050		153,811	143,929

			2,542,689

U.S. Treasury inflation-protected securities 2.11%

U.S. Treasury Inflation-Protected Security 0.375% 2027[8,9]		79,834	89,865
U.S. Treasury Inflation-Protected Security 0.50% 2028[8,9]		79,172	89,819
U.S. Treasury Inflation-Protected Security 1.00% 2049[9]		14,978	21,124
U.S. Treasury Inflation-Protected Security 0.25% 2050[9]		33,837	40,307

			241,115

Total U.S. Treasury bonds & notes			2,783,804

Bonds & notes of governments & government agencies outside the U.S. 3.06%

Dominican Republic 5.95% 2027[2]		8,100	9,548
Italy (Republic of) 0.95% 2023		€45,000	56,628
Italy (Republic of) 1.50% 2025		33,327	43,649
Japan, Series 20, 0.10% 2025[9]		¥11,396,250	110,591
Paraguay (Republic of) 4.625% 2023		$1,025	1,104
Paraguay (Republic of) 5.00% 2026		1,250	1,469
Paraguay (Republic of) 4.95% 2031		3,487	4,232
Portuguese Republic 5.125% 2024		24,775	28,835
Portuguese Republic 5.65% 2024		€20,000	29,205
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]		$1,862	1,935
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[2]		1,020	1,129
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[2]		1,270	1,405
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]		340	410
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[2]		1,150	1,431
Qatar (State of) 4.50% 2028[2]		5,100	6,188
Qatar (State of) 5.103% 2048[2]		3,400	4,790
Saudi Arabia (Kingdom of) 3.628% 2027[2]		5,000	5,624
Saudi Arabia (Kingdom of) 3.625% 2028[2]		11,435	12,835
United Mexican States, Series M, 5.75% 2026	MXN	527,500	27,728

			348,736

Asset-backed obligations 2.19%

Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[2,5]		$7,689	7,958
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[2,5]		2,427	2,480
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[2,5]		623	637
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[2,5]		1,279	1,316
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[2,5]		900	905
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[2,5]		2,602	2,648
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[2,5]		2,500	2,587
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[5]		3,749	3,771
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[5]		400	420
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[2,5]		10,894	11,127
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[2,5]		2,086	2,121
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[2,5]		3,567	3,634
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[2,5]		387	392
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[2,5]		835	852
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[2,5]		743	759
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[2,5]		1,125	1,166
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[2,5]		3,045	3,140
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[2,5]		7,411	7,581
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[5]		2,087	2,101
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[5]		4,910	5,060
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[5]		4,665	4,794
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[5]		4,020	4,190

174      American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Asset-backed obligations (continued)

Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[2,5]	$880	$898
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[2,5]	1,915	1,981
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[2,5]	2,565	2,619
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[2,5]	4,250	4,414
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[2,5]	817	825
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[2,5]	572	572
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[2,5]	1,791	1,800
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[2,5]	5,000	5,108
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[2,5]	2,500	2,553
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[2,5]	4,145	4,208
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[5]	780	787
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[2,5]	5,000	5,171
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[2,5]	6,000	6,271
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[5]	1,012	1,027
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[2,5]	18,161	18,292
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[2,5]	26,755	26,972
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[2,5]	17,675	18,968
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[2,5]	939	1,025
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[2,5]	6,672	7,043
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[2,5]	30,740	33,823
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[5]	2,625	2,709
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[5]	360	367
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[5]	301	312
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[5]	425	444
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[5]	520	528
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[5]	360	366
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[2,5]	838	840
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[2,5]	1,894	1,898
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[2,5]	1,027	1,031
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[2,5]	2,190	2,248
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[2,5]	1,355	1,402
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[5]	435	436
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[5]	3,110	3,236
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[5]	3,344	3,373
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[5]	2,211	2,246
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[2,5]	688	691
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[2,5]	6,000	6,414
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[2,5]	1,572	1,575
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 0.935% 2026[2,4,5]	928	927
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[2,5]	1,557	1,567
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[2,5]	3,023	3,062

		249,668

Municipals 1.98%

California 0.06%

G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,503
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,871

		7,374

American Funds Insurance Series      175

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Municipals (continued)

Illinois 1.88%

City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$30,835	$32,542
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	65	70
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,945	9,285
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	410	417
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	1,190	1,288
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	1,100	1,260
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	2,205	2,537
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	490	556
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	980	1,123
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	1,350	1,514
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	980	1,107
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	2,770	3,090
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	730	836
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	855	1,079
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	430	536
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	245	286
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	245	304
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	245	286
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	490	605
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	490	602
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	245	300
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	280	323
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	1,090	1,378
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	730	914
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	490	351
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	665	674
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	1,875	1,923
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	22,553	23,112
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	107,310	115,570
G.O. Bonds, Series 2013-B, 4.11% 2022	750	761
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,175

176      American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Municipals (continued)

Illinois (continued)

G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	$2,370	$2,449
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,396
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	1,946	1,979

		214,628

Texas 0.04%

Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	4,075	4,265

Total municipals		226,267

Federal agency bonds & notes 0.11%

Fannie Mae 2.125% 2026	11,910	12,979

Total bonds, notes & other debt instruments (cost: $10,403,219,000)		11,032,012

	Shares
Short-term securities 23.58%

Money market investments 23.58%

Capital Group Central Cash Fund 0.12%[10,11]	26,897,764	2,690,045

Total short-term securities (cost: $2,690,027,000)		2,690,045

Total investment securities 120.29% (cost: $13,093,246,000)		13,722,057
Other assets less liabilities (20.29)%		(2,314,638)

Net assets 100.00%		$11,407,419

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 12/31/2020[13] (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	4,793	April 2021	$958,600	$1,059,141	$791
5 Year Euro-Bobl Futures	Short	1,321	March 2021	€(132,100)	(218,153)	(211)
5 Year U.S. Treasury Note Futures	Long	18,935	April 2021	$1,893,500	2,388,916	5,023
10 Year Euro-Bund Futures	Short	468	March 2021	€(46,800)	(101,563)	(438)
10 Year U.S. Treasury Note Futures	Short	953	March 2021	$(95,300)	(131,588)	(140)
10 Year Ultra U.S. Treasury Note Futures	Short	4,048	March 2021	(404,800)	(632,943)	809
30 Year Euro-Buxl Futures	Long	245	March 2021	€24,500	67,415	1,008
30 Year Ultra U.S. Treasury Bond Futures	Short	84	March 2021	$(8,400)	(17,939)	(35)

						$6,807

Forward currency contracts

Contract amount						Unrealized (depreciation) appreciation
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2020 (000)
USD	13,934	JPY	1,445,000	UBS AG	1/6/2021	$ (62)
USD	55,331	EUR	46,000	Bank of New York Mellon	1/8/2021	(877)
USD	37,932	MXN	755,000	Morgan Stanley	1/12/2021	46

American Funds Insurance Series      177

Bond Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized (depreciation) appreciation
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2020 (000)
USD	132,884	EUR	109,250	HSBC Bank	1/12/2021	$(624)
USD	102,847	JPY	10,730,000	HSBC Bank	1/14/2021	(1,090)

						$(2,607)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 12/31/2020 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$31,600	$(1,973)	$—	$(1,973)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(2,005)	—	(2,005)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(2,133)	—	(2,133)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(18,844)	—	(18,844)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,733)	—	(1,733)
U.S. EFFR	0.10875%	7/6/2025	$121,300	595	—	595
U.S. EFFR	0.0995%	7/9/2025	60,700	325	—	325
U.S. EFFR	0.105%	7/9/2025	60,600	310	—	310
U.S. EFFR	0.099%	7/10/2025	149,000	804	—	804
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(698)	—	(698)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(1,131)	—	(1,131)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,422	—	1,422

					$—	$(25,061)

Investments in affiliates11

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 23.58%
Money market investments 23.58%
Capital Group Central Cash Fund 0.12%[10]	$602,451	$5,522,355	$3,435,554	$885	$(92)	$2,690,045	$5,601

[1]	Step bond; coupon rate may change at a later date.
[2]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,081,328,000, which represented 9.48% of the net assets of the fund.

[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[4]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Amount less than one thousand.
[7]	Purchased on a TBA basis.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $28,008,000, which represented .25% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Rate represents the seven-day yield at 12/31/2020.
[11]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.

178      American Funds Insurance Series

Bond Fund (continued)

Key to abbreviations and symbols

CLO = Collateralized Loan Obligations

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series      179

CapitalWorld Bond Fund (formerly Global Bond Fund)

Investment portfolio December 31, 2020

Bonds, notes & other debt instruments 93.64%

	Principal amount (000)	Value (000)

Euros 17.23%

Allianz SE 4.75% 2049 (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€4,200	$5,748
Altria Group, Inc. 1.00% 2023	1,020	1,272
Altria Group, Inc. 1.70% 2025	1,600	2,071
Altria Group, Inc. 2.20% 2027	2,900	3,870
American Honda Finance Corp. 1.60% 2022	620	775
American Honda Finance Corp. 1.95% 2024	560	736
AT&T Inc. 1.60% 2028	2,350	3,136
Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	7,602
Barclays Bank PLC 6.00% 2021	1,000	1,223
Barclays Bank PLC 6.625% 2022	1,070	1,416
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[1]	1,500	1,890
CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EUR-EURIBOR) 5-year + 1.68% on 4/17/2025)[1]	2,400	3,071
Comcast Corp. 0.25% 2027	1,250	1,552
Cote d’Ivoire (Republic of) 5.25% 2030	900	1,182
Cote d’Ivoire (Republic of) 5.875% 2031	840	1,137
Deutsche Telekom International Finance BV 7.50% 2033	200	446
Dow Chemical Co. 0.50% 2027	1,110	1,371
Dow Chemical Co. 1.125% 2032	1,010	1,284
Egypt (Arab Republic of) 5.625% 2030	745	954
European Financial Stability Facility 0.40% 2025	6,000	7,637
European Union 0% 2035	220	276
French Republic O.A.T. 0% 2030	17,930	22,663
Germany (Federal Republic of) 0.50% 2027	2,510	3,319
Germany (Federal Republic of) 0% 2030	21,090	27,221
Germany (Federal Republic of) 0% 2050	3,540	4,540
Goldman Sachs Group, Inc. 3.375% 2025[2]	5,000	6,961
Greece (Hellenic Republic of) 3.375% 2025	21,435	29,726
Greece (Hellenic Republic of) 3.75% 2028	4,964	7,468
Greece (Hellenic Republic of) 3.875% 2029	6,884	10,666
Greece (Hellenic Republic of) 1.50% 2030	5,160	6,812
Groupe BPCE SA 4.625% 2023	1,200	1,637
Groupe BPCE SA 1.00% 2025	2,900	3,687
Honeywell International Inc. 0.75% 2032	370	471
Intesa Sanpaolo SpA 6.625% 2023	510	712
Ireland (Republic of) 0.20% 2030	900	1,155
Israel (State of) 2.875% 2024	1,180	1,577
Israel (State of) 1.50% 2027	775	1,031
Israel (State of) 1.50% 2029	725	982
Italy (Republic of) 0.10% 2023[3]	8,578	10,711
Italy (Republic of) 1.85% 2025	21,390	28,444
Italy (Republic of) 0.95% 2027	7,270	9,326
Italy (Republic of) 2.80% 2028	5,828	8,505
Italy (Republic of) 1.35% 2030	1,657	2,192
Italy (Republic of) 1.65% 2030	7,400	10,033
JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	3,988
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	3,020
Morocco (Kingdom of) 3.50% 2024	1,400	1,867
Morocco (Kingdom of) 1.375% 2026	1,130	1,394
Morocco (Kingdom of) 2.00% 2030	1,285	1,595
Morocco (Kingdom of) 1.50% 2031	4,100	4,895
Morocco (Kingdom of) 1.50% 2031	1,700	2,030
Netherlands (Kingdom of the) 0% 2027	10,320	13,104
Philippines (Republic of) 0.70% 2029	940	1,156
Portuguese Republic 0.475% 2030	1,610	2,053
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[1]	2,400	2,962
Rolls-Royce PLC 4.625% 2026	100	133
Romania 3.624% 2030	6,530	9,538
Romania 2.00% 2032	2,665	3,424
Romania 3.50% 2034	835	1,217
Romania 3.875% 2035	2,810	4,213
Romania 3.375% 2038	4,170	5,877

180      American Funds Insurance Series

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Euros (continued)

Romania 4.625% 2049		€5,795	$9,586
Russian Federation 2.875% 2025		4,500	6,082
Serbia (Republic of) 3.125% 2027		15,747	21,665
Serbia (Republic of) 1.50% 2029		4,943	6,260
Spain (Kingdom of) 0.80% 2027		2,280	2,983
Spain (Kingdom of) 1.45% 2029		1,890	2,610
Spain (Kingdom of) 1.25% 2030		13,840	18,906
Spain (Kingdom of) 2.70% 2048		850	1,528
State Grid Europe Development (2014) PLC 1.50% 2022		194	241
State Grid Overseas Investment Ltd. 1.25% 2022		765	948
State Grid Overseas Investment Ltd. 1.375% 2025		441	562
State Grid Overseas Investment Ltd. 2.125% 2030		200	273
Stryker Corp. 0.25% 2024		480	594
Stryker Corp. 0.75% 2029		980	1,246
Stryker Corp. 1.00% 2031		450	576
Takeda Pharmaceutical Company, Ltd. 2.25% 2026		2,275	3,128
Tunisia (Republic of) 6.75% 2023		1,250	1,460
Tunisia (Republic of) 6.375% 2026		3,800	4,273
Ukraine 6.75% 2026		4,344	5,862
Ukraine 4.375% 2030		2,705	3,169

			402,906

Japanese yen 9.28%

Export-Import Bank of India 0.59% 2022		¥400,000	3,860
Goldman Sachs Group, Inc. 1.00% 2021[2]		28,000	272
Goldman Sachs Group, Inc. 2.80% 2022[2]		100,000	996
Groupe BPCE SA 0.64% 2022		400,000	3,886
Indonesia (Republic of) 0.67% 2021		200,000	1,937
Indonesia (Republic of) 0.54% 2022		100,000	967
Intesa Sanpaolo SpA 1.36% 2022		600,000	5,851
Japan, Series 19, 0.10% 2024[3]		1,839,110	17,847
Japan, Series 18, 0.10% 2024[3]		1,021,233	9,910
Japan, Series 20, 0.10% 2025[3]		678,710	6,586
Japan, Series 21, 0.10% 2026[3]		986,778	9,595
Japan, Series 346, 0.10% 2027		875,700	8,587
Japan, Series 23, 0.10% 2028[3]		1,988,280	19,316
Japan, Series 356, 0.10% 2029		3,529,000	34,576
Japan, Series 24, 0.10% 2029[3]		1,604,510	15,619
Japan, Series 116, 2.20% 2030		576,100	6,715
Japan, Series 145, 1.70% 2033		2,210,000	25,534
Japan, Series 152, 1.20% 2035		966,000	10,656
Japan, Series 21, 2.30% 2035		720,000	9,085
Japan, Series 173, 0.40% 2040		492,000	4,773
Japan, Series 42, 1.70% 2044		641,900	7,888
Japan, Series 59, 0.70% 2048		260,500	2,597
Japan, Series 12, 0.50% 2059		138,850	1,266
KT Corp. 0.38% 2021		200,000	1,938
United Mexican States 0.70% 2021		600,000	5,810
United Mexican States 0.62% 2022		100,000	965

			217,032

Chinese yuan renminbi 6.03%

Agricultural Development Bank of China 3.75% 2029	CNY	9,850	1,518
Agricultural Development Bank of China 2.96% 2030		90,980	13,176
China (People’s Republic of), Series 1916, 3.12% 2026		50,200	7,677
China (People’s Republic of), Series 1906, 3.29% 2029		73,800	11,343
China (People’s Republic of), Series 1910, 3.86% 2049		259,860	40,357
China Development Bank Corp., Series 1814, 4.15% 2025		20,900	3,325
China Development Bank Corp., Series 1909, 3.50% 2026		10,400	1,599
China Development Bank Corp., Series 2004, 3.43% 2027		150,100	22,961

American Funds Insurance Series      181

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Chinese yuan renminbi (continued)

China Development Bank Corp., Series 1805, 4.04% 2028	CNY	51,800	$8,174
China Development Bank Corp., Series 1905, 3.48% 2029		128,200	19,425
China Development Bank Corp., Series 2005, 3.07% 2030		78,250	11,451

			141,006

British pounds 3.90%

American Honda Finance Corp. 0.75% 2026		£1,420	1,952
France Télécom 5.375% 2050		300	741
Lloyds Banking Group PLC 7.625% 2025		655	1,138
Rolls-Royce PLC 5.75% 2027		200	304
United Kingdom 2.75% 2024		1,210	1,828
United Kingdom 1.25% 2027		570	842
United Kingdom 4.25% 2027		2,800	4,954
United Kingdom 1.625% 2028		2,215	3,400
United Kingdom 0.375% 2030		4,970	6,905
United Kingdom 4.75% 2030		14,360	28,430
United Kingdom 4.25% 2032		3,414	6,742
United Kingdom 4.50% 2034		2,210	4,672
United Kingdom 0.625% 2035		8,262	11,473
United Kingdom 3.25% 2044		4,440	9,347
United Kingdom 0.625% 2050		6,330	8,387

			91,115

Danish kroner 2.55%

Nordea Kredit 0.50% 2040[4]	DKr	19,969	3,295
Nykredit Realkredit AS, Series 01E, 1.50% 2037[4]		27,851	4,768
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]		8,278	1,423
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]		210,985	34,839
Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]		87,271	14,876
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]		2,934	509

			59,710

Canadian dollars 2.06%

Canada 1.00% 2022	C$	1,050	837
Canada 2.25% 2025		15,900	13,528
Canada 2.25% 2029		26,105	23,312
Canada 2.75% 2048		3,500	3,774
Quebec (Province of) 1.90% 2030		8,200	6,807

			48,258

Mexican pesos 2.00%

Petróleos Mexicanos 7.19% 2024	MXN	27,473	1,252
Petróleos Mexicanos 7.47% 2026		95,267	3,999
United Mexican States, Series M20, 10.00% 2024		54,000	3,248
United Mexican States, Series M, 7.50% 2027		341,420	19,539
United Mexican States, Series M20, 8.50% 2029		140,400	8,607
United Mexican States, Series M30, 8.50% 2038		21,100	1,316
United Mexican States, Series M, 8.00% 2047		147,500	8,755

			46,716

Malaysian ringgits 1.79%

Malaysia (Federation of), Series 0417, 3.899% 2027	MYR	19,152	5,226
Malaysia (Federation of), Series 0310, 4.498% 2030		8,420	2,406
Malaysia (Federation of), Series 0418, 4.893% 2038		60,780	17,838
Malaysia (Federation of), Series 0219, 4.467% 2039		9,167	2,569
Malaysia (Federation of), Series 0519, 3.757% 2040		40,283	10,526
Malaysia (Federation of), Series 0216, 4.736% 2046		7,559	2,149
Malaysia (Federation of), Series 0518, 4.921% 2048		2,773	815
Malaysia (Federation of), Series 0519, 4.638% 2049		560	157
Malaysia (Federation of), Series 0120, 4.065% 2050		1,110	287

			41,973

182      American Funds Insurance Series

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Australian dollars 1.34%

Australia (Commonwealth of), Series 152, 2.75% 2028	A$	3,690	$3,284
Australia (Commonwealth of), Series 163, 1.00% 2031		32,100	24,628
Australia (Commonwealth of), Series 162, 1.75% 2051		4,620	3,393

			31,305

Russian rubles 1.16%

Russian Federation 7.00% 2023	RUB	430,300	6,137
Russian Federation 6.90% 2029		403,750	5,871
Russian Federation 7.65% 2030		485,000	7,408
Russian Federation 8.50% 2031		82,440	1,339
Russian Federation 7.70% 2033		295,840	4,509
Russian Federation 7.25% 2034		121,920	1,795

			27,059

Israeli shekels 1.09%

Israel (State of) 2.00% 2027	ILS	42,900	14,658
Israel (State of) 5.50% 2042		20,200	10,768

			25,426

South Korean won 0.89%

South Korea (Republic of), Series 2503, 1.50% 2025	KRW	13,411,000	12,465
South Korea (Republic of), Series 2712, 2.375% 2027		8,658,930	8,427

			20,892

Indonesian rupiah 0.67%

Indonesia (Republic of), Series 84, 7.25% 2026	IDR	22,733,000	1,751
Indonesia (Republic of), Series 56, 8.375% 2026		6,725,000	549
Indonesia (Republic of), Series 59, 7.00% 2027		11,000,000	845
Indonesia (Republic of), Series 78, 8.25% 2029		30,605,000	2,514
Indonesia (Republic of), Series 82, 7.00% 2030		59,605,000	4,601
Indonesia (Republic of), Series 87, 6.50% 2031		17,649,000	1,316
Indonesia (Republic of), Series 74, 7.50% 2032		7,073,000	549
Indonesia (Republic of), Series 65, 6.625% 2033		17,683,000	1,295
Indonesia (Republic of), Series 68, 8.375% 2034		27,353,000	2,274

			15,694

Colombian pesos 0.64%

Colombia (Republic of) 5.75% 2027	COP	16,661,900	5,171
Colombia (Republic of) 7.25% 2050		31,167,000	9,836

			15,007

Brazilian reais 0.47%

Brazil (Federative Republic of) 6.00% 2024[3]	BRL	34,215	7,606
Brazil (Federative Republic of) 10.00% 2027		15,000	3,417

			11,023

New Zealand dollars 0.41%

New Zealand 1.75% 2041	NZ$	13,580	9,638

Thai baht 0.40%

Thailand (Kingdom of) 2.125% 2026	THB	257,750	9,308

Chilean pesos 0.36%

Chile (Republic of) 4.50% 2026	CLP	5,205,000	8,404

South African rand 0.34%

South Africa (Republic of), Series R-2048, 8.75% 2048	ZAR	140,650	7,886

American Funds Insurance Series      183

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Ukrainian hryvnia 0.31%

Ukraine 16.06% 2022	UAH	86,536	$3,268
Ukraine 17.00% 2022		60,180	2,279
Ukraine 17.25% 2022		47,384	1,775

			7,322

Singapore dollars 0.27%

Singapore (Republic of) 2.625% 2028	S$	3,307	2,834
Singapore (Republic of) 2.875% 2029		1,906	1,688
Singapore (Republic of) 2.875% 2030		2,037	1,832

			6,354

Norwegian kroner 0.26%

Norway (Kingdom of) 1.75% 2025	NKr	48,880	5,980

Peruvian nuevos soles 0.24%

Peru (Republic of) 6.15% 2032	PEN	16,770	5,639

Indian rupees 0.16%

National Highways Authority of India 7.17% 2021	INR	220,000	3,112
National Highways Authority of India 7.27% 2022		50,000	717

			3,829

Dominican pesos 0.13%

Dominican Republic 9.75% 2026	DOP	158,600	2,938

Polish zloty 0.06%

Poland (Republic of), Series 1029, 2.75% 2029	PLN	4,900	1,500

Romanian leu 0.06%

Romania 4.75% 2025	RON	5,000	1,361

U.S. dollars 39.54%

99 Escrow Issuer, Inc. 7.50% 2026[2]		$70	70
Abbott Laboratories 3.40% 2023		137	149
Abbott Laboratories 3.75% 2026		793	929
AbbVie Inc. 2.90% 2022		1,170	1,224
AbbVie Inc. 3.20% 2022		200	209
Abu Dhabi (Emirate of) 0.75% 2023[2]		5,460	5,477
Abu Dhabi (Emirate of) 2.50% 2025[2]		2,195	2,349
ACE INA Holdings Inc. 2.875% 2022		195	203
ACE INA Holdings Inc. 3.35% 2026		195	220
ACE INA Holdings Inc. 4.35% 2045		425	576
Adobe Inc. 2.15% 2027		1,062	1,140
Advisor Group Holdings, LLC 6.25% 2028[2]		425	431
Aetna Inc. 2.80% 2023		340	358
Affinity Gaming 6.875% 2027[2]		205	215
AG Merger Sub II, Inc. 10.75% 2027[2]		311	345
Albertsons Companies, Inc. 3.50% 2029[2]		65	66
Alexandria Real Estate Equities, Inc. 1.875% 2033		2,047	2,048
Alliant Holdings Intermediate, LLC 6.75% 2027[2]		410	439
Allied Universal Holdco LLC 9.75% 2027[2]		200	218
Allison Transmission Holdings, Inc. 3.75% 2031[2]		100	102
Allstate Corp. 0.75% 2025		1,563	1,572
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]		650	654
Altice NV 7.50% 2026[2]		50	53
Altria Group, Inc. 5.95% 2049		131	184

184      American Funds Insurance Series

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

Amazon.com, Inc. 1.50% 2030	$2,040	$2,073
Amazon.com, Inc. 2.50% 2050	2,500	2,594
American Campus Communities, Inc. 3.75% 2023	1,810	1,914
American Campus Communities, Inc. 4.125% 2024	1,195	1,305
American Campus Communities, Inc. 3.875% 2031	514	583
American Electric Power Company, Inc. 1.00% 2025	250	253
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[2,7]	355	3
American Honda Finance Corp. 1.20% 2025	3,202	3,278
Amgen Inc. 1.90% 2025	580	611
Amgen Inc. 2.20% 2027	445	477
Amipeace Ltd. 2.50% 2024	4,100	4,275
Anglo American Capital PLC 3.95% 2050[2]	521	586
Angola (Republic of) 9.50% 2025	2,400	2,500
Angola (Republic of) 8.25% 2028	2,200	2,116
Anheuser-Busch Co. / InBev Worldwide 4.70% 2036	1,780	2,260
Anheuser-Busch InBev NV 4.15% 2025	2,230	2,540
Anheuser-Busch InBev NV 4.00% 2028	1,050	1,238
Anheuser-Busch InBev NV 4.75% 2029	2,535	3,128
Anheuser-Busch InBev NV 4.50% 2050	2,250	2,836
Apache Corp. 4.625% 2025	100	105
Apache Corp. 4.875% 2027	305	324
Apache Corp. 4.375% 2028	171	178
Apache Corp. 5.10% 2040	100	107
Apple Inc. 3.35% 2027	1,075	1,227
Apple Inc. 2.40% 2050	1,100	1,128
Ardagh Group SA 6.50% 2027[2,8]	210	224
Argentine Republic 1.00% 2029	427	185
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[1]	4,221	1,718
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[1]	3,025	1,110
Ascent Resources - Utica LLC 8.25% 2028[2]	230	230
Associated Materials, LLC 9.00% 2025[2]	400	425
AssuredPartners, Inc. 7.00% 2025[2]	200	208
AssuredPartners, Inc. 5.625% 2029[2]	230	240
AstraZeneca PLC 3.50% 2023	2,700	2,911
AT&T Inc. 1.65% 2028	1,575	1,608
AT&T Inc. 2.55% 2033[2]	4,414	4,549
AT&T Inc. 3.30% 2052	2,080	2,062
ATS Automation Tooling Systems Inc. 4.125% 2028[2]	230	235
Austin BidCo Inc. 7.125% 2028[2]	120	125
Austin BidCo Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.732% 2027[5,6]	25	25
Autoridad del Canal de Panama 4.95% 2035[2]	1,000	1,267
Avis Budget Car Rental, LLC 5.75% 2027[2]	220	225
Avis Budget Group, Inc. 5.25% 2025[2]	350	352
Avis Budget Group, Inc. 10.50% 2025[2]	202	239
Axiata SPV2 Bhd. 2.163% 2030	651	659
B&G Foods, Inc. 5.25% 2025	100	103
B&G Foods, Inc. 5.25% 2027	210	223
Baidu Inc. 3.425% 2030	675	748
Baker Hughes, a GE Co. 4.486% 2030	68	82
Banff Merger Sub Inc. 9.75% 2026[2]	210	227
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	847	903
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[1]	7,710	7,815
Bausch Health Companies Inc. 9.25% 2026[2]	795	887
Bausch Health Companies Inc. 5.00% 2028[2]	315	325
Bausch Health Companies Inc. 5.00% 2029[2]	225	232
Bausch Health Companies Inc. 5.25% 2031[2]	85	89
Bayer AG 3.375% 2024[2]	840	918
Bayer US Finance II LLC 3.875% 2023[2]	900	981
Bayer US Finance II LLC 4.25% 2025[2]	203	232
Bayerische Motoren Werke AG 2.95% 2022[2]	3,675	3,801
Bayerische Motoren Werke AG 3.15% 2024[2]	5,000	5,393
Bayerische Motoren Werke AG 3.90% 2025[2]	900	1,014

American Funds Insurance Series      185

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

Bayerische Motoren Werke AG 4.15% 2030[2]	$900	$1,089
Becton, Dickinson and Company 3.70% 2027	933	1,071
Becton, Dickinson and Company 2.823% 2030	3,312	3,643
Berkshire Hathaway Energy Company 2.85% 2051[2]	300	309
Bermuda 2.375% 2030[2]	760	799
Black Knight Inc. 3.625% 2028[2]	335	343
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[2]	225	240
BMC Software, Inc. 7.125% 2025[2]	70	76
BMC Software, Inc. 9.125% 2026[2]	150	162
Boeing Company 5.15% 2030	4,000	4,848
Bombardier Inc. 8.75% 2021[2]	50	52
Bombardier Inc. 5.75% 2022[2]	100	102
Bombardier Inc. 6.125% 2023[2]	245	240
Bombardier Inc. 7.50% 2024[2]	10	10
Bombardier Inc. 7.875% 2027[2]	125	115
Boyd Gaming Corp. 4.75% 2027	220	229
BP Capital Markets America Inc. 2.939% 2051	2,280	2,328
Brandywine Operating Partnership, LP 3.95% 2023	190	198
Brasil Foods SA 5.75% 2050[2]	220	245
Braskem SA 4.50% 2030[2]	745	766
Brightstar Escrow Corp. 9.75% 2025[2]	180	193
British Airways, Series 2020-1, Class B, 8.375% 2028[2]	100	111
British Airways, Series 2020-1, Class A, 4.25% 2032[2]	100	107
British American Tobacco PLC 2.789% 2024	1,150	1,230
British American Tobacco PLC 3.215% 2026	955	1,053
British American Tobacco PLC 3.557% 2027	1,545	1,721
British American Tobacco PLC 3.462% 2029	1,150	1,256
British American Tobacco PLC 4.758% 2049	894	1,038
Broadcom Inc. 3.15% 2025	910	994
Broadcom Inc. 4.15% 2030	1,450	1,680
Brookfield Property REIT Inc. 5.75% 2026[2]	760	751
Brookfield Residential Properties Inc. 4.875% 2030[2]	85	88
Cablevision Systems Corp. 6.75% 2021	950	995
Caesars Entertainment, Inc. 6.25% 2025[2]	445	474
Canadian Natural Resources Ltd. 2.95% 2030	2,343	2,509
Carnival Corp. 11.50% 2023[2]	2,630	3,045
Carrier Global Corp. 2.242% 2025	530	562
Carrier Global Corp. 2.493% 2027	438	473
Cars.com Inc. 6.375% 2028[2]	220	234
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[1]	2,680	2,648
CCCI Treasure Ltd. 3.65% (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 2/21/2027)[1]	510	502
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	475	491
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,975
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	1,045	1,110
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	275	297
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	375	396
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[2]	210	224
Cenovus Energy Inc. 5.375% 2025	175	197
Cenovus Energy Inc. 6.75% 2039	50	66
Centene Corp. 4.75% 2025	350	360
Centene Corp. 4.625% 2029	405	450
Central Garden & Pet Co. 4.125% 2030	99	103
Cheniere Energy Partners, LP 5.625% 2026	210	219
Cheniere Energy Partners, LP 4.50% 2029	210	222
Cheniere Energy, Inc. 4.625% 2028[2]	405	426
Chesapeake Energy Corp. 4.875% 2022[7]	915	46
Chesapeake Energy Corp. 11.50% 2025[2,7]	636	112
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 8.223% 2024[5,6,7]	756	620
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	6,000	6,016

186      American Funds Insurance Series

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

Cigna Corp. 3.40% 2021	$750	$766
Cigna Corp. 4.125% 2025	830	956
Cirsa Gaming Corp. SA 7.875% 2023[2]	200	202
Citigroup Inc. 2.35% 2021	1,500	1,518
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	4,500	4,922
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	425	468
Cleveland-Cliffs Inc. 9.875% 2025[2]	425	500
Cleveland-Cliffs Inc. 6.75% 2026[2]	315	341
Cleveland-Cliffs Inc. 5.875% 2027	100	102
CMS Energy Corp. 3.875% 2024	100	109
CMS Energy Corp. 3.00% 2026	1,200	1,324
CNX Resources Corp. 7.25% 2027[2]	210	225
CNX Resources Corp. 6.00% 2029[2]	225	231
Colombia (Republic of) 3.875% 2027	350	391
Colombia (Republic of) 4.50% 2029	1,165	1,351
Comcast Corp. 3.95% 2025	2,610	3,000
Community Health Systems Inc. 5.625% 2027[2]	90	97
Community Health Systems Inc. 6.00% 2029[2]	230	249
Compass Diversified Holdings 8.00% 2026[2]	475	500
Comstock Resources, Inc. 9.75% 2026	295	317
Conagra Brands, Inc. 4.30% 2024	2,380	2,664
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[2,8]	2,741	781
Consumers Energy Co. 3.375% 2023	345	370
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	4	4
Convey Park Energy LLC 7.50% 2025[2]	125	127
Costa Rica (Republic of) 6.125% 2031[2]	640	599
CP Atlas Buyer, Inc. 7.00% 2028[2]	50	52
Crédit Agricole SA 4.375% 2025[2]	1,100	1,236
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	2,675	2,777
Credit Suisse AG (New York Branch) 2.95% 2025	875	960
CSX Corp. 3.80% 2050	75	93
CSX Corp. 2.50% 2051	1,075	1,068
CVR Partners, LP 9.25% 2023[2]	230	231
CVS Health Corp. 3.35% 2021	277	279
CVS Health Corp. 3.50% 2022	430	449
CVS Health Corp. 3.70% 2023	97	104
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	2,100	2,117
DaimlerChrysler North America Holding Corp. 2.875% 2021[2]	2,275	2,285
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	6,425	6,446
Dana Inc. 5.625% 2028	410	442
Danske Bank AS 2.70% 2022[2]	1,400	1,436
Danske Bank AS 3.875% 2023[2]	1,675	1,806
Darling Ingredients Inc. 5.25% 2027[2]	210	224
Dave & Buster’s, Inc. 7.625% 2025[2]	220	232
DCP Midstream LP 7.375% 2049 (3-month USD-LIBOR + 5.148% on 12/15/2022)[1]	50	42
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	870
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	1,500	1,630
Deutsche Telekom International Finance BV 1.95% 2021[2]	575	580
Deutsche Telekom International Finance BV 2.82% 2022[2]	1,675	1,712
Deutsche Telekom International Finance BV 4.375% 2028[2]	890	1,052
Deutsche Telekom International Finance BV 9.25% 2032	930	1,567
Diamond Offshore Drilling, Inc. 4.875% 2043[7]	825	105
Diamond Sports Group LLC 6.625% 2027[2]	385	233
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.004% 2023[5,6]	108	106
Diebold Nixdorf, Inc. 9.375% 2025[2]	630	707
Diebold, Inc. 8.50% 2024	150	152
Discovery Communications, Inc. 3.625% 2030	468	536
Dominican Republic 5.50% 2025[2]	1,375	1,552
Dominican Republic 5.95% 2027	624	736
Dominican Republic 8.625% 2027[2]	225	287
Dominican Republic 4.50% 2030[2]	1,400	1,524
Dominican Republic 6.40% 2049[2]	1,613	1,899

American Funds Insurance Series      187

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

Dominican Republic 5.875% 2060[2]	$1,075	$1,188
DP World Crescent 4.848% 2028[2]	550	641
DPL Inc. 4.125% 2025[2]	95	103
Duke Energy Corp. 3.75% 2024	550	606
Duke Energy Progress, LLC 3.70% 2028	1,225	1,435
Dun & Bradstreet Corp. 6.875% 2026[2]	123	132
Edison International 5.75% 2027	370	443
Edison International 4.125% 2028	2,390	2,665
Egypt (Arab Republic of) 7.50% 2027[2]	2,200	2,550
Electricité de France SA 4.875% 2038[2]	795	993
Embarq Corp. 7.995% 2036	530	655
EMD Finance LLC 2.95% 2022[2]	225	231
EMD Finance LLC 3.25% 2025[2]	2,924	3,206
Empire Communities Corp. 7.00% 2025[2]	100	106
Empresas Publicas de Medellin ESP 4.25% 2029[2]	1,030	1,109
Enbridge Inc. 4.00% 2023	600	653
Enbridge Inc. 2.50% 2025	900	965
Enbridge Inc. 4.25% 2026	655	767
Enbridge Inc. 3.70% 2027	754	860
Encompass Health Corp. 4.50% 2028	100	105
Encompass Health Corp. 4.75% 2030	200	215
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[2]	551	616
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[2]	292	248
Enel Finance International SA 2.75% 2023[2]	5,000	5,235
Enel Finance International SA 3.625% 2027[2]	2,375	2,698
Enel Finance International SA 3.50% 2028[2]	1,800	2,052
Energizer Holdings, Inc. 4.375% 2029[2]	210	218
Energy Transfer Operating, LP 5.00% 2050	3,337	3,617
Energy Transfer Partners, LP 4.20% 2027	110	121
Energy Transfer Partners, LP 6.00% 2048	70	83
Energy Transfer Partners, LP 6.25% 2049	910	1,101
Engie Energia Chile SA 3.40% 2030[2]	547	593
EnLink Midstream Partners, LLC 5.625% 2028[2]	135	138
ENN Energy Holdings Ltd. 2.625% 2030[2]	2,982	3,001
Entergy Corp. 0.90% 2025	750	750
Entergy Texas, Inc. 1.75% 2031	525	527
Enterprise Products Operating LLC 2.80% 2030	377	409
EQM Midstream Partners, LP 6.50% 2027[2]	340	383
EQT Corp. 8.75% 2030	105	128
Equinix, Inc. 1.80% 2027	1,145	1,180
Equinix, Inc. 2.15% 2030	9,390	9,566
Equinor ASA 1.75% 2026	462	485
Equinor ASA 2.375% 2030	928	994
Equinor ASA 3.70% 2050	1,441	1,740
Essex Portfolio LP 3.50% 2025	2,835	3,143
Essex Portfolio LP 3.375% 2026	885	994
European Investment Bank 2.25% 2022	700	717
Exelon Corp. 3.40% 2026	1,465	1,651
Exelon Corp., junior subordinated, 3.497% 2022[1]	525	546
Export-Import Bank of India 3.25% 2030	3,489	3,741
Extraction Oil & Gas, Inc. 5.625% 2026[2,7]	425	78
Exxon Mobil Corp. 3.482% 2030	4,170	4,860
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	1,159	1,188
Fannie Mae Pool #MA2754 3.00% 2026[4]	155	163
Fannie Mae Pool #AB4281 3.00% 2027[4]	23	24
Fannie Mae Pool #MA4228 1.50% 2036[4]	6,429	6,618
Fannie Mae Pool #AP7888 3.50% 2042[4]	527	576
Fannie Mae Pool #AO4151 3.50% 2042[4]	205	222
Fannie Mae Pool #AQ0770 3.50% 2042[4]	177	195
FEL Energy VI SARL 5.75% 2040[2]	200	213
First Quantum Minerals Ltd. 7.25% 2023[2]	665	686
First Quantum Minerals Ltd. 7.50% 2025[2]	895	933

188      American Funds Insurance Series

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

First Quantum Minerals Ltd. 6.875% 2026[2]	$325	$339
First Quantum Minerals Ltd. 6.875% 2027[2]	440	478
FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)[1]	1,800	1,986
FirstEnergy Corp. 3.40% 2050	240	231
Ford Motor Credit Co. 3.81% 2024	800	821
Ford Motor Credit Co. 5.125% 2025	1,035	1,127
Ford Motor Credit Co. 4.00% 2030	125	132
France Télécom 9.00% 2031[1]	2,434	4,005
Freddie Mac Pool #ZS8588 3.00% 2030[4]	93	97
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	8	7
Freddie Mac Pool #SB8083 1.50% 2036[4]	252	260
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[4]	33	31
Freddie Mac Pool #SI2002 4.00% 2048[4]	3,151	3,373
Freddie Mac Pool #2B7343 3.711% 2049[4,6]	2,053	2,146
Freedom Mortgage Corp. 7.625% 2026[2]	225	238
Freeport-McMoRan Inc. 3.875% 2023	75	78
Freeport-McMoRan Inc. 4.25% 2030	275	297
Fresnillo PLC 4.25% 2050[2]	973	1,070
Frontier Communications Corp. 11.00% 2025[7]	1,515	798
Frontier Communications Corp. 5.875% 2027[2]	125	135
Frontier Communications Corp. 5.00% 2028[2]	125	131
Frontier Communications Corp. 6.75% 2029[2]	125	134
FS Energy and Power Fund 7.50% 2023[2]	525	505
FXI Holdings, Inc. 7.875% 2024[2]	246	248
FXI Holdings, Inc. 12.25% 2026[2]	652	744
General Mills, Inc. 3.20% 2021	455	459
General Motors Company 6.125% 2025	117	142
General Motors Financial Co. 5.20% 2023	1,190	1,305
Genesis Energy, LP 8.00% 2027	205	204
Global Payments Inc. 2.90% 2030	683	743
Gogo Inc. 9.875% 2024[2]	985	1,057
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,247
Goldman Sachs Group, Inc. 3.50% 2025	5,111	5,688
GPC Merger Sub Inc. 7.125% 2028[2]	210	232
GrafTech Finance Inc. 4.625% 2028[2]	25	25
Groupe BPCE SA 5.70% 2023[2]	1,800	2,038
Grupo Energia Bogota SA ESP 4.875% 2030[2]	660	778
H.J. Heinz Co. 3.875% 2027[2]	300	324
Halliburton Company 3.80% 2025	54	61
Hanesbrands Inc. 4.625% 2024[2]	85	89
Hanesbrands Inc. 5.375% 2025[2]	86	91
Hanesbrands Inc. 4.875% 2026[2]	350	381
Harsco Corp. 5.75% 2027[2]	210	222
Harvest Midstream I, LP 7.50% 2028[2]	100	107
HCA Inc. 5.875% 2023	145	160
HCA Inc. 5.375% 2025	55	62
HCA Inc. 5.625% 2028	190	225
HCA Inc. 3.50% 2030	100	106
HCA Inc. 5.25% 2049	170	225
Hess Midstream Partners LP 5.125% 2028[2]	140	146
Hexion Inc. 7.875% 2027[2]	370	397
Hilton Worldwide Holdings Inc. 4.00% 2031[2]	130	137
Howard Hughes Corp. 5.375% 2028[2]	435	469
Howmet Aerospace Inc. 6.875% 2025	190	224
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	452
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	325
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,759
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	1,032	1,068
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[1]	6,000	6,453
Humana Inc. 3.85% 2024	1,000	1,108
Hyundai Capital America 3.25% 2022[2]	250	260
Hyundai Capital America 2.375% 2027[2]	1,284	1,348

American Funds Insurance Series      189

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)

Hyundai Capital Services Inc. 3.75% 2023[2]	$2,450	$2,606
Imperial Tobacco Finance PLC 3.50% 2023[2]	2,000	2,095
Indonesia (Republic of) 3.75% 2022	1,110	1,157
Indonesia (Republic of) 4.75% 2026	3,500	4,100
Indonesia (Republic of) 3.85% 2030	315	367
International Game Technology PLC 6.50% 2025[2]	500	560
International Game Technology PLC 5.25% 2029[2]	200	216
International Paper Co. 7.30% 2039	600	963
Interstate Power and Light Co. 2.30% 2030	1,275	1,350
Intesa Sanpaolo SpA 5.017% 2024[2]	3,270	3,579
Intuit Inc. 1.35% 2027	700	717
Iraq (Republic of) 6.752% 2023[2]	545	534
Iron Mountain Inc. 5.25% 2030[2]	290	314
Iron Mountain Inc. 4.50% 2031[2]	280	294
Israel (State of) 2.50% 2030	3,850	4,176
Israel (State of) 2.75% 2030	1,135	1,253
Israel (State of) 3.375% 2050	1,470	1,631
Israel (State of) 3.875% 2050	1,265	1,524
J2 Global, Inc. 4.625% 2030[2]	220	233
Jaguar Land Rover PLC 7.75% 2025[2]	225	243
Jaguar Land Rover PLC 5.875% 2028[2]	150	152
Jordan (Hashemite Kingdom of) 5.75% 2027[2]	1,035	1,144
Joseph T. Ryerson & Son, Inc. 8.50% 2028[2]	157	178
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	6,710	6,787
KB Home 6.875% 2027	370	435
Keurig Dr Pepper Inc. 4.597% 2028	2,740	3,339
Keurig Dr Pepper Inc. 3.20% 2030	146	165
Keurig Dr Pepper Inc. 5.085% 2048	1,075	1,521
Kimberly-Clark Corp. 1.05% 2027	770	781
Kimberly-Clark Corp. 3.10% 2030	110	127
Kraft Heinz Company 3.95% 2025	235	259
Kraft Heinz Company 4.375% 2046	825	893
Kronos Acquisition Holdings Inc. 5.00% 2026[2]	95	99
Kronos Acquisition Holdings Inc. 7.00% 2027[2]	45	47
Kuwait (State of) 2.75% 2022[2]	3,550	3,655
L3Harris Technologies, Inc. 1.80% 2031	950	968
Lamar Media Corp. 3.75% 2028	210	216
LBM Acquisition LLC 6.25% 2029[2]	50	52
LD Holdings Group LLC 6.50% 2025[2]	220	232
Liberty Global PLC 5.50% 2028[2]	250	264
Ligado Networks LLC 15.50% 2023[2,8]	225	219
Lima Metro Line 2 Finance Ltd. 5.875% 2034[2]	1,052	1,273
Lima Metro Line 2 Finance Ltd. 5.875% 2034	721	872
Lima Metro Line 2 Finance Ltd. 4.35% 2036[2]	630	700
Live Nation Entertainment, Inc. 3.75% 2028[2]	50	51
Lloyds Banking Group PLC 1.326% 2023 (UST Yield Curve Rate T Note Constant Maturity 1-year on 6/15/2022)[1]	1,825	1,846
LPL Financial Holdings Inc. 4.625% 2027[2]	395	410
LSB Industries, Inc. 9.625% 2023[2]	760	786
LYB International Finance III, LLC 1.25% 2025	1,452	1,478
Magna International Inc. 2.45% 2030	725	780
Mallinckrodt PLC 10.00% 2025[2]	1,190	1,294
MasTec, Inc. 4.50% 2028[2]	100	105
Mattel, Inc. 6.75% 2025[2]	210	222
MDC Partners Inc. 6.50% 2024[2]	470	477
Medical Properties Trust, Inc. 3.50% 2031	450	465
Medtronic, Inc. 3.50% 2025	1,091	1,225
Methanex Corp. 5.125% 2027	350	381
Methanex Corp. 5.65% 2044	240	258
Mexico City Airport Trust 5.50% 2047	432	456
MGM Growth Properties LLC 3.875% 2029[2]	100	102
MGM Resorts International 7.75% 2022	200	213

190      American Funds Insurance Series

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)

Microsoft Corp. 2.40% 2026	$2,688	$2,933
Molina Healthcare, Inc. 5.375% 2022	1,200	1,273
Molina Healthcare, Inc. 3.875% 2030[2]	75	81
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	5,730	5,775
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[1]	1,510	1,640
Morocco (Kingdom of) 5.50% 2042	3,100	3,881
MPLX LP 2.65% 2030	837	878
MPLX LP 5.50% 2049	1,900	2,502
MSCI Inc. 3.875% 2031[2]	410	434
National CineMedia, LLC 5.875% 2028[2]	100	85
National Financial Partners Corp. 6.875% 2028[2]	210	224
Nationstar Mortgage Holdings Inc. 5.125% 2030[2]	230	241
Navient Corp. 5.50% 2023	440	461
Navient Corp. 5.875% 2024	600	639
Navient Corp. 6.125% 2024	100	107
NCL Corp. Ltd. 3.625% 2024[2]	345	328
NCL Corp. Ltd. 5.875% 2026[2]	115	121
Neon Holdings, Inc. 10.125% 2026[2]	200	219
Nestlé Holdings, Inc. 0.625% 2026[2]	5,550	5,525
Netflix, Inc. 4.875% 2030[2]	190	219
New Fortress Energy Inc. 6.75% 2025[2]	103	109
New York Life Global Funding 1.20% 2030[2]	2,725	2,645
New York Life Insurance Company 3.75% 2050[2]	413	495
Newcrest Finance Pty Ltd. 3.25% 2030[2]	909	1,005
Newell Rubbermaid Inc. 4.70% 2026	100	110
Newell Rubbermaid Inc. 5.875% 2036[1]	100	122
Nexstar Broadcasting, Inc. 4.75% 2028[2]	215	225
NGL Energy Partners LP 7.50% 2023	175	124
Niagara Mohawk Power Corp. 3.508% 2024[2]	180	198
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[2]	225	231
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[2]	210	229
NIKE, Inc. 3.375% 2050	602	741
Nissan Motor Co., Ltd. 3.043% 2023[2]	1,543	1,614
Nissan Motor Co., Ltd. 3.522% 2025[2]	2,260	2,425
Northriver Midstream Finance LP 5.625% 2026[2]	220	228
Nouryon Holding BV 8.00% 2026[2]	210	224
Nova Chemicals Corp. 5.25% 2027[2]	120	128
Novartis Capital Corp. 1.75% 2025	460	483
Novartis Capital Corp. 2.00% 2027	501	535
Novartis Capital Corp. 2.20% 2030	1,060	1,139
NRG Energy, Inc. 3.375% 2029[2]	225	231
NRG Energy, Inc. 3.625% 2031[2]	225	232
Occidental Petroleum Corp. 2.70% 2023	230	230
Occidental Petroleum Corp. 5.875% 2025	240	256
Occidental Petroleum Corp. 6.375% 2028	234	248
Occidental Petroleum Corp. 6.125% 2031	155	166
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,438
ONEOK, Inc. 6.35% 2031	31	40
ONEOK, Inc. 4.95% 2047	111	124
ONEOK, Inc. 5.20% 2048	1,378	1,608
ONEOK, Inc. 7.15% 2051	355	492
Oracle Corp. 2.65% 2026	2,327	2,560
Oracle Corp. 3.25% 2027	1,880	2,144
Oracle Corp. 3.60% 2050	980	1,145
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[2,4,6]	621	636
Oversea-Chinese Banking Corp. Ltd. 1.832% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.58% on 9/10/2025)[1,2]	1,416	1,440
Owens & Minor, Inc. 4.375% 2024	425	437
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.655% 2025[5,6]	352	352
Pacific Gas and Electric Co. 2.95% 2026	590	624
Pacific Gas and Electric Co. 2.10% 2027	9,935	10,097

American Funds Insurance Series      191

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)

Pacific Gas and Electric Co. 3.30% 2027	$659	$706
Pacific Gas and Electric Co. 4.65% 2028	542	620
Pacific Gas and Electric Co. 4.55% 2030	783	893
Pacific Gas and Electric Co. 3.30% 2040	6,850	6,845
Pacific Gas and Electric Co. 3.50% 2050	931	927
Pakistan (Islamic Republic of) 5.50% 2021[2]	3,535	3,588
Panama (Republic of) 3.75% 2026[2]	1,440	1,579
Panama (Republic of) 3.16% 2030	3,730	4,138
Panama (Republic of) 4.50% 2050	1,230	1,587
Panama (Republic of) 4.50% 2056	1,465	1,893
Panther BF Aggregator 2, LP 6.25% 2026[2]	55	59
Panther BF Aggregator 2, LP 8.50% 2027[2]	200	218
Par Pharmaceutical Inc. 7.50% 2027[2]	206	224
Paraguay (Republic of) 4.625% 2023	947	1,020
Paraguay (Republic of) 5.00% 2026	235	276
Paraguay (Republic of) 4.70% 2027[2]	350	410
Paraguay (Republic of) 5.60% 2048[2]	2,340	3,019
Paraguay (Republic of) 5.40% 2050[2]	1,510	1,918
PayPal Holdings, Inc. 2.30% 2030	541	580
Peabody Energy Corp. 6.00% 2022[2]	225	165
PennyMac Financial Services, Inc. 5.375% 2025[2]	210	222
Peru (Republic of) 2.392% 2026	500	534
Petrobras Global Finance Co. 6.75% 2050	1,370	1,704
Petróleos Mexicanos 6.875% 2025[2]	1,340	1,471
Petróleos Mexicanos 6.49% 2027	100	106
Petróleos Mexicanos 6.35% 2048	723	657
Petróleos Mexicanos 7.69% 2050	250	252
Petróleos Mexicanos 6.95% 2060	201	189
PETRONAS Capital Ltd. 3.50% 2030[2]	605	697
PetSmart, Inc. 5.875% 2025[2]	790	813
PetSmart, Inc. 8.875% 2025[2]	1,035	1,064
PG&E Corp. 5.00% 2028	220	235
PG&E Corp. 5.25% 2030	125	138
Philip Morris International Inc. 2.10% 2030	634	662
Philippines (Republic of) 1.648% 2031	1,637	1,662
Pioneer Natural Resources Company 1.90% 2030	1,078	1,069
Plains All American Pipeline, LP 3.80% 2030	352	379
Poland (Republic of) 3.25% 2026	3,090	3,491
Post Holdings, Inc. 4.625% 2030[2]	579	610
PowerTeam Services, LLC 9.033% 2025[2]	100	111
Prime Healthcare Services, Inc. 7.25% 2025[2]	140	149
Prime Security Services Borrower, LLC 3.375% 2027[2]	160	159
Procter & Gamble Company 3.00% 2030	338	390
Progress Energy, Inc. 7.75% 2031	150	224
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	555	577
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	500	602
PTT Exploration and Production PCL 2.587% 2027[2]	200	209
Public Service Electric and Gas Co. 2.05% 2050	415	391
Puget Energy, Inc. 6.00% 2021	1,023	1,059
Puget Energy, Inc. 5.625% 2022	480	508
Qatar (State of) 3.875% 2023[2]	475	511
Qatar (State of) 3.40% 2025[2]	4,805	5,306
Qatar (State of) 4.50% 2028[2]	3,205	3,889
Qatar (State of) 5.103% 2048[2]	530	747
Rabobank Nederland 4.625% 2023	2,180	2,431
Radiology Partners, Inc. 9.25% 2028[2]	410	462
Radiology Partners, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 4.476% 2025[5,6]	325	321
Rattler Midstream Partners LP 5.625% 2025[2]	220	233
Rayonier A.M. Products Inc. 7.625% 2026[2]	40	42
Regeneron Pharmaceuticals, Inc. 1.75% 2030	1,014	1,000
Reynolds American Inc. 4.45% 2025	2,115	2,409
Rolls-Royce PLC 5.75% 2027[2]	220	244

192      American Funds Insurance Series

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)

Roper Technologies, Inc. 1.00% 2025	$2,210	$2,238
Royal Caribbean Cruises Ltd. 11.50% 2025[2]	95	111
RP Escrow Issuer, LLC 5.25% 2025[2]	75	79
Russian Federation 4.25% 2027	1,400	1,600
Sabine Pass Liquefaction, LLC 4.50% 2030[2]	88	104
Sabre GLBL Inc. 7.375% 2025[2]	210	228
Sabre Holdings Corp. 5.25% 2023[2]	50	51
Sabre Holdings Corp. 9.25% 2025[2]	125	149
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	640	659
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[2]	283	315
Santander Holdings USA, Inc. 3.244% 2026	3,750	4,095
Saudi Arabia (Kingdom of) 2.894% 2022[2]	1,900	1,959
Saudi Arabia (Kingdom of) 2.90% 2025	2,000	2,158
Saudi Arabia (Kingdom of) 3.628% 2027[2]	1,900	2,137
Saudi Arabia (Kingdom of) 3.625% 2028[2]	3,840	4,310
Saudi Arabian Oil Co. 1.625% 2025[2]	430	441
Scentre Group 3.50% 2025[2]	210	225
Scentre Group 3.75% 2027[2]	110	119
Schlumberger BV 4.00% 2025[2]	935	1,064
Scientific Games Corp. 5.00% 2025[2]	539	557
Scientific Games Corp. 8.25% 2026[2]	615	664
Scientific Games Corp. 7.00% 2028[2]	100	108
Scientific Games Corp. 7.25% 2029[2]	160	176
Scripps Escrow II, Inc. 3.875% 2029[2]	50	52
Service Properties Trust 5.50% 2027	85	93
ServiceNow, Inc. 1.40% 2030	1,830	1,787
Shell International Finance BV 3.25% 2050	1,000	1,135
Shire PLC 2.40% 2021	1,072	1,086
Sinclair Television Group, Inc. 5.125% 2027[2]	155	158
Sinclair Television Group, Inc. 4.125% 2030[2]	230	236
Six Flags Entertainment Corp. 4.875% 2024[2]	230	231
Sizzling Platter LLC 8.50% 2025[2]	200	209
Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,261
Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,162
SkyMiles IP Ltd. 4.75% 2028[2]	210	229
Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 5.50% 2026[5,6]	184	185
Southern California Edison Co. 2.85% 2029	200	218
Southwestern Energy Co. 6.45% 2025[1]	200	208
Southwestern Energy Co. 8.375% 2028	60	65
Springleaf Finance Corp. 6.125% 2024	650	711
Sprint Corp. 7.625% 2026	180	224
Sprint Corp. 6.875% 2028	725	957
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	7,010	6,101
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	3,700	2,902
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,890	1,863
State Grid Overseas Investment Ltd. 3.50% 2027[2]	5,600	6,232
Statoil ASA 3.70% 2024	1,950	2,145
Statoil ASA 4.25% 2041	1,000	1,257
Stericycle, Inc. 3.875% 2029[2]	65	67
Summit Materials, Inc. 6.50% 2027[2]	210	224
Sunoco Logistics Operating Partners, LP 4.00% 2027	1,490	1,631
Sunoco LP 5.50% 2026	210	216
Sunoco LP 4.50% 2029[2]	220	229
Surgery Center Holdings 10.00% 2027[2]	210	232
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[1,2]	800	935
Syneos Health, Inc. 3.625% 2029[2]	45	45
Talen Energy Corp. 10.50% 2026[2]	105	94
Talen Energy Corp. 7.25% 2027[2]	510	544
Talen Energy Supply, LLC 7.625% 2028[2]	70	76
Targa Resources Partners LP 5.875% 2026	125	133
Targa Resources Partners LP 5.50% 2030	230	250

American Funds Insurance Series      193

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)

Targa Resources Partners LP 4.875% 2031[2]	$90	$98
Teekay Offshore Partners LP 8.50% 2023[2]	550	469
TEGNA Inc. 4.75% 2026[2]	100	107
Tencent Holdings Ltd. 3.24% 2050[2]	7,950	8,245
Tencent Music Entertainment Group 2.00% 2030	610	607
Tenet Healthcare Corp. 4.875% 2026[2]	865	906
Teva Pharmaceutical Finance Co. BV 2.20% 2021	71	71
Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,361	4,325
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,887
Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,910	4,329
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,900	2,793
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,863
The Home Company Inc. 7.25% 2025[2]	290	299
Thermo Fisher Scientific Inc. 4.133% 2025	1,170	1,331
T-Mobile US, Inc. 3.875% 2030[2]	2,925	3,391
T-Mobile US, Inc. 2.55% 2031[2]	9,390	9,872
Toronto-Dominion Bank 1.15% 2025	7,000	7,151
Total Capital International 3.127% 2050	3,283	3,562
Total Play Telecomunicaciones, SA de CV 7.50% 2025[2]	230	230
Toyota Motor Credit Corp. 2.90% 2023	1,360	1,439
Toyota Motor Credit Corp. 1.80% 2025	8,000	8,392
Toyota Motor Credit Corp. 3.00% 2025	1,360	1,496
Toyota Motor Credit Corp. 3.375% 2030	453	530
TransCanada PipeLines Ltd. 4.10% 2030	1,342	1,587
TransDigm Inc. 6.50% 2024	25	25
TransDigm Inc. 6.25% 2026[2]	204	218
TransDigm Inc. 5.50% 2027	220	232
Transocean Guardian Ltd. 5.875% 2024[2]	43	36
Transocean Inc. 6.125% 2025[2]	94	89
Transocean Poseidon Ltd. 6.875% 2027[2]	130	119
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 5.254% 2026[5,6]	73	51
TreeHouse Foods, Inc. 4.00% 2028	50	52
Trilogy International Partners, LLC 8.875% 2022[2]	1,585	1,533
Trivium Packaging BV 8.50% 2027[2]	200	219
Tronox Ltd. 6.50% 2026[2]	375	391
Turkey (Republic of) 6.25% 2022	1,880	1,971
Turkey (Republic of) 5.75% 2024	2,500	2,638
Turkey (Republic of) 6.35% 2024	2,220	2,388
U.S. Treasury 0.125% 2022	12,340	12,341
U.S. Treasury 2.625% 2023	6,900	7,270
U.S. Treasury 1.875% 2024	4,515	4,787
U.S. Treasury 2.75% 2025	10,140	11,245
U.S. Treasury 2.875% 2025	5,400	6,063
U.S. Treasury 0.625% 2030	11,600	11,338
U.S. Treasury 1.125% 2040	9,170	8,704
U.S. Treasury 2.75% 2047[9]	1,625	2,040
U.S. Treasury 3.00% 2048	5,045	6,637
U.S. Treasury 1.25% 2050[9]	12,900	11,700
U.S. Treasury 2.00% 2050[9]	8,100	8,796
U.S. Treasury Inflation-Protected Security 0.125% 2021[3]	3,340	3,352
U.S. Treasury Inflation-Protected Security 1.125% 2021[3]	3,321	3,322
U.S. Treasury Inflation-Protected Security 0.125% 2030[3,9]	14,594	16,279
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	720	918
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	1,359	1,697
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	5,921	8,540
U.S. Treasury Inflation-Protected Security 1.00% 2049[3,9]	5,381	7,588
U.S. Treasury Inflation-Protected Security 0.25% 2050[3,9]	5,672	6,756
Uber Technologies, Inc. 8.00% 2026[2]	300	327
UBS Group AG 1.008% 2024 (UST Yield Curve Rate T Note Constant Maturity 5-year + 0.83% on 7/30/2023)[1,2]	1,950	1,970

194      American Funds Insurance Series

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)

Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.75% 2026[5,6]	$319	$321
UniCredit SpA 3.75% 2022[2]	1,750	1,814
UniCredit SpA 4.625% 2027[2]	6,805	7,749
Uniform Mortgage-Backed Security 1.50% 2036[4,10]	19,656	20,196
Uniform Mortgage-Backed Security 2.00% 2051[4,10]	5,652	5,851
Uniform Mortgage-Backed Security 2.00% 2051[4,10]	4,350	4,510
Unisys Corp. 6.875% 2027[2]	50	55
United Airlines Holdings, Inc. 6.50% 2027[2]	290	312
United Mexican States 3.90% 2025	1,080	1,213
United Mexican States 3.25% 2030	2,685	2,906
United Mexican States 2.659% 2031	1,822	1,869
United Mexican States 4.75% 2032	950	1,146
United Mexican States 5.00% 2051	890	1,111
United Natural Foods, Inc. 6.75% 2028[2]	175	183
United Rentals, Inc. 3.875% 2031	50	53
United Technologies Corp. 4.125% 2028	1,900	2,266
Univision Communications Inc. 6.625% 2027[2]	220	237
Upjohn Inc. 2.30% 2027[2]	794	846
Upjohn Inc. 3.85% 2040[2]	970	1,095
Uruguay (Oriental Republic of) 4.375% 2031	600	737
Vale Overseas Ltd. 3.75% 2030	1,873	2,086
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	800	825
Valvoline Inc. 4.375% 2025	90	93
Valvoline Inc. 3.625% 2031[2]	210	216
Venator Materials Corp. 5.75% 2025[2]	620	581
Venator Materials Corp. 9.50% 2025[2]	420	460
Veritas Holdings Ltd. 7.50% 2023[2]	440	442
Veritas Holdings Ltd. 10.50% 2024[2]	200	204
Veritas Holdings Ltd. 7.50% 2025[2]	285	293
Verizon Communications Inc. 0.85% 2025	4,480	4,516
Verizon Communications Inc. 3.15% 2030	575	645
Vertical U.S. Newco Inc. 5.25% 2027[2]	225	239
VICI Properties LP 4.25% 2026[2]	175	182
VICI Properties LP 4.625% 2029[2]	45	48
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[2]	110	113
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[2]	250	264
Vine Oil & Gas LP 8.75% 2023[2]	175	140
Virgin Media O2 4.25% 2031[2]	275	282
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	1,900	1,959
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,280	1,493
Walt Disney Company 2.65% 2031	5,520	6,053
Warner Music Group 3.875% 2030[2]	210	224
WEA Finance LLC 3.75% 2024[2]	535	565
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[1]	11,775	12,542
WESCO Distribution, Inc. 7.125% 2025[2]	195	215
WESCO Distribution, Inc. 7.25% 2028[2]	215	245
Western Gas Partners LP 4.50% 2028	230	239
Western Global Airlines LLC 10.375% 2025[2]	80	89
Western Midstream Operating, LP 4.10% 2025[1]	155	160
Western Midstream Operating, LP 4.75% 2028	70	73
Westfield Corp. Ltd. 3.15% 2022[2]	245	249
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[1]	2,900	3,041
Williams Companies, Inc. 3.50% 2030	1,024	1,161
Williams Partners LP 4.30% 2024	820	905
Wyndham Worldwide Corp. 4.375% 2028[2]	230	239
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	228	232
Wynn Macau, Ltd. 5.625% 2028[2]	200	210
Wynn Resorts Ltd. 7.75% 2025[2]	180	195
Xcel Energy Inc. 3.35% 2026	2,581	2,914
Xerox Corp. 5.50% 2028[2]	450	478
Ziggo Bond Co. BV 5.125% 2030[2]	200	211

American Funds Insurance Series      195

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

U.S. dollars (continued)

Ziggo Bond Finance BV 5.50% 2027[2]	$412	$431
Ziggo Bond Finance BV 4.875% 2030[2]	100	105
Zimmer Holdings, Inc. 3.15% 2022	790	813

		924,718

Total bonds, notes & other debt instruments (cost: $2,015,926,000)		2,189,999

Common stocks 0.08%

	Shares

U.S. dollars 0.08%

Associated Materials Group Inc.[11,12,13]	174,911	1,098
Oasis Petroleum Inc.[13]	8,735	324
Weatherford International[13]	29,931	180
Tribune Resources, LLC[11,12,13]	158,988	145
ACR III LSC Holdings LLC[11,12,13]	49	74
Advanz Pharma Corp. Ltd.[13,14]	9,130	40
Advanz Pharma Corp. Ltd.[13]	6,028	27
McDermott International, Inc.[13]	4,287	3
Jonah Energy Parent LLC[11,12,13]	130	2
Sable Permian Resources, LLC, units[11,12,13]	2,905,980	—	[15]

Total common stocks (cost: $4,556,000)		1,893

Rights & warrants 0.00%

U.S. dollars 0.00%

Tribune Resources, LLC, Class A, warrants, expire 2023[11,12,13]	53,128	—	[15]
Tribune Resources, LLC, Class B, warrants, expire 2023[11,12,13]	41,322	—	[15]
Tribune Resources, LLC, Class C, warrants, expire 2023[11,12,13]	39,060	—	[15]

Total rights & warrants (cost: $8,000)		—	[15]

Short-term securities 6.44%

Money market investments 6.28%

Capital Group Central Cash Fund 0.12%[16,17]	1,470,026	147,017

	Principal amount
	(000)

Bills & notes of governments outside the U.S. 0.16%

Greek Treasury Bill 0.13% due 1/4/2021	€3,000	3,665

Total short-term securities (cost: $150,388,000)		150,682

Total investment securities 100.16% (cost: $2,170,878,000)		2,342,574
Other assets less liabilities (0.16)%		(3,829)

Net assets 100.00%		$2,338,745

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[18] (000)	Value at 12/31/2020[19] (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	53	April 2021	$5,300	$6,687	$14
10 Year Japanese Government Bond Futures	Long	1	March 2021	¥100,000	1,471	(1)
10 Year Ultra U.S. Treasury Note Futures	Short	256	March 2021	$(25,600)	(40,028)	88

196      American Funds Insurance Series

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[18] (000)	Value at 12/31/2020[19] (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
10 Year U.S. Treasury Note Futures	Short	363	March 2021	(36,300)	$(50,122)	$(53)
30 Year Euro-Buxl Futures	Long	50	March 2021	€5,000	13,758	206
30 Year Ultra U.S. Treasury Bond Futures	Long	75	March 2021	$7,500	16,017	(101)

						$153

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2020 (000)
AUD	1,830	USD	1,338	Bank of New York Mellon	1/6/2021	$73
USD	1,384	AUD	1,830	HSBC Bank	1/6/2021	(27)
USD	7,916	NZD	11,400	Bank of America	1/6/2021	(287)
EUR	5,320	USD	6,419	Bank of America	1/7/2021	81
EUR	2,080	USD	2,519	HSBC Bank	1/7/2021	23
USD	4,624	EUR	3,790	Citibank	1/7/2021	(7)
JPY	11,212,630	USD	107,405	Goldman Sachs	1/8/2021	1,198
EUR	74,298	USD	89,863	JPMorgan Chase	1/8/2021	924
CAD	16,330	USD	12,628	Standard Chartered Bank	1/8/2021	202
SEK	23,400	USD	2,746	Bank of America	1/8/2021	99
MXN	220,660	USD	10,980	HSBC Bank	1/8/2021	98
AUD	1,260	USD	928	HSBC Bank	1/8/2021	44
NOK	10,500	USD	1,188	Bank of New York Mellon	1/8/2021	36
CHF	800	USD	894	Bank of America	1/8/2021	10
CZK	181,540	EUR	6,914	HSBC Bank	1/8/2021	5
EUR	10,116	DKK	75,300	Bank of New York Mellon	1/8/2021	(2)
USD	2,299	EUR	1,890	Citibank	1/8/2021	(11)
PLN	12,600	USD	3,397	Citibank	1/8/2021	(24)
USD	2,283	MXN	46,000	Goldman Sachs	1/8/2021	(26)
USD	1,861	AUD	2,460	HSBC Bank	1/8/2021	(36)
USD	984	ZAR	15,210	Bank of America	1/8/2021	(49)
USD	2,623	GBP	1,970	Citibank	1/8/2021	(71)
USD	6,270	CZK	136,930	Citibank	1/8/2021	(106)
USD	12,699	CAD	16,330	Goldman Sachs	1/8/2021	(130)
USD	17,096	ILS	56,300	Citibank	1/8/2021	(427)
USD	15,021	AUD	20,170	UBS AG	1/8/2021	(531)
CNH	137,510	USD	21,027	UBS AG	1/12/2021	102
USD	2,914	THB	88,000	Citibank	1/12/2021	(24)
JPY	1,485,880	USD	14,244	HSBC Bank	1/14/2021	149
COP	4,735,500	USD	1,368	Citibank	1/14/2021	19
KRW	28,454,610	USD	26,193	Citibank	1/14/2021	7
USD	2,244	IDR	31,688,220	Standard Chartered Bank	1/14/2021	(8)
USD	3,313	INR	244,900	HSBC Bank	1/14/2021	(34)
USD	1,765	CLP	1,302,100	Citibank	1/14/2021	(67)
USD	6,914	KRW	7,636,890	Citibank	1/14/2021	(117)
USD	5,644	DKK	34,570	Goldman Sachs	1/19/2021	(34)
USD	10,438	NZD	14,740	Goldman Sachs	1/21/2021	(169)
CAD	13,240	USD	10,150	Citibank	1/29/2021	253
CAD	13,190	USD	10,114	Bank of America	1/29/2021	249
MXN	76,040	USD	3,645	Goldman Sachs	1/29/2021	163
USD	2,093	ZAR	30,700	UBS AG	1/29/2021	13
EUR	5,779	DKK	43,000	Citibank	1/29/2021	2
EUR	722	DKK	5,372	Goldman Sachs	1/29/2021	— [15]

American Funds Insurance Series      197

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 12/31/2020 (000)
EUR	722	DKK	5,372	Citibank	1/29/2021	$— [15]
EUR	14,020	DKK	104,345	Citibank	1/29/2021	— [15]
USD	1,769	ZAR	29,280	Bank of America	1/29/2021	(215)
USD	7,227	MXN	155,490	Morgan Stanley	1/29/2021	(560)
USD	19,929	CAD	26,430	Citibank	1/29/2021	(837)
CAD	17,000	USD	13,128	UBS AG	2/10/2021	230
RUB	422,320	USD	5,511	Goldman Sachs	2/10/2021	175

						$356

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 12/31/2020 (000)
0.0079%	6-month JPY-LIBOR	4/8/2030	¥1,620,000	$(32)	$32	$(64)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 12/31/2020 (000)
CDX.EM.34	1.00%/Quarterly	12/20/2025	$25,000	$602	$1,300	$(698)

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 12/31/2020 (000)
CDX.EM.34	1.00%/Quarterly	12/20/2025	$25,000	$602	$1,300	$(698)

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation at 12/31/2020 (000)
1.00%/Quarterly	CDX.NA.IG.35	12/20/2025	$13,090	$321	$290	$31

Investments in affiliates17

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 6.29%
Money market investments 6.29%
Capital Group Central Cash Fund 0.12%[16]	$77,745	$900,757	$831,352	$35	$(168)	$147,017	$477

198      American Funds Insurance Series

CapitalWorld Bond Fund (formerly Global Bond Fund) (continued)

[1]	Step bond; coupon rate may change at a later date.
[2]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $282,947,000, which represented 12.10% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,635,000, which represented .11% of the net assets of the fund.

[6]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Scheduled interest and/or principal payment was not received.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $4,515,000, which represented .19% of the net assets of the fund.
[10]	Purchased on a TBA basis.
[11]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,319,000, which represented .06% of the net assets of the fund.
[12]	Value determined using significant unobservable inputs.
[13]	Security did not produce income during the last 12 months.
[14]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

[15]	Amount less than one thousand.
[16]	Rate represents the seven-day yield at 12/31/2020.
[17]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp. Ltd.	8/31/2018	$116	$40.00%

Key to abbreviations and symbols

AUD/A$ = Australian dollars

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DKK/DKr = Danish kroner

DOP = Dominican pesos

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK/NKr = Norwegian kroner

NZD/NZ$ = New Zealand dollars

PEN = Peruvian nuevos soles

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RON = Romanian leu

RUB = Russian rubles

S$ = Singapore dollars

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

THB = Thai baht

UAH = Ukrainian hryvnia

USD/$ = U.S. dollars

ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series      199

High-Income Bond Fund

Investment portfolio December 31, 2020

Bonds, notes & other debt instruments 89.34%

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans 89.33%

Communication services 13.43%

Brightstar Escrow Corp. 9.75% 2025[1]	$575	$616
Cars.com Inc. 6.375% 2028[1]	625	665
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	1,155	1,164
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	263	273
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	3,182	3,287
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	96	102
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	24	26
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	304	323
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	787	850
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	4,535	4,785
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[1]	2,549	2,725
CenturyLink, Inc. 6.75% 2023	2,235	2,493
CenturyLink, Inc. 7.50% 2024	583	661
CenturyLink, Inc. 5.125% 2026[1]	2,069	2,188
CenturyLink, Inc. 4.00% 2027[1]	134	139
Clear Channel Worldwide Holdings, Inc. 9.25% 2024	561	569
Diamond Sports Group LLC 5.375% 2026[1]	993	809
Diamond Sports Group LLC 6.625% 2027[1]	1,155	700
Discovery Communications, Inc. 4.65% 2050	442	553
Embarq Corp. 7.995% 2036	927	1,145
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 4.25%) 5.25% 2027[2,3]	75	75
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	525	549
Front Range BidCo, Inc. 6.125% 2028[1]	1,089	1,153
Frontier Communications Corp. 10.50% 2022[4]	4,500	2,356
Frontier Communications Corp. 5.875% 2027[1]	1,550	1,679
Frontier Communications Corp. 5.00% 2028[1]	3,500	3,655
Frontier Communications Corp. 6.75% 2029[1]	1,675	1,795
Gogo Inc. 9.875% 2024[1]	10,414	11,170
Gray Television, Inc. 7.00% 2027[1]	808	886
iHeartCommunications, Inc. 5.25% 2027[1]	1,235	1,296
Inmarsat PLC 6.75% 2026[1]	1,475	1,591
Intelsat Jackson Holding Co. 8.00% 2024[1]	1,675	1,718
Intelsat Jackson Holding Co. 8.50% 2024[1,4]	3,175	2,278
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[2,3]	1,212	1,241
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	3,900	3,976
Lamar Media Corp. 3.75% 2028	61	63
Lamar Media Corp. 4.875% 2029	300	320
Lamar Media Corp. 4.00% 2030	260	270
Liberty Global PLC 5.50% 2028[1]	656	693
Ligado Networks LLC 15.50% 2023[1,5]	1,750	1,706
Live Nation Entertainment, Inc. 3.75% 2028[1]	450	456
Match Group, Inc. 4.625% 2028[1]	1,100	1,155
MDC Partners Inc. 6.50% 2024[1]	5,170	5,249
Meredith Corp. 6.875% 2026	2,239	2,187
National CineMedia, LLC 5.875% 2028[1]	250	213
Netflix, Inc. 5.375% 2021	1,300	1,307
Netflix, Inc. 4.875% 2028	360	407
Netflix, Inc. 4.875% 2030[1]	174	200
Nexstar Broadcasting, Inc. 4.75% 2028[1]	2,500	2,620
Nexstar Escrow Corp. 5.625% 2027[1]	289	310
Numericable Group SA 7.375% 2026[1]	1,049	1,105
Qwest Capital Funding, Inc. 6.875% 2028	660	705
Scripps Escrow II, Inc. 3.875% 2029[1]	1,125	1,175
Sinclair Television Group, Inc. 5.125% 2027[1]	345	352
Sinclair Television Group, Inc. 4.125% 2030[1]	1,800	1,847
Sirius XM Radio Inc. 4.625% 2024[1]	74	77
Sirius XM Radio Inc. 4.125% 2030[1]	345	368
Sprint Corp. 11.50% 2021	987	1,073
Sprint Corp. 7.625% 2026	2,000	2,485
Sprint Corp. 6.875% 2028	3,671	4,847
Sprint Corp. 8.75% 2032	2,440	3,866

200      American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Communication services (continued)

TEGNA Inc. 4.75% 2026[1]	$850	$909
TEGNA Inc. 4.625% 2028[1]	635	650
TEGNA Inc. 5.00% 2029	716	757
T-Mobile US, Inc. 3.875% 2030[1]	292	339
T-Mobile US, Inc. 4.50% 2050[1]	379	468
Total Play Telecomunicaciones, SA de CV 7.50% 2025[1]	725	725
Trilogy International Partners, LLC 8.875% 2022[1]	4,500	4,353
Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC 7.875% 2025[1]	75	81
Univision Communications Inc. 5.125% 2025[1]	3,195	3,225
Univision Communications Inc. 6.625% 2027[1]	3,050	3,281
Virgin Media O2 4.25% 2031[1]	1,925	1,971
Virgin Media Secured Finance PLC 4.50% 2030[1]	790	826
Vodafone Group PLC 7.00% 2079 (5-year USD Swap + 4.873% on 4/4/2029)[6]	105	131
Warner Music Group 5.50% 2026[1]	228	236
Warner Music Group 3.875% 2030[1]	850	905
Ziggo Bond Co. BV 5.125% 2030[1]	419	443
Ziggo Bond Finance BV 5.50% 2027[1]	1,491	1,559
Ziggo Bond Finance BV 4.875% 2030[1]	1,075	1,132

		116,538

Energy 12.44%

American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[1,4]	1,934	14
Antero Resources Corp. 5.375% 2024	875	855
Antero Resources Corp. 7.875% 2026[1]	92	95
Apache Corp. 4.625% 2025	770	809
Apache Corp. 4.875% 2027	1,360	1,444
Apache Corp. 4.375% 2028	791	825
Apache Corp. 6.00% 2037	165	183
Apache Corp. 5.10% 2040	795	854
Apache Corp. 4.75% 2043	295	306
Ascent Resources - Utica LLC 7.00% 2026[1]	765	734
Ascent Resources - Utica LLC 9.00% 2027[1]	120	134
Ascent Resources - Utica LLC 8.25% 2028[1]	271	271
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 9.233% 2025[1,2,3]	228	249
Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 2022[1]	1,300	1,303
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	871	930
Carrizo Oil & Gas Inc. 6.25% 2023	750	478
Cenovus Energy Inc. 5.375% 2025	755	852
Cenovus Energy Inc. 6.75% 2039	125	165
Cenovus Energy Inc. 5.40% 2047	400	470
Centennial Resource Production, LLC 6.875% 2027[1]	465	335
Cheniere Energy Partners, LP 5.625% 2026	1,146	1,197
Cheniere Energy Partners, LP 4.50% 2029	583	618
Cheniere Energy, Inc. 7.00% 2024	319	373
Cheniere Energy, Inc. 5.875% 2025	495	576
Cheniere Energy, Inc. 4.625% 2028[1]	5,055	5,314
Chesapeake Energy Corp. 4.875% 2022[4]	4,300	215
Chesapeake Energy Corp. 11.50% 2025[1,4]	2,824	498
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 8.223% 2024[2,3,4]	2,627	2,154
CITGO Petroleum Corp. 7.00% 2025[1]	500	500
CNX Resources Corp. 7.25% 2027[1]	935	1,002
CNX Resources Corp. 6.00% 2029[1]	1,345	1,380
Comstock Resources, Inc. 9.75% 2026	1,363	1,464
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[1,5]	7,784	2,219
Continental Resources Inc. 5.75% 2031[1]	655	728
Convey Park Energy LLC 7.50% 2025[1]	417	423
DCP Midstream LP 7.375% 2049 (3-month USD-LIBOR + 5.148% on 12/15/2022)[6]	270	225
DCP Midstream Operating LP 4.95% 2022	1,072	1,108

American Funds Insurance Series      201

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)

Diamond Offshore Drilling, Inc. 7.875% 2025[4]	$508	$65
Diamond Offshore Drilling, Inc. 4.875% 2043[4]	1,362	173
Endeavor Energy Resources, LP 6.625% 2025[1]	850	911
Energy Transfer Operating, LP 5.00% 2050	2,051	2,223
EnLink Midstream Partners, LLC 5.625% 2028[1]	660	676
EnLink Midstream Partners, LP 4.15% 2025	400	393
EQM Midstream Partners, LP 4.75% 2023	400	421
EQM Midstream Partners, LP 4.125% 2026	127	128
EQM Midstream Partners, LP 6.50% 2027[1]	2,365	2,666
EQM Midstream Partners, LP 5.50% 2028	1,231	1,348
EQT Corp. 7.875% 2025	630	718
EQT Corp. 3.90% 2027	125	124
EQT Corp. 5.00% 2029	480	507
EQT Corp. 8.75% 2030	400	489
Extraction Oil & Gas, Inc. 5.625% 2026[1,4]	1,575	289
Genesis Energy, LP 5.625% 2024	150	146
Genesis Energy, LP 6.50% 2025	2,235	2,178
Genesis Energy, LP 8.00% 2027	1,528	1,524
Harvest Midstream I, LP 7.50% 2028[1]	1,325	1,413
Hess Midstream Partners LP 5.125% 2028[1]	687	719
Hilcorp Energy I, LP 5.75% 2025[1]	775	787
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.146% 2024[2,3,7]	12	10
Lealand Finance Company BV, Term Loan,
(3-month USD-LIBOR + 4.00%) 4.146% 2025[2,3,5]	146	100
MPLX LP 5.50% 2049	417	549
Murphy Oil Corp. 6.875% 2024	1,000	1,019
Nabors Industries Inc. 5.75% 2025	355	186
New Fortress Energy Inc. 6.75% 2025[1]	1,034	1,097
NGL Energy Partners LP 7.50% 2023	767	545
NGL Energy Partners LP 6.125% 2025	3,179	2,023
Northriver Midstream Finance LP 5.625% 2026[1]	625	647
NuStar Logistics, LP 6.75% 2021[1]	15	15
NuStar Logistics, LP 6.00% 2026	686	743
Occidental Petroleum Corp. 2.70% 2023	275	275
Occidental Petroleum Corp. 2.90% 2024	2,093	2,018
Occidental Petroleum Corp. 5.50% 2025	755	789
Occidental Petroleum Corp. 5.875% 2025	710	757
Occidental Petroleum Corp. 8.00% 2025	1,475	1,683
Occidental Petroleum Corp. 3.40% 2026	600	573
Occidental Petroleum Corp. 6.375% 2028	575	609
Occidental Petroleum Corp. 3.50% 2029	210	192
Occidental Petroleum Corp. 6.625% 2030	885	962
Occidental Petroleum Corp. 8.875% 2030	375	441
Occidental Petroleum Corp. 6.125% 2031	845	906
Occidental Petroleum Corp. 4.20% 2048	165	134
ONEOK, Inc. 5.85% 2026	273	327
ONEOK, Inc. 4.95% 2047	23	26
ONEOK, Inc. 5.20% 2048	282	329
ONEOK, Inc. 7.15% 2051	83	115
Ovintiv Inc. 6.50% 2034	550	637
Parsley Energy, Inc. 5.25% 2025[1]	150	157
PBF Holding Company LLC 9.25% 2025[1]	235	231
PDC Energy Inc. 5.75% 2026	1,100	1,138
Peabody Energy Corp. 6.00% 2022[1]	1,738	1,272
Peabody Energy Corp. 6.375% 2025[1]	100	55
Petrobras Global Finance Co. 5.60% 2031	250	288
Petrobras Global Finance Co. 6.90% 2049	375	476
Petrobras Global Finance Co. 6.75% 2050	850	1,057
Petróleos Mexicanos 6.875% 2025[1]	350	384
Petróleos Mexicanos 6.49% 2027	495	523

202      American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)

Petróleos Mexicanos 5.35% 2028	$449	$444
Petróleos Mexicanos 6.375% 2045	210	193
Petróleos Mexicanos 6.35% 2048	108	98
Petróleos Mexicanos 7.69% 2050	651	657
PowerTeam Services, LLC 9.033% 2025[1]	560	624
QEP Resources, Inc. 5.625% 2026	435	478
Range Resources Corp. 4.875% 2025	472	447
Rattler Midstream Partners LP 5.625% 2025[1]	1,105	1,169
Rockies Express Pipeline LLC 4.95% 2029[1]	1,000	1,042
Sabine Pass Liquefaction, LLC 4.50% 2030[1]	256	304
Sanchez Energy Corp. 7.25% 2023[1,4]	739	7
SM Energy Co. 5.625% 2025	247	201
SM Energy Co. 6.625% 2027	290	233
Southwestern Energy Co. 6.45% 2025[6]	935	972
Southwestern Energy Co. 7.50% 2026	1,224	1,286
Southwestern Energy Co. 7.75% 2027	72	78
Southwestern Energy Co. 8.375% 2028	865	940
Sunoco LP 5.50% 2026	513	528
Sunoco LP 6.00% 2027	147	156
Sunoco LP 4.50% 2029[1]	1,205	1,255
Tallgrass Energy Partners, LP 5.50% 2024[1]	1,000	1,020
Tallgrass Energy Partners, LP 7.50% 2025[1]	585	633
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[2,3,7,8]	11	6
Targa Resources Partners LP 5.875% 2026	321	341
Targa Resources Partners LP 6.50% 2027	133	145
Targa Resources Partners LP 6.875% 2029	332	374
Targa Resources Partners LP 5.50% 2030	477	518
Targa Resources Partners LP 4.875% 2031[1]	2,000	2,173
Teekay Corp. 9.25% 2022[1]	3,108	3,178
Teekay Offshore Partners LP 8.50% 2023[1]	2,009	1,712
Transocean Guardian Ltd. 5.875% 2024[1]	862	726
Transocean Inc. 6.125% 2025[1]	1,876	1,788
Transocean Poseidon Ltd. 6.875% 2027[1]	655	598
USA Compression Partners, LP 6.875% 2026	264	276
USA Compression Partners, LP 6.875% 2027	247	264
Vine Oil & Gas LP 8.75% 2023[1]	1,767	1,414
Weatherford International PLC 8.75% 2024[1]	1,346	1,351
Weatherford International PLC 11.00% 2024[1]	4,211	3,295
Western Gas Partners LP 4.50% 2028	1,368	1,423
Western Gas Partners LP 5.45% 2044	55	56
Western Midstream Operating, LP 4.10% 2025[6]	369	381
Western Midstream Operating, LP 4.75% 2028	160	167
Western Midstream Operating, LP 5.25% 2050	500	551
WPX Energy, Inc. 5.75% 2026	297	313
WPX Energy, Inc. 5.25% 2027	160	170
WPX Energy, Inc. 5.875% 2028	620	677
WPX Energy, Inc. 4.50% 2030	759	806

		107,954

Consumer discretionary 12.17%

99 Escrow Issuer, Inc. 7.50% 2026[1]	405	403
Adient US LLC 9.00% 2025[1]	205	229
Affinity Gaming 6.875% 2027[1]	1,125	1,180
Allied Universal Holdco LLC 6.625% 2026[1]	858	916
Allied Universal Holdco LLC 9.75% 2027[1]	826	902
At Home Holding III Inc. 8.75% 2025[1]	300	325
Boyd Gaming Corp. 8.625% 2025[1]	120	134
Boyd Gaming Corp. 4.75% 2027	861	896
Brookfield Residential Properties Inc. 4.875% 2030[1]	325	336
Caesars Entertainment, Inc. 6.25% 2025[1]	1,195	1,274

American Funds Insurance Series      203

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)

Caesars Resort Collection, LLC 5.75% 2025[1]	$345		$366
Carnival Corp. 11.50% 2023[1]	1,812		2,098
Carnival Corp. 7.625% 2026[1]	175		191
Carnival Corp. 10.50% 2026[1]	275		321
Cedar Fair, LP 5.25% 2029	271		279
Churchill Downs Inc. 4.75% 2028[1]	430		454
Cirsa Gaming Corp. SA 7.875% 2023[1]	2,277		2,300
Clarios Global LP 6.75% 2025[1]	375		405
Dana Inc. 5.625% 2028	675		728
Dave & Buster’s, Inc. 7.625% 2025[1]	375		396
Empire Communities Corp. 7.00% 2025[1]	525		555
Fertitta Entertainment, Inc. 6.75% 2024[1]	371		369
Ford Motor Co. 8.50% 2023	1,787		2,018
Ford Motor Co. 9.00% 2025	684		841
Ford Motor Co. 9.625% 2030	250		353
Ford Motor Co. 7.45% 2031	275		353
Ford Motor Credit Co. 3.087% 2023	400		408
Ford Motor Credit Co. 3.664% 2024	500		514
Ford Motor Credit Co. 3.81% 2024	887		910
Ford Motor Credit Co. 5.584% 2024	350		378
Ford Motor Credit Co. 5.125% 2025	6,285		6,842
Ford Motor Credit Co. 4.542% 2026	510		545
Ford Motor Credit Co. 3.815% 2027	275		283
Ford Motor Credit Co. 4.125% 2027	835		876
Ford Motor Credit Co. 4.271% 2027	525		551
Ford Motor Credit Co. 5.113% 2029	200		223
Ford Motor Credit Co. 4.00% 2030	1,820		1,917
Hanesbrands Inc. 4.625% 2024[1]	445		467
Hanesbrands Inc. 5.375% 2025[1]	432		458
Hanesbrands Inc. 4.875% 2026[1]	274		298
Hilton Worldwide Holdings Inc. 5.125% 2026	700		724
Hilton Worldwide Holdings Inc. 4.875% 2030	508		556
Hilton Worldwide Holdings Inc. 4.00% 2031[1]	870		920
International Game Technology PLC 6.25% 2022[1]	403		417
International Game Technology PLC 6.50% 2025[1]	1,383		1,550
International Game Technology PLC 5.25% 2029[1]	1,455		1,570
Jaguar Land Rover PLC 7.75% 2025[1]	450		486
Jaguar Land Rover PLC 5.875% 2028[1]	550		556
KB Home 6.875% 2027	330		388
Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3,7]	17		20
Landry’s Finance Acquisition Co., Term Loan B, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3]	—	[9]	—	[9]
Lennar Corp. 4.50% 2024	40		44
Levi Strauss & Co. 5.00% 2025	452		464
Limited Brands, Inc. 6.875% 2025[1]	245		266
Limited Brands, Inc. 6.625% 2030[1]	380		423
Limited Brands, Inc. 6.875% 2035	346		389
Limited Brands, Inc. 6.75% 2036	495		552
Lithia Motors, Inc. 4.375% 2031[1]	475		510
M.D.C. Holdings, Inc. 6.00% 2043	823		1,105
Macy’s, Inc. 8.375% 2025[1]	145		161
Mattel, Inc. 6.75% 2025[1]	904		955
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.00% 2022[2,3]	1,224		1,196
Melco International Development Ltd. 5.75% 2028[1]	2,000		2,133
Merlin Entertainment 5.75% 2026[1]	792		834
MGM Growth Properties LLC 5.625% 2024	307		334
MGM Growth Properties LLC 4.625% 2025[1]	900		965
MGM Growth Properties LLC 3.875% 2029[1]	1,490		1,526
MGM Resorts International 7.75% 2022	740		789

204      American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)

MGM Resorts International 6.00% 2023	$541	$582
MGM Resorts International 5.50% 2027	541	604
MYT Holding LLC 7.50% 2025[1,5]	1,712	1,725
NCL Corp. Ltd. 3.625% 2024[1]	650	619
NCL Corp. Ltd. 12.25% 2024[1]	175	210
NCL Corp. Ltd. 5.875% 2026[1]	475	501
Neiman Marcus Group Ltd. LLC, Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2025[2,3]	1,497	1,601
Newell Rubbermaid Inc. 4.875% 2025	445	490
Newell Rubbermaid Inc. 5.875% 2036[6]	30	37
Nissan Motor Co., Ltd. 4.81% 2030[1]	425	480
Norwegian Cruise Line Holdings Ltd. 10.25% 2026[1]	275	322
Panther BF Aggregator 2, LP 6.25% 2026[1]	155	166
Panther BF Aggregator 2, LP 8.50% 2027[1]	990	1,077
Party City Holdings Inc. 6.625% 2026[1]	500	376
PetSmart, Inc. 7.125% 2023[1]	6,489	6,495
PetSmart, Inc. 5.875% 2025[1]	3,342	3,440
PetSmart, Inc. 8.875% 2025[1]	1,846	1,898
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[2,3]	2,555	2,535
Royal Caribbean Cruises Ltd. 10.875% 2023[1]	325	370
Royal Caribbean Cruises Ltd. 11.50% 2025[1]	775	907
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	57	57
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	2,825	2,907
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[1]	1,244	1,386
Scientific Games Corp. 5.00% 2025[1]	301	311
Scientific Games Corp. 8.625% 2025[1]	2,170	2,379
Scientific Games Corp. 8.25% 2026[1]	3,644	3,933
Scientific Games Corp. 7.00% 2028[1]	85	92
Scientific Games Corp. 7.25% 2029[1]	845	929
Six Flags Entertainment Corp. 4.875% 2024[1]	1,277	1,283
Six Flags Theme Parks Inc. 7.00% 2025[1]	140	151
Sizzling Platter LLC 8.50% 2025[1]	450	469
Staples, Inc. 7.50% 2026[1]	1,366	1,429
Stars Group Holdings BV 7.00% 2026[1]	525	554
The Home Company Inc. 7.25% 2025[1]	725	746
Vail Resorts, Inc. 6.25% 2025[1]	315	337
VICI Properties LP 4.25% 2026[1]	962	999
VICI Properties LP 4.625% 2029[1]	135	145
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[1]	851	872
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[1]	379	388
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[1]	1,774	1,875
Viking Cruises Ltd. 6.25% 2025[1]	140	138
Viking Cruises Ltd. 13.00% 2025[1]	430	515
Viking Cruises Ltd. 5.875% 2027[1]	185	181
Wyndham Destinations, Inc. 6.625% 2026[1]	525	602
Wyndham Worldwide Corp. 5.375% 2026[1]	860	892
Wyndham Worldwide Corp. 4.375% 2028[1]	1,380	1,436
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	1,171	1,190
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	373	385
Wynn Macau, Ltd. 5.125% 2029[1]	200	205
Wynn Resorts Ltd. 7.75% 2025[1]	820	890
Wynn Resorts Ltd. 5.125% 2029[1]	342	359

		105,595

Materials 11.58%

Alcoa Netherlands Holding BV 5.50% 2027[1]	510	559
Anglo American Capital PLC 5.625% 2030[1]	310	395
Arconic Corp. 6.00% 2025[1]	810	866
Ardagh Group SA 6.50% 2027[1,5]	622	665
Ardagh Packaging Finance 5.25% 2025[1]	495	523

American Funds Insurance Series      205

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Materials (continued)

Ardagh Packaging Finance 6.00% 2025[1]	$533	$553
Ardagh Packaging Finance 5.25% 2027[1]	425	447
Axalta Coating Systems LLC 4.75% 2027[1]	460	490
Blue Cube Spinco Inc. 10.00% 2025	660	700
BWAY Parent Co., Inc. 5.50% 2024[1]	1,619	1,653
CANPACK SA and Eastern PA Land Investment Holding LLC 3.125% 2025[1]	425	428
Carlyle Group LP 8.75% 2023[1,5]	215	217
Cascades Inc. 5.125% 2026[1]	495	524
Cascades Inc. 5.375% 2028[1]	340	362
Cleveland-Cliffs Inc. 4.875% 2024[1]	2,245	2,291
Cleveland-Cliffs Inc. 5.75% 2025	2,739	2,785
Cleveland-Cliffs Inc. 9.875% 2025[1]	309	364
Cleveland-Cliffs Inc. 6.75% 2026[1]	1,167	1,262
Cleveland-Cliffs Inc. 5.875% 2027	4,675	4,773
Cleveland-Cliffs Inc. 7.00% 2027[1]	297	288
Consolidated Energy Finance SA 6.50% 2026[1]	1,250	1,253
CVR Partners, LP 9.25% 2023[1]	2,248	2,253
Element Solutions Inc. 3.875% 2028[1]	620	639
First Quantum Minerals Ltd. 7.25% 2023[1]	2,073	2,140
First Quantum Minerals Ltd. 6.50% 2024[1]	411	423
First Quantum Minerals Ltd. 7.50% 2025[1]	7,943	8,281
First Quantum Minerals Ltd. 6.875% 2026[1]	3,076	3,213
First Quantum Minerals Ltd. 6.875% 2027[1]	5,790	6,289
Freeport-McMoRan Inc. 3.875% 2023	189	198
Freeport-McMoRan Inc. 4.25% 2030	925	998
Freeport-McMoRan Inc. 5.40% 2034	300	376
FXI Holdings, Inc. 7.875% 2024[1]	3,425	3,459
FXI Holdings, Inc. 12.25% 2026[1]	4,575	5,223
GPC Merger Sub Inc. 7.125% 2028[1]	434	480
GrafTech Finance Inc. 4.625% 2028[1]	425	431
Hexion Inc. 7.875% 2027[1]	2,304	2,470
INEOS Group Holdings SA 5.625% 2024[1]	772	785
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	1,260	1,429
LSB Industries, Inc. 9.625% 2023[1]	3,363	3,476
LYB International Finance III, LLC 3.80% 2060	213	230
Methanex Corp. 5.125% 2027	4,075	4,434
Methanex Corp. 5.25% 2029	450	489
Methanex Corp. 5.65% 2044	475	510
Neon Holdings, Inc. 10.125% 2026[1]	2,500	2,744
Newcrest Finance Pty Ltd. 4.20% 2050[1]	550	674
Nouryon Holding BV 8.00% 2026[1]	931	991
Nova Chemicals Corp. 4.875% 2024[1]	495	516
Nova Chemicals Corp. 5.25% 2027[1]	1,036	1,105
Novelis Corp. 5.875% 2026[1]	950	994
Novelis Corp. 4.75% 2030[1]	990	1,068
OCI NV 5.25% 2024[1]	278	289
Olin Corp. 9.50% 2025[1]	490	613
Olin Corp. 5.00% 2030	280	299
Owens-Illinois, Inc. 5.875% 2023[1]	1,670	1,792
Owens-Illinois, Inc. 6.375% 2025[1]	265	294
Plastipak Holdings, Inc. 6.25% 2025[1]	200	206
Rayonier A.M. Products Inc. 7.625% 2026[1]	745	778
Scotts Miracle-Gro Co. 4.50% 2029	639	691
Sealed Air Corp. 4.875% 2022[1]	660	693
Sealed Air Corp. 5.25% 2023[1]	267	285
Sealed Air Corp. 4.00% 2027[1]	316	338
Silgan Holdings Inc. 4.125% 2028	377	393
Summit Materials, Inc. 6.50% 2027[1]	360	384
Summit Materials, Inc. 5.25% 2029[1]	1,275	1,340
Trivium Packaging BV 5.50% 2026[1]	530	561
Trivium Packaging BV 8.50% 2027[1]	403	442

206      American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Materials (continued)

Tronox Ltd. 5.75% 2025[1]	$700	$728
Tronox Ltd. 6.50% 2026[1]	775	808
Valvoline Inc. 4.375% 2025	555	573
Valvoline Inc. 4.25% 2030[1]	353	375
Valvoline Inc. 3.625% 2031[1]	620	638
Venator Materials Corp. 5.75% 2025[1]	5,956	5,580
Venator Materials Corp. 9.50% 2025[1]	2,175	2,382
W. R. Grace & Co. 4.875% 2027[1]	790	839
Warrior Met Coal, Inc. 8.00% 2024[1]	1,400	1,433

		100,470

Health care 11.31%

Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.897% 2026[2,3]	845	817
Avantor Funding, Inc. 4.625% 2028[1]	1,510	1,599
Bausch Health Companies Inc. 9.25% 2026[1]	2,644	2,952
Bausch Health Companies Inc. 5.00% 2028[1]	587	606
Bausch Health Companies Inc. 7.00% 2028[1]	1,153	1,269
Bausch Health Companies Inc. 5.00% 2029[1]	891	918
Bausch Health Companies Inc. 6.25% 2029[1]	815	886
Bausch Health Companies Inc. 5.25% 2030[1]	852	893
Bausch Health Companies Inc. 5.25% 2031[1]	3,055	3,197
Catalent Pharma Solutions Inc. 5.00% 2027[1]	53	56
Centene Corp. 4.75% 2025	1,000	1,027
Centene Corp. 5.375% 2026[1]	850	898
Centene Corp. 5.375% 2026[1]	330	349
Centene Corp. 4.25% 2027	634	674
Centene Corp. 4.625% 2029	2,505	2,784
Centene Corp. 3.00% 2030	2,805	2,977
Centene Corp. 3.375% 2030	132	139
Charles River Laboratories International, Inc. 5.50% 2026[1]	584	613
Charles River Laboratories International, Inc. 4.25% 2028[1]	241	253
Community Health Systems Inc. 5.625% 2027[1]	730	786
Community Health Systems Inc. 6.00% 2029[1]	653	706
Concordia International Corp. 8.00% 2024	34	35
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2024[2,3]	59	58
Encompass Health Corp. 4.50% 2028	496	519
Encompass Health Corp. 4.75% 2030	635	681
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[1]	1,644	1,838
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,185	1,008
Endo International PLC 5.75% 2022[1]	2,937	2,853
Endo International PLC 5.875% 2024[1]	1,300	1,320
HCA Inc. 5.875% 2023	604	665
HCA Inc. 5.375% 2025	175	197
HCA Inc. 5.875% 2026	321	370
HCA Inc. 4.50% 2027	173	201
HCA Inc. 5.625% 2028	1,315	1,556
HCA Inc. 3.50% 2030	1,325	1,408
HCA Inc. 5.50% 2047	128	171
HCA Inc. 5.25% 2049	475	627
HealthSouth Corp. 5.75% 2025	942	975
IMS Health Holdings, Inc. 5.00% 2026[1]	823	864
Jaguar Holding Co. II 4.625% 2025[1]	350	370
Jaguar Holding Co. II 5.00% 2028[1]	375	401
Mallinckrodt International Finance SA 5.50% 2025[1,4]	1,118	391
Mallinckrodt PLC 5.75% 2022[1]	420	147
Mallinckrodt PLC 10.00% 2025[1]	4,358	4,739
Molina Healthcare, Inc. 5.375% 2022	4,589	4,867
Molina Healthcare, Inc. 4.375% 2028[1]	920	969
Molina Healthcare, Inc. 3.875% 2030[1]	1,420	1,527
Owens & Minor, Inc. 4.375% 2024	1,440	1,481

American Funds Insurance Series      207

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Health care (continued)

Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.655% 2025[2,3]	$1,460	$1,458
Par Pharmaceutical Inc. 7.50% 2027[1]	4,612	5,010
PAREXEL International Corp. 6.375% 2025[1]	685	703
Prime Healthcare Services, Inc. 7.25% 2025[1]	600	639
Radiology Partners, Inc. 9.25% 2028[1]	1,293	1,458
Radiology Partners, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 4.476% 2025[2,3]	575	567
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,5,7,8]	3,850	3,850
RP Escrow Issuer, LLC 5.25% 2025[1]	655	686
Select Medical Holdings Corp. 6.25% 2026[1]	554	597
Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 5.50% 2026[2,3]	570	573
Surgery Center Holdings 10.00% 2027[1]	416	460
Syneos Health, Inc. 3.625% 2029[1]	630	633
Team Health Holdings, Inc. 6.375% 2025[1]	3,171	2,743
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3]	917	826
Tenet Healthcare Corp. 4.625% 2024	559	574
Tenet Healthcare Corp. 4.875% 2026[1]	6,080	6,368
Tenet Healthcare Corp. 5.125% 2027[1]	710	753
Tenet Healthcare Corp. 6.125% 2028[1]	275	288
Teva Pharmaceutical Finance Co. BV 2.20% 2021	75	75
Teva Pharmaceutical Finance Co. BV 2.80% 2023	1,908	1,892
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	5,077
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,309	1,449
Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,684	1,622
Teva Pharmaceutical Finance Co. BV 6.75% 2028	1,188	1,346
Teva Pharmaceutical Finance Co. BV 4.10% 2046	525	469
U.S. Renal Care, Inc. 10.625% 2027[1]	359	398
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	1,584	1,634
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	581	644
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	608	677

		98,106

Industrials 9.51%

ADT Corp. 3.50% 2022	1,221	1,255
Aircastle Ltd. 5.25% 2025[1]	650	716
Alaska Air Group, Inc. 4.80% 2027[1]	575	635
Allison Transmission Holdings, Inc. 3.75% 2031[1]	1,950	1,999
ASGN Inc. 4.625% 2028[1]	330	344
Ashtead Group PLC 4.25% 2029[1]	488	536
Associated Materials, LLC 9.00% 2025[1]	2,156	2,291
ATS Automation Tooling Systems Inc. 4.125% 2028[1]	275	281
Aviation Capital Group LLC 5.50% 2024[1]	500	554
Avis Budget Car Rental, LLC 5.75% 2027[1]	1,375	1,407
Avis Budget Group, Inc. 6.375% 2024[1]	1,710	1,747
Avis Budget Group, Inc. 5.25% 2025[1]	437	440
Avis Budget Group, Inc. 10.50% 2025[1]	800	946
Avolon Holdings Funding Ltd. 5.25% 2024[1]	660	718
Avolon Holdings Funding Ltd. 4.25% 2026[1]	218	235
Boeing Company 3.625% 2031	1,400	1,536
Boeing Company 3.50% 2039	70	71
Boeing Company 3.75% 2050	400	421
Boeing Company 5.93% 2060	700	993
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	1,600	1,680
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	1,072	1,124
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	660	707
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	600	655
Bombardier Inc. 8.75% 2021[1]	445	464
Bombardier Inc. 5.75% 2022[1]	255	260
Bombardier Inc. 6.125% 2023[1]	338	331
Bombardier Inc. 7.50% 2024[1]	140	135

208      American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Industrials (continued)

Bombardier Inc. 7.50% 2025[1]	$1,191	$1,106
Bombardier Inc. 7.875% 2027[1]	1,598	1,472
British Airways, Series 2020-1, Class B, 8.375% 2028[1]	185	205
British Airways, Series 2020-1, Class A, 4.25% 2032[1]	370	397
BWX Technologies, Inc. 4.125% 2028[1]	615	642
Clean Harbors, Inc. 4.875% 2027[1]	766	800
Covanta Holding Corp. 5.875% 2025	858	895
Covanta Holding Corp. 5.00% 2030	1,000	1,071
CP Atlas Buyer, Inc. 7.00% 2028[1]	450	468
Dun & Bradstreet Corp. 6.875% 2026[1]	203	219
Dun & Bradstreet Corp. 10.25% 2027[1]	2,098	2,370
F-Brasile SpA 7.375% 2026[1]	1,338	1,301
Fortress Transportation and Infrastructure Investors LLC 6.50% 2025[1]	480	503
Fortress Transportation and Infrastructure Investors LLC 9.75% 2027[1]	445	511
Harsco Corp. 5.75% 2027[1]	650	689
Howmet Aerospace Inc. 6.875% 2025	1,662	1,963
Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,124
JELD-WEN Holding, Inc. 4.875% 2027[1]	1,033	1,095
JetBlue Airways Corp., Pass Through Trust Certificates, Series 2019-1, Class B, 8.00% 2027	158	171
JetBlue Airways Corp., Pass Through Trust Certificates, Series 2020-1, Class A, 7.75% 2028	350	382
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	1,710	1,785
LABL Escrow Issuer, LLC 10.50% 2027[1]	690	778
LBM Acquisition LLC 6.25% 2029[1]	400	417
LSC Communications, Inc. 8.75% 2023[1,4,7,8]	8,744	482
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.25% 2022[2,3,4,7,8]	195	16
MasTec, Inc. 4.50% 2028[1]	1,250	1,314
Meritor, Inc. 4.50% 2028[1]	325	334
Moog Inc. 4.25% 2027[1]	125	130
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[1]	750	771
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	250	272
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	1,400	1,586
Prime Security Services Borrower, LLC 3.375% 2027[1]	925	919
Prime Security Services Borrower, LLC 6.25% 2028[1]	627	674
R.R. Donnelley & Sons Co. 6.50% 2023	1,100	1,137
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.254% 2024[2,3]	1,323	1,290
Rexnord Corp. 4.875% 2025[1]	848	867
Rolls-Royce PLC 4.625% 2026	€300	398
Rolls-Royce PLC 5.75% 2027[1]	$1,060	1,175
Rolls-Royce PLC 5.75% 2027	£275	417
Sensata Technologies, Inc. 3.75% 2031[1]	$500	519
Signature Aviation PLC 4.00% 2028[1]	185	187
SkyMiles IP Ltd. 4.50% 2025[1]	275	294
SkyMiles IP Ltd. 4.75% 2028[1]	2,285	2,496
SkyMiles IP Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[2,3]	525	545
Specialty Building Products Holdings LLC 6.375% 2026[1]	450	477
Spirit AeroSystems, Inc. (3-month USD-LIBOR + 0.80%) 1.017% 2021[3]	120	118
Stericycle, Inc. 5.375% 2024[1]	1,135	1,186
Stericycle, Inc. 3.875% 2029[1]	500	514
The Brink’s Co. 4.625% 2027[1]	719	753
TransDigm Inc. 6.50% 2024	529	539
TransDigm Inc. 8.00% 2025[1]	658	729
TransDigm Inc. 6.25% 2026[1]	513	547
TransDigm Inc. 5.50% 2027	855	900
Triumph Group, Inc. 5.25% 2022	240	229
Triumph Group, Inc. 6.25% 2024[1]	310	308
Triumph Group, Inc. 8.875% 2024[1]	445	489
Triumph Group, Inc. 7.75% 2025[1]	270	248
Uber Technologies, Inc. 8.00% 2026[1]	498	543

American Funds Insurance Series      209

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Industrials (continued)

United Airlines Holdings, Inc. 6.50% 2027[1]	$4,625	$4,981
United Parcel Service, Inc. 3.125% 2021	200	200
United Rentals, Inc. 5.875% 2026	53	56
United Rentals, Inc. 3.875% 2031	650	683
Vertical Holdco GMBH 7.625% 2028[1]	975	1,065
Vertical U.S. Newco Inc. 5.25% 2027[1]	2,375	2,522
Virgin Australia Holdings Ltd. 7.875% 2021[1,4]	800	66
Wesco Aircraft Holdings, Inc. 8.50% 2024[1]	233	223
Wesco Aircraft Holdings, Inc. 9.00% 2026[1]	939	891
WESCO Distribution, Inc. 7.125% 2025[1]	1,865	2,054
WESCO Distribution, Inc. 7.25% 2028[1]	1,770	2,016
Western Global Airlines LLC 10.375% 2025[1]	385	430
XPO Logistics, Inc. 6.75% 2024[1]	198	211
XPO Logistics, Inc. 6.25% 2025[1]	800	862

		82,508

Financials 6.63%

Advisor Group Holdings, LLC 6.25% 2028[1]	1,551	1,572
AG Merger Sub II, Inc. 10.75% 2027[1]	1,862	2,063
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	1,036	1,110
Ally Financial Inc. 8.00% 2031	403	592
Ally Financial Inc. 8.00% 2031	63	90
American International Group, Inc. 4.375% 2050	245	321
AssuredPartners, Inc. 7.00% 2025[1]	373	388
AssuredPartners, Inc. 8.00% 2027[1]	603	656
AssuredPartners, Inc. 5.625% 2029[1]	365	381
CIT Group Inc. 4.125% 2021	950	953
Compass Diversified Holdings 8.00% 2026[1]	3,214	3,386
Credit Acceptance Corp. 5.125% 2024[1]	765	798
Fairstone Financial Inc. 7.875% 2024[1]	1,258	1,337
Ford Motor Credit Co. 3.375% 2025	1,875	1,923
Freedom Mortgage Corp. 7.625% 2026[1]	625	662
FS Energy and Power Fund 7.50% 2023[1]	3,999	3,850
HUB International Ltd. 7.00% 2026[1]	1,950	2,041
Icahn Enterprises Finance Corp. 6.25% 2022	2,334	2,345
Icahn Enterprises Finance Corp. 5.25% 2027	377	405
Iris Merger Sub 2019 Inc. 9.375% 2028[1]	349	383
Ladder Capital Corp. 5.25% 2022[1]	150	151
Ladder Capital Corp. 4.25% 2027[1]	1,239	1,220
LD Holdings Group LLC 6.50% 2025[1]	625	659
LPL Financial Holdings Inc. 4.625% 2027[1]	1,209	1,255
MGIC Investment Corp. 5.25% 2028	525	563
MSCI Inc. 5.375% 2027[1]	320	342
MSCI Inc. 3.625% 2030[1]	66	69
MSCI Inc. 3.875% 2031[1]	2,150	2,276
National Financial Partners Corp. 6.875% 2028[1]	1,094	1,169
Nationstar Mortgage Holdings Inc. 5.50% 2028[1]	425	448
Nationstar Mortgage Holdings Inc. 5.125% 2030[1]	650	680
Navient Corp. 6.50% 2022	3,533	3,748
Navient Corp. 5.50% 2023	3,086	3,235
Navient Corp. 5.875% 2024	1,020	1,086
Navient Corp. 6.125% 2024	417	447
Navient Corp. 5.00% 2027	2,483	2,508
Navient Corp. 5.625% 2033	978	941
New Residential Investment Corp. 6.25% 2025[1]	275	277
NMI Holdings, Inc. 7.375% 2025[1]	290	325
OneMain Holdings, Inc. 7.125% 2026	685	811
Owl Rock Capital Corp. 4.625% 2024[1]	750	769
Owl Rock Capital Corp. 3.75% 2025	900	935
Owl Rock Capital Corp. 3.375% 2026	390	396

210      American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)

PennyMac Financial Services, Inc. 5.375% 2025[1]	$525	$556
Quicken Loans, LLC 3.625% 2029[1]	455	465
Springleaf Finance Corp. 6.125% 2024	1,517	1,659
Springleaf Finance Corp. 6.625% 2028	190	226
Springleaf Finance Corp. 5.375% 2029	183	206
Starwood Property Trust, Inc. 5.00% 2021	2,371	2,417
Starwood Property Trust, Inc. 5.50% 2023[1]	465	487
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 8.00%) 1.06% 2025 (72.22% PIK)[2,3,5]	895	886
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 5.254% 2026[2,3]	1,483	1,028

		57,496

Information technology 3.94%

Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	3,324	3,342
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2025[2,3]	822	829
Austin BidCo Inc. 7.125% 2028[1]	940	983
Austin BidCo Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.732% 2027[2,3]	125	125
Avaya Inc. 6.125% 2028[1]	490	524
Banff Merger Sub Inc. 9.75% 2026[1]	723	782
Black Knight Inc. 3.625% 2028[1]	815	835
BMC Software, Inc. 7.125% 2025[1]	225	245
BMC Software, Inc. 9.125% 2026[1]	240	259
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 4.504% 2025[2,3]	372	371
CommScope Finance LLC 6.00% 2026[1]	833	879
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.004% 2023[2,3]	647	632
Diebold Nixdorf, Inc. 9.375% 2025[1]	4,850	5,441
Diebold, Inc. 8.50% 2024	1,534	1,555
Gartner, Inc. 4.50% 2028[1]	1,475	1,558
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 7.647% 2025[2,3]	448	450
Logan Merger Sub, Inc. 5.50% 2027[1]	725	760
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 4.004% 2024[2,3]	1,035	1,036
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[2,3]	1,216	1,223
Sabre GLBL Inc. 7.375% 2025[1]	600	652
Sabre Holdings Corp. 5.25% 2023[1]	83	84
Sabre Holdings Corp. 9.25% 2025[1]	546	651
Solera Holdings, Inc. 10.50% 2024[1]	726	753
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[2,3]	1,325	1,366
Unisys Corp. 6.875% 2027[1]	1,725	1,889
VeriSign, Inc. 4.625% 2023	429	434
VeriSign, Inc. 5.25% 2025	132	150
Veritas Holdings Ltd. 7.50% 2023[1]	852	856
Veritas Holdings Ltd. 10.50% 2024[1]	625	638
Veritas Holdings Ltd. 7.50% 2025[1]	2,140	2,199
ViaSat, Inc. 5.625% 2027[1]	175	184
Xerox Corp. 4.125% 2023	314	330
Xerox Corp. 5.50% 2028[1]	2,035	2,163

		34,178

Utilities 2.98%

AES Corp. 3.95% 2030[1]	675	764
AES Panama Generation Holdings SRL 4.375% 2030[1]	200	217
AmeriGas Partners, LP 5.75% 2027	297	339
Calpine Corp. 5.25% 2026[1]	96	99
Calpine Corp. 4.50% 2028[1]	500	521
Calpine Corp. 5.125% 2028[1]	518	546
Calpine Corp. 5.00% 2031[1]	1,000	1,046
DPL Inc. 4.125% 2025[1]	765	827
DPL Inc. 4.35% 2029	575	646

American Funds Insurance Series      211

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Utilities (continued)

Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	$1,155	$1,352
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,6]	1,050	1,229
FEL Energy VI SARL 5.75% 2040[1]	550	586
FirstEnergy Corp. 7.375% 2031	364	519
FirstEnergy Corp. 4.85% 2047 (5.10% on 1/15/2021)[6]	550	685
FirstEnergy Corp. 3.40% 2050	1,430	1,375
NextEra Energy Partners, LP 4.25% 2024[1]	122	131
NextEra Energy Partners, LP 3.875% 2026[1]	92	98
NGL Energy Partners LP 7.50% 2026	1,492	928
NRG Energy, Inc. 7.25% 2026	328	347
NRG Energy, Inc. 3.375% 2029[1]	630	646
NRG Energy, Inc. 3.625% 2031[1]	630	649
Pacific Gas and Electric Co. 3.75% 2028	203	221
Pacific Gas and Electric Co. 4.55% 2030	473	539
Pacific Gas and Electric Co. 4.95% 2050	600	716
PG&E Corp. 5.00% 2028	1,655	1,765
PG&E Corp. 5.25% 2030	675	743
PG&E Corp., Term Loan, (3-month USD-LIBOR + 4.50%) 5.50% 2025[2,3]	254	257
Talen Energy Corp. 10.50% 2026[1]	3,248	2,897
Talen Energy Corp. 7.25% 2027[1]	2,773	2,958
Talen Energy Supply, LLC 7.625% 2028[1]	1,590	1,716
UEP Penonome II SA 6.50% 2038[1]	250	261
Vistra Operations Co. LLC 3.55% 2024[1]	231	250

		25,873

Consumer staples 2.72%

Albertsons Companies, Inc. 3.50% 2029[1]	585	592
Albertsons Companies, Inc. 4.875% 2030[1]	335	370
B&G Foods, Inc. 5.25% 2025	612	633
B&G Foods, Inc. 5.25% 2027	228	243
Brasil Foods SA 5.75% 2050[1]	370	412
C&S Wholsesale Grocers Inc. 5.00% 2028[1]	650	649
Central Garden & Pet Co. 4.125% 2030	420	439
Darling Ingredients Inc. 5.25% 2027[1]	579	617
Edgewell Personal Care Co. 5.50% 2028[1]	275	296
Energizer Holdings, Inc. 7.75% 2027[1]	227	253
Energizer Holdings, Inc. 4.375% 2029[1]	545	565
H.J. Heinz Co. 3.875% 2027[1]	725	782
H.J. Heinz Co. 4.25% 2031[1]	713	795
H.J. Heinz Co. 4.625% 2039[1]	165	185
H.J. Heinz Co. 5.50% 2050[1]	1,341	1,694
Kraft Heinz Company 3.95% 2025	580	639
Kraft Heinz Company 5.20% 2045	330	392
Kraft Heinz Company 4.375% 2046	1,466	1,586
Kraft Heinz Company 4.875% 2049[1]	985	1,149
Kronos Acquisition Holdings Inc. 5.00% 2026[1]	385	402
Kronos Acquisition Holdings Inc. 7.00% 2027[1]	485	509
Lamb Weston Holdings, Inc. 4.625% 2024[1]	561	586
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.00%) 4.254% 2026[2,3]	1,806	1,813
Post Holdings, Inc. 5.00% 2026[1]	1,958	2,025
Post Holdings, Inc. 5.625% 2028[1]	569	607
Post Holdings, Inc. 5.50% 2029[1]	166	181
Post Holdings, Inc. 4.625% 2030[1]	1,905	2,006
Prestige Brands International Inc. 6.375% 2024[1]	260	266
Prestige Brands International Inc. 5.125% 2028[1]	103	110
Spectrum Brands Inc. 5.75% 2025	528	546

212      American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer staples (continued)

TreeHouse Foods, Inc. 6.00% 2024[1]	$1,188	$1,213
TreeHouse Foods, Inc. 4.00% 2028	145	150
United Natural Foods, Inc. 6.75% 2028[1]	865	906

		23,611

Real estate 2.62%

Brookfield Property REIT Inc. 5.75% 2026[1]	2,839	2,806
Diversified Healthcare Trust 4.75% 2024	275	283
Diversified Healthcare Trust 9.75% 2025	650	739
Hospitality Properties Trust 7.50% 2025	238	274
Howard Hughes Corp. 5.375% 2025[1]	2,568	2,655
Howard Hughes Corp. 5.375% 2028[1]	1,950	2,101
Iron Mountain Inc. 4.875% 2027[1]	1,266	1,327
Iron Mountain Inc. 5.00% 2028[1]	617	656
Iron Mountain Inc. 5.25% 2028[1]	1,214	1,283
Iron Mountain Inc. 5.25% 2030[1]	2,450	2,649
Iron Mountain Inc. 4.50% 2031[1]	1,960	2,056
Ladder Capital Corp. 5.25% 2025[1]	140	140
Medical Properties Trust, Inc. 5.00% 2027	1,333	1,420
Medical Properties Trust, Inc. 3.50% 2031	1,369	1,416
Park Hotels & Resorts Inc. 7.50% 2025[1]	425	460
QTS Realty Trust, Inc. 3.875% 2028[1]	625	638
Realogy Corp. 9.375% 2027[1]	740	821
Realogy Group LLC 7.625% 2025[1]	260	283
Service Properties Trust 5.50% 2027	335	366
Xenia Hotels & Resorts, Inc. 6.375% 2025[1]	300	317

		22,690

Total corporate bonds, notes & loans		775,019

Asset-backed obligations 0.01%

CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,10]	95	97

Municipals 0.00%

Puerto Rico 0.00%

Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5	5

Total bonds, notes & other debt instruments (cost: $755,326,000)		775,121

Convertible bonds & notes 0.61%

Communication services 0.27%

Cinemark USA, Inc., convertible notes, 4.50% 2025[1]	190	278
DISH DBS Corp., convertible notes, 3.375% 2026	635	607
Liberty Broadband Corp., convertible notes, 2.75% 2050[1]	321	344
Live Nation Entertainment, Inc., convertible notes, 2.125% 2025[1]	430	459
Match Group Financeco 2 Inc., convertible notes, 0.875% 2026[1]	175	321
Zillow Group, Inc., convertible notes, 1.50% 2023	180	307

		2,316

Information technology 0.15%

LivePerson, Inc., convertible notes, 0% 2026[1]	219	240
Sabre Holdings Corp., convertible notes, 4.00% 2025[1]	390	702
Shift4 Payments, Inc., convertible notes, 0% 2025[1]	267	327

		1,269

Industrials 0.12%
American Airlines Group Inc., convertible notes, 6.50% 2025	183	230
Southwest Airlines Co., convertible notes, 1.25% 2025	403	587
Uber Technologies, Inc., convertible notes, 0% 2025[1]	270	278

		1,095

American Funds Insurance Series      213

High-Income Bond Fund (continued)

Convertible bonds & notes (continued)

	Principal amount (000)	Value (000)

Consumer discretionary 0.06%

NCL Corp. Ltd., convertible notes, 5.375% 2025[1]	$155	$263
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[1]	200	267

		530

Energy 0.01%

Mesquite Energy Inc., convertible notes, 15.04% 2023 (100% PIK)[1,5,7,8]	65	65

Total convertible bonds & notes (cost: $4,324,000)		5,275

Convertible stocks 0.38%

	Shares

Utilities 0.14%

PG&E Corp., convertible preferred units, 5.50% 2023[11]	3,350	411
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	8,000	401
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	4,300	219
Essential Utilities, Inc., convertible preferred units, 6.00% 2022	2,600	161

		1,192

Financials 0.10%

2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]	411	494
KKR & Co. Inc., Series C, convertible preferred shares, 6.00%	6,980	421

		915

Information technology 0.07%

Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	450	640

Health care 0.07%

Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	291	379
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	1,935	212

		591

Total convertible stocks (cost: $2,799,000)		3,338

Preferred securities 0.33%

Consumer discretionary 0.33%

MYT Holding LLC, Series A, preferred shares[7,11]	2,470,906	2,841

Total preferred securities (cost: $2,212,000)		2,841

Common stocks 4.07%

Health care 1.71%

Rotech Healthcare Inc.[7,8,11,12]	201,793	14,327
Advanz Pharma Corp. Ltd.[11,12]	80,350	354
Advanz Pharma Corp. Ltd.[11]	29,584	131

		14,812

Energy 0.84%

Denbury Inc.[11]	63,840	1,640
Oasis Petroleum Inc.[11]	43,838	1,625
Ascent Resources - Utica, LLC, Class A7,8,11,12	6,297,894	1,385
Weatherford International[11]	156,870	941
Tribune Resources, LLC[7,8,11]	1,006,339	916
California Resources Corp.[11]	17,202	406
Whiting Petroleum Corp.[11]	12,063	302
McDermott International, Inc.[11]	107,875	87

214      American Funds Insurance Series

High-Income Bond Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Energy (continued)

Mesquite Energy, Inc.[7,8,11]	3,557	$21
Tapstone Energy, LLC[1,7,8,11]	14,603	—	[9]
Sable Permian Resources, LLC, units[7,8,11]	15,816,020	—	[9]

		7,323

Industrials 0.81%

Associated Materials Group Inc.[7,8,11]	949,277	5,961
ACR III LSC Holdings LLC[7,8,11]	1,061	1,098

		7,059

Consumer discretionary 0.37%

MYT Holding Co., Class B7,11	608,846	1,644
NMG Parent LLC[7,11]	14,350	947
NMG Parent LLC[1,7,8,11]	1,615	75
Chewy, Inc., Class A11	3,070	276
Scientific Games Corp.[11]	6,000	249

		3,191

Materials 0.12%

Hexion Holdings Corp., Class B11	81,939	1,004

Information technology 0.10%

Snowflake Inc., Class A11	1,200	338
MoneyGram International, Inc.[11]	50,000	273
C3.ai, Inc., Class A11	1,800	250

		861

Financials 0.09%

Jonah Energy Parent LLC[7,8,11]	38,716	581
Navient Corp.	20,000	196

		777

Communication services 0.03%

iHeartMedia, Inc., Class A11	22,639	294

Total common stocks (cost: $41,154,000)		35,321

Rights & warrants 0.01%

Consumer discretionary 0.01%

NMG Parent LLC, warrants, expire 2027[7,11]	27,111	76

Energy 0.00%

Tribune Resources, LLC, Class A, warrants, expire 2023[7,8,11]	336,564	—	[9]
Tribune Resources, LLC, Class B, warrants, expire 2023[7,8,11]	261,772	—	[9]
Tribune Resources, LLC, Class C, warrants, expire 2023[7,8,11]	247,225	—	[9]

		—	[9]

Total rights & warrants (cost: $215,000)		76

American Funds Insurance Series      215

High-Income Bond Fund (continued)

Short-term securities 3.86%

	Shares	Value (000)

Money market investments 3.86%

Capital Group Central Cash Fund 0.12%[13,14]	334,899	$33,493

Total short-term securities (cost: $33,489,000)		33,493

Total investment securities 98.60% (cost: $839,519,000)		855,465
Other assets less liabilities 1.40%		12,114

Net assets 100.00%		$867,579

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 12/31/2020[16] (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	24	March 2021	$(2,400)	$(3,753)	$8
10 Year U.S. Treasury Note Futures	Short	82	March 2021	(8,200)	(11,322)	(27)

						$(19)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium received (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
CDX.NA.IG.35	1.00%/Quarterly	12/20/2025	$15,200	$(372)	$(379)	$7
CDX.NA.HY.35	5.00%/Quarterly	12/20/2025	20,525	(1,911)	(1,183)	(728)

					$(1,562)	$(721)

Investments in affiliates14

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 3.86%
Money market investments 3.86%
Capital Group Central Cash Fund 0.12%[13]	$39,112	$330,467	$336,030	$73	$(129)	$33,493	$227

216      American Funds Insurance Series

High-Income Bond Fund (continued)

[1]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $517,886,000, which represented 59.69% of the net assets of the fund.

[2]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $37,070,000, which represented 4.27% of the net assets of the fund.

[3]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $34,321,000, which represented 3.96% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Amount less than one thousand.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Security did not produce income during the last 12 months.
[12]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.

[13]	Rate represents the seven-day yield at 12/31/2020.
[14]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$4,331	$14,327	1.65%
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	1,385.16
Advanz Pharma Corp. Ltd.	8/31/2018	1,017	354.04

Total private placement securities		$5,650	$16,066	1.85%

Key to abbreviations and symbols

Auth. = Authority

£ = British pounds

€ = Euros

LIBOR = London Interbank Offered Rate

Rev. = Revenue

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series      217

American Funds Mortgage Fund (formerly Mortgage Fund)

Investment portfolio December 31, 2020

Bonds, notes & other debt instruments 78.54%

	Principal amount		Value
	(000)		(000)

Mortgage-backed obligations 68.70%

Federal agency mortgage-backed obligations 64.32%

Fannie Mae Pool #AS7638 2.50% 2031[1]	$1,073		$1,120
Fannie Mae Pool #695412 5.00% 2033[1]	—	[2]	—	[2]
Fannie Mae Pool #AD3566 5.00% 2035[1]	2		2
Fannie Mae Pool #MA4228 1.50% 2036[1]	80		82
Fannie Mae Pool #256583 5.00% 2036[1,3]	35		37
Fannie Mae Pool #889101 2.125% 2038[1,4]	35		36
Fannie Mae Pool #964279 2.633% 2038[1,4]	32		32
Fannie Mae Pool #964708 2.765% 2038[1,4]	4		4
Fannie Mae Pool #AC0794 5.00% 2039[1]	10		11
Fannie Mae Pool #931768 5.00% 2039[1]	2		2
Fannie Mae Pool #AL9335 2.604% 2040[1,4]	1,327		1,389
Fannie Mae Pool #932606 5.00% 2040[1]	5		6
Fannie Mae Pool #AL9327 3.122% 2041[1,4]	1,241		1,302
Fannie Mae Pool #AL9326 3.302% 2041[1,4]	1,704		1,788
Fannie Mae Pool #AJ1873 4.00% 2041[1]	7		8
Fannie Mae Pool #AE1248 5.00% 2041[1]	11		13
Fannie Mae Pool #AE1274 5.00% 2041[1]	9		10
Fannie Mae Pool #AE1277 5.00% 2041[1]	5		6
Fannie Mae Pool #AE1283 5.00% 2041[1]	3		4
Fannie Mae Pool #AP7553 3.00% 2042[1]	402		430
Fannie Mae Pool #AE1290 5.00% 2042[1]	6		7
Fannie Mae Pool #AL3829 3.50% 2043[1]	64		70
Fannie Mae Pool #AT7161 3.50% 2043[1]	29		31
Fannie Mae Pool #AR1512 3.50% 2043[1]	14		15
Fannie Mae Pool #AT0412 3.50% 2043[1]	7		8
Fannie Mae Pool #AT3954 3.50% 2043[1]	4		4
Fannie Mae Pool #AT0300 3.50% 2043[1]	3		3
Fannie Mae Pool #AY1829 3.50% 2044[1]	5		6
Fannie Mae Pool #AW8240 3.50% 2044[1]	1		1
Fannie Mae Pool #BE5017 3.50% 2045[1]	36		39
Fannie Mae Pool #BE5009 3.50% 2045[1]	29		31
Fannie Mae Pool #BE8740 3.50% 2047[1]	33		36
Fannie Mae Pool #BE8742 3.50% 2047[1]	10		11
Fannie Mae Pool #BH2848 3.50% 2047[1]	5		5
Fannie Mae Pool #BH2847 3.50% 2047[1]	3		4
Fannie Mae Pool #BH2846 3.50% 2047[1]	4		4
Fannie Mae Pool #BJ5015 4.00% 2047[1]	79		87
Fannie Mae Pool #BH3122 4.00% 2047[1]	3		3
Fannie Mae Pool #BM4488 3.398% 2048[1,4]	892		928
Fannie Mae Pool #BJ4901 3.50% 2048[1]	23		25
Fannie Mae Pool #CA2850 4.00% 2048[1]	91		102
Fannie Mae Pool #BK6840 4.00% 2048[1]	51		55
Fannie Mae Pool #BK5232 4.00% 2048[1]	40		44
Fannie Mae Pool #BK9743 4.00% 2048[1]	14		15
Fannie Mae Pool #BK7665 4.50% 2048[1]	336		373
Fannie Mae Pool #BK0951 4.50% 2048[1]	257		288
Fannie Mae Pool #CA2205 4.50% 2048[1]	67		72
Fannie Mae Pool #BK9761 4.50% 2048[1]	14		15
Fannie Mae Pool #CA4867 3.00% 2049[1,3]	4,614		5,010
Fannie Mae Pool #CA4151 3.50% 2049[1]	318		350
Fannie Mae Pool #BJ8411 3.50% 2049[1]	67		73
Fannie Mae Pool #BJ8402 3.53% 2049[1,4]	178		185
Fannie Mae Pool #CA5496 3.00% 2050[1]	9,365		10,214
Fannie Mae Pool #MA4256 2.50% 2051[1]	7		7
Freddie Mac Pool #A18781 5.00% 2034[1,3]	907		1,049
Freddie Mac Pool #SB8083 1.50% 2036[1]	1,256		1,293
Freddie Mac Pool #C91883 4.00% 2036[1]	3,471		3,792
Freddie Mac Pool #840222 2.803% 2040[1,4]	363		382
Freddie Mac Pool #Q18236 3.50% 2043[1]	29		31
Freddie Mac Pool #Q19133 3.50% 2043[1]	18		20
Freddie Mac Pool #Q17696 3.50% 2043[1]	16		18

218	American Funds Insurance Series

American Funds Mortgage Fund (formerly Mortgage Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Freddie Mac Pool #Q15874 4.00% 2043[1]	$2	$2
Freddie Mac Pool #760012 3.097% 2045[1,4]	83	86
Freddie Mac Pool #760014 3.116% 2045[1,4]	788	823
Freddie Mac Pool #760013 3.162% 2045[1,4]	46	48
Freddie Mac Pool #760015 2.849% 2047[1,4]	140	145
Freddie Mac Pool #Q52069 3.50% 2047[1]	48	52
Freddie Mac Pool #Q47615 3.50% 2047[1]	33	36
Freddie Mac Pool #Q55056 3.50% 2048[1]	60	65
Freddie Mac Pool #Q54709 3.50% 2048[1]	36	39
Freddie Mac Pool #Q54701 3.50% 2048[1]	34	37
Freddie Mac Pool #Q54782 3.50% 2048[1]	30	32
Freddie Mac Pool #Q54781 3.50% 2048[1]	27	30
Freddie Mac Pool #Q54700 3.50% 2048[1]	26	29
Freddie Mac Pool #Q55060 3.50% 2048[1]	19	20
Freddie Mac Pool #Q56591 3.50% 2048[1]	18	19
Freddie Mac Pool #Q56590 3.50% 2048[1]	17	18
Freddie Mac Pool #Q56589 3.50% 2048[1]	16	17
Freddie Mac Pool #Q54698 3.50% 2048[1]	14	15
Freddie Mac Pool #Q54699 3.50% 2048[1]	13	14
Freddie Mac Pool #Q54831 3.50% 2048[1]	9	10
Freddie Mac Pool #G67711 4.00% 2048[1]	440	486
Freddie Mac Pool #Q56599 4.00% 2048[1]	57	63
Freddie Mac Pool #Q56175 4.00% 2048[1]	43	47
Freddie Mac Pool #Q55971 4.00% 2048[1]	38	42
Freddie Mac Pool #Q55970 4.00% 2048[1]	19	21
Freddie Mac Pool #Q58411 4.50% 2048[1]	116	129
Freddie Mac Pool #Q58436 4.50% 2048[1]	52	59
Freddie Mac Pool #Q58378 4.50% 2048[1]	43	48
Freddie Mac Pool #Q57242 4.50% 2048[1]	31	34
Freddie Mac Pool #RA1339 3.00% 2049[1]	3,063	3,282
Freddie Mac Pool #RA1463 3.50% 2049[1]	216	238
Freddie Mac Pool #QA2748 3.50% 2049[1]	29	32
Freddie Mac Pool #SD7514 3.50% 2050[1,3]	10,578	11,378
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[1]	1,746	1,850
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	5,026
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,4]	900	1,096
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,257	1,348
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]	1,260	1,324
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]	1,032	1,084
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	136	149
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	722	783
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]	4,576	4,990
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	2,640	2,861
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	2,020	2,205
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	1,097	1,198
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	42	46
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	27	30
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	5,765	6,099
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,608	1,692
Government National Mortgage Assn. 2.00% 2051[1,5]	18,325	19,101
Government National Mortgage Assn. 2.50% 2051[1,5]	4,750	5,009
Government National Mortgage Assn. 3.00% 2051[1,5]	150	157
Government National Mortgage Assn. 3.50% 2051[1,5]	19	20
Government National Mortgage Assn. 3.50% 2051[1,5]	18	20
Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]	988	1,062
Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]	663	714
Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]	624	671
Government National Mortgage Assn. Pool #004410 4.00% 2039[1]	60	62
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	134	155

American Funds Insurance Series	219

American Funds Mortgage Fund (formerly Mortgage Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Government National Mortgage Assn. Pool #004823 4.00% 2040[1]	$141	$146
Government National Mortgage Assn. Pool #005142 4.50% 2041[1]	29	31
Government National Mortgage Assn. Pool #005104 5.00% 2041[1]	553	608
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	145	167
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	243	252
Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]	210	217
Government National Mortgage Assn. Pool #AA5526 3.50% 2042[1]	143	151
Government National Mortgage Assn. Pool #AA7301 3.50% 2043[1]	1,338	1,493
Government National Mortgage Assn. Pool #AD7278 3.50% 2043[1,3]	1,043	1,120
Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]	237	251
Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]	96	102
Government National Mortgage Assn. Pool #AH5882 3.75% 2044[1]	532	587
Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1]	1,444	1,631
Government National Mortgage Assn. Pool #MA3727 4.00% 2046[1]	463	487
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	783	847
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	336	362
Government National Mortgage Assn. Pool #AO0409 4.55% 2065[1]	218	237
Government National Mortgage Assn. Pool #AO0461 4.562% 2065[1]	118	128
Government National Mortgage Assn. Pool #AN1825 4.573% 2065[1]	375	407
Government National Mortgage Assn. Pool #AO0385 4.502% 2066[1]	836	920
Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	4	4
Uniform Mortgage-Backed Security 1.50% 2036[1,5]	23,863	24,519
Uniform Mortgage-Backed Security 1.50% 2036[1,5]	12,400	12,735
Uniform Mortgage-Backed Security 2.00% 2036[1,5]	10,700	11,175
Uniform Mortgage-Backed Security 2.00% 2051[1,5]	12,555	12,997
Uniform Mortgage-Backed Security 2.00% 2051[1,5]	9,663	10,019
Uniform Mortgage-Backed Security 2.50% 2051[1,5]	280	295
Uniform Mortgage-Backed Security 2.50% 2051[1,5]	211	221
Uniform Mortgage-Backed Security 3.00% 2051[1,5]	3,656	3,833
Uniform Mortgage-Backed Security 3.50% 2051[1,5]	5,206	5,511
Uniform Mortgage-Backed Security 4.00% 2051[1,5]	77	82
Uniform Mortgage-Backed Security 4.50% 2051[1,5]	6,348	6,889

		205,560

Collateralized mortgage-backed obligations (privately originated) 3.68%

Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,4,6]	464	472
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,4,6]	221	223
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,4,6]	726	727
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[1,4,6]	921	930
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,4,6]	217	220
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[1,4,6]	449	453
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,4,6]	534	557
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.898% 2052[1,4,6]	750	751
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.996% 2053[1,4,6]	583	584
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.048% 2053[1,4,6]	809	811
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.149% 2022[1,4,6]	500	501
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, Class A1, (1-month USD-LIBOR + 1.00%) 1.149% 2023[1,4,6]	750	756
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,4,6]	268	269
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,4,6]	347	347
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,4,6]	314	324
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,4,6]	806	811
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,4,6]	395	403
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.298% 2051[1,4,6]	750	751
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,6]	435	444

220	American Funds Insurance Series

American Funds Mortgage Fund (formerly Mortgage Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) (continued)

Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.748% 2057[1,4,6]	$32	$32
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,4,6]	118	122
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,4,6]	87	90
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,4,6]	72	74
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,4,6]	78	78
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,4,6]	185	194
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,6]	721	739
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	93	94

		11,757

Commercial mortgage-backed securities 0.70%

MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[1,4,6,7]	2,250	2,250

Total mortgage-backed obligations		219,567

U.S. Treasury bonds & notes 8.02%

U.S. Treasury 6.74%

U.S. Treasury 0.375% 2025	200	200
U.S. Treasury 0.625% 2030	2,000	1,949
U.S. Treasury 1.25% 2050	6,655	6,036
U.S. Treasury 1.375% 2050	6,150	5,755
U.S. Treasury 1.625% 2050	7,640	7,604

		21,544

U.S. Treasury inflation-protected securities 1.28%

U.S. Treasury Inflation-Protected Security 2.125% 2041[8]	131	205
U.S. Treasury Inflation-Protected Security 0.75% 2042[3,8]	1,640	2,091
U.S. Treasury Inflation-Protected Security 1.00% 2049[8]	1,268	1,788

		4,084

Total U.S. Treasury bonds & notes		25,628

Asset-backed obligations 1.73%

American Express Credit Account Master Trust, Series 2018-3, Class A, 0.479% 2025[1,4]	210	211
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	635	648
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,6]	105	106
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[1,6]	30	30
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.237% 2029[1,4,6]	250	250
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,6]	1,000	1,022
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,6]	879	885
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[1]	1,000	1,032
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.203% 2023[1,4]	116	117
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[1]	74	76
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[1,4,6]	128	131
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.188% 2027[1,4,6]	587	586
Palmer Square Ltd., Series 2015-1A, Class A1R3, (3-month USD-LIBOR + 1.00%) 1.245% 2029[1,4,6]	330	330
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.267% 2025[1,4,6]	122	122

		5,546

American Funds Insurance Series	221

American Funds Mortgage Fund (formerly Mortgage Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Federal agency bonds & notes 0.09%

Fannie Mae 0.875% 2030	$300	$294

Total bonds, notes & other debt instruments (cost: $246,328,000)		251,035

Short-term securities 44.24%

Commercial paper 27.57%

Army and Air Force Exchange Service 0.11% due 1/7/2021[6]	8,300	8,299
Atlantic Asset Securitization LLC 0.16% due 1/11/2021[6]	6,600	6,600
Chariot Funding, LLC 0.16% due 1/11/2021[6]	5,000	5,000
CHARTA, LLC 0.17% due 1/19/2021[6]	8,000	7,999
Chevron Corp. 0.11% due 2/1/2021[6]	8,000	7,999
Emerson Electric Co. 0.11%-0.12% due 1/22/2021-2/22/2021[6]	7,804	7,803
ExxonMobil Corp. 0.10%-0.13% due 1/27/202-2/22/2021	9,000	8,999
Johnson & Johnson 0% due 6/1/2021[6]	4,000	3,998
Kaiser Foundation Hospitals 0% due 5/4/2021	8,027	8,019
National Rural Utilities Cooperative Finance Corp. 0.12% due 2/4/2021	5,000	4,999
Old Line Funding, LLC 0.15% due 1/7/2021[6]	7,900	7,900
Paccar Financial Corp. 0.11%-0.12% due 1/11/2021-2/9/2021	9,000	8,999
Regents of the University of California 0.17% due 2/18/2021	1,500	1,500

		88,114

Federal agency bills & notes 16.67%

Federal Farm Credit Banks 0.07%-0.10% due 1/20/2021-5/12/2021	23,100	23,092
Federal Home Loan Bank 0.07%-0.09% due 1/4/2021-3/5/2021	30,200	30,198

		53,290

Total short-term securities (cost: $141,410,000)		141,404

Total investment securities 122.78% (cost: $387,738,000)		392,439

Other assets less liabilities (22.78)%		(72,820)

Net assets 100.00%		$319,619

Futures contracts
Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 12/31/2020[10] (000)	Unrealized (depreciation) appreciation at 12/31/2020 (000)
90 Day Euro Dollar Futures	Short	123	March 2021	$(30,750)	$(30,698)	$(15)
5 Year U.S. Treasury Note Futures	Long	7	April 2021	700	883	1
10 Year U.S. Treasury Note Futures	Long	23	March 2021	2,300	3,176	5
10 Year Ultra U.S. Treasury Note Futures	Short	122	March 2021	(12,200)	(19,076)	44
20 Year U.S. Treasury Bond Futures	Long	4	March 2021	400	693	(6)
30 Year Ultra U.S. Treasury Bond Futures	Short	3	March 2021	(300)	(640)	4

						$33

222	American Funds Insurance Series

American Funds Mortgage Fund (formerly Mortgage Fund) (continued)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 12/31/2020 (000)
3-month USD-LIBOR	0.243%	5/2/2024	$33,400	$18	$22	$(4)
U.S. EFFR	0.11%	5/18/2024	9,400	11	—	11
U.S. EFFR	0.1275%	6/25/2025	4,400	17	—	17
U.S. EFFR	0.105%	6/30/2025	4,300	22	—	22
U.S. EFFR	0.0975%	6/30/2025	2,387	13	—	13
U.S. EFFR	0.106%	6/30/2025	1,913	9	—	9
3-month USD-LIBOR	0.32%	9/23/2025	3,600	13	—	13
3-month USD-LIBOR	0.81%	7/28/2045	5,700	696	16	680
3-month USD-LIBOR	0.811%	7/27/2050	3,000	453	—	453

					$38	$1,214

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,200,000, which represented .69% of the net assets of the fund.
[4]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Purchased on a TBA basis.
[6]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $73,621,000, which represented 23.03% of the net assets of the fund.

[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $2,250,000, which represented .70% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

CLO = Collateralized Loan Obligations

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	223

Ultra-Short Bond Fund

Investment portfolio December 31, 2020

Short-term securities 99.10%

	Principal amount (000)	Value (000)

Commercial paper 71.47%

Alberta (Province of) 0.16% due 1/15/2021[1]	$3,000	$3,000
Alberta (Province of) 0.16% due 2/8/2021[1]	6,700	6,699
Apple Inc. 0.12% due 1/8/2021[1]	10,000	10,000
Army and Air Force Exchange Service 0.10% due 1/8/2021[1]	10,000	9,999
Bank of Nova Scotia 0.20% due 1/26/2021[1]	8,000	7,999
British Columbia (Province of) 0.10% due 1/7/2021	8,600	8,600
Caisse d’Amortissement de la Dette Sociale 0.17% due 1/20/2021	10,000	9,999
Canadian Imperial Bank of Commerce 0.17% due 1/13/2021[1]	8,300	8,300
Chariot Funding, LLC 0.16% due 1/6/2021[1]	10,000	10,000
CHARTA, LLC 0.16% due 1/6/2021[1]	10,000	10,000
DBS Bank Ltd. 0.19% due 1/4/2021[1]	10,000	10,000
Denmark (Kingdom of) 0.13% due 1/25/2021	10,000	9,999
Emerson Electric Co. 0.11% due 2/2/2021[1]	7,000	6,999
Equinor ASA 0.17% due 2/23/2021[1]	7,500	7,498
European Investment Bank 0.14% due 1/21/2021	9,500	9,499
ExxonMobil Corp. 0.09% due 1/22/2021	4,100	4,100
Fairway Finance Company, LLC 0.15% due 1/21/2021[1]	3,700	3,700
FMS Wertmanagement 0.21% due 3/10/2021[1]	8,000	7,997
L’Oréal USA, Inc. 0.08% due 1/19/2021[1]	2,800	2,800
LVMH Moët Hennessy Louis Vuitton Inc. 0.21% due 3/22/2021[1]	9,500	9,496
Merck & Co. Inc. 0.09% due 2/9/2021[1]	10,000	9,999
National Rural Utilities Cooperative Finance Corp. 0.11% due 1/7/2021	9,000	9,000
NRW.Bank 0.15% due 1/6/2021[1]	5,000	5,000
OMERS Finance Trust 0.13% due 1/5/2021	9,000	9,000
Paccar Financial Corp. 0.10% due 1/13/2021	3,500	3,500
Paccar Financial Corp. 0.11% due 1/14/2021	2,500	2,500
Shell International Finance BV 0.20% due 5/25/2021[1]	7,000	6,994
Siemens Capital Co. LLC 0.11% due 1/5/2021[1]	4,000	4,000
Sumitomo Mitsui Banking Corp. 0.21% due 2/23/2021[1]	7,500	7,498
Thunder Bay Funding, LLC 0.17% due 1/25/2021[1]	10,000	9,999
Toronto-Dominion Bank 0.21% due 1/28/2021[1]	10,000	9,999
Total Capital Canada Ltd. 0.19% due 2/17/2021[1]	5,700	5,699
Total Capital Canada Ltd. 0.19% due 2/23/2021[1]	4,000	3,999
Toyota Industries Commercial Finance, Inc. 0.16% due 1/15/2021[1]	9,698	9,698
Unilever Capital Corp. 0.12% due 1/26/2021[1]	5,000	5,000
Victory Receivables Corp. 0.19% due 2/22/2021[1]	10,000	9,997

		268,566

Federal agency bills & notes 16.21%

Federal Farm Credit Banks 0.07% due 1/20/2021	5,000	5,000
Federal Farm Credit Banks 0.08% due 5/14/2021	5,000	4,998
Federal Home Loan Bank 0.09% due 1/6/2021	6,700	6,700
Federal Home Loan Bank 0.07% due 1/22/2021	8,000	8,000
Federal Home Loan Bank 0.10% due 1/27/2021	10,000	9,999
Federal Home Loan Bank 0.08% due 2/5/2021	5,000	5,000
Federal Home Loan Bank 0.08% due 2/8/2021	9,700	9,699
Federal Home Loan Bank 0.08% due 2/10/2021	11,500	11,499

		60,895

224	American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Short-term securities (continued)

	Principal amount	Value
	(000)	(000)

U.S. Treasury bills 11.42%

U.S. Treasury 0.09% due 1/5/2021	$6,600	$6,600
U.S. Treasury 0.09% due 2/4/2021	11,600	11,599
U.S. Treasury 0.09% due 2/16/2021	8,000	8,000
U.S. Treasury 0.09% due 3/4/2021	2,800	2,799
U.S. Treasury 0.09% due 3/9/2021	3,800	3,800
U.S. Treasury 0.10% due 4/13/2021	10,100	10,098

		42,896

Total short-term securities (cost: $372,351,000)		372,357

Total investment securities 99.10% (cost: $372,351,000)		372,357

Other assets less liabilities 0.90%		3,392

Net assets 100.00%		$375,749

[1]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $202,368,000, which represented 53.86% of the net assets of the fund.

See notes to financial statements.

American Funds Insurance Series	225

U.S. Government/AAA-Rated Securities Fund

Investment portfolio December 31, 2020

Bonds, notes & other debt instruments 81.82%

	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations 35.15%

Federal agency mortgage-backed obligations 35.10%

Fannie Mae Pool #257104 6.50% 2028[1]	$97	$108
Fannie Mae Pool #695412 5.00% 2033[1]	1	1
Fannie Mae Pool #AD3566 5.00% 2035[1]	8	9
Fannie Mae Pool #MA4228 1.50% 2036[1]	24,617	25,343
Fannie Mae Pool #MA4229 2.00% 2036[1]	1,731	1,811
Fannie Mae Pool #MA2746 4.00% 2036[1]	2,283	2,487
Fannie Mae Pool #MA2588 4.00% 2036[1]	1,234	1,344
Fannie Mae Pool #256860 6.50% 2037[1]	20	23
Fannie Mae Pool #888698 7.00% 2037[1]	44	51
Fannie Mae Pool #256828 7.00% 2037[1]	4	5
Fannie Mae Pool #970343 6.00% 2038[1]	15	16
Fannie Mae Pool #AC0794 5.00% 2039[1]	38	44
Fannie Mae Pool #931768 5.00% 2039[1]	6	8
Fannie Mae Pool #932606 5.00% 2040[1]	20	23
Fannie Mae Pool #AJ1873 4.00% 2041[1]	29	33
Fannie Mae Pool #AI1862 5.00% 2041[1]	613	713
Fannie Mae Pool #AI3510 5.00% 2041[1]	361	419
Fannie Mae Pool #AJ0704 5.00% 2041[1]	327	380
Fannie Mae Pool #AJ5391 5.00% 2041[1]	187	216
Fannie Mae Pool #AE1248 5.00% 2041[1]	45	52
Fannie Mae Pool #AE1274 5.00% 2041[1]	36	42
Fannie Mae Pool #AE1277 5.00% 2041[1]	21	24
Fannie Mae Pool #AE1283 5.00% 2041[1]	13	14
Fannie Mae Pool #AP7553 3.00% 2042[1]	3,453	3,695
Fannie Mae Pool #AE1290 5.00% 2042[1]	25	29
Fannie Mae Pool #AL3829 3.50% 2043[1]	257	281
Fannie Mae Pool #AT7161 3.50% 2043[1]	114	124
Fannie Mae Pool #AR1512 3.50% 2043[1]	55	60
Fannie Mae Pool #AT0412 3.50% 2043[1]	28	30
Fannie Mae Pool #AT3954 3.50% 2043[1]	15	16
Fannie Mae Pool #AT0300 3.50% 2043[1]	12	12
Fannie Mae Pool #BM6240 2.754% 2044[1,2]	810	846
Fannie Mae Pool #AY1829 3.50% 2044[1]	20	22
Fannie Mae Pool #AW8240 3.50% 2044[1]	4	4
Fannie Mae Pool #BE5017 3.50% 2045[1]	142	155
Fannie Mae Pool #BE5009 3.50% 2045[1]	115	124
Fannie Mae Pool #MA3120 3.50% 2047[1]	5,723	6,075
Fannie Mae Pool #BE8740 3.50% 2047[1]	132	144
Fannie Mae Pool #BE8742 3.50% 2047[1]	39	43
Fannie Mae Pool #BH2848 3.50% 2047[1]	20	22
Fannie Mae Pool #BH2846 3.50% 2047[1]	16	17
Fannie Mae Pool #BH2847 3.50% 2047[1]	13	14
Fannie Mae Pool #BJ5015 4.00% 2047[1]	315	347
Fannie Mae Pool #BH2597 4.00% 2047[1]	10	11
Fannie Mae Pool #BH3122 4.00% 2047[1]	10	11
Fannie Mae Pool #BM3788 3.50% 2048[1]	8,392	9,169
Fannie Mae Pool #FM3164 3.50% 2048[1]	4,066	4,291
Fannie Mae Pool #BJ4901 3.50% 2048[1]	91	99
Fannie Mae Pool #CA2850 4.00% 2048[1]	363	406
Fannie Mae Pool #BK6840 4.00% 2048[1]	202	222
Fannie Mae Pool #BK5232 4.00% 2048[1]	162	178
Fannie Mae Pool #BK9743 4.00% 2048[1]	56	61
Fannie Mae Pool #MA3416 4.50% 2048[1]	4,016	4,361
Fannie Mae Pool #BK7665 4.50% 2048[1]	1,345	1,493
Fannie Mae Pool #BK0951 4.50% 2048[1]	1,027	1,150
Fannie Mae Pool #BK9761 4.50% 2048[1]	54	60
Fannie Mae Pool #CA1909 4.50% 2048[1]	49	53
Fannie Mae Pool #CA4151 3.50% 2049[1]	1,271	1,401
Fannie Mae Pool #FM1062 3.50% 2049[1]	774	853
Fannie Mae Pool #FM1443 3.50% 2049[1]	646	709
Fannie Mae Pool #BJ8411 3.50% 2049[1]	267	293

226	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Fannie Mae Pool #CA5229 3.00% 2050[1]	$27,582		$29,859
Fannie Mae Pool #FM2179 3.00% 2050[1]	10,829		11,643
Fannie Mae Pool #FM3834 4.50% 2050[1]	2,462		2,660
Fannie Mae Pool #MA4256 2.50% 2051[1]	11		12
Fannie Mae, Series 2001-4, Class NA, 9.011% 2025[1,2]	—	[3]	—	[3]
Fannie Mae, Series 2001-4, Class GA, 9.081% 2025[1,2]	—	[3]	—	[3]
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[1]	444		452
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[1]	460		470
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.128% 2023[1,2]	625		660
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[1,2]	1,292		1,397
Freddie Mac Pool #SB8083 1.50% 2036[1]	2,805		2,887
Freddie Mac Pool #SB8084 2.00% 2036[1]	996		1,042
Freddie Mac Pool #1H1354 2.442% 2036[1,2]	137		145
Freddie Mac Pool #C03518 5.00% 2040[1]	590		686
Freddie Mac Pool #G06459 5.00% 2041[1]	1,175		1,367
Freddie Mac Pool #Q18236 3.50% 2043[1]	115		125
Freddie Mac Pool #Q19133 3.50% 2043[1]	73		79
Freddie Mac Pool #Q17696 3.50% 2043[1]	64		70
Freddie Mac Pool #841039 3.54% 2043[1,2]	832		861
Freddie Mac Pool #Q23190 4.00% 2043[1]	277		308
Freddie Mac Pool #Q15874 4.00% 2043[1]	7		7
Freddie Mac Pool #Q28558 3.50% 2044[1]	345		378
Freddie Mac Pool #760014 3.116% 2045[1,2]	630		658
Freddie Mac Pool #Q52069 3.50% 2047[1]	192		209
Freddie Mac Pool #Q47615 3.50% 2047[1]	90		99
Freddie Mac Pool #ZM4352 3.50% 2047[1]	17		18
Freddie Mac Pool #Q55056 3.50% 2048[1]	239		259
Freddie Mac Pool #Q54709 3.50% 2048[1]	144		156
Freddie Mac Pool #Q54701 3.50% 2048[1]	135		147
Freddie Mac Pool #Q54782 3.50% 2048[1]	118		129
Freddie Mac Pool #Q54781 3.50% 2048[1]	110		120
Freddie Mac Pool #Q54700 3.50% 2048[1]	105		115
Freddie Mac Pool #Q55060 3.50% 2048[1]	74		80
Freddie Mac Pool #Q56591 3.50% 2048[1]	70		75
Freddie Mac Pool #Q56590 3.50% 2048[1]	67		73
Freddie Mac Pool #Q56589 3.50% 2048[1]	64		70
Freddie Mac Pool #Q54698 3.50% 2048[1]	55		61
Freddie Mac Pool #Q54699 3.50% 2048[1]	51		56
Freddie Mac Pool #Q54831 3.50% 2048[1]	38		42
Freddie Mac Pool #G67711 4.00% 2048[1]	2,642		2,914
Freddie Mac Pool #Q56599 4.00% 2048[1]	228		250
Freddie Mac Pool #Q56175 4.00% 2048[1]	171		188
Freddie Mac Pool #Q55971 4.00% 2048[1]	152		168
Freddie Mac Pool #Q56576 4.00% 2048[1]	118		126
Freddie Mac Pool #Q55970 4.00% 2048[1]	75		83
Freddie Mac Pool #Q58411 4.50% 2048[1]	464		516
Freddie Mac Pool #Q58436 4.50% 2048[1]	209		234
Freddie Mac Pool #Q58378 4.50% 2048[1]	174		191
Freddie Mac Pool #Q57242 4.50% 2048[1]	122		134
Freddie Mac Pool #ZT0522 4.50% 2048[1]	61		66
Freddie Mac Pool #ZS4774 4.50% 2048[1]	56		61
Freddie Mac Pool #RA1463 3.50% 2049[1]	864		953
Freddie Mac Pool #QA0284 3.50% 2049[1]	372		408
Freddie Mac Pool #RA1580 3.50% 2049[1]	299		332
Freddie Mac Pool #QA2748 3.50% 2049[1]	115		127
Freddie Mac Pool #RA2236 4.50% 2049[1]	733		796
Freddie Mac Pool #QA4453 4.50% 2049[1]	47		51
Freddie Mac Pool #QA8801 3.00% 2050[1]	16,922		18,221
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.559% 2023[1,2]	6		6
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[1]	202		206
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	788		811

American Funds Insurance Series	227

U.S. Government/AAA-Rated Securities Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[1]	$200	$212
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,2]	2,565	2,757
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[1]	2,745	2,955
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[1]	2,000	2,197
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[1]	6,895	7,513
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[1]	1,080	1,243
Freddie Mac, Series K095, Class A1, Multi Family, 2.631% 2028[1]	518	566
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,2]	4,200	5,055
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,2]	3,300	3,985
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,2]	3,500	4,261
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	8,362	8,970
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	7,932	8,337
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	7,589	7,975
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	2,298	2,466
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	447	491
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	2,367	2,567
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	4,382	4,778
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	7,399	8,080
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	5,672	6,145
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	2,723	2,973
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[1]	1,183	1,279
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	4,700	5,122
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	2,695	2,943
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]	1,400	1,522
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	1,005	1,097
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	589	648
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	5,350	5,708
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	33,151	35,072
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	7,871	8,284
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	9,710	10,277
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[1]	3,111	3,210
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[1]	535	555
Government National Mortgage Assn. 5.50% 2038[1]	162	185
Government National Mortgage Assn. 5.50% 2038[1]	46	51
Government National Mortgage Assn. 2.00% 2051[1,4]	11,627	12,139
Government National Mortgage Assn. 2.00% 2051[1,4]	9,780	10,194
Government National Mortgage Assn. 2.50% 2051[1,4]	460	485
Government National Mortgage Assn. 3.00% 2051[1,4]	800	837
Government National Mortgage Assn. 3.50% 2051[1,4]	22,750	24,105
Government National Mortgage Assn. 3.50% 2051[1,4]	22,662	23,998
Government National Mortgage Assn. Pool #699537 5.50% 2038[1]	94	105
Government National Mortgage Assn. Pool #700778 5.50% 2038[1]	25	29
Government National Mortgage Assn. Pool #782365 6.00% 2038[1]	149	179
Government National Mortgage Assn. Pool #004269 6.50% 2038[1]	260	305
Government National Mortgage Assn. Pool #698406 5.00% 2039[1]	317	359
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	134	155
Government National Mortgage Assn. Pool #783689 5.50% 2040[1]	3,959	4,560
Government National Mortgage Assn. Pool #783687 4.50% 2041[1]	880	952
Government National Mortgage Assn. Pool #783688 5.00% 2041[1]	1,546	1,743
Government National Mortgage Assn. Pool #MA0533 3.00% 2042[1]	32	35
Government National Mortgage Assn. Pool #MA1012 3.50% 2043[1]	1,119	1,223
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[1]	10,111	10,944
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	4,528	4,898
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	769	829
Government National Mortgage Assn. Pool #MA7052 2.50% 2050[1]	6,040	6,400
Uniform Mortgage-Backed Security 1.50% 2036[1,4]	119,476	122,702

228	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Uniform Mortgage-Backed Security 1.50% 2036[1,4]	$89,298		$91,755
Uniform Mortgage-Backed Security 2.00% 2036[1,4]	70,158		73,272
Uniform Mortgage-Backed Security 2.00% 2051[1,4]	16,809		17,401
Uniform Mortgage-Backed Security 2.00% 2051[1,4]	9,414		9,761
Uniform Mortgage-Backed Security 2.50% 2051[1,4]	451		474
Uniform Mortgage-Backed Security 2.50% 2051[1,4]	339		357
Uniform Mortgage-Backed Security 3.00% 2051[1,4]	2		2
Uniform Mortgage-Backed Security 3.50% 2051[1,4]	20,663		21,871

			755,912

Collateralized mortgage-backed obligations 0.05%

Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,050		1,063

Total mortgage-backed obligations			756,975

U.S. Treasury bonds & notes 30.83%

U.S. Treasury 24.25%

U.S. Treasury 1.375% 2022	3,100		3,142
U.S. Treasury 1.75% 2022	32,093		32,831
U.S. Treasury 2.125% 2023	—	[3]	—	[3]
U.S. Treasury 2.875% 2023	5,000		5,394
U.S. Treasury 0.25% 2025	65,000		64,801
U.S. Treasury 0.25% 2025	4,000		3,984
U.S. Treasury 0.375% 2025	10,000		10,013
U.S. Treasury 1.625% 2026	10,000		10,665
U.S. Treasury 0.50% 2027	5,314		5,280
U.S. Treasury 0.625% 2030	1,175		1,145
U.S. Treasury 1.125% 2040	10,750		10,176
U.S. Treasury 1.125% 2040	7,000		6,644
U.S. Treasury 2.50% 2046	5,400		6,453
U.S. Treasury 2.50% 2046	3,900		4,659
U.S. Treasury 2.875% 2046	2,700		3,450
U.S. Treasury 2.25% 2049[5]	25,700		29,416
U.S. Treasury 2.375% 2049	13,000		15,271
U.S. Treasury 2.875% 2049[5]	26,000		33,565
U.S. Treasury 3.00% 2049[5]	22,500		29,670
U.S. Treasury 1.25% 2050[5]	46,500		42,173
U.S. Treasury 1.375% 2050[5]	100,000		93,575
U.S. Treasury 1.625% 2050[5]	110,500		109,973

			522,280

U.S. Treasury inflation-protected securities 6.58%

U.S. Treasury Inflation-Protected Security 0.125% 2021[6]	65,918		66,164
U.S. Treasury Inflation-Protected Security 0.125% 2022[6]	6,097		6,209
U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	27,420		30,761
U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	6,222		6,940
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	369		579
U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	15,199		19,375
U.S. Treasury Inflation-Protected Security 1.00% 2049[6]	8,278		11,674

			141,702

Total U.S. Treasury bonds & notes			663,982

Federal agency bonds & notes 15.84%

Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	483		508
Fannie Mae 1.25% 2021	2,900		2,921
Fannie Mae 2.875% 2023	36,000		38,605
Fannie Mae 0.625% 2025	10,000		10,116

American Funds Insurance Series	229

U.S. Government/AAA-Rated Securities Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Federal agency bonds & notes (continued)

Fannie Mae 0.75% 2027	$2,900	$2,916
Fannie Mae 0.875% 2030	8,600	8,438
Fannie Mae 7.125% 2030	2,000	3,059
Federal Farm Credit Banks 0.375% 2022	1,500	1,505
Federal Home Loan Bank 3.375% 2023	16,715	18,125
Federal Home Loan Bank 3.25% 2028	6,500	7,745
Federal Home Loan Bank 5.50% 2036	300	464
Freddie Mac 2.375% 2021	40,000	40,108
Private Export Funding Corp. 3.266% 2021[7]	34,000	34,886
Private Export Funding Corp. 3.55% 2024	3,190	3,500
Small Business Administration, Series 2001-20F, 6.44% 2021	7	7
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,117
Tennessee Valley Authority 0.75% 2025	1,800	1,828
Tennessee Valley Authority 2.875% 2027	5,000	5,639
Tennessee Valley Authority 4.65% 2035	1,780	2,472
Tennessee Valley Authority 5.88% 2036	875	1,340
Tennessee Valley Authority, Series A, 4.625% 2060	250	391
TVA Southaven 3.846% 2033	1,112	1,214
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,439
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	42,998
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	16,354
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,669	3,168
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,513
U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,234
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	3,750	3,799
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,212
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,599
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,455
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,892
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,889
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,649
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	4,259
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,934
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,729
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,726
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,621
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,275
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	720
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032	833	994
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032	681	792

		341,155

Total bonds, notes & other debt instruments (cost: $1,717,324,000)		1,762,112

Short-term securities 33.97%

Commercial paper 25.22%

Amazon.com, Inc. 0.08% due 1/25/2021[7]	15,000	14,999
Apple Inc. 0.10%-0.11% due 1/21/2021-1/29/2021[7]	40,700	40,698
Army and Air Force Exchange Service 0.11% due 1/7/2021[7]	11,700	11,699
Atlantic Asset Securitization LLC 0.16% due 1/11/2021[7]	12,000	11,999
CAFCO, LLC 0.16% due 1/4/2021[7]	25,000	25,000
Chariot Funding, LLC 0.16%-0.20% due 1/11/2021-2/12/2021[7]	46,000	45,992
Chevron Corp. 0.08%-0.12% due 1/7/2021-2/26/2021[7]	46,800	46,794
CRC Funding, LLC 0.16%-0.17% due 1/4/2021-1/22/2021[7]	35,000	34,997
Emerson Electric Co. 0.12%-0.13% due 1/14/2021-1/26/2021[7]	52,650	52,647
ExxonMobil Corp. 0.12%-0.15% due 1/5/2021-2/17/2021	45,000	44,996

230	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund (continued)

Short-term securities (continued)

	Principal amount (000)	Value (000)

Commercial paper (continued)

Johnson & Johnson 0.11% due 6/1/2021[7]	$26,000	$25,985
Kaiser Foundation Hospitals 0.18% due 5/4/2021	17,000	16,983
Merck & Co. Inc. 0.09%-0.12% due 1/22/2021-2/19/2021[7]	46,000	45,995
National Rural Utilities Cooperative Finance Corp. 0.12% due 2/4/2021	10,000	9,999
Paccar Financial Corp. 0.11%-0.12% due 1/19/2021-2/3/2021	33,500	33,498
PepsiCo Inc. 0.15% due 3/1/2021[7]	3,000	2,999
Pfizer Inc. 0.10% due 1/7/2021[7]	28,800	28,800
Regents of the University of California 0.17% due 2/18/2021	18,500	18,496
Sumitomo Mitsui Banking Corp. 0.15% due 2/3/2021[7]	30,500	30,496

		543,072

Federal agency bills & notes 8.29%

Federal Farm Credit Banks 0.07%-0.10% due 1/7/2021-5/5/2021	83,300	83,289
Federal Home Loan Bank 0.07%-0.09% due 1/4/2021-2/9/2021	95,200	95,195

		178,484

U.S. Treasury bills 0.46%

U.S. Treasury 0.09% due 1/14/2021	10,000	10,000

Total short-term securities (cost: $731,564,000)		731,556

Total investment securities 115.79% (cost: $2,448,888,000)		2,493,668

Other assets less liabilities (15.79)%		(340,011)

Net assets 100.00%		$2,153,657

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 12/31/2020[9] (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
30 Day Federal Funds Futures	Short	759	January 2021	$(316,275)	$(316,022)	$173
90 Day Euro Dollar Futures	Short	1,703	March 2021	(425,750)	(425,026)	(173)
2 Year U.S. Treasury Note Futures	Short	195	April 2021	(39,000)	(43,090)	(41)
5 Year U.S. Treasury Note Futures	Long	1,142	April 2021	114,200	144,079	307
10 Year U.S. Treasury Note Futures	Short	1,087	March 2021	(108,700)	(150,091)	(178)
10 Year Ultra U.S. Treasury Note Futures	Short	2,164	March 2021	(216,400)	(338,362)	755
20 Year U.S. Treasury Bond Futures	Long	214	March 2021	21,400	37,062	(336)
30 Year Ultra U.S. Treasury Bond Futures	Long	695	March 2021	69,500	148,426	(547)

						$(40)

American Funds Insurance Series	231

U.S. Government/AAA-Rated Securities Fund (continued)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
2.5775%	U.S. EFFR	7/16/2022	$181,639	$4,629	$—	$4,629
1.2525%	U.S. EFFR	2/14/2023	156,941	3,951	—	3,951
U.S. EFFR	0.11%	5/18/2024	163,600	187	—	187
U.S. EFFR	0.1275%	6/25/2025	48,600	188	—	188
U.S. EFFR	0.126%	6/25/2025	20,100	79	—	79
U.S. EFFR	0.106%	6/30/2025	35,063	173	—	173
U.S. EFFR	0.105%	6/30/2025	28,500	142	—	142
U.S. EFFR	0.0975%	6/30/2025	15,429	82	—	82
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(2,059)	—	(2,059)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,613	—	1,613
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,611	—	1,611
2.925%	3-month USD-LIBOR	2/1/2028	12,800	1,300	—	1,300
2.92%	3-month USD-LIBOR	2/2/2028	12,200	1,236	—	1,236
U.S. EFFR	0.5385%	3/26/2030	49,000	658	—	658
0.913%	3-month USD-LIBOR	6/9/2030	31,000	93	—	93
U.S. EFFR	0.666%	11/19/2030	15,500	107	—	107
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(892)	—	(892)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(1,100)	—	(1,100)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(1,100)	—	(1,100)
0.833%	3-month USD-LIBOR	4/3/2040	15,800	(1,319)	—	(1,319)
3-month USD-LIBOR	0.81%	7/28/2045	87,600	10,704	(52)	10,756
0.8235%	3-month USD-LIBOR	4/24/2050	5,300	(776)	—	(776)
3-month USD-LIBOR	0.811%	7/27/2050	52,500	7,921	—	7,921

					$(52)	$27,480

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $22,183,000, which represented 1.03% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $453,986,000, which represented 21.08% of the net assets of the fund.

[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

232	American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2020

	Shares	Value (000)

Growth funds 80.18%

American Funds Insurance Series – Growth Fund, Class 1	3,764,738	$452,559

Total growth funds (cost: $296,745,000)		452,559

Fixed income funds 15.04%

American Funds Insurance Series – Bond Fund, Class 1	7,142,308	84,922

Total fixed income funds (cost: $84,212,000)		84,922

Short-term securities 4.84%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	27,316,055	27,316

Total short-term securities (cost: $27,316,000)		27,316

Total investment securities 100.06% (cost: $408,273,000)		564,797

Other assets less liabilities (0.06)%		(351)

Net assets 100.00%		$564,446

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2020[3] (000)	Unrealized appreciation at 12/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	242	March 2021	$24,200	$30,532	$69

Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.18%
American Funds Insurance Series - Growth Fund, Class 1	$358,426	$260,676	$327,558	$49,300	$111,715	$452,559	$2,083	$9,098
Fixed income funds 15.04%
American Funds Insurance Series - Bond Fund, Class 1	66,685	100,237	84,848	4,035	(1,187)	84,922	1,784	580

Total 95.22%				$53,335	$110,528	$537,481	$3,867	$9,678

[1]	Rate represents the seven-day yield at 12/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Insurance Series	233

Managed Risk International Fund

Investment portfolio December 31, 2020

	Shares	Value (000)
Growth funds 80.05%

American Funds Insurance Series – International Fund, Class 1	5,742,124	$135,744

Total growth funds (cost: $102,112,000)		135,744

Fixed income funds 15.02%

American Funds Insurance Series – Bond Fund, Class 1	2,142,314	25,472

Total fixed income funds (cost: $25,280,000)		25,472

Short-term securities 4.73%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	8,021,459	8,021

Total short-term securities (cost: $8,021,000)		8,021

Total investment securities 99.80% (cost: $135,413,000)		169,237
Other assets less liabilities 0.20%		332

Net assets 100.00%		$169,569

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2020[3] (000)	Unrealized appreciation at 12/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	72	March 2021	$7,200	$9,084	$21

Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.05%
American Funds Insurance Series – International Fund, Class 1	$133,862	$72,083	$88,432	$(1,268)	$19,499	$135,744	$1,092	$—
Fixed income funds 15.02%
American Funds Insurance Series – Bond Fund, Class 1	24,465	30,573	30,185	1,103	(484)	25,472	529	159

Total 95.07%				$(165)	$19,015	$161,216	$1,621	$159

[1]	Rate represents the seven-day yield at 12/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

234	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio December 31, 2020

	Shares	Value (000)
Growth-and-income funds 80.10%

American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	19,891,981	$285,450

Total growth-and-income funds (cost: $223,384,000)		285,450

Fixed income funds 15.03%

American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,107,687	53,565

Total fixed income funds (cost: $54,284,000)		53,565

Short-term securities 4.92%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	17,540,474	17,540

Total short-term securities (cost: $17,540,000)		17,540

Total investment securities 100.05% (cost: $295,208,000)		356,555
Other assets less liabilities (0.05)%		(195)

Net assets 100.00%		$356,360

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2020[3] (000)	Unrealized appreciation at 12/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	167	March 2021	$16,700	$21,069	$38

Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 80.10%
American Funds Insurance Series - Blue Chip Income and Growth Fund, Class 1	$299,536	$237,327	$269,536	$(40,214)	$58,337	$285,450	$5,176	$3,353
Fixed income funds 15.03%
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund, Class 1	53,524	87,643	90,377	4,226	(1,451)	53,565	1,038	976

Total 95.13%				$(35,988)	$56,886	$339,015	$6,214	$4,329

[1]	Rate represents the seven-day yield at 12/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Insurance Series	235

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2020

	Shares	Value (000)
Growth-and-income funds 79.61%

American Funds Insurance Series – Growth-Income Fund, Class 1	34,999,287	$1,938,260

Total growth-and-income funds (cost: $1,602,958,000)		1,938,260

Fixed income funds 14.94%

American Funds Insurance Series – Bond Fund, Class 1	30,589,705	363,712

Total fixed income funds (cost: $350,930,000)		363,712

Short-term securities 4.72%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	114,850,821	114,851

Total short-term securities (cost: $114,851,000)		114,851

Options purchased 0.49%

Options purchased*		12,028

Total options purchased (cost: $44,381,000)		12,028

Total investment securities 99.76% (cost: $2,113,120,000)		2,428,851
Other assets less liabilities 0.24%		5,765

Net assets 100.00%		$2,434,616

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2020 (000)
S&P 500 Index	460	$1,728	$2,025.00	3/19/2021	$122
S&P 500 Index	965	3,625	2,050.00	3/19/2021	251
S&P 500 Index	9,680	36,359	2,075.00	3/19/2021	2,759
S&P 500 Index	750	2,817	2,100.00	3/19/2021	225
S&P 500 Index	120	451	2,175.00	3/19/2021	41
S&P 500 Index	200	751	2,325.00	6/18/2021	312
S&P 500 Index	275	1,033	2,350.00	6/18/2021	483
S&P 500 Index	625	2,347	2,375.00	6/18/2021	1,147
S&P 500 Index	1,980	7,437	2,400.00	6/18/2021	3,514
S&P 500 Index	1,285	4,826	2,425.00	6/18/2021	2,397
S&P 500 Index	55	207	2,475.00	6/18/2021	113
S&P 500 Index	130	488	2,325.00	9/17/2021	367
S&P 500 Index	100	376	2,350.00	9/17/2021	297

					$12,028

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2020[3] (000)	Unrealized appreciation at 12/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,167	March 2021	$116,700	$147,234	$341
S&P 500 E-mini Index Contracts	Long	601	March 2021	30	112,651	2,637

						$2,978

236	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)

Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.61%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,841,827	$536,730	$621,211	$8,083	$172,831	$1,938,260	$27,764	$46,619
Fixed income funds 14.94%
American Funds Insurance Series – Bond Fund, Class 1	337,186	271,155	261,381	23,965	(7,213)	363,712	7,976	3,178

Total 94.55%				$32,048	$165,618	$2,301,972	$35,740	$49,797

[1]	Rate represents the seven-day yield at 12/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Insurance Series	237

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2020

	Shares	Value (000)
Asset allocation funds 95.25%

American Funds Insurance Series – Asset Allocation Fund, Class 1	99,876,172	$2,646,718

Total asset allocation funds (cost: $2,242,813,000)		2,646,718

Short-term securities 4.82%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	133,963,576	133,964

Total short-term securities (cost: $133,964,000)		133,964

Total investment securities 100.07% (cost: $2,376,777,000)		2,780,682
Other assets less liabilities (0.07)%		(1,911)

Net assets 100.00%		$2,778,771

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2020[3] (000)	Unrealized appreciation at 12/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,187	March 2021	$118,700	$149,757	$358

Investments in affiliates4

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.25%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,704,731	$748,623	$1,032,662	$65,756	$160,270	$2,646,718	$46,786	$11,668

[1]	Rate represents the seven-day yield at 12/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

238	American Funds Insurance Series

Financial statements
Statements of assets and liabilities at December 31, 2020

				(dollars in thousands)
	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,155,602	$5,335,230	$37,254,039	$10,135,728	$3,998,276
Affiliated issuers	125,696	60,433	1,623,691	523,844	224,497
Cash	50	3,005	210	41	2,018
Cash collateral received for securities on loan	2,031	7,971	756	1,553	1,558
Cash collateral pledged for futures contracts	—	—	—	—	85
Cash denominated in currencies other than U.S. dollars	2,207	97	3,164	2,778	304
Unrealized appreciation on open forward currency contracts	—	—	—	309	—
Receivables for:
Sales of investments	—	238	150,761	3,290	10,960
Sales of fund’s shares	1,566	2,116	16,007	1,802	37,379
Dividends and interest	10,576	1,569	18,278	9,735	3,890
Variation margin on futures contracts	—	—	—	—	8
Securities lending income	22	278	4	19	24
Other	494	—	81	141	1,813

	8,298,244	5,410,937	39,066,991	10,679,240	4,280,812

Liabilities:
Collateral for securities on loan	20,305	79,709	7,559	15,528	15,578
Unrealized depreciation on open forward currency contracts	—	—	—	395	54
Payables for:
Purchases of investments	24	1,561	1,824	1,556	215
Repurchases of fund’s shares	23,218	6,758	114,829	37,500	3,100
Investment advisory services	3,454	3,020	10,027	4,312	1,758
Insurance administrative fees	311	150	1,347	249	468
Services provided by related parties	1,221	734	5,719	1,278	487
Trustees’ deferred compensation	88	59	528	205	42
Variation margin on futures contracts	—	—	—	—	2
Non-U.S. taxes	8,523	6,043	1,032	27,099	15,804
Other	130	162	82	260	151

	57,274	98,196	142,947	88,382	37,659

Net assets at December 31, 2020	$8,240,970	$5,312,741	$38,924,044	$10,590,858	$4,243,153

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,464,639	$2,848,920	$12,646,186	$7,030,548	$2,476,998
Total distributable earnings	4,776,331	2,463,821	26,277,858	3,560,310	1,766,155

Net assets at December 31, 2020	$8,240,970	$5,312,741	$38,924,044	$10,590,858	$4,243,153

Investment securities on loan, at value	$21,446	$77,648	$7,302	$83,899	$18,411
Investment securities, at cost
Unaffiliated issuers	3,818,393	3,019,323	16,290,045	6,395,222	2,355,089
Affiliated issuers	125,680	29,938	1,623,585	523,780	224,489
Cash denominated in currencies other than U.S. dollars, at cost	2,119	96	3,115	2,761	304

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Insurance Series	239

Statements of assets and liabilities at December 31, 2020 (continued)

				(dollars in thousands)
	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$9,398,174	$2,103,845	$37,608,591	$1,425,923	$1,047,478
Affiliated issuers	178,532	66,489	1,005,764	31,755	56,762
Cash	795	192	1,475	50	208
Cash collateral received for securities on loan	359	716	19,384	710	131
Cash denominated in currencies other than U.S. dollars	—	529	8,131	1,847	1,180
Unrealized appreciation on open forward currency contracts	—	—	—	—	34
Receivables for:
Sales of investments	—	12,647	1,628	824	40,739
Sales of fund’s shares	1,354	1,765	25,220	180	1,808
Dividends and interest	14,453	3,886	50,590	3,015	4,041
Variation margin on futures contracts	—	—	—	—	44
Variation margin on swap contracts	—	—	—	—	4
Securities lending income	5	6	268	1	3
Other	4	427	592	184	63

	9,593,676	2,190,502	38,721,643	1,464,489	1,152,495

Liabilities:
Collateral for securities on loan	3,589	7,156	193,847	7,095	1,316
Unrealized depreciation on open forward currency contracts	—	—	—	—	56
Payables for:
Purchases of investments	76	8	2,168	4	50,258
Repurchases of fund’s shares	6,089	3,403	18,913	455	3,045
Investment advisory services	3,113	1,074	8,083	738	197
Insurance administrative fees	471	96	829	65	280
Services provided by related parties	1,047	371	4,183	106	124
Trustees’ deferred compensation	105	27	603	14	7
Variation margin on futures contracts	—	—	—	—	9
Variation margin on swap contracts	—	—	—	—	36
Non-U.S. taxes	—	3,879	1,398	81	205
Other	120	38	84	48	10

	14,610	16,052	230,108	8,606	55,543

Net assets at December 31, 2020	$9,579,066	$2,174,450	$38,491,535	$1,455,883	$1,096,952

Net assets consist of:
Capital paid in on shares of beneficial interest	$6,782,313	$1,372,114	$23,517,537	$1,145,069	$1,004,823
Total distributable earnings	2,796,753	802,336	14,973,998	310,814	92,129

Net assets at December 31, 2020	$9,579,066	$2,174,450	$38,491,535	$1,455,883	$1,096,952

Investment securities on loan, at value	$3,447	$6,890	$188,806	$6,820	$5,528
Investment securities, at cost
Unaffiliated issuers	6,564,106	1,352,326	23,117,506	1,039,465	892,022
Affiliated issuers	178,499	66,481	1,005,560	31,748	56,762
Cash denominated in currencies other than U.S. dollars, at cost	—	524	8,047	1,847	1,175

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

240	American Funds Insurance Series

Statements of assets and liabilities at December 31, 2020 (continued)

				(dollars in thousands)
	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Capital World Bond Fund (formerly Global Bond Fund)	High- Income Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$28,437,125	$429,245	$11,032,012	$2,195,557	$821,972
Affiliated issuers	2,437,130	24,329	2,690,045	147,017	33,493
Cash	1,502	60	1,931	234	13
Cash collateral received for securities on loan	1,405	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	180
Cash collateral pledged for swap contracts	—	—	—	—	1,527
Cash denominated in currencies other than U.S. dollars	1,043	243	8	1,536	—	*
Unrealized appreciation on open forward currency contracts	—	257	46	4,155	—
Receivables for:
Sales of investments	2,211,415	2,039	4,259,301	37,036	2,195
Sales of fund’s shares	18,047	120	16,175	2,630	10
Dividends and interest	82,937	1,399	56,775	18,981	12,591
Variation margin on futures contracts	854	—	1,067	60	—
Variation margin on swap contracts	—	2	3	4	—
Securities lending income	35	—	—	—	—
Unrealized appreciation on unfunded commitments	740	—	—	—	323
Other	317	60	208	457	4

	33,192,550	457,754	18,057,571	2,407,667	872,308

Liabilities:
Collateral for securities on loan	14,048	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	259	2,653	3,799	—
Payables for:
Purchases of investments	3,495,044	1,762	6,637,389	63,377	3,274
Repurchases of fund’s shares	6,458	154	3,405	217	789
Investment advisory services	6,508	250	3,453	841	355
Insurance administrative fees	3,028	63	426	35	39
Services provided by related parties	2,894	75	1,237	293	177
Trustees’ deferred compensation	326	4	137	29	41
Variation margin on futures contracts	716	4	1,143	114	14
Variation margin on swap contracts	66	—	295	18	39
Non-U.S. taxes	5,162	43	—	89	—
Other	649	8	14	110	1

	3,534,899	2,622	6,650,152	68,922	4,729

Net assets at December 31, 2020	$29,657,651	$455,132	$11,407,419	$2,338,745	$867,579

Net assets consist of:
Capital paid in on shares of beneficial interest	$20,079,887	$352,482	$10,340,097	$2,109,516	$1,110,844
Total distributable earnings (accumulated loss)	9,577,764	102,650	1,067,322	229,229	(243,265)

Net assets at December 31, 2020	$29,657,651	$455,132	$11,407,419	$2,338,745	$867,579

Investment securities on loan, at value	$13,741	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	19,781,571	328,521	10,403,219	2,023,861	806,030
Affiliated issuers	2,391,012	24,327	2,690,027	147,017	33,489
Cash denominated in currencies other than U.S. dollars, at cost	1,010	243	8	1,529	—	*

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Insurance Series	241

Statements of assets and liabilities at December 31, 2020 (continued)

				(dollars in thousands)
	American Funds Mortgage Fund (formerly Mortgage Fund)	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$392,439	$372,357	$2,493,668	$27,316	$8,021
Affiliated issuers	—	—	—	537,481	161,216
Cash	388	98	231	—	—
Cash collateral pledged for futures contracts	—	—	—	139	42
Receivables for:
Sales of investments	179,573	—	1,028,854	706	854
Sales of fund’s shares	429	3,527	4,197	191	—
Dividends and interest	460	—	5,801	1	—	*
Variation margin on futures contracts	4	—	648	11	3
Variation margin on swap contracts	—	—	160	—	—
Other	1	—	—	—	—

	573,294	375,982	3,533,559	565,845	170,136

Liabilities:
Payables for:
Purchases of investments	253,353	—	1,376,273	482	175
Repurchases of fund’s shares	123	11	946	427	241
Investment advisory services	65	102	641	47	14
Insurance administrative fees	23	25	174	328	101
Services provided by related parties	28	80	415	112	35
Trustees’ deferred compensation	3	15	54	3	1
Variation margin on futures contracts	29	—	613	—	—
Variation margin on swap contracts	51	—	785	—	—
Other	—	—	1	—	—

	253,675	233	1,379,902	1,399	567

Net assets at December 31, 2020	$319,619	$375,749	$2,153,657	$564,446	$169,569

Net assets consist of:
Capital paid in on shares of beneficial interest	$302,094	$375,759	$1,908,506	$386,634	$155,543
Total distributable earnings (accumulated loss)	17,525	(10)	245,151	177,812	14,026

Net assets at December 31, 2020	$319,619	$375,749	$2,153,657	$564,446	$169,569

Investment securities, at cost
Unaffiliated issuers	$387,738	$372,351	$2,448,888	$27,316	$8,021
Affiliated issuers	—	—	—	380,957	127,392

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

242	American Funds Insurance Series

Statements of assets and liabilities at December 31, 2020 (continued)

			(dollars in thousands)
	Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$17,540		$126,879	$133,964
Affiliated issuers	339,015		2,301,972	2,646,718
Cash collateral pledged for futures contracts	132		6,144	683
Receivables for:
Sales of investments	702		—	2,195
Sales of fund’s shares	2		16,998	149
Dividends and interest	—	*	3	3
Variation margin on futures contracts	8		794	56

	357,399		2,452,790	2,783,768

Liabilities:
Payables for:
Purchases of investments	489		16,441	—
Repurchases of fund’s shares	226		6	2,460
Investment advisory services	30		202	234
Insurance administrative fees	218		1,449	1,697
Services provided by related parties	73		64	575
Trustees’ deferred compensation	3		12	31

	1,039		18,174	4,997

Net assets at December 31, 2020	$356,360		$2,434,616	$2,778,771

Net assets consist of:
Capital paid in on shares of beneficial interest	$357,836		$2,054,184	$2,392,464
Total (accumulated loss) distributable earnings	(1,476)		380,432	386,307

Net assets at December 31, 2020	$356,360		$2,434,616	$2,778,771

Investment securities, at cost
Unaffiliated issuers	$17,540		$159,232	$133,964
Affiliated issuers	277,668		1,953,888	2,242,813

*	Amount less than one thousand.

See notes to financial statements.

American Funds Insurance Series	243

Statements of assets and liabilities at December 31, 2020 (continued)

		(dollars and shares in thousands, except per-share amounts)
	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$3,309,395	$2,390,834	$15,644,155	$5,652,007	$2,308,973
Shares outstanding	80,401	73,257	130,131	239,107	73,091
Net asset value per share	$41.16	$32.64	$120.22	$23.64	$31.59
Class 1A:
Net assets	$11,706	$1,226	$60,452	$9,847	$17,803
Shares outstanding	285	38	505	418	566
Net asset value per share	$41.02	$32.49	$119.59	$23.55	$31.43
Class 2:
Net assets	$4,386,644	$2,652,518	$20,593,851	$4,480,961	$1,108,860
Shares outstanding	107,734	84,047	172,799	190,374	35,483
Net asset value per share	$40.72	$31.56	$119.18	$23.54	$31.25
Class 3:
Net assets			$278,776	$24,720
Shares outstanding	Not applicable	Not applicable	2,301	1,043	Not applicable
Net asset value per share			$121.13	$23.69
Class 4:
Net assets	$533,225	$268,163	$2,346,810	$423,323	$807,517
Shares outstanding	13,182	8,469	20,017	18,209	26,016
Net asset value per share	$40.45	$31.67	$117.24	$23.25	$31.04

	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$5,684,371	$657,344	$22,902,591	$1,119,711	$620,828
Shares outstanding	396,056	39,436	413,533	58,897	57,099
Net asset value per share	$14.35	$16.67	$55.38	$19.01	$10.87
Class 1A:
Net assets	$24,659	$2,375	$15,908	$2,967	$6,465
Shares outstanding	1,727	143	288	156	595
Net asset value per share	$14.28	$16.62	$55.16	$18.97	$10.86
Class 2:
Net assets	$3,081,893	$1,348,612	$14,012,328	$221,049	$7,705
Shares outstanding	217,731	81,086	256,372	11,666	709
Net asset value per share	$14.15	$16.63	$54.66	$18.95	$10.87
Class 3:
Net assets			$153,750
Shares outstanding	Not applicable	Not applicable	2,771	Not applicable	Not applicable
Net asset value per share			$55.49
Class 4:
Net assets	$788,143	$166,119	$1,406,958	$112,156	$461,954
Shares outstanding	56,038	10,162	26,061	5,961	42,571
Net asset value per share	$14.06	$16.35	$53.99	$18.82	$10.85

See notes to financial statements.

244	American Funds Insurance Series

Statements of assets and liabilities at December 31, 2020 (continued)

		(dollars and shares in thousands, except per-share amounts)
	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Capital World Bond Fund (formerly Global Bond Fund)	High- Income Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$19,237,782	$139,461	$6,844,251	$1,218,619	$122,902
Shares outstanding	725,940	9,827	575,693	94,166	12,541
Net asset value per share	$26.50	$14.19	$11.89	$12.94	$9.80
Class 1A:
Net assets	$14,543	$2,724	$9,495	$703	$997
Shares outstanding	550	192	802	54	102
Net asset value per share	$26.42	$14.16	$11.84	$12.91	$9.78
Class 2:
Net assets	$5,241,950	$207,779	$3,839,814	$1,058,224	$664,940
Shares outstanding	200,022	14,669	327,353	82,417	69,210
Net asset value per share	$26.21	$14.16	$11.73	$12.84	$9.61
Class 3:
Net assets	$32,685				$9,938
Shares outstanding	1,232	Not applicable	Not applicable	Not applicable	1,010
Net asset value per share	$26.53				$9.84
Class 4:
Net assets	$5,130,691	$105,168	$713,859	$61,199	$68,802
Shares outstanding	196,868	7,501	61,047	4,815	6,530
Net asset value per share	$26.06	$14.02	$11.69	$12.71	$10.54

	American Funds Mortgage Fund (formerly Mortgage Fund)	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$223,554	$43,579	$428,683
Shares outstanding	20,121	3,855	32,878	Not applicable	Not applicable
Net asset value per share	$11.11	$11.31	$13.04
Class 1A:
Net assets	$1,161	$10	$3,585
Shares outstanding	105	1	276	Not applicable	Not applicable
Net asset value per share	$11.08	$11.31	$13.00
Class 2:
Net assets	$57,906	$287,757	$1,439,405
Shares outstanding	5,222	26,184	111,630	Not applicable	Not applicable
Net asset value per share	$11.09	$10.99	$12.89
Class 3:
Net assets		$4,301	$10,295
Shares outstanding	Not applicable	387	788	Not applicable	Not applicable
Net asset value per share		$11.12	$13.07
Class 4:
Net assets	$36,998	$40,102	$271,689
Shares outstanding	3,371	3,618	21,091	Not applicable	Not applicable
Net asset value per share	$10.97	$11.08	$12.88
Class P1:
Net assets				$10,705	$1,538
Shares outstanding	Not applicable	Not applicable	Not applicable	621	139
Net asset value per share				$17.25	$11.07
Class P2:
Net assets				$553,741	$168,031
Shares outstanding	Not applicable	Not applicable	Not applicable	32,357	15,286
Net asset value per share				$17.11	$10.99

See notes to financial statements.

American Funds Insurance Series	245

Statements of assets and liabilities at December 31, 2020 (continued)

	(dollars and shares in thousands, except per-share amounts)
	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:
Net assets	$1,525	$2,119,963	$5,317
Shares outstanding	136	151,361	384
Net asset value per share	$11.24	$14.01	$13.84
Class P2:
Net assets	$354,835	$314,653	$2,773,454
Shares outstanding	31,732	22,583	206,250
Net asset value per share	$11.18	$13.93	$13.45

See notes to financial statements.

246	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2020

			(dollars in thousands)
	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$78,231	$25,305	$243,220	$108,464	$35,320
Affiliated issuers	973	1,310	6,391	3,029	1,220

	79,204	26,615	249,611	111,493	36,540
Interest from unaffiliated issuers	18	3	2,485	4,177	6,645
Securities lending income (net of fees)	176	3,888	37	175	133

	79,398	30,506	252,133	115,845	43,318

Fees and expenses[1]:
Investment advisory services	35,225	30,652	98,281	45,293	24,693
Distribution services	10,622	6,084	47,087	10,718	3,931
Insurance administrative services	1,063	518	4,484	905	1,653
Transfer agent services	1	1	4	1	— [2]
Administrative services	2,068	1,324	9,318	2,752	1,062
Reports to shareholders	143	91	634	199	85
Registration statement and prospectus	44	75	231	94	31
Trustees’ compensation	36	23	162	47	18
Auditing and legal	67	85	75	83	116
Custodian	905	710	527	1,874	975
Other	5	72	16	7	58

Total fees and expenses before waivers/reimbursements	50,179	39,635	160,819	61,973	32,622
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	1	—	—	—	4,382
Miscellaneous fee reimbursements	—	—	—	—	—

Total waivers/reimbursements of fees and expenses	1	—	—	—	4,382

Total fees and expenses after waivers/reimbursements	50,178	39,635	160,819	61,973	28,240

Net investment income (loss)	29,220	(9,129)	91,314	53,872	15,078

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	460,355	114,077	5,288,250	41,340	134,422
Affiliated issuers	170	68	602	36	40
Futures contracts	—	—	—	—	140
Forward currency contracts	—	—	—	182	(245)
Currency transactions	(1,374)	(445)	176	(1,536)	(1,712)

	459,151	113,700	5,289,028	40,022	132,645

Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	1,448,079	1,153,033	8,444,104	1,257,109	658,964
Affiliated issuers	(246)	26,897	(3)	(187)	(122)
Futures contracts	—	—	—	—	(10)
Forward currency contracts	—	—	—	45	(54)
Currency translations	113	(297)	77	45	(150)

	1,447,946	1,179,633	8,444,178	1,257,012	658,628

Net realized gain (loss) and unrealized appreciation (depreciation)	1,907,097	1,293,333	13,733,206	1,297,034	791,273

Net increase (decrease) in net assets resulting from operations	$1,936,317	$1,284,204	$13,824,520	$1,350,906	$806,351

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	247

Statements of operations for the year ended December 31, 2020 (continued)

			(dollars in thousands)
	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$206,845	$38,168	$607,278	$30,125	$28,587
Affiliated issuers	2,015	578	12,925	543	436

	208,860	38,746	620,203	30,668	29,023
Interest from unaffiliated issuers	66	2,960	3,327	810	4,459
Securities lending income (net of fees)	5	34	620	13	39

	208,931	41,740	624,150	31,491	33,521

Fees and expenses[1]:
Investment advisory services	33,547	11,651	87,809	8,128	4,711
Distribution services	8,654	3,375	35,109	727	1,084
Insurance administrative services	1,660	348	3,054	239	1,083
Transfer agent services	1	— [2]	4	— [2]	— [2]
Administrative services	2,579	585	10,328	398	294
Reports to shareholders	137	32	761	15	10
Registration statement and prospectus	112	20	241	7	33
Trustees’ compensation	44	10	177	7	5
Auditing and legal	47	71	89	69	49
Custodian	120	413	571	395	91
Other	5	2	20	2	2

Total fees and expenses before waivers/reimbursements	46,906	16,507	138,163	9,987	7,362
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	1,735
Miscellaneous fee reimbursements	—	—	—	—	—

Total waivers/reimbursements of fees and expenses	—	—	—	—	1,735

Total fees and expenses after waivers/reimbursements	46,906	16,507	138,163	9,987	5,627

Net investment income (loss)	162,025	25,233	485,987	21,504	27,894

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	(75,549)	51,131	377,029	(43,978)	(48,491)
Affiliated issuers	414	51	(18,361)	29	52
Futures contracts	—	—	—	—	3,606
Forward currency contracts	—	(521)	—	18	38
Swap contracts	—	—	—	—	2,686
Currency transactions	2	(974)	470	714	54

	(75,133)	49,687	359,138	(43,217)	(42,055)

Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	717,525	113,105	3,860,050	123,508	60,596
Affiliated issuers	3	(64)	(10,984)	(39)	(127)
Futures contracts	—	—	—	—	281
Forward currency contracts	—	137	—	12	(22)
Swap contracts	—	—	—	—	(108)
Currency translations	(6)	38	282	144	46

	717,522	113,216	3,849,348	123,625	60,666

Net realized gain (loss) and unrealized appreciation (depreciation)	642,389	162,903	4,208,486	80,408	18,611

Net increase (decrease) in net assets resulting from operations	$804,414	$188,136	$4,694,473	$101,912	$46,505

See end of statements of operations for footnotes.

See notes to financial statements.

248	American Funds Insurance Series

Statements of operations for the year ended December 31, 2020 (continued)

			(dollars in thousands)
	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Capital World Bond Fund[3]	High- Income Bond Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$331,247	$5,802	$—	$—	$161
Affiliated issuers	16,268	103	5,601	477	227

	347,515	5,905	5,601	477	388
Interest from unaffiliated issuers	216,938	2,516	251,927	55,130	62,664
Securities lending income (net of fees)	690	—	—	—	—

	565,143	8,421	257,528	55,607	63,052

Fees and expenses[1]:
Investment advisory services	71,046	2,767	38,894	11,401	4,534
Distribution services	23,649	721	10,588	2,609	1,726
Insurance administrative services	11,402	239	1,504	131	140
Transfer agent services	3	— [2]	1	— [2]	— [2]
Administrative services	8,053	126	3,223	642	281
Reports to shareholders	481	5	227	35	22
Registration statement and prospectus	330	5	80	22	7
Trustees’ compensation	135	2	51	11	4
Auditing and legal	72	53	54	48	47
Custodian	753	76	147	389	16
Other	14	2	7	9	17

Total fees and expenses before waivers/reimbursements	115,938	3,996	54,776	15,297	6,794
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	1,458	—
Miscellaneous fee reimbursements	—	—	—	—	—

Total waivers/reimbursements of fees and expenses	—	—	—	1,458	—

Total fees and expenses after waivers/reimbursements	115,938	3,996	54,776	13,839	6,794

Net investment income (loss)	449,205	4,425	202,752	41,768	56,258

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	767,904	17,369	406,202	33,450	(55,642)
Affiliated issuers	14,845	3	885	35	73
Futures contracts	36,747	442	89,071	(180)	(166)
Forward currency contracts	—	801	(15,906)	16,206	—
Swap contracts	(10,831)	(123)	44	(2,905)	3,842
Currency transactions	(271)	(237)	(14)	(766)	6

	808,394	18,255	480,282	45,840	(51,887)

Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	1,914,198	18,521	308,933	114,258	18,771
Affiliated issuers	84,442	(5)	(92)	(168)	(129)
Futures contracts	2,190	19	10,886	958	(178)
Forward currency contracts	—	97	(1,417)	2,566	—
Swap contracts	4,608	23	(18,955)	(923)	857
Currency translations	190	28	132	301	2

	2,005,628	18,683	299,487	116,992	19,323

Net realized gain (loss) and unrealized appreciation (depreciation)	2,814,022	36,938	779,769	162,832	(32,564)

Net increase (decrease) in net assets resulting from operations	$3,263,227	$41,363	$982,521	$204,600	$23,694

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	249

Statements of operations for the year ended December 31, 2020 (continued)

				(dollars in thousands)
	American Funds Mortgage Fund[4]		Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund		Managed Risk International Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—		$—	$—		$—		$—
Affiliated issuers	—		—	—		3,867		1,621

	—		—	—		3,867		1,621
Interest from unaffiliated issuers	3,819		1,927	34,038		56		26

	3,819		1,927	34,038		3,923		1,647

Fees and expenses[1]:
Investment advisory services	1,248		1,098	8,276		719		235
Distribution services	230		754	4,056		1,177		389
Insurance administrative services	90		85	587		1,198		392
Transfer agent services	—	[2]	— [2]	—	[2]	—	[2]	— [2]
Administrative services	89		103	712		—		—
Accounting and administrative services	—		—	—		61		54
Reports to shareholders	4		6	83		6		4
Registration statement and prospectus	3		4	14		8		1
Trustees’ compensation	1		2	9		3		1
Auditing and legal	44		45	46		16		16
Custodian	24		1	37		11		11
Other	—	[2]	— [2]	2		2		2

Total fees and expenses before waivers/reimbursements	1,733		2,098	13,822		3,201		1,105
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	360		—	—		240		79
Miscellaneous fee reimbursements	—		—	—		—		41

Total waivers/reimbursements of fees and expenses	360		—	—		240		120

Total fees and expenses after waivers/reimbursements	1,373		2,098	13,822		2,961		985

Net investment income (loss)	2,446		(171)	20,216		962		662

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	11,818		—	145,064		—		—
Affiliated issuers	—		—	—		53,335		(165)
Futures contracts	8,696		—	89,336		(35,338)		(14,051)
Swap contracts	(8,505)		—	(46,704)		—		—
Currency transactions	—		—	—		77		178
Capital gain distributions received from affiliated issuers	—		—	—		9,678		159

	12,009		—	187,696		27,752		(13,879)

Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	239		(1)	6,199		—		—
Affiliated issuers	—		—	—		110,528		19,015
Futures contracts	779		—	7,908		130		51
Swap contracts	4,046		—	47,782		—		—

	5,064		(1)	61,889		110,658		19,066

Net realized gain (loss) and unrealized appreciation (depreciation)	17,073		(1)	249,585		138,410		5,187

Net increase (decrease) in net assets resulting from operations	$19,519		$(172)	$269,801		$139,372		$5,849

See end of statements of operations for footnotes.

See notes to financial statements.

250	American Funds Insurance Series

Statements of operations for the year ended December 31, 2020 (continued)

	(dollars in thousands)
	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—	$—
Affiliated issuers	6,214	35,740	46,786

	6,214	35,740	46,786
Interest from unaffiliated issuers	45	297	433

	6,259	36,037	47,219

Fees and expenses[1]:
Investment advisory services	518	3,378	4,028
Distribution services	861	718	6,703
Insurance administrative services	864	5,630	6,712
Transfer agent services	— [2]	— [2]	— [2]
Accounting and administrative services	58	100	102
Reports to shareholders	5	21	44
Registration statement and prospectus	3	14	11
Trustees’ compensation	2	11	13
Auditing and legal	16	18	19
Custodian	11	11	11
Other	2	3	3

Total fees and expenses before waivers/reimbursements	2,340	9,904	17,646
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	173	1,126	1,342
Miscellaneous fee reimbursements	—	—	—

Total waivers/reimbursements of fees and expenses	173	1,126	1,342

Total fees and expenses after waivers/reimbursements	2,167	8,778	16,304

Net investment income (loss)	4,092	27,259	30,915

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	—	(22,888)	—
Affiliated issuers	(35,988)	32,048	65,756
Futures contracts	(32,684)	(20,595)	(119,251)
Currency transactions	15	307	140
Capital gain distributions received from affiliated issuers	4,329	49,797	11,668

	(64,328)	38,669	(41,687)

Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	—	(22,232)	—
Affiliated issuers	56,886	165,618	160,270
Futures contracts	90	2,308	883

	56,976	145,694	161,153

Net realized gain (loss) and unrealized appreciation (depreciation)	(7,352)	184,363	119,466

Net increase (decrease) in net assets resulting from operations	$(3,260)	$211,622	$150,381

[1]	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
[2]	Amount less than one thousand.
[3]	Formerly Global Bond Fund.
[4]	Formerly Mortgage Fund.

See notes to financial statements.

American Funds Insurance Series	251

Financial statements (continued)

Statements of changes in net assets

				(dollars in thousands)
	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$29,220	$56,332	$(9,129)	$13,730	$91,314	$241,310
Net realized gain (loss)	459,151	193,918	113,700	251,270	5,289,028	745,536
Net unrealized appreciation (depreciation)	1,447,946	1,619,747	1,179,633	882,559	8,444,178	6,038,232

Net increase (decrease) in net assets resulting from operations	1,936,317	1,869,997	1,284,204	1,147,559	13,824,520	7,025,078

Distributions paid to shareholders	(224,589)	(417,934)	(284,490)	(284,752)	(865,145)	(2,978,202)
Net capital share transactions	(271,205)	(153,769)	(307,246)	102,952	(2,504,990)	974,922

Total increase (decrease) in net assets	1,440,523	1,298,294	692,468	965,759	10,454,385	5,021,798
Net assets:
Beginning of year	6,800,447	5,502,153	4,620,273	3,654,514	28,469,659	23,447,861

End of year	$8,240,970	$6,800,447	$5,312,741	$4,620,273	$38,924,044	$28,469,659

	International Fund		New World Fund		Blue Chip Income and Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$53,872	$136,307	$15,078	$34,732	$162,025	$189,701
Net realized gain (loss)	40,022	(127,992)	132,645	32,951	(75,133)	85,829
Net unrealized appreciation (depreciation)	1,257,012	1,988,427	658,628	791,400	717,522	1,423,960

Net increase (decrease) in net assets resulting from operations	1,350,906	1,996,742	806,351	859,083	804,414	1,699,490

Distributions paid to shareholders	(71,715)	(394,620)	(43,949)	(164,192)	(265,213)	(878,225)
Net capital share transactions	(763,764)	(536,801)	(279,660)	54,641	(242,496)	429,824

Total increase (decrease) in net assets	515,427	1,065,321	482,742	749,532	296,705	1,251,089
Net assets:
Beginning of year	10,075,431	9,010,110	3,760,411	3,010,879	9,282,361	8,031,272

End of year	$10,590,858	$10,075,431	$4,243,153	$3,760,411	$9,579,066	$9,282,361

See notes to financial statements.

252	American Funds Insurance Series

Statements of changes in net assets (continued)

				(dollars in thousands)
	Global Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$25,233	$38,039	$485,987	$648,555	$21,504	$37,530
Net realized gain (loss)	49,687	51,837	359,138	902,476	(43,217)	(37,024)
Net unrealized appreciation (depreciation)	113,216	449,868	3,849,348	6,175,985	123,625	293,939

Net increase (decrease) in net assets resulting from operations	188,136	539,744	4,694,473	7,727,016	101,912	294,445

Distributions paid to shareholders	(77,584)	(140,198)	(1,429,478)	(3,957,175)	(21,467)	(53,548)
Net capital share transactions	(74,585)	(76,937)	(799,726)	2,392,290	(124,648)	(78,069)

Total increase (decrease) in net assets	35,967	322,609	2,465,269	6,162,131	(44,203)	162,828
Net assets:
Beginning of year	2,138,483	1,815,874	36,026,266	29,864,135	1,500,086	1,337,258

End of year	$2,174,450	$2,138,483	$38,491,535	$36,026,266	$1,455,883	$1,500,086

	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$27,894	$24,376	$449,205	$527,540	$4,425	$6,777
Net realized gain (loss)	(42,055)	(6,878)	808,394	20,909	18,255	9,826
Net unrealized appreciation (depreciation)	60,666	117,343	2,005,628	4,312,978	18,683	58,663

Net increase (decrease) in net assets resulting from operations	46,505	134,841	3,263,227	4,861,427	41,363	75,266

Distributions paid to shareholders	(28,997)	(24,614)	(606,436)	(1,801,337)	(21,373)	(16,934)
Net capital share transactions	80,728	213,209	(418,795)	1,434,114	(1,808)	12,429

Total increase (decrease) in net assets	98,236	323,436	2,237,996	4,494,204	18,182	70,761
Net assets:
Beginning of year	998,716	675,280	27,419,655	22,925,451	436,950	366,189

End of year	$1,096,952	$998,716	$29,657,651	$27,419,655	$455,132	$436,950

See notes to financial statements.

American Funds Insurance Series	253

Statements of changes in net assets (continued)

				(dollars in thousands)
	Bond Fund		Capital World Bond Fund (formerly Global Bond Fund)		High-Income Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$202,752	$272,023	$41,768	$52,158	$56,258	$82,861
Net realized gain (loss)	480,282	243,332	45,840	21,665	(51,887)	(19,893)
Net unrealized appreciation (depreciation)	299,487	411,625	116,992	87,557	19,323	86,931

Net increase (decrease) in net assets resulting from operations	982,521	926,980	204,600	161,380	23,694	149,899

Distributions paid to shareholders	(339,511)	(280,200)	(64,860)	(35,756)	(69,840)	(79,066)
Net capital share transactions	213,249	49,693	70,361	(84,997)	(352,568)	(8,439)

Total increase (decrease) in net assets	856,259	696,473	210,101	40,627	(398,714)	62,394
Net assets:
Beginning of year	10,551,160	9,854,687	2,128,644	2,088,017	1,266,293	1,203,899

End of year	$11,407,419	$10,551,160	$2,338,745	$2,128,644	$867,579	$1,266,293

	American Funds Mortgage Fund (formerly Mortgage Fund)		Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$2,446	$6,346	$(171)	$4,833	$20,216	$55,852
Net realized gain (loss)	12,009	9,940	—	(1)	187,696	122,154
Net unrealized appreciation (depreciation)	5,064	(1,209)	(1)	15	61,889	(22,336)

Net increase (decrease) in net assets resulting from operations	19,519	15,077	(172)	4,847	269,801	155,670

Distributions paid to shareholders	(4,820)	(7,525)	(737)	(5,093)	(77,781)	(60,961)
Net capital share transactions	10,410	(4,217)	92,028	(21,528)	(934,697)	(67,678)

Total increase (decrease) in net assets	25,109	3,335	91,119	(21,774)	(742,677)	27,031
Net assets:
Beginning of year	294,510	291,175	284,630	306,404	2,896,334	2,869,303

End of year	$319,619	$294,510	$375,749	$284,630	$2,153,657	$2,896,334

See notes to financial statements.

254	American Funds Insurance Series

Statements of changes in net assets (continued)

				(dollars in thousands)
	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$962	$2,886	$662	$1,940	$4,092	$5,680
Net realized gain (loss)	27,752	30,629	(13,879)	2,677	(64,328)	16,823
Net unrealized appreciation (depreciation)	110,658	43,736	19,066	21,114	56,976	23,125

Net increase (decrease) in net assets resulting from operations	139,372	77,251	5,849	25,731	(3,260)	45,628

Distributions paid to shareholders	(25,274)	(30,222)	(3,247)	(7,796)	(16,900)	(23,415)
Net capital share transactions	10,698	49,348	1,198	(3,125)	11,085	6,553

Total increase (decrease) in net assets	124,796	96,377	3,800	14,810	(9,075)	28,766
Net assets:
Beginning of year	439,650	343,273	165,769	150,959	365,435	336,669

End of year	$564,446	$439,650	$169,569	$165,769	$356,360	$365,435

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$27,259	$35,433	$30,915	$40,653
Net realized gain (loss)	38,669	149,567	(41,687)	131,826
Net unrealized appreciation (depreciation)	145,694	180,419	161,153	271,610

Net increase (decrease) in net assets resulting from operations	211,622	365,419	150,381	444,089

Distributions paid to shareholders	(160,767)	(32,440)	(146,678)	(177,811)
Net capital share transactions	114,037	44,643	(57,436)	23,729

Total increase (decrease) in net assets	164,892	377,622	(53,733)	290,007
Net assets:
Beginning of year	2,269,724	1,892,102	2,832,504	2,542,497

End of year	$2,434,616	$2,269,724	$2,778,771	$2,832,504

See notes to financial statements.

American Funds Insurance Series	255

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series -Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund (formerly Global Bond Fund) — To provide, over the long term, a high level of total return consistent with prudent investment management.

256	American Funds Insurance Series

High-Income Bond Fund — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund (formerly Mortgage Fund) — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — To provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	257

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

258	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series	259

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2020 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,529,558	$1,083,751	$—	$2,613,309
Consumer discretionary	888,809	797,513	—	1,686,322
Health care	703,000	232,172	—	935,172
Financials	360,183	447,703	—	807,886
Communication services	448,473	148,180	—	596,653
Consumer staples	232,624	267,945	—	500,569
Industrials	24,589	264,798	—	289,387
Materials	113,103	38,439	—	151,542
Energy	—	90,882	—	90,882
Real estate	—	33,356	—	33,356
Utilities	—	18,663	—	18,663
Preferred securities	—	238,600	—	238,600
Short-term securities	143,970	174,987	—	318,957

Total	$4,444,309	$3,836,989	$—	$8,281,298

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$869,090	$566,908	$—	$1,435,998
Health care	901,274	317,375	3	1,218,652
Consumer discretionary	449,210	327,676	2,409	779,295
Industrials	171,236	530,019	—	701,255
Financials	298,192	98,457	—	396,649
Materials	31,914	91,606	—	123,520
Real estate	72,261	37,896	—	110,157
Communication services	34,538	71,794	—	106,332
Consumer staples	79,614	19,249	—	98,863
Utilities	5,859	59,096	—	64,955
Energy	13,972	—	10,434	24,406
Preferred securities	19,092	—	77,191	96,283
Rights & warrants	—	1,580	—	1,580
Convertible stocks	—	—	13,854	13,854
Short-term securities	86,874	136,990	—	223,864

Total	$3,033,126	$2,258,646	$103,891	$5,395,663

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2020 (dollars in thousands):

	Beginning value at 1/1/2020	Transfers into Level 3*	Purchases	Sales	Net realized loss†	Unrealized appreciation†	Transfers out of Level 3*	Ending value at 12/31/2020
Investment securities	$44,058	$914	$52,617	$(10,017)	$(4,877)	$21,196	$—	$103,891
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2020								$21,196

*

Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

260	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2020	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$12,846	Liquidation value	N/A	N/A	N/A	N/A
		Market comparable companies	Price/Cash flow multiple	8.8x	8.8x	Increase
			DLOM	25%	25%	Decrease
			$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
		Transaction price	N/A	N/A	N/A	N/A
Preferred securities	77,191	Transaction price	N/A	N/A	N/A	N/A
Convertible stocks	13,854	Transaction price	N/A	N/A	N/A	N/A

	$103,891

*	Weighted average is by relative fair value.
†

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit

DLOM = Discount for lack of marketability

MMTPA = Million metric tonnes per annum

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,806,427	$988,629	$—	$8,795,056
Consumer discretionary	6,912,136	416,283	—	7,328,419
Communication services	7,012,728	—	—	7,012,728
Health care	4,816,461	77,537	59,453	4,953,451
Industrials	2,820,844	464,847	—	3,285,691
Financials	2,051,508	62,053	—	2,113,561
Consumer staples	1,046,415	205,883	—	1,252,298
Materials	1,167,722	33,980	—	1,201,702
Energy	644,723	—	—	644,723
Real estate	369,502	—	—	369,502
Utilities	190,565	25,624	—	216,189
Preferred securities	—	44,452	—	44,452
Convertible bonds & notes	—	—	29,464	29,464
Short-term securities	1,630,494	—	—	1,630,494

Total	$36,469,525	$2,319,288	$88,917	$38,877,730

American Funds Insurance Series	261

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$160,866	$1,645,671	$—	$1,806,537
Consumer discretionary	421,417	1,154,375	—	1,575,792
Health care	131,197	1,414,294	6	1,545,497
Industrials	95,045	1,127,312	—	1,222,357
Information technology	358,778	504,666	—	863,444
Communication services	98,771	715,574	—	814,345
Energy	98,446	562,531	—	660,977
Materials	375,154	181,706	—	556,860
Consumer staples	8,249	449,366	—	457,615
Utilities	—	347,713	—	347,713
Real estate	—	83,229	—	83,229
Preferred securities	70,086	56,376	—	126,462
Rights & warrants	236	41,615	—	41,851
Convertible bonds & notes	—	1,260	—	1,260
Bonds, notes & other debt instruments	—	17,814	—	17,814
Short-term securities	537,819	—	—	537,819

Total	$2,356,064	$8,303,502	$6	$10,659,572

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$309	$—	$309
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(395)	—	(395)

Total	$—	$(86)	$—	$(86)

*	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$540,290	$265,260	$—		$805,550
Consumer discretionary	184,433	426,480	—		610,913
Health care	220,288	303,860	1		524,149
Financials	98,824	367,872	—		466,696
Communication services	242,323	108,859	—		351,182
Materials	126,066	126,416	—		252,482
Industrials	57,626	193,144	—		250,770
Consumer staples	32,600	209,655	—		242,255
Energy	55,068	104,845	—		159,913
Real estate	21,814	49,427	—		71,241
Utilities	8,127	61,070	—		69,197
Preferred securities	31,214	17,203	—	*	48,417
Rights & warrants	37	11,204	—		11,241
Convertible bonds & notes	—	120	—		120
Bonds, notes & other debt instruments	—	120,130	—		120,130
Short-term securities	238,517	—	—		238,517

Total	$1,857,227	$2,365,545	$1		$4,222,773

262	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3	$—	$—	$3
Liabilities:
Unrealized depreciation on futures contracts	(13)	—	—	(13)
Unrealized depreciation on open forward currency contracts	—	(54)	—	(54)

Total	$(10)	$(54)	$—	$(64)

*	Amount less than one thousand.
†	Futures contracts and forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,660,102	$—	$—	$1,660,102
Information technology	1,639,123	—	—	1,639,123
Industrials	1,299,142	—	—	1,299,142
Communication services	907,314	—	—	907,314
Energy	866,464	—	—	866,464
Consumer staples	782,008	—	—	782,008
Consumer discretionary	730,730	—	—	730,730
Financials	668,246	—	—	668,246
Utilities	327,959	—	—	327,959
Materials	246,839	—	—	246,839
Real estate	167,648	—	—	167,648
Rights & warrants	138	—	—	138
Convertible stocks	85,580	—	—	85,580
Convertible bonds & notes	—	13,651	—	13,651
Short-term securities	181,762	—	—	181,762

Total	$9,563,055	$13,651	$—	$9,576,706

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$221,121	$181,276	$—	$402,397
Financials	141,374	202,553	—	343,927
Industrials	126,976	119,227	—	246,203
Health care	128,044	70,127	—	198,171
Consumer discretionary	85,765	111,886	—	197,651
Communication services	145,542	20,262	—	165,804
Utilities	27,113	104,117	—	131,230
Materials	42,123	83,017	—	125,140
Energy	39,179	61,420	—	100,599
Consumer staples	32,426	64,723	—	97,149
Real estate	28,798	25,958	—	54,756
Bonds, notes & other debt instruments	—	34,378	—	34,378
Short-term securities	72,929	—	—	72,929

Total	$1,091,390	$1,078,944	$—	$2,170,334

American Funds Insurance Series	263

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,314,726	$372,663	$—	$7,687,389
Communication services	5,831,851	127,572	—	5,959,423
Health care	4,693,629	779,632	—	5,473,261
Financials	3,867,153	71,057	—	3,938,210
Industrials	3,235,391	420,599	—	3,655,990
Consumer discretionary	2,997,262	125,349	—	3,122,611
Consumer staples	1,207,072	739,995	—	1,947,067
Materials	1,780,708	100,975	—	1,881,683
Energy	1,316,148	1,473	—	1,317,621
Utilities	900,859	210,300	—	1,111,159
Real estate	983,845	—	—	983,845
Convertible stocks	311,050	—	—	311,050
Bonds, notes & other debt instruments	—	44,819	—	44,819
Short-term securities	1,180,227	—	—	1,180,227

Total	$35,619,921	$2,994,434	$—	$38,614,355

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$21,452	$238,557	$—	$260,009
Industrials	19,686	168,699	—	188,385
Communication services	38,634	137,544	—	176,178
Consumer discretionary	—	173,323	—	173,323
Health care	6,388	133,573	4	139,965
Materials	49,909	51,472	—	101,381
Consumer staples	11,591	86,293	—	97,884
Information technology	20,812	57,262	—	78,074
Utilities	—	75,755	—	75,755
Energy	14,453	26,884	—	41,337
Real estate	—	38,742	—	38,742
Preferred securities	24,328	—	—	24,328
Rights & warrants	—	15,297	—	15,297
Bonds, notes & other debt instruments	—	8,880	—	8,880
Short-term securities	38,140	—	—	38,140

Total	$245,393	$1,212,281	$4	$1,457,678

264	American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$82,959	$60,554	$—	$143,513
Information technology	78,576	21,313	—	99,889
Consumer staples	53,173	45,939	—	99,112
Health care	64,546	33,275	—	97,821
Utilities	35,050	55,511	—	90,561
Real estate	43,561	18,295	—	61,856
Communication services	29,639	26,431	—	56,070
Energy	40,675	9,228	—	49,903
Industrials	26,773	20,099	—	46,872
Materials	19,808	22,725	—	42,533
Consumer discretionary	6,747	6,761	—	13,508
Preferred securities	—	1,987	—	1,987
Rights & warrants	2	—	—	2
Convertible stocks	13,837	—	—	13,837
Convertible bonds & notes	—	784	—	784
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	100,873	—	100,873
Corporate bonds, notes & loans	—	65,564	—	65,564
Mortgage-backed obligations	—	55,671	—	55,671
Asset-backed obligations	—	3,801	—	3,801
Bonds & notes of governments & government agencies outside the U.S.	—	1,465	—	1,465
Municipals	—	671	—	671
Short-term securities	57,947	—	—	57,947

Total	$553,293	$550,947	$—	$1,104,240

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$39	$—	$—	$39
Unrealized appreciation on open forward currency contracts	—	34	—	34
Unrealized appreciation on interest rate swaps	—	569	—	569
Unrealized appreciation on credit default swaps	—	152	—	152
Liabilities:
Unrealized depreciation on futures contracts	(89)	—	—	(89)
Unrealized depreciation on open forward currency contracts	—	(56)	—	(56)

Total	$(50)	$699	$—	$649

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Insurance Series	265

Asset Allocation Fund

	Investment securities
	Level 1	Level 2		Level 3		Total
Assets:
Common stocks:
Information technology	$4,856,907	$33,828		$—		$4,890,735
Health care	3,027,835	132,799		13,074		3,173,708
Financials	2,855,589	215,356		482		3,071,427
Consumer discretionary	1,813,842	160,516		—		1,974,358
Consumer staples	1,182,011	393,999		—		1,576,010
Communication services	1,415,480	70,510		—		1,485,990
Industrials	1,133,507	126,186		10,677		1,270,370
Materials	842,103	93,530		—		935,633
Energy	430,949	21,035		843		452,827
Real estate	380,620	—		—		380,620
Utilities	54,107	242,361		—		296,468
Rights & warrants	—	—		—	*	—	*
Convertible stocks	102,652	45,378		—		148,030
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	3,849,701		4,079		3,853,780
U.S. Treasury bonds & notes	—	2,511,880		—		2,511,880
Mortgage-backed obligations	—	2,198,957		—		2,198,957
Asset-backed obligations	—	235,287		—		235,287
Bonds & notes of governments & government agencies outside the U.S.	—	60,892		—		60,892
Federal agency bonds & notes	—	37,568		—		37,568
Municipals	—	33,381		—		33,381
Short-term securities	2,286,334	—		—		2,286,334

Total	$20,381,936	$10,463,164		$29,155		$30,874,255

	Other investments†
	Level 1	Level 2		Level 3		Total
Assets:
Unrealized appreciation on futures contracts	$1,610	$—		$—		$1,610
Unrealized appreciation on interest rate swaps	—	796		—		796
Unrealized appreciation on credit default swaps	—	—	*	—		—	*
Liabilities:
Unrealized depreciation on futures contracts	(2,382)	—		—		(2,382)

Total	$(772)	$796		$—		$24

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

266	American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1	Level 2		Level 3	Total
Assets:
Common stocks:
Information technology	$31,289	$35,492		$—	$66,781
Health care	23,553	16,623		—	40,176
Financials	17,316	15,833		—	33,149
Consumer staples	14,677	14,073		—	28,750
Consumer discretionary	12,713	11,275		—	23,988
Industrials	9,037	13,659		—	22,696
Communication services	6,435	6,573		—	13,008
Materials	3,927	9,077		—	13,004
Real estate	8,992	3,272		—	12,264
Energy	5,708	—		—	5,708
Utilities	852	3,696		—	4,548
Preferred securities	—	2,055		—	2,055
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	67,135		—	67,135
U.S. Treasury bonds & notes	—	49,388		—	49,388
Corporate bonds, notes & loans	—	21,861		—	21,861
Mortgage-backed obligations	—	6,454		—	6,454
Municipals	—	186		—	186
Asset-backed obligations	—	95		—	95
Short-term securities	24,329	17,999		—	42,328

Total	$158,828	$294,746		$—	$453,574

	Other investments*
	Level 1	Level 2		Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3	$—		$—	$3
Unrealized appreciation on open forward currency contracts	—	257		—	257
Unrealized appreciation on interest rate swaps	—	21		—	21
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(259)		—	(259)
Unrealized depreciation on credit default swaps	—	—	†	—	—	†

Total	$3	$19		$—	$22

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
†	Amount less than one thousand.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$3,792,833	$—	$3,792,833
Mortgage-backed obligations	—	3,617,725	—	3,617,725
U.S. Treasury bonds & notes	—	2,783,804	—	2,783,804
Bonds & notes of governments & government agencies outside the U.S.	—	348,736	—	348,736
Asset-backed obligations	—	249,668	—	249,668
Municipals	—	226,267	—	226,267
Federal agency bonds & notes	—	12,979	—	12,979
Short-term securities	2,690,045	—	—	2,690,045

Total	$2,690,045	$11,032,012	$—	$13,722,057

American Funds Insurance Series	267

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,631	$—	$—	$7,631
Unrealized appreciation on open forward currency contracts	—	46	—	46
Unrealized appreciation on interest rate swaps	—	3,456	—	3,456
Liabilities:
Unrealized depreciation on futures contracts	(824)	—	—	(824)
Unrealized depreciation on open forward currency contracts	—	(2,653)	—	(2,653)
Unrealized depreciation on interest rate swaps	—	(28,517)	—	(28,517)

Total	$6,807	$(27,668)	$—	$(20,861)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$402,906	$—		$402,906
Japanese yen	—	217,032	—		217,032
Chinese yuan renminbi	—	141,006	—		141,006
British pounds	—	91,115	—		91,115
Danish kroner	—	59,710	—		59,710
Canadian dollars	—	48,258	—		48,258
Mexican pesos	—	46,716	—		46,716
Malaysian ringgits	—	41,973	—		41,973
Australian dollars	—	31,305	—		31,305
Russian rubles	—	27,059	—		27,059
Israeli shekels	—	25,426	—		25,426
South Korean won	—	20,892	—		20,892
Indonesian rupiah	—	15,694	—		15,694
Colombian pesos	—	15,007	—		15,007
Brazilian reais	—	11,023	—		11,023
New Zealand dollars	—	9,638	—		9,638
Thai baht	—	9,308	—		9,308
Chilean pesos	—	8,404	—		8,404
South African rand	—	7,886	—		7,886
Ukrainian hryvnia	—	7,322	—		7,322
Singapore dollars	—	6,354	—		6,354
Norwegian kroner	—	5,980	—		5,980
Peruvian nuevos soles	—	5,639	—		5,639
Indian rupees	—	3,829	—		3,829
Dominican pesos	—	2,938	—		2,938
Polish zloty	—	1,500	—		1,500
Romanian leu	—	1,361	—		1,361
U.S. dollars	—	924,718	—		924,718
Common stocks	574	—	1,319		1,893
Rights & warrants	—	—	—	*	—	*
Short-term securities	147,017	3,665	—		150,682

Total	$147,591	$2,193,664	$1,319		$2,342,574

268	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$308	$—	$—	$308
Unrealized appreciation on open forward currency contracts	—	4,155	—	4,155
Unrealized appreciation on credit default swaps	—	31	—	31
Liabilities:
Unrealized depreciation on futures contracts	(155)	—	—	(155)
Unrealized depreciation on open forward currency contracts	—	(3,799)	—	(3,799)
Unrealized depreciation on interest rate swaps	—	(64)	—	(64)
Unrealized depreciation on credit default swaps	—	(698)	—	(698)

Total	$153	$(375)	$—	$(222)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$770,665	$4,354		$775,019
Asset-backed obligations	—	97	—		97
Municipals	—	5	—		5
Convertible bonds & notes	—	5,210	65		5,275
Convertible stocks	2,844	494	—		3,338
Preferred securities	—	2,841	—		2,841
Common stocks	8,366	2,591	24,364		35,321
Rights & warrants	—	76	—	[1]	76
Short-term securities	33,493	—	—		33,493

Total	$44,703	$781,979	$28,783		$855,465

		Other investments[2]
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on futures contracts	$8	$—	$—		$8
Unrealized appreciation on credit default swaps	—	7	—		7
Liabilities:
Unrealized depreciation on futures contracts	(27)	—	—		(27)
Unrealized depreciation on credit default swaps	—	(728)	—		(728)

Total	$(19)	$(721)	$—		$(740)

[1]	Amount less than one thousand.
[2]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2020 (dollars in thousands):

	Beginning value at 1/1/2020	Transfers into Level 3[3]	Purchases	Sales	Net realized loss[4]	Unrealized appreciation[4]	Transfers out of Level 3[3]	Ending value at 12/31/2020
Investment securities	$19,675	$5,892	$12,692	$(8,614)	$(4,424)	$8,405	$(4,843)	$28,783
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2020								$7,603

[3]

Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

[4]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series	269

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2020		Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$4,354		Estimated recovery value	Exchange terms	N/A	N/A	N/A
				Vendor price	N/A	N/A	N/A
				Par value	N/A	N/A	N/A
			Yield analysis	YTM risk premium	200 bps	200 bps	Decrease
Convertible bonds & notes	65		Transaction price	N/A	N/A	N/A	N/A
Common stocks	24,364		Estimated recovery value	N/A	N/A	N/A	N/A
				Exchange terms	N/A	N/A	N/A
				Vendor price	N/A	N/A	N/A
				Risk discount	90%	90%	Decrease
				Par value	N/A	N/A	N/A
				Adjustment based on market decline	20%	20%	Decrease
			Market comparable companies	EV/EBITDA multiple	7.5x	7.5x	Increase
				EV/EBITDA less CapEx multiple	10.2x - 23.0x	19.2x	Increase
				Discount to EV/EBITDA less CapEx multiple	50%	50%	Decrease
				DLOM	17%-22%	19%	Decrease
			Inputs to market comparables and discounted cash flow	Weight ascribed to market	50%	N/A	N/A
				comparables
				Weight ascribed to discounted cash flow	50%	N/A	N/A
			Discounted cash flow	Proved reserves	$53.7 million	$53.7 million	Increase
				Discount rate	9%	9%	Decrease
			Recent market information	Quoted price	N/A	N/A	N/A
				DLOM	30%	30%	Decrease
			Transaction price	N/A	N/A	N/A	N/A
Rights & warrants	—	[3]	Black-Scholes	Implied volatility	30%	30%	Increase
				Underlying share price	N/A	N/A	N/A

	$28,783

[1]	Weighted average is by relative fair value.
[2]

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

[3]	Amount less than one thousand.

Key to abbreviations

CapEx = Capital expenditure

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

YTM = Yield to maturity

270	American Funds Insurance Series

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$219,567	$—	$219,567
U.S. Treasury bonds & notes	—	25,628	—	25,628
Asset-backed obligations	—	5,546	—	5,546
Federal agency bonds & notes	—	294	—	294
Short-term securities	—	141,404	—	141,404

Total	$—	$392,439	$—	$392,439

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$54	$—	$—	$54
Unrealized appreciation on interest rate swaps	—	1,218	—	1,218
Liabilities:
Unrealized depreciation on futures contracts	(21)	—	—	(21)
Unrealized depreciation on interest rate swaps	—	(4)	—	(4)

Total	$33	$1,214	$—	$1,247

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At December 31, 2020, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$756,975	$—	$756,975
U.S. Treasury bonds & notes	—	663,982	—	663,982
Federal agency bonds & notes	—	341,155	—	341,155
Short-term securities	—	731,556	—	731,556

Total	$—	$2,493,668	$—	$2,493,668

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,235	$—	$—	$1,235
Unrealized appreciation on interest rate swaps	—	34,726	—	34,726
Liabilities:
Unrealized depreciation on futures contracts	(1,275)	—	—	(1,275)
Unrealized depreciation on interest rate swaps	—	(7,246)	—	(7,246)

Total	$(40)	$27,480	$—	$27,440

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At December 31, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2020, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	271

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2020, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

272	American Funds Insurance Series

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may

American Funds Insurance Series	273

expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks.

Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

274	American Funds Insurance Series

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

American Funds Insurance Series	275

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

276	American Funds Insurance Series

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral type
Funds	Values of securities loan	Cash	U.S. government securities		Value of investment securities purchased
Global Growth Fund	$21,446	$20,305	$1,985		$18,274
Global Small Capitalization Fund	77,648	79,709	66		71,738
Growth Fund	7,302	7,559	—		6,803
International Fund	83,899	15,528	72,363		13,975
New World Fund	18,411	15,578	3,469		14,020
Blue Chip Income and Growth Fund	3,447	3,589	—		3,230
Global Growth and Income Fund	6,890	7,156	—	*	6,440
Growth-Income Fund	188,806	193,847	—		174,463
International Growth and Income Fund	6,820	7,095	14		6,385
Capital Income Builder	5,528	1,316	4,462		1,185
Asset Allocation Fund	13,741	14,048	—		12,643

*	Amount less than one thousand.

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund and High-Income Bond Fund have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2020, the maximum exposure from these unfunded commitments for Asset Allocation Fund and High-Income Bond Fund was $3,543,000 and $1,481,000, respectively, which would represent 0.01% and 0.17%, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments for Asset Allocation Fund and High-Income Bond Fund was $740,000 and $323,000, respectively, which is disclosed as a receivable for unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in each fund’s statement of operations.

American Funds Insurance Series	277

Options contracts — The Managed Risk Growth-Income Fund has entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of its managed risk strategy, the Managed Risk Growth-Income Fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

278	American Funds Insurance Series

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

American Funds Insurance Series	279

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts		Interest rate swaps	Credit default swaps
International Fund	Not applicable	Not applicable	$41,887		Not applicable	Not applicable
New World Fund	Not applicable	$1,829	5,742		Not applicable	Not applicable
Global Growth and Income Fund	Not applicable	Not applicable	6,973	*	Not applicable	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	3,200	*	Not applicable	Not applicable
Capital Income Builder	Not applicable	71,475	965		$112,369	$3,389
Asset Allocation Fund	Not applicable	1,175,025	Not applicable		227,086	46,073
Global Balanced Fund	Not applicable	4,858	30,295		7,507	3,800
Bond Fund	Not applicable	3,685,113	491,051		823,870	173,850	*
Capital World Bond Fund	Not applicable	139,493	657,769		121,529	80,050
High-Income Bond Fund	Not applicable	10,600	Not applicable		Not applicable	31,310
Mortgage Fund	Not applicable	88,917	Not applicable		268,075	Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	1,922,908	Not applicable		3,696,916	Not applicable
Managed Risk Growth Fund	Not applicable	178,037	Not applicable		Not applicable	Not applicable
Managed Risk International Fund	Not applicable	716,661	Not applicable		Not applicable	Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	119,174	Not applicable		Not applicable	Not applicable
Managed Risk Growth-Income Fund	$36,373	741,450	Not applicable		Not applicable	Not applicable
Managed Risk Asset Allocation Fund	Not applicable	735,724	Not applicable		Not applicable	Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2020 (dollars in thousands):

International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$309	Unrealized depreciation on open forward currency contracts	$395

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$182	Net unrealized appreciation on forward currency contracts	$45

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$3	Unrealized depreciation[1]	$13
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	54

			$3		$67

See end of tables for footnotes.

280	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$140	Net unrealized depreciation on futures contracts	$(10)
Forward currency	Currency	Net realized loss on forward currency contracts	(245)	Net unrealized depreciation on forward currency contracts	(54)

			$(105)		$(64)

Global Growth and Income Fund

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(521)	Net unrealized appreciation on forward currency contracts	$137

International Growth and Income Fund

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$18	Net unrealized appreciation on forward currency contracts	$12

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$39	Unrealized depreciation[1]	$89
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	34	Unrealized depreciation on open forward currency contracts	56
Swap	Interest	Unrealized appreciation[1]	569	Unrealized depreciation[1]	—
Swap	Credit	Unrealized appreciation[1]	152	Unrealized depreciation[1]	—

			$794		$145

		Net realized gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$3,606	Net unrealized appreciation on futures contracts	$281
Forward currency	Currency	Net realized gain on forward currency contracts	38	Net unrealized depreciation on forward currency contracts	(22)
Swap	Interest	Net realized gain on swap contracts	2,280	Net unrealized depreciation on swap contracts	(260)
Swap	Credit	Net realized gain on swap contracts	406	Net unrealized appreciation on swap contracts	152

			$6,330		$151

See end of tables for footnotes.

American Funds Insurance Series	281

Asset Allocation Fund

		Assets			Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value		Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,610		Unrealized depreciation[1]	$2,382
Swap	Interest	Unrealized appreciation[1]	796		Unrealized depreciation[1]	—
Swap	Credit	Unrealized appreciation[1]	—	[2]	Unrealized depreciation[1]	—

			$2,406			$2,382

		Net realized gain (loss)			Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value		Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$36,747		Net unrealized appreciation on futures contracts	$2,190
Swap	Interest	Net realized loss on swap contracts	(13,556)		Net unrealized appreciation on swap contracts	4,608
Swap	Credit	Net realized gain on swap contracts	2,725		Net unrealized appreciation on swap contracts	—	[2]

			$25,916			$6,798

Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$3	Unrealized depreciation[1]	$—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	257	Unrealized depreciation on open forward currency contracts	259
Swap	Interest	Unrealized appreciation[1]	21	Unrealized depreciation[1]	—
Swap	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	—	[2]

			$281		$259

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$442	Net unrealized appreciation on futures contracts	$19
Forward currency	Currency	Net realized gain on forward currency contracts	801	Net unrealized appreciation on forward currency contracts	97
Swap	Interest	Net realized loss on swap contracts	(126)	Net unrealized appreciation on swap contracts	23
Swap	Credit	Net realized gain on swap contracts	3	Net unrealized depreciation on swap contracts	—	[2]

			$1,120		$139

See end of tables for footnotes.

282	American Funds Insurance Series

Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$7,631	Unrealized depreciation[1]	$824
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	46	Unrealized depreciation on open forward currency contracts	2,653
Swap	Interest	Unrealized appreciation[1]	3,456	Unrealized depreciation[1]	28,517

			$11,133		$31,994

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$89,071	Net unrealized appreciation on futures contracts	$10,886
Forward currency	Currency	Net realized loss on forward currency contracts	(15,906)	Net unrealized depreciation on forward currency contracts	(1,417)
Swap	Interest	Net realized loss on swap contracts	(22,499)	Net unrealized depreciation on swap contracts	(18,955)
Swap	Credit	Net realized gain on swap contracts	22,543	Net unrealized appreciation on swap contracts	—

			$73,209		$(9,486)

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$308	Unrealized depreciation[1]	$155
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	4,155	Unrealized depreciation on open forward currency contracts	3,799
Swap	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	64
Swap	Credit	Unrealized appreciation[1]	31	Unrealized depreciation[1]	698

			$4,494		$4,716

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(180)	Net unrealized appreciation on futures contracts	$958
Forward currency	Currency	Net realized gain on forward currency contracts	16,206	Net unrealized appreciation on forward currency contracts	2,566
Swap	Interest	Net realized loss on swap contracts	(2,548)	Net unrealized appreciation on swap contracts	475
Swap	Credit	Net realized loss on swap contracts	(357)	Net unrealized depreciation on swap contracts	(1,398)

			$13,121		$2,601

See end of tables for footnotes.

American Funds Insurance Series	283

High-Income Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$8	Unrealized depreciation[1]	$27
Swap	Credit	Unrealized appreciation[1]	7	Unrealized depreciation[1]	728

			$15		$755

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(166)	Net unrealized depreciation on futures contracts	$(178)
Swap	Interest	Net realized gain on swap contracts	1	Net unrealized appreciation on swap contracts	—
Swap	Credit	Net realized gain on swap contracts	3,841	Net unrealized appreciation on swap contracts	857

			$3,676		$679

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$54	Unrealized depreciation[1]	$21
Swap	Interest	Unrealized appreciation[1]	1,218	Unrealized depreciation[1]	4

			$1,272		$25

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$8,696	Net unrealized appreciation on futures contracts	$779
Swap	Interest	Net realized loss on swap contracts	(8,505)	Net unrealized appreciation on swap contracts	4,046

			$191		$4,825

U.S. Government/AAA-Rated Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,235	Unrealized depreciation[1]	$1,275
Swap	Interest	Unrealized appreciation[1]	34,726	Unrealized depreciation[1]	7,246

			$35,961		$8,521

See end of tables for footnotes.

284	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$89,336	Net unrealized appreciation on futures contracts	$7,908
Swap	Interest	Net realized loss on swap contracts	(46,704)	Net unrealized appreciation on swap contracts	47,782

			$42,632		$55,690

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$69	Unrealized depreciation[1]	$—

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(323)	Net unrealized appreciation on futures contracts	$—
Futures	Equity	Net realized loss on futures contracts	(40,633)	Net unrealized appreciation on futures contracts	—
Futures	Interest	Net realized gain on futures contracts	5,618	Net unrealized appreciation on futures contracts	130

			$(35,338)		$130

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$21	Unrealized depreciation[1]	$—

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(689)	Net unrealized appreciation on futures contracts	$—
Futures	Equity	Net realized loss on futures contracts	(14,445)	Net unrealized appreciation on futures contracts	—
Futures	Interest	Net realized gain on futures contracts	1,083	Net unrealized appreciation on futures contracts	51

			$(14,051)		$51

See end of tables for footnotes.

American Funds Insurance Series	285

Managed Risk Blue Chip Income and Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$38	Unrealized depreciation[1]	$—

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(112)	Net unrealized appreciation on futures contracts	$—
Futures	Equity	Net realized loss on futures contracts	(36,178)	Net unrealized appreciation on futures contracts	—
Futures	Interest	Net realized gain on futures contracts	3,606	Net unrealized appreciation on futures contracts	90

			$(32,684)		$90

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$12,028	Investment securities from unaffiliated issuers	$—
Futures	Equity	Unrealized appreciation[1]	2,637	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	341	Unrealized depreciation[1]	—

			$15,006		$—

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on options purchased contracts[4]	$(22,888)	Net unrealized appreciation on options purchased contracts[5]	$—
Futures	Currency	Net realized loss on futures contracts	(563)	Net unrealized appreciation on futures contracts	—
Futures	Equity	Net realized loss on futures contracts	(44,738)	Net unrealized appreciation on futures contracts	1,592
Futures	Interest	Net realized gain on futures contracts	24,706	Net unrealized appreciation on futures contracts	716

			$(43,483)		$2,308

See end of tables for footnotes.

286	American Funds Insurance Series

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$358	Unrealized depreciation[1]	$—

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(82)	Net unrealized appreciation on futures contracts	$—
Futures	Equity	Net realized loss on futures contracts	(141,847)	Net unrealized appreciation on futures contracts	—
Futures	Interest	Net realized gain on futures contracts	22,678	Net unrealized appreciation on futures contracts	883

			$(119,251)		$883

[1]

Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in the fund’s investment portfolio.
[4]	Options purchased are included in net realized gain (loss) on investments in unaffiliated issuers.
[5]	Options purchased are included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers.

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

American Funds Insurance Series	287

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2020, if close-out netting was exercised (dollars in thousands):

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Citibank	$309	$(309)	$—	$—	$—
Liabilities:
Citibank	$395	$(309)	$—	$—	$86

New World Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
Bank of New York Mellon	$54	$—	$—	$—	$54

Capital Income Builder

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of New York Mellon	$29	$(4)	$—	$—	$25
Goldman Sachs	4	—	—	—	4
HSBC Bank	1	—	—	—	1

Total	$34	$(4)	$—	$—	$30

Liabilities:
Bank of New York Mellon	$4	$(4)	$—	$—	$—
Standard Chartered Bank	52	—	—	—	52

Total	$56	$(4)	$—	$—	$52

See end of tables for footnote.

288	American Funds Insurance Series

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of New York Mellon	$14	$—	$—	$—	$14
Barclays Bank PLC	21	(1)	—	—	20
Citibank	61	(61)	—	—	—
Goldman Sachs	44	(14)	—	—	30
HSBC Bank	38	(19)	—	—	19
JPMorgan Chase	12	(11)	—	—	1
Morgan Stanley	54	(48)	—	—	6
Standard Chartered Bank	11	(11)	—	—	—
UBS AG	2	—	—	—	2

Total	$257	$(165)	$—	$—	$92

Liabilities:
Bank of America	$21	$—	$—	$—	$21
Barclays Bank PLC	1	(1)	—	—	—
Citibank	115	(61)	—	—	54
Goldman Sachs	14	(14)	—	—	—
HSBC Bank	19	(19)	—	—	—
JPMorgan Chase	11	(11)	—	—	—
Morgan Stanley	48	(48)	—	—	—
Standard Chartered Bank	30	(11)	—	—	19

Total	$259	$(165)	$—	$—	$94

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Morgan Stanley	$46	$—	$—	$(46)	$—
Liabilities:
Bank of New York Mellon	$877	$—	$(877)	$—	$—
HSBC Bank	1,714	—	(1,714)	—	—
UBS AG	62	—	—	—	62

Total	$2,653	$—	$(2,591)	$—	$62

See end of tables for footnote.

American Funds Insurance Series	289

Capital World Bond Fund

Counterparty		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$439	$(439)	$—	$—	$—
Bank of New York Mellon	109	(2)	—	—	107
Citibank	281	(281)	—	—	—
Goldman Sachs	1,536	(359)	—	(1,110)	67
HSBC Bank	319	(97)	(108)	—	114
JPMorgan Chase	924	—	(924)	—	—
Standard Chartered Bank	202	(8)	(194)	—	—
UBS AG	345	(345)	—	—	—

Total	$4,155	$(1,531)	$(1,226)	$(1,110)	$288

Liabilities:
Bank of America	$551	$(439)	$(63)	$—	$49
Bank of New York Mellon	2	(2)	—	—	—
Citibank	1,691	(281)	(1,312)	—	98
Goldman Sachs	359	(359)	—	—	—
HSBC Bank	97	(97)	—	—	—
Morgan Stanley	560	—	(466)	—	94
Standard Chartered Bank	8	(8)	—	—	—
UBS AG	531	(345)	—	—	186

Total	$3,799	$(1,531)	$(1,841)	$—	$427

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

290	American Funds Insurance Series

Additional tax basis disclosures for each fund as of December 31, 2020, were as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Undistributed ordinary income	$23,610	$—	$276,979	$4,878	$10,741	$38,218
Undistributed long-term capital gains	445,512	123,145	5,068,501	—	143,589	—
Capital loss carryforward*	—	—	—	(136,440)	—	(63,496)
Capital loss carryforward utilized	—	—	—	13,382	—	—

Gross unrealized appreciation on investments	4,449,917	2,433,892	21,167,676	4,059,818	1,659,058	3,361,319
Gross unrealized depreciation on investments	(135,394)	(86,045)	(234,902)	(340,845)	(33,325)	(539,186)
Net unrealized appreciation (depreciation) on investments	4,314,523	2,347,847	20,932,774	3,718,973	1,625,733	2,822,133

Cost of investments	3,966,775	3,047,816	17,944,956	6,940,513	2,596,976	6,754,573

Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(13,829)	6	—	(1)	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Undistributed ordinary income	$4,517	$161,308	$5,778	$3,530	$248,732	$646
Undistributed long-term capital gains	51,479	403,490	—	—	899,471	1,975
Capital loss carryforward*	—	—	(76,870)	(62,945)	—	—

Gross unrealized appreciation on investments	784,941	15,269,066	428,729	168,138	8,710,090	103,417
Gross unrealized depreciation on investments	(35,268)	(859,941)	(46,994)	(16,334)	(257,151)	(3,408)
Net unrealized appreciation (depreciation) on investments	749,673	14,409,125	381,735	151,804	8,452,939	100,009

Cost of investments	1,420,661	24,205,230	1,075,943	952,928	22,421,338	353,494

Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(822)	(1)	1	18	2

See end of tables for footnote.

American Funds Insurance Series	291

	Bond Fund	Capital World Bond Fund	High-Income Bond Fund	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Undistributed ordinary income	$293,413	$42,838	$6,554	$7,215	$—	$133,505
Undistributed long-term capital gains	218,389	21,745	—	4,438	—	51,890
Capital loss carryforward*	—	—	(247,718)	—	(1)	—

Gross unrealized appreciation on investments	648,591	188,721	54,124	6,536	8	88,168
Gross unrealized depreciation on investments	(47,722)	(20,385)	(55,153)	(625)	(2)	(16,204)
Net unrealized appreciation (depreciation) on investments	600,869	168,336	(1,029)	5,911	6	71,964

Cost of investments	13,100,327	2,172,394	857,316	387,737	372,351	2,449,196

Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	1	—	7,377	—	(172)	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$1,371	$929	$4,349	$25,029	$31,041
Undistributed long-term capital gains	24,118	—	—	33,730	—
Capital loss carryforward*	—	(11,769)	(22,483)	—	(31,551)

Gross unrealized appreciation on investments	156,525	33,827	62,066	380,437	403,906
Gross unrealized depreciation on investments	(4,202)	(8,961)	(45,409)	(58,764)	(17,089)
Net unrealized appreciation (depreciation) on investments	152,323	24,866	16,657	321,673	386,817

Cost of investments	412,543	144,392	339,936	2,110,156	2,394,223

*

Capital loss carryforwards will be used to offset any capital gains realized by the funds in future years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16,383	$73,033	$89,416	$31,022	$121,251	$152,273
Class 1A	29	205	234	82	367	449
Class 2	13,463	109,286	122,749	40,119	204,481	244,600
Class 4	653	11,537	12,190	3,204	17,408	20,612

Total	$30,528	$194,061	$224,589	$74,427	$343,507	$417,934

See end of tables for footnote.

292	American Funds Insurance Series

Global Small Capitalization Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$5,414	$120,074	$125,488	$28,009	$97,912	$125,921
Class 1A	2	42	44	6	23	29
Class 2	5,373	140,495	145,868	28,406	119,280	147,686
Class 4	408	12,682	13,090	1,932	9,184	11,116

Total	$11,197	$273,293	$284,490	$58,353	$226,399	$284,752

Growth Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$68,600	$285,315	$353,915	$150,838	$964,757	$1,115,595
Class 1A	141	547	688	193	1,290	1,483
Class 2	53,722	404,657	458,379	192,058	1,500,212	1,692,270
Class 3	860	5,433	6,293	2,713	20,442	23,155
Class 4	3,629	42,241	45,870	14,770	130,929	145,699

Total	$126,952	$738,193	$865,145	$360,572	$2,617,630	$2,978,202

International Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$44,223	$—	$44,223	$85,943	$130,060	$216,003
Class 1A	56	—	56	95	141	236
Class 2	25,688	—	25,688	59,246	104,778	164,024
Class 3	157	—	157	354	637	991
Class 4	1,591	—	1,591	4,496	8,870	13,366

Total	$71,715	$—	$71,715	$150,134	$244,486	$394,620

New World Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16,847	$8,752	$25,599	$23,315	$71,500	$94,815
Class 1A	48	26	74	39	132	171
Class 2	6,570	4,233	10,803	8,693	34,958	43,651
Class 4	4,454	3,019	7,473	4,452	21,103	25,555

Total	$27,919	$16,030	$43,949	$36,499	$127,693	$164,192

See end of tables for footnote.

American Funds Insurance Series      293

Blue Chip Income and Growth Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$100,756	$61,517	$162,273	$118,657	$410,713	$529,370
Class 1A	350	134	484	163	435	598
Class 2	48,936	34,662	83,598	60,118	238,793	298,911
Class 4	10,866	7,992	18,858	10,646	38,700	49,346

Total	$160,908	$104,305	$265,213	$189,584	$688,641	$878,225

Global Growth and Income Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,987	$15,679	$24,666	$12,475	$27,971	$40,446
Class 1A	28	53	81	33	66	99
Class 2	15,537	32,112	47,649	24,591	66,794	91,385
Class 4	1,576	3,612	5,188	2,298	5,970	8,268

Total	$26,128	$51,456	$77,584	$39,397	$100,801	$140,198

Growth-Income Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$381,174	$482,142	$863,316	$455,391	$1,825,184	$2,280,575
Class 1A	211	265	476	206	825	1,031
Class 2	207,651	305,445	513,096	272,097	1,260,360	1,532,457
Class 3	2,378	3,413	5,791	3,204	14,500	17,704
Class 4	17,727	29,072	46,799	21,474	103,934	125,408

Total	$609,141	$820,337	$1,429,478	$752,372	$3,204,803	$3,957,175

International Growth and Income Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$17,264	$—	$17,264	$41,626	$—	$41,626
Class 1A	38	—	38	84	—	84
Class 2	2,910	—	2,910	8,726	—	8,726
Class 4	1,255	—	1,255	3,112	—	3,112

Total	$21,467	$—	$21,467	$53,548	$—	$53,548

See end of tables for footnote.

294      American Funds Insurance Series

Capital Income Builder

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$17,286	$—	$17,286	$13,476	$—	$13,476
Class 1A	161	—	161	126	—	126
Class 2	181	—	181	137	—	137
Class 4	11,369	—	11,369	10,875	—	10,875

Total	$28,997	$—	$28,997	$24,614	$—	$24,614

Asset Allocation Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$333,238	$79,610	$412,848	$356,589	$816,841	$1,173,430
Class 1A	213	51	264	189	416	605
Class 2	80,906	22,747	103,653	94,178	253,101	347,279
Class 3	520	141	661	608	1,581	2,189
Class 4	67,789	21,221	89,010	71,682	206,152	277,834

Total	$482,666	$123,770	$606,436	$523,246	$1,278,091	$1,801,337

Global Balanced Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,746	$5,085	$6,831	$1,912	$3,479	$5,391
Class 1A	29	99	128	28	61	89
Class 2	2,128	7,631	9,759	2,521	5,487	8,008
Class 4	844	3,811	4,655	954	2,492	3,446

Total	$4,747	$16,626	$21,373	$5,415	$11,519	$16,934

Bond Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$185,412	$25,238	$210,650	$177,855	$—	$177,855
Class 1A	224	31	255	165	—	165
Class 2	96,166	14,478	110,644	90,796	—	90,796
Class 4	15,659	2,303	17,962	11,384	—	11,384

Total	$297,461	$42,050	$339,511	$280,200	$—	$280,200

See end of tables for footnote.

American Funds Insurance Series      295

Capital World Bond Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$30,575	$4,335	$34,910	$19,173	$—	$19,173
Class 1A	16	3	19	7	—	7
Class 2	24,602	3,871	28,473	15,927	—	15,927
Class 4	1,252	206	1,458	649	—	649

Total	$56,445	$8,415	$64,860	$35,756	$—	$35,756

High-Income Bond Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$10,071	$—	$10,071	$33,304	$—	$33,304
Class 1A	78	—	78	45	—	45
Class 2	54,086	—	54,086	41,753	—	41,753
Class 3	799	—	799	611	—	611
Class 4	4,806	—	4,806	3,353	—	3,353

Total	$69,840	$—	$69,840	$79,066	$—	$79,066

American Funds Mortgage Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3,288	$263	$3,551	$5,573	$—	$5,573
Class 1A	13	1	14	12	—	12
Class 2	722	75	797	1,355	—	1,355
Class 4	406	52	458	585	—	585

Total	$4,429	$391	$4,820	$7,525	$—	$7,525

Ultra-Short Bond Fund

	Year ended December 31, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$104		$—	$104		$604		$—	$604
Class 1A	—	*	—	—	*	—	*	—	—	*
Class 2	558		—	558		4,088		—	4,088
Class 3	8		—	8		59		—	59
Class 4	67		—	67		342		—	342

Total	$737		$—	$737		$5,093		$—	$5,093

See end of tables for footnote.

296      American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$12,901	$3,231	$16,132	$31,700	$—	$31,700
Class 1A	107	29	136	50	—	50
Class 2	40,852	11,067	51,919	26,790	—	26,790
Class 3	318	89	407	180	—	180
Class 4	7,195	1,992	9,187	2,241	—	2,241

Total	$61,373	$16,408	$77,781	$60,961	$—	$60,961

Managed Risk Growth Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$64	$374	$438	$61	$256	$317
Class P2	3,441	21,395	24,836	3,581	26,324	29,905

Total	$3,505	$21,769	$25,274	$3,642	$26,580	$30,222

Managed Risk International Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$21	$10	$31	$11	$16	$27
Class P2	1,913	1,303	3,216	2,974	4,795	7,769

Total	$1,934	$1,313	$3,247	$2,985	$4,811	$7,796

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$29	$37	$66	$13	$40	$53
Class P2	6,006	10,828	16,834	5,566	17,796	23,362

Total	$6,035	$10,865	$16,900	$5,579	$17,836	$23,415

Managed Risk Growth-Income Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$37,519	$103,175	$140,694	$14,564	$14,505	$29,069
Class P2	4,874	15,199	20,073	1,352	2,019	3,371

Total	$42,393	$118,374	$160,767	$15,916	$16,524	$32,440

See end of tables for footnote.

American Funds Insurance Series      297

Managed Risk Asset Allocation Fund

	Year ended December 31, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$58	$146	$204	$5	$65	$70
Class P2	40,641	105,833	146,474	62,691	115,050	177,741

Total	$40,699	$105,979	$146,678	$62,696	$115,115	$177,811

*	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the year ended December 31, 2020, CRMC voluntarily waived to proposed rates for Global Growth in advance of the next investment advisory and service agreement that will become effective May 1, 2021. In addition, CRMC waived a portion of its investment advisory services fees at the rate of 0.05% of the daily net assets of each of the managed risk funds. The waiver for each of the managed risk funds will be in effect through at least May 1, 2021, and may only be modified or terminated with the approval of the series’ board.

Effective May 1, 2020, CRMC began to waive a portion of its investment advisory fees at the rates of 0.18%, 0.26%, 0.10% and 0.18% of the daily net assets of New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund, respectively. These waivers will be in effect through at least May 1, 2021, and may only be modified or terminated with the approval of the series’ board.

Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. CRMC does not intend to recoup these waivers. For the year ended December 31, 2020, total investment advisory services fees waived by CRMC were $10,896,000.

298      American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the year ended December 31, 2020,	For the year ended December 31, 2020,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.511%	.511%
Global Small Capitalization Fund	.800	.635	.6	5.0	.694	.694
Growth Fund	.500	.280	.6	34.0	.316	.316
International Fund	.690	.430	.5	21.0	.494	.494
New World Fund	.850	.580	.5	4.0	.698	.574
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.390	.390
Global Growth and Income Fund	.690	.480	.6	3.0	.597	.597
Growth-Income Fund	.500	.219	.6	34.0	.255	.255
International Growth and Income Fund	.690	.500	.5	1.5	.613	.613
Capital Income Builder	.500	.410	.6	1.0	.480	.303
Asset Allocation Fund	.500	.240	.6	21.0	.265	.265
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.362	.362
Capital World Bond Fund	.570	.450	1.0	3.0	.533	.465
High-Income Bond Fund	.500	.420	.6	2.0	.484	.484
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.299
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.349	.349
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds Insurance Series      299

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments.

Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$791
Class 1A	$—	$19	2
Class 2	9,578	Not applicable	1,150
Class 4	1,044	1,044	125

Total class-specific expenses	$10,622	$1,063	$2,068

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$594
Class 1A	$—	$2	—	*
Class 2	5,567	Not applicable	668
Class 4	517	516	62

Total class-specific expenses	$6,084	$518	$1,324

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,640
Class 1A	$—	$74	9
Class 2	42,263	Not applicable	5,071
Class 3	414	Not applicable	69
Class 4	4,410	4,410	529

Total class-specific expenses	$47,087	$4,484	$9,318

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,462
Class 1A	$—	$19	2
Class 2	9,793	Not applicable	1,175
Class 3	39	Not applicable	7
Class 4	886	886	106

Total class-specific expenses	$10,718	$905	$2,752

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$588
Class 1A	$—	$20	2
Class 2	2,298	Not applicable	276
Class 4	1,633	1,633	196

Total class-specific expenses	$3,931	$1,653	$1,062

See end of tables for footnote.

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,537
Class 1A	$—	$34	4
Class 2	7,027	Not applicable	843
Class 4	1,627	1,626	195

Total class-specific expenses	$8,654	$1,660	$2,579

300      American Funds Insurance Series

Global Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$180
Class 1A	$—	$5	—	*
Class 2	3,032	Not applicable	364
Class 4	343	343	41

Total class-specific expenses	$3,375	$348	$585

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6,099
Class 1A	$—	$29	4
Class 2	31,824	Not applicable	3,819
Class 3	260	Not applicable	43
Class 4	3,025	3,025	363

Total class-specific expenses	$35,109	$3,054	$10,328

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$310
Class 1A	$—	$6	1
Class 2	494	Not applicable	59
Class 4	233	233	28

Total class-specific expenses	$727	$239	$398

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$163
Class 1A	$—	$14	1
Class 2	15	Not applicable	2
Class 4	1,069	1,069	128

Total class-specific expenses	$1,084	$1,083	$294

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5,209
Class 1A	$—	$29	4
Class 2	12,220	Not applicable	1,466
Class 3	56	Not applicable	9
Class 4	11,373	11,373	1,365

Total class-specific expenses	$23,649	$11,402	$8,053

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$39
Class 1A	$—	$5	1
Class 2	487	Not applicable	58
Class 4	234	234	28

Total class-specific expenses	$721	$239	$126

Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,950
Class 1A	$—	$20	2
Class 2	9,104	Not applicable	1,093
Class 4	1,484	1,484	178

Total class-specific expenses	$10,588	$1,504	$3,223

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$329
Class 1A	$—	$1	—	*
Class 2	2,480	Not applicable	298
Class 4	129	130	15

Total class-specific expenses	$2,609	$131	$642

See end of tables for footnote.

American Funds Insurance Series      301

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$73
Class 1A	$—	$2	—	*
Class 2	1,571	Not applicable	188
Class 3	17	Not applicable	3
Class 4	138	138	17

Total class-specific expenses	$1,726	$140	$281

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$61
Class 1A	$—	$2	—	*
Class 2	142	Not applicable	17
Class 4	88	88	11

Total class-specific expenses	$230	$90	$89

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$12
Class 1A	$—	$—	*	—	*
Class 2	662	Not applicable		80
Class 3	7	Not applicable		1
Class 4	85	85		10

Total class-specific expenses	$754	$85		$103

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$223
Class 1A	$—	$9	1
Class 2	3,460	Not applicable	415
Class 3	18	Not applicable	3
Class 4	578	578	70

Total class-specific expenses	$4,056	$587	$712

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$21
Class P2	$1,177	1,177

Total class-specific expenses	$1,177	$1,198

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$389	389

Total class-specific expenses	$389	$392

Managed Risk Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$861	861

Total class-specific expenses	$861	$864

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4,911
Class P2	$718	719

Total class-specific expenses	$718	$5,630

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$9
Class P2	$6,703	6,703

Total class-specific expenses	$6,703	$6,712

*	Amount less than one thousand.

302      American Funds Insurance Series

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses for Managed Risk International Fund. Miscellaneous expenses exclude investment advisory services fees and distribution services fees. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2020, total fees and expenses reimbursed by CRMC were $41,000. CRMC does not intend to recoup this reimbursement. Fees and expenses in the fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$22	$14		$36
Global Small Capitalization Fund	14	9		23
Growth Fund	96	66		162
International Fund	30	17		47
New World Fund	11	7		18
Blue Chip Income and Growth Fund	27	17		44
Global Growth and Income Fund	6	4		10
Growth-Income Fund	111	66		177
International Growth and Income Fund	4	3		7
Capital Income Builder	3	2		5
Asset Allocation Fund	86	49		135
Global Balanced Fund	1	1		2
Bond Fund	34	17		51
Capital World Bond Fund	7	4		11
High-Income Bond Fund	3	1		4
American Funds Mortgage Fund	1	—	*	1
Ultra-Short Bond Fund	1	1		2
U.S. Government/AAA-Rated Securities Fund	8	1		9
Managed Risk Growth Fund	2	1		3
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	1	1		2
Managed Risk Growth-Income Fund	7	4		11
Managed Risk Asset Allocation Fund	8	5		13

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investment in CCF — Some of the funds hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

American Funds Insurance Series      303

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2020 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$139,989	$85,866	$21,004
Global Small Capitalization Fund	56,497	146,865	24,912
Growth Fund	569,889	816,449	267,011
International Fund	118,996	128,534	14,532
New World Fund	53,097	61,321	2,932
Blue Chip Income and Growth Fund	150,238	75,751	590
Global Growth and Income Fund	24,156	52,461	(6,576)
Growth-Income Fund	471,004	714,281	60,282
International Growth and Income Fund	16,646	26,076	874
Capital Income Builder	82,136	47,478	(9,672)
Asset Allocation Fund	262,721	379,296	62,547
Bond Fund	88,459	33,704	2,473
Capital World Bond Fund	11,945	12,762	(51)
High-Income Bond Fund	6,251	371,551	(18,424)
U.S. Government/AAA-Rated Securities Fund	—	444,556	22,675

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2020.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$402,110	11,550	$89,416	2,661	$(365,952)	(11,056)	$125,574	3,155
Class 1A	4,330	121	234	7	(2,564)	(87)	2,000	41
Class 2	46,502	1,410	122,749	3,738	(613,644)	(18,242)	(444,393)	(13,094)
Class 4	96,748	2,812	12,190	377	(63,324)	(1,924)	45,614	1,265

Total net increase (decrease)	$549,690	15,893	$224,589	6,783	$(1,045,484)	(31,309)	$(271,205)	(8,633)

Year ended December 31, 2019
Class 1	$230,089	7,777	$152,273	5,192	$(333,318)	(11,180)	$49,044	1,789
Class 1A	1,744	62	449	15	(572)	(19)	1,621	58
Class 2	44,842	1,552	244,600	8,453	(555,704)	(18,803)	(266,262)	(8,798)
Class 4	70,615	2,415	20,612	716	(29,399)	(1,009)	61,828	2,122

Total net increase (decrease)	$347,290	11,806	$417,934	14,376	$(918,993)	(31,011)	$(153,769)	(4,829)

See end of tables for footnotes.

304      American Funds Insurance Series

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$223,000	10,191	$125,091	5,146	$(466,963)	(18,580)	$(118,872)	(3,243)
Class 1A	627	24	43	2	(268)	(10)	402	16
Class 2	60,922	2,877	145,869	6,194	(409,129)	(15,839)	(202,338)	(6,768)
Class 4	35,430	1,424	13,089	554	(34,957)	(1,396)	13,562	582

Total net increase (decrease)	$319,979	14,516	$284,092	11,896	$(911,317)	(35,825)	$(307,246)	(9,413)

Year ended December 31, 2019
Class 1	$337,817	13,612	$125,498	5,216	$(226,381)	(9,119)	$236,934	9,709
Class 1A	196	8	28	2	(96)	(4)	128	6
Class 2	21,553	917	147,687	6,340	(327,909)	(13,596)	(158,669)	(6,339)
Class 4	35,449	1,468	11,115	475	(22,005)	(911)	24,559	1,032

Total net increase (decrease)	$395,015	16,005	$284,328	12,033	$(576,391)	(23,630)	$102,952	4,408

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$2,322,779	26,334	$353,232	3,917	$(2,999,100)	(33,591)	$(323,089)	(3,340)
Class 1A	33,301	338	688	8	(5,835)	(64)	28,154	282
Class 2	437,349	4,937	458,379	5,218	(3,162,923)	(34,505)	(2,267,195)	(24,350)
Class 3	1,333	17	6,293	70	(37,446)	(395)	(29,820)	(308)
Class 4	325,002	3,612	45,870	534	(283,912)	(3,180)	86,960	966

Total net increase (decrease)	$3,119,764	35,238	$864,462	9,747	$(6,489,216)	(71,735)	$(2,504,990)	(26,750)

Year ended December 31, 2019
Class 1	$896,700	11,839	$1,112,851	15,532	$(1,155,174)	(15,026)	$854,377	12,345
Class 1A	6,106	81	1,482	21	(1,574)	(20)	6,014	82
Class 2	294,401	3,907	1,692,272	23,866	(2,108,133)	(27,828)	(121,460)	(55)
Class 3	1,763	23	23,154	321	(29,706)	(390)	(4,789)	(46)
Class 4	227,023	3,055	145,699	2,087	(131,942)	(1,767)	240,780	3,375

Total net increase (decrease)	$1,425,993	18,905	$2,975,458	41,827	$(3,426,529)	(45,031)	$974,922	15,701

See end of tables for footnotes.

American Funds Insurance Series      305

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$535,603	30,721	$44,223	2,049	$(963,355)	(50,229)	$(383,529)	(17,459)
Class 1A	2,754	147	56	2	(1,389)	(70)	1,421	79
Class 2	271,356	15,425	25,688	1,204	(667,572)	(33,696)	(370,528)	(17,067)
Class 3	226	12	157	7	(3,148)	(157)	(2,765)	(138)
Class 4	52,233	2,881	1,591	76	(62,187)	(3,226)	(8,363)	(269)

Total net increase (decrease)	$862,172	49,186	$71,715	3,338	$(1,697,651)	(87,378)	$(763,764)	(34,854)

Year ended December 31, 2019
Class 1	$171,233	8,812	$215,640	10,988	$(699,395)	(35,642)	$(312,522)	(15,842)
Class 1A	2,060	106	236	12	(1,174)	(59)	1,122	59
Class 2	175,514	9,064	164,024	8,407	(591,706)	(30,261)	(252,168)	(12,790)
Class 3	238	13	991	50	(4,348)	(224)	(3,119)	(161)
Class 4	60,129	3,112	13,366	694	(43,609)	(2,263)	29,886	1,543

Total net increase (decrease)	$409,174	21,107	$394,257	20,151	$(1,340,232)	(68,449)	$(536,801)	(27,191)

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$80,299	3,402	$25,570	1,027	$(337,036)	(13,731)	$(231,167)	(9,302)
Class 1A	12,129	461	73	3	(1,703)	(71)	10,499	393
Class 2	102,697	3,915	10,803	447	(184,643)	(7,218)	(71,143)	(2,856)
Class 4	89,140	3,662	7,473	310	(84,462)	(3,316)	12,151	656

Total net increase (decrease)	$284,265	11,440	$43,919	1,787	$(607,844)	(24,336)	$(279,660)	(11,109)

Year ended December 31, 2019
Class 1	$149,338	6,057	$94,601	3,981	$(207,841)	(8,743)	$36,098	1,295
Class 1A	1,685	70	171	7	(408)	(17)	1,448	60
Class 2	68,793	2,911	43,651	1,861	(165,106)	(6,991)	(52,662)	(2,219)
Class 4	83,946	3,576	25,555	1,096	(39,744)	(1,687)	69,757	2,985

Total net increase (decrease)	$303,762	12,614	$163,978	6,945	$(413,099)	(17,438)	$54,641	2,121

See end of tables for footnotes.

306      American Funds Insurance Series

Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$474,186	41,847	$161,061	11,902	$(825,919)	(67,505)	$(190,672)	(13,756)
Class 1A	15,517	1,215	484	35	(2,556)	(194)	13,445	1,056
Class 2	75,893	6,771	83,599	6,287	(337,510)	(26,379)	(178,018)	(13,321)
Class 4	148,645	12,358	18,858	1,428	(54,754)	(4,444)	112,749	9,342

Total net increase (decrease)	$714,241	62,191	$264,002	19,652	$(1,220,739)	(98,522)	$(242,496)	(16,679)

Year ended December 31, 2019
Class 1	$213,624	16,737	$525,212	41,913	$(484,978)	(37,271)	$253,858	21,379
Class 1A	5,177	403	598	47	(451)	(35)	5,324	415
Class 2	28,815	2,244	298,911	24,211	(366,595)	(28,328)	(38,869)	(1,873)
Class 4	198,327	15,485	49,345	4,013	(38,161)	(2,979)	209,511	16,519

Total net increase (decrease)	$445,943	34,869	$874,066	70,184	$(890,185)	(68,613)	$429,824	36,440

Global Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$274,643	21,210	$23,674	1,607	$(306,092)	(22,650)	$(7,775)	167
Class 1A	474	35	81	6	(266)	(18)	289	23
Class 2	48,178	3,670	47,647	3,258	(175,562)	(11,876)	(79,737)	(4,948)
Class 4	26,989	1,950	5,189	362	(19,540)	(1,418)	12,638	894

Total net increase (decrease)	$350,284	26,865	$76,591	5,233	$(501,460)	(35,962)	$(74,585)	(3,864)

Year ended December 31, 2019
Class 1	$43,801	2,986	$38,762	2,639	$(61,157)	(4,174)	$21,406	1,451
Class 1A	809	55	100	7	(205)	(14)	704	48
Class 2	15,277	1,057	91,385	6,251	(232,647)	(15,758)	(125,985)	(8,450)
Class 4	34,845	2,405	8,268	574	(16,175)	(1,116)	26,938	1,863

Total net increase (decrease)	$94,732	6,503	$138,515	9,471	$(310,184)	(21,062)	$(76,937)	(5,088)

See end of tables for footnotes.

American Funds Insurance Series      307

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$1,892,111	42,172	$862,018	17,198	$(2,883,447)	(61,087)	$(129,318)	(1,717)
Class 1A	4,637	94	476	9	(1,475)	(30)	3,638	73
Class 2	252,743	5,452	513,097	10,416	(1,497,209)	(30,770)	(731,369)	(14,902)
Class 3	2,002	41	5,790	116	(23,231)	(465)	(15,439)	(308)
Class 4	174,576	3,682	46,799	965	(148,613)	(3,153)	72,762	1,494

Total net increase (decrease)	$2,326,069	51,441	$1,428,180	28,704	$(4,553,975)	(95,505)	$(799,726)	(15,360)

Year ended December 31, 2019
Class 1	$1,061,581	21,810	$2,276,758	48,690	$(1,229,398)	(25,018)	$2,108,941	45,482
Class 1A	3,121	63	1,031	22	(929)	(19)	3,223	66
Class 2	173,237	3,593	1,532,457	33,240	(1,626,668)	(33,632)	79,026	3,201
Class 3	2,080	42	17,705	379	(21,190)	(431)	(1,405)	(10)
Class 4	180,857	3,787	125,407	2,752	(103,759)	(2,175)	202,505	4,364

Total net increase (decrease)	$1,420,876	29,295	$3,953,358	85,083	$(2,981,944)	(61,275)	$2,392,290	53,103

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$78,373	5,478	$17,128	948	$(179,914)	(10,267)	$(84,413)	(3,841)
Class 1A	977	66	38	2	(791)	(49)	224	19
Class 2	13,943	970	2,909	161	(63,267)	(3,635)	(46,415)	(2,504)
Class 4	17,701	1,130	1,255	70	(13,000)	(825)	5,956	375

Total net increase (decrease)	$110,994	7,644	$21,330	1,181	$(256,972)	(14,776)	$(124,648)	(5,951)

Year ended December 31, 2019
Class 1	$9,331	555	$41,626	2,406	$(130,370)	(7,620)	$(79,413)	(4,659)
Class 1A	364	22	83	5	(75)	(4)	372	23
Class 2	14,448	831	8,726	507	(37,612)	(2,202)	(14,438)	(864)
Class 4	20,154	1,195	3,113	182	(7,857)	(466)	15,410	911

Total net increase (decrease)	$44,297	2,603	$53,548	3,100	$(175,914)	(10,292)	$(78,069)	(4,589)

See end of tables for footnotes.

308      American Funds Insurance Series

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$237,195	24,206	$17,285	1,757	$(178,753)	(18,572)	$75,727	7,391
Class 1A	809	80	161	16	(340)	(34)	630	62
Class 2	2,017	200	181	18	(286)	(28)	1,912	190
Class 4	49,099	4,860	11,369	1,158	(58,009)	(5,855)	2,459	163

Total net increase (decrease)	$289,120	29,346	$28,996	2,949	$(237,388)	(24,489)	$80,728	7,806

Year ended December 31, 2019
Class 1	$160,592	15,806	$13,476	1,322	$(12,510)	(1,240)	$161,558	15,888
Class 1A	2,709	268	126	12	(345)	(34)	2,490	246
Class 2	1,661	165	137	13	(567)	(56)	1,231	122
Class 4	66,462	6,575	10,875	1,070	(29,407)	(2,903)	47,930	4,742

Total net increase (decrease)	$231,424	22,814	$24,614	2,417	$(42,829)	(4,233)	$213,209	20,998

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$1,817,230	79,909	$412,849	16,378	$(2,437,918)	(107,604)	$(207,839)	(11,317)
Class 1A	4,177	174	264	10	(1,862)	(81)	2,579	103
Class 2	109,553	4,668	103,653	4,169	(595,244)	(25,445)	(382,038)	(16,608)
Class 3	914	38	661	26	(4,390)	(184)	(2,815)	(120)
Class 4	410,135	17,490	89,009	3,606	(327,826)	(14,043)	171,318	7,053

Total net increase (decrease)	$2,342,009	102,279	$606,436	24,189	$(3,367,240)	(147,357)	$(418,795)	(20,889)

Year ended December 31, 2019
Class 1	$1,081,611	47,062	$1,173,430	52,076	$(1,121,605)	(48,857)	$1,133,436	50,281
Class 1A	2,765	122	605	27	(689)	(30)	2,681	119
Class 2	111,154	4,871	347,279	15,613	(575,603)	(25,266)	(117,170)	(4,782)
Class 3	991	43	2,189	97	(4,150)	(180)	(970)	(40)
Class 4	356,681	15,732	277,834	12,559	(218,378)	(9,706)	416,137	18,585

Total net increase (decrease)	$1,553,202	67,830	$1,801,337	80,372	$(1,920,425)	(84,039)	$1,434,114	64,163

See end of tables for footnotes.

American Funds Insurance Series      309

Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$29,379	2,319	$6,831	491	$(35,963)	(2,860)	$247	(50)
Class 1A	379	27	127	9	(183)	(13)	323	23
Class 2	10,289	792	9,760	704	(28,821)	(2,185)	(8,772)	(689)
Class 4	11,783	881	4,655	339	(10,044)	(767)	6,394	453

Total net increase (decrease)	$51,830	4,019	$21,373	1,543	$(75,011)	(5,825)	$(1,808)	(263)

Year ended December 31, 2019
Class 1	$10,073	777	$5,390	408	$(9,768)	(718)	$5,695	467
Class 1A	111	9	89	7	(237)	(19)	(37)	(3)
Class 2	7,858	607	8,009	608	(22,255)	(1,722)	(6,388)	(507)
Class 4	15,727	1,225	3,446	264	(6,014)	(470)	13,159	1,019

Total net increase (decrease)	$33,769	2,618	$16,934	1,287	$(38,274)	(2,929)	$12,429	976

Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$1,499,439	128,201	$208,932	17,767	$(1,735,112)	(150,736)	$(26,741)	(4,768)
Class 1A	3,563	306	255	22	(1,431)	(124)	2,387	204
Class 2	397,055	34,256	110,645	9,541	(449,029)	(39,506)	58,671	4,291
Class 4	242,089	20,999	17,962	1,553	(81,119)	(7,132)	178,932	15,420

Total net increase (decrease)	$2,142,146	183,762	$337,794	28,883	$(2,266,691)	(197,498)	$213,249	15,147

Year ended December 31, 2019
Class 1	$562,508	51,468	$176,372	15,842	$(614,303)	(56,025)	$124,577	11,285
Class 1A	3,719	336	165	15	(744)	(67)	3,140	284
Class 2	133,036	12,239	90,797	8,262	(413,489)	(38,133)	(189,656)	(17,632)
Class 4	149,767	13,753	11,384	1,037	(49,519)	(4,574)	111,632	10,216

Total net increase (decrease)	$849,030	77,796	$278,718	25,156	$(1,078,055)	(98,799)	$49,693	4,153

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$279,297	22,900	$34,711	2,801	$(244,497)	(20,428)	$69,511	5,273
Class 1A	323	26	18	1	(135)	(11)	206	16
Class 2	104,127	8,595	28,474	2,321	(140,860)	(11,802)	(8,259)	(886)
Class 4	21,389	1,754	1,457	120	(13,943)	(1,171)	8,903	703

Total net increase (decrease)	$405,136	33,275	$64,660	5,243	$(399,435)	(33,412)	$70,361	5,106

Year ended December 31, 2019
Class 1	$94,035	7,945	$19,056	1,588	$(113,011)	(9,529)	$80	4
Class 1A	84	7	7	1	(59)	(5)	32	3
Class 2	33,181	2,816	15,927	1,338	(140,715)	(11,911)	(91,607)	(7,757)
Class 4	13,230	1,132	649	55	(7,381)	(629)	6,498	558

Total net increase (decrease)	$140,530	11,900	$35,639	2,982	$(261,166)	(22,074)	$(84,997)	(7,192)

See end of tables for footnotes.

310      American Funds Insurance Series

High-Income Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$18,985	2,117	$9,529	992	$(390,999)	(43,725)	$(362,485)	(40,616)
Class 1A	408	43	78	8	(220)	(23)	266	28
Class 2	18,520	1,972	54,086	5,739	(68,277)	(7,320)	4,329	391
Class 3	733	76	799	83	(1,434)	(151)	98	8
Class 4	103,183	9,989	4,806	465	(102,765)	(9,921)	5,224	533

Total net increase (decrease)	$141,829	14,197	$69,298	7,287	$(563,695)	(61,140)	$(352,568)	(39,656)

Year ended December 31, 2019
Class 1	$9,412	933	$33,027	3,374	$(48,250)	(4,826)	$(5,811)	(519)
Class 1A	353	35	45	5	(350)	(35)	48	5
Class 2	10,165	1,039	41,753	4,340	(84,344)	(8,552)	(32,426)	(3,173)
Class 3	613	61	611	62	(1,328)	(132)	(104)	(9)
Class 4	64,302	6,070	3,353	321	(37,801)	(3,523)	29,854	2,868

Total net increase (decrease)	$84,845	8,138	$78,789	8,102	$(172,073)	(17,068)	$(8,439)	(828)

Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$68,523	6,189	$3,551	321	$(68,907)	(6,295)	$3,167	215
Class 1A	899	81	14	1	(274)	(24)	639	58
Class 2	7,728	703	797	72	(9,799)	(891)	(1,274)	(116)
Class 4	24,189	2,227	458	42	(16,769)	(1,535)	7,878	734

Total net increase (decrease)	$101,339	9,200	$4,820	436	$(95,749)	(8,745)	$10,410	891

Year ended December 31, 2019
Class 1	$31,595	3,007	$5,573	528	$(41,843)	(3,959)	$(4,675)	(424)
Class 1A	166	16	12	1	(444)	(42)	(266)	(25)
Class 2	4,351	413	1,355	129	(7,802)	(738)	(2,096)	(196)
Class 4	11,996	1,146	585	56	(9,761)	(944)	2,820	258

Total net increase (decrease)	$48,108	4,582	$7,525	714	$(59,850)	(5,683)	$(4,217)	(387)

See end of tables for footnotes.

American Funds Insurance Series      311

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$32,173	2,840	$104		9		$(17,960)	(1,586)	$14,317	1,263
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	162,780	14,772	558		50		(104,954)	(9,527)	58,384	5,295
Class 3	2,553	229	8		1		(1,439)	(129)	1,122	101
Class 4	51,028	4,586	67		6		(32,890)	(2,958)	18,205	1,634

Total net increase (decrease)	$248,534	22,427	$737		66		$(157,243)	(14,200)	$92,028	8,293

Year ended December 31, 2019
Class 1	$9,753	856	$604		53		$(17,930)	(1,576)	$(7,573)	(667)
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	85,259	7,676	4,088		371		(106,127)	(9,561)	(16,780)	(1,514)
Class 3	714	64	59		5		(2,101)	(188)	(1,328)	(119)
Class 4	21,513	1,920	342		31		(17,702)	(1,580)	4,153	371

Total net increase (decrease)	$117,239	10,516	$5,093		460		$(143,860)	(12,905)	$(21,528)	(1,929)

U.S. Government/AAA-Rated Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$194,142	14,793	$15,787	1,214	$(1,305,241)	(98,066)	$(1,095,312)	(82,059)
Class 1A	3,400	259	136	11	(2,557)	(195)	979	75
Class 2	211,715	16,419	51,919	4,038	(245,761)	(18,789)	17,873	1,668
Class 3	2,382	183	407	31	(1,812)	(139)	977	75
Class 4	301,535	23,299	9,187	715	(169,936)	(13,051)	140,786	10,963

Total net increase (decrease)	$713,174	54,953	$77,436	6,009	$(1,725,307)	(130,240)	$(934,697)	(69,278)

Year ended December 31, 2019
Class 1	$63,401	5,184	$31,462	2,550	$(170,411)	(13,819)	$(75,548)	(6,085)
Class 1A	1,348	110	50	4	(488)	(40)	910	74
Class 2	105,457	8,638	26,789	2,193	(155,177)	(12,760)	(22,931)	(1,929)
Class 3	975	79	180	15	(1,521)	(124)	(366)	(30)
Class 4	69,032	5,652	2,241	183	(41,016)	(3,366)	30,257	2,469

Total net increase (decrease)	$240,213	19,663	$60,722	4,945	$(368,613)	(30,109)	$(67,678)	(5,501)

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class P1	$3,987	282	$438	32	$(1,595)	(110)	$2,830	204
Class P2	54,142	3,714	24,836	1,828	(71,110)	(4,841)	7,868	701

Total net increase (decrease)	$58,129	3,996	$25,274	1,860	$(72,705)	(4,951)	$10,698	905

Year ended December 31, 2019
Class P1	$2,619	201	$317	25	$(523)	(41)	$2,413	185
Class P2	47,485	3,690	29,905	2,419	(30,455)	(2,336)	46,935	3,773

Total net increase (decrease)	$50,104	3,891	$30,222	2,444	$(30,978)	(2,377)	$49,348	3,958

See end of tables for footnotes.

312      American Funds Insurance Series

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class P1	$1,063	104	$31	3	$(311)	(30)	$783	77
Class P2	14,905	1,575	3,216	348	(17,706)	(1,759)	415	164

Total net increase (decrease)	$15,968	1,679	$3,247	351	$(18,017)	(1,789)	$1,198	241

Year ended December 31, 2019
Class P1	$357	34	$27	3	$(140)	(14)	$244	23
Class P2	7,251	702	7,769	772	(18,389)	(1,773)	(3,369)	(299)

Total net increase (decrease)	$7,608	736	$7,796	775	$(18,529)	(1,787)	$(3,125)	(276)

Managed Risk Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class P1	$947	85	$66	7	$(241)	(23)	$772	69
Class P2	24,832	2,333	16,834	1,640	(31,353)	(2,866)	10,313	1,107

Total net increase (decrease)	$25,779	2,418	$16,900	1,647	$(31,594)	(2,889)	$11,085	1,176

Year ended December 31, 2019
Class P1	$547	46	$53	5	$(313)	(28)	$287	23
Class P2	16,518	1,448	23,362	2,128	(33,614)	(2,932)	6,266	644

Total net increase (decrease)	$17,065	1,494	$23,415	2,133	$(33,927)	(2,960)	$6,553	667

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class P1	$92,644	6,852	$140,694	11,020	$(143,917)	(10,953)	$89,421	6,919
Class P2	24,533	1,843	20,073	1,584	(19,990)	(1,489)	24,616	1,938

Total net increase (decrease)	$117,177	8,695	$160,767	12,604	$(163,907)	(12,442)	$114,037	8,857

Year ended December 31, 2019
Class P1	$86,511	6,809	$29,069	2,244	$(82,465)	(6,312)	$33,115	2,741
Class P2	28,190	2,218	3,371	263	(20,033)	(1,562)	11,528	919

Total net increase (decrease)	$114,701	9,027	$32,440	2,507	$(102,498)	(7,874)	$44,643	3,660

See end of tables for footnotes.

American Funds Insurance Series      313

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class P1	$3,275	256	$204	16	$(622)	(45)	$2,857	227
Class P2	73,918	5,805	146,474	12,155	(280,685)	(21,952)	(60,293)	(3,992)

Total net increase (decrease)	$77,193	6,061	$146,678	12,171	$(281,307)	(21,997)	$(57,436)	(3,765)

Year ended December 31, 2019
Class P1	$626	47	$70	5	$(334)	(25)	$362	27
Class P2	106,039	8,229	177,741	14,380	(260,413)	(20,223)	23,367	2,386

Total net increase (decrease)	$106,665	8,276	$177,811	14,385	$(260,747)	(20,248)	$23,729	2,413

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Ownership concentration

At December 31, 2020, Managed Risk Growth and Income Portfolio held 31% and 13% of the outstanding shares of American Funds Insurance Series - Capital Income Builder and American Funds Insurance Series - Global Growth and Income Fund, respectively. In addition, Managed Risk Global Allocation Portfolio held 23% of the outstanding shares of American Funds Insurance Series - Global Balanced Fund.

314      American Funds Insurance Series

11. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the year ended December 31, 2020 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,120,770	$1,594,529	$9,567,139	$3,388,922	$2,260,974	$3,267,025
Sales of investment securities*	1,767,373	2,143,797	13,469,567	4,123,935	2,596,083	3,472,007
Non-U.S. taxes paid on dividend income	5,330	2,026	6,921	10,822	2,631	477
Non-U.S. taxes paid on interest income	—	11	—	—	4	—
Non-U.S. taxes paid on realized gains	—	—	—	—	1,590	—
Non-U.S. taxes provided on unrealized appreciation	7,807	7,041	—	26,706	15,681	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$649,244	$10,784,043	$686,636	$1,656,908	$33,575,749	$245,807
Sales of investment securities*	827,330	11,639,765	721,131	1,524,398	32,845,643	287,182
Non-U.S. taxes paid on dividend income	2,597	10,403	2,725	831	7,494	278
Non-U.S. taxes paid on interest income	—	—	—	2	—	15
Non-U.S. taxes paid on realized gains	179	165	—	1	27	3
Non-U.S. taxes provided on unrealized appreciation	3,738	—	—	101	5,162	20

	Bond Fund	Capital World Bond Fund	High- Income Bond Fund	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$44,831,898	$2,806,381	$706,463	$2,995,459	$—	$18,179,150
Sales of investment securities*	44,287,472	2,562,406	1,079,778	2,991,216	—	18,466,598
Non-U.S. taxes paid on interest income	—	215	—	—	—	—
Non-U.S. taxes paid on realized gains	—	72	—	—	—	—
Non-U.S. taxes provided on unrealized appreciation	—	63	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$360,912	$102,655	$324,969	$807,885	$748,623
Sales of investment securities*	412,406	118,616	359,913	882,591	1,032,662

*	Excludes short-term securities and U.S. government obligations, if any.

American Funds Insurance Series      315

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
12/31/2020	$32.57	$.20	$9.56	$9.76	$(.21)	$(.96)	$(1.17)	$41.16	30.79%	$3,309		.56%		.59%
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942		.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010		.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630		.56		1.00
Class 1A:
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12		.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5		.80		.77
12/31/2017[3,4]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2		.80	[6]	.39 [6]
Class 2:
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387		.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306		.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012		.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483		.81		.76
Class 4:
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533		1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50

Global Small Capitalization Fund
Class 1:
12/31/2020	$26.80	$(.01)	$7.49	$7.48	$(.05)	$(1.59)	$(1.64)	$32.64	30.04%	$2,391		.75%		(.06)%
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639		.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532		.74		.57
Class 1A:
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[7]	.98		.21
12/31/2017[3,4]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[7]	.96	[6]	.35 [6]
Class 2:
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31
Class 4:
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	— [8]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [8]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [9]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03

See end of tables for footnotes.

316      American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
12/31/2020	$81.22	$.43	$41.28	$41.71	$(.53)	$(2.18)	$(2.71)	$120.22	52.45%	$15,644	.35%		.46%
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03
Class 1A:
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[3,4]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3	.59	[6]	.47 [6]
Class 2:
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78
Class 3:
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85
Class 4:
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53

See end of tables for footnotes.

American Funds Insurance Series      317

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Fund
Class 1:
12/31/2020	$20.86	$.14	$2.82	$2.96	$(.18)	$—	$(.18)	$23.64	14.28%	$5,652	.55%		.71%
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
Class 1A:
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[3,4]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2	.77	[6]	.43	[6]
Class 2:
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
Class 3:
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
Class 4:
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03

See end of tables for footnotes.

318      American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[10]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,10]		Ratio of net income (loss) to average net assets[10]

New World Fund
Class 1:
12/31/2020	$25.84	$.15	$5.93	$6.08	$(.06)	$(.27)	$(.33)	$31.59	23.89%	$2,309	.76%		.64%		.58%
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050	.77		.77		1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743	.78		.78		1.25
Class 1A:
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[3,4]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	1.00	[6]	.53	[6]
Class 2:
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.03		1.00
Class 4:
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		1.28		.75

See end of tables for footnotes.

American Funds Insurance Series      319

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Blue Chip Income and Growth Fund
Class 1:
12/31/2020	$13.56	$.25	$.95	$1.20	$(.26)	$(.15)	$(.41)	$14.35	9.04%	$5,684		.43%		2.00%
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581		.41		2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099		.41		2.39
Class 1A:
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3		.66		1.84
12/31/2017[3,4]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1		.65	[6]	2.01	[6]
Class 2:
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551		.66		2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
Class 4:
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247		.91		1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81

Global Growth and Income Fund
Class 1:
12/31/2020	$15.92	$.22	$1.14	$1.36	$(.23)	$(.38)	$(.61)	$16.67	9.03%	$657		.66%		1.49%
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571		.63		2.18
Class 1A:
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		1.74
12/31/2017[3,4]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	—	[7]	.84	[6]	1.20	[6]
Class 2:
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405		.88		1.98
Class 4:
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.63

See end of tables for footnotes.

320      American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth-Income Fund
Class 1:
12/31/2020	$50.71	$.75	$6.02	$6.77	$(.80)	$(1.30)	$(2.10)	$55.38	13.81%	$22,903	.29%		1.52%
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588	.29		1.79
Class 1A:
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[3,4]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2	.52	[6]	1.41[6]
Class 2:
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854	.54		1.54
Class 3:
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156	.47		1.61
Class 4:
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495	.79		1.29

See end of tables for footnotes.

American Funds Insurance Series      321

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Growth and Income Fund
Class 1:
12/31/2020	$18.18	$.27	$.85	$1.12	$(.29)	$—	$(.29)	$19.01	6.24%	$1,120	.68%		1.70%
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034	.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121	.66		2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820	.68		2.93
Class 1A:
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3	.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		2.35
12/31/2017[3,4]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2	.91	[6]	1.99	[6]
Class 2:
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221	.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276	.91		2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244	.93		2.72
Class 4:
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43

See end of tables for footnotes.

322      American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[10]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,10]		Ratio of net income (loss) to average net assets[10]

Capital Income Builder
Class 1:
12/31/2020	$10.73	$.31	$.15	$.46	$(.32)	$—	$(.32)	$10.87	4.64%	$621		.53%		.35%		3.07%
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533		.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317		.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254		.54		.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156		.54		.54		3.39
Class 1A:
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6		.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6		.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2		.79		.79		2.82
12/31/2017[3,4]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1		.79	[6]	.79	[6]	2.63	[6]
Class 2:
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8		.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6		.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4		.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1		.79		.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[7]	.80		.80		2.82
Class 4:
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462		1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454		1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		1.04		2.88

See end of tables for footnotes.

American Funds Insurance Series      323

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Asset Allocation Fund
Class 1:
12/31/2020	$24.05	$.43	$2.59	$3.02	$(.46)	$(.11)	$(.57)	$26.50	12.71%	$19,238	.30%		1.80%
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008	.29		1.97
Class 1A:
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[3,4]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4	.53	[6]	1.69	[6]
Class 2:
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144	.54		1.72
Class 3:
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35	.47		1.79
Class 4:
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861	.79		1.47

See end of tables for footnotes.

324      American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Balanced Fund
Class 1:
12/31/2020	$13.51	$.17	$1.24	$1.41	$(.19)	$(.54)	$(.73)	$14.19	10.53%	$139		.72%		1.29%
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64		.72		1.73
Class 1A:
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[3,4]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	—	[7]	.94	[6]	1.27	[6]
Class 2:
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
Class 4:
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12

Bond Fund
Class 1:
12/31/2020	$11.17	$.23	$.87	$1.10	$(.27)	$(.11)	$(.38)	$11.89	9.96%	$6,844		.40%		2.00%
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434		.38		2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
Class 1A:
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3		.63		2.50
12/31/2017[3,4]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1		.62	[6]	2.01	[6]
Class 2:
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966		.63		1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
Class 4:
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297		.88		1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41

See end of tables for footnotes.

American Funds Insurance Series      325

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[10]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,10]		Ratio of net income (loss) to average net assets[10]

Capital World Bond Fund
Class 1:
12/31/2020	$12.12	$.26	$.95	$1.21	$(.18)	$(.21)	$(.39)	$12.94	10.17%	$1,219		.59%		.52%		2.08%
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077		.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		.56		2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		.57		2.26
Class 1A:
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1		.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1		.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		.82		2.36
12/31/2017[3,4]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[7]	.72	[6]	.72	[6]	2.27	[6]
Class 2:
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058		.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002		.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		.81		2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		.82		2.01
Class 4:
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61		1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.07		1.76
See end of tables for footnotes.

326      American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

High-Income Bond Fund
Class 1:
12/31/2020	$9.87	$.61	$.17	$.78	$(.85)	$—	$(.85)	$9.80	8.21%	$123		.52%		6.46%
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632		.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949		.49		6.18
Class 1A:
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1		.75		6.11
12/31/2017[3,4]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	—	[7]	.72	[6]	5.74	[6]
Class 2:
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799		.74		5.92
Class 3:
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13		.67		5.99
Class 4:
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21		.99		5.55

See end of tables for footnotes.

American Funds Insurance Series      327

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[10]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,10]		Ratio of net income (loss) to average net assets[10]

American Funds Mortgage Fund
Class 1:
12/31/2020	$10.56	$.10	$.64	$.74		$(.17)	$(.02)	$(.19)	$11.11	6.98%		$224		.48%		.36%		.93%
12/31/2019	10.30	.24	.30	.54		(.28)	—	(.28)	10.56	5.30		210		.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06		(.23)	—	(.23)	10.30	.58		209		.48		.48		1.97
12/31/2017	10.56	.16	— [8]	.16		(.18)	(.07)	(.25)	10.47	1.47		265		.47		.47		1.52
12/31/2016	10.61	.15	.11	.26		(.20)	(.11)	(.31)	10.56	2.50		269		.46		.46		1.39
Class 1A:
12/31/2020	10.55	.07	.63	.70		(.15)	(.02)	(.17)	11.08	6.63		1		.73		.59		.61
12/31/2019	10.28	.22	.30	.52		(.25)	—	(.25)	10.55	5.09		1		.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04		(.22)	—	(.22)	10.28	.36		1		.73		.73		1.77
12/31/2017[3,4]	10.55	.14	— [8]	.14		(.16)	(.07)	(.23)	10.46	1.31	[5]	—	[7]	.70	[6]	.70	[6]	1.38	[6]
Class 2:
12/31/2020	10.54	.08	.63	.71		(.14)	(.02)	(.16)	11.09	6.72		58		.73		.60		.68
12/31/2019	10.28	.21	.31	.52		(.26)	—	(.26)	10.54	5.04		56		.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03		(.20)	—	(.20)	10.28	.32		57		.73		.73		1.72
12/31/2017	10.54	.14	(.01)	.13		(.15)	(.07)	(.22)	10.45	1.22		63		.72		.72		1.27
12/31/2016	10.59	.12	.12	.24		(.18)	(.11)	(.29)	10.54	2.25		63		.71		.71		1.14
Class 4:
12/31/2020	10.44	.04	.63	.67		(.12)	(.02)	(.14)	10.97	6.38		37		.98		.85		.41
12/31/2019	10.19	.18	.31	.49		(.24)	—	(.24)	10.44	4.80		28		.97		.97		1.71
12/31/2018	10.38	.15	(.15)	—	[8]	(.19)	—	(.19)	10.19	.07		24		.98		.98		1.49
12/31/2017	10.48	.11	— [8]	.11		(.14)	(.07)	(.21)	10.38	.97		12		.97		.97		1.03
12/31/2016	10.52	.09	.12	.21		(.14)	(.11)	(.25)	10.48	2.01		8		.96		.96		.86

See end of tables for footnotes.

328      American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund
Class 1:
12/31/2020	$11.30	$.02	$.02		$.04	$(.03)	$—	$(.03)	$11.31	.34%	$44		.37%		.16%
12/31/2019	11.31	.22	—	[8]	.22	(.23)	—	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
12/31/2016[11]	11.26	.01	—	[8]	.01	—	—	—	11.27	.09	37		.35		.11
Class 1A:
12/31/2020	11.30	.03	.01		.04	(.03)	—	(.03)	11.31	.32 [12]	—	[7]	.35	[12]	.26 [12]
12/31/2019	11.31	.22	—	[8]	.22	(.23)	—	(.23)	11.30	1.92 [12]	—	[7]	.37	[12]	1.90 [12]
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58 [12]	—	[7]	.35	[12]	1.60 [12]
12/31/2017[3,4]	11.27	.08	—	[8]	.08	(.06)	—	(.06)	11.29	.67 [5,12]	—	[7]	.34	[6,12]	.69 [6,12]
Class 2:
12/31/2020	11.01	— [8]	—	[8]	— [8]	(.02)	—	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	—	[8]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[8]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[8]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
12/31/2016[11]	11.01	(.02)	—	[8]	(.02)	—	—	—	10.99	(.18)	297		.60		(.14)
Class 3:
12/31/2020	11.13	— [8]	.02		.02	(.03)	—	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	—	[8]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[8]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
12/31/2016[11]	11.11	(.01)	—	[8]	(.01)	—	—	—	11.10	(.09)	4		.53		(.08)
Class 4:
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	—	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	—	[8]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[8]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19
12/31/2016[11]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13		.85		(.40)

See end of tables for footnotes.

American Funds Insurance Series      329

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/2020	$12.34	$.16	$1.07	$1.23	$(.26)	$(.27)	$(.53)	$13.04	10.09%		$429		.38%		1.21%
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69		1,418		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91		1,445		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83		1,558		.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44		1,467		.36		1.31
Class 1A:
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75		4		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42		2		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70		1		.61		1.82
12/31/2017[3,4]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73	[5]	—	[7]	.58	[6]	1.53	[6]
Class 2:
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80		1,439		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31		1,343		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73		1,323		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59		1,473		.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19		1,503		.61		1.05
Class 3:
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91		10		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49		9		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71		9		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72		10		.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24		11		.54		1.12
Class 4:
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48		272		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14		124		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50		91		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28		62		.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99		57		.86		.82

See end of tables for footnotes.

330      American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[10]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[13]		Ratio of expenses to average net assets after waivers/ reimburse- ments[10,13]		Net effective expense ratio[10,14]		Ratio of net income (loss) to average net assets[10]

Managed Risk Growth Fund
Class P1:
12/31/2020	$13.78	$.07	$4.20	$4.27	$(.12)	$(.68)	$(.80)	$17.25	32.45%	$11		.42%		.37%		.72%		.49%
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[12]	3		.42	[12]	.37	[12]	.71	[12]	.82	[12]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [12]	2		.42	[12]	.36	[12]	.70	[12]	.69	[12]
12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [12]	1		.50	[12]	.34	[12]	.68	[12]	.79	[12]
Class P2:
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554		.67		.62		.97		.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200		.79		.63		.97		.43

Managed Risk International Fund
Class P1:
12/31/2020	$11.01	$.08	$.22	$.30	$(.16)	$(.08)	$(.24)	$11.07	3.13%[12]	$2		.43%[12]		.35%[12]		.86%[12]		.82%[12]
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [12]	1		.41	[12]	.33	[12]	.84	[12]	1.64	[12]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[12]	—	[7]	.33	[12]	.28	[12]	.77	[12]	3.02	[12]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [12]	—	[7]	.28	[12]	.20	[12]	.69	[12]	1.13	[12]
12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[12]	—	[7]	.39	[12]	.23	[12]	.74	[12]	1.15	[12]
Class P2:
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168		.71		.63		1.14		.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97

Managed Risk Blue Chip Income and Growth Fund
Class P1:
12/31/2020	$12.01	$.18	$(.35)	$(.17)	$(.26)	$(.34)	$(.60)	$11.24	(.93)%[12]	$2		.40%[12]		.35%[12]		.76%[12]		1.66%[12]
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [12]	1		.38	[12]	.33	[12]	.74	[12]	2.14	[12]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[12]	—	[7]	.33	[12]	.28	[12]	.67	[12]	3.21	[12]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [12]	—	[7]	.30	[12]	.25	[12]	.64	[12]	1.59	[12]
12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [12]	—	[7]	.43	[12]	.27	[12]	.67	[12]	1.83	[12]
Class P2:
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355		.68		.63		1.04		1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04

See end of tables for footnotes.

American Funds Insurance Series      331

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu-tions (from capital gains)	Total dividends and distribu-tions	Net asset value, end of period	Total return[10]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]		Ratio of expenses to average net assets after waivers/ reimburse- ments[10,13]		Net effective expense ratio[10,14]		Ratio of net income (loss) to average net assets[10]

Managed Risk Growth-Income Fund
Class P1:
12/31/2020	$13.76	$.17	$1.08	$1.25	$(.26)	$(.74)	$(1.00)	$14.01	9.85%	$2,120	.41%		.36%		.66%		1.24%
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [12]	2	.44	[12]	.37	[12]	.66	[12]	1.61 [12]
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [12]	1	.52	[12]	.36	[12]	.64	[12]	1.46 [12]
Class P2:
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206	.70		.63		.92		1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160	.79		.63		.91		1.13

Managed Risk Asset Allocation Fund
Class P1:
12/31/2020	$13.81	$.25	$.51	$.76	$(.21)	$(.52)	$(.73)	$13.84	6.10%	$5	.41%		.36%		.66%		1.91%
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43		.38		.66		1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217	.43		.38		.66		1.65
Class P2:
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68		.63		.91		1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342	.68		.63		.91		1.20

See end of tables for footnotes.

332      American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Year ended December 31,
	2020	2019	2018	2017	2016
Capital Income Builder	110%	44%	42%	59%	41%
Asset Allocation Fund	49	47	34	39	43
Global Balanced Fund	68	60	30	28	43
Bond Fund	72	146	98	153	108
Capital World Bond Fund	88	110	78	74	70
American Funds Mortgage Fund	123	84	60	98	113
U.S. Government/AAA-Rated Securities Fund	112	103	76	120	273

Portfolio turnover rate for all share classes including mortgage dollar roll[15,16]	Year ended December 31,
	2020	2019	2018	2017	2016
Global Growth Fund	17%	14%	25%	31%	27%
Global Small Capitalization Fund	38	50	43	33	40
Growth Fund	32	21	35	24	26
International Fund	40	32	29	29	31
New World Fund	70	38	58	56	32
Blue Chip Income and Growth Fund	40	37	49	34	30
Global Growth and Income Fund	36	29	49	41	57
Growth-Income Fund	33	27	39	27	27
International Growth and Income Fund	56	28	38	51	32
Capital Income Builder Fund	184	72	98	88	53
Asset Allocation Fund	145	79	86	85	83
Global Balanced Fund	86	74	51	41	65
Bond Fund	461	373	514	502	375
Capital World Bond Fund	145	159	125	105	154
High-Income Bond Fund	78	58	67	78	89
American Funds Mortgage Fund	1143	350	811	680	713
U.S. Government/AAA-Rated Securities Fund	867	277	446	551	539
Ultra-Short Bond Fund	— [17]	— [17]	— [17]	— [17]	— [11,17]
Managed Risk Growth Fund	80	10	7	25	15
Managed Risk International Fund	71	8	8	25	26
Managed Risk Blue Chip Income and Growth Fund	101	13	11	32	9
Managed Risk Growth-Income Fund	38	6	14	26	14
Managed Risk Asset Allocation Fund	30	8	12	1	3

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[3]	Based on operations for a period that is less than a full year.
[4]	Class 1A shares began investment operations on January 6, 2017.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $1 million.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]

This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[11]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[12]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]

This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the years presented. See expense example for further information regarding fees and expenses.

[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds Insurance Series      333

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Capital World Bond Fund®, High-Income Bond Fund, American Funds Mortgage Fund®, Ultra-Short Bond Fund, U.S. Government/AAA-Rated Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Capital World Bond Fund® (formerly Global Bond Fund), High-Income Bond Fund, American Funds Mortgage Fund® (formerly Mortgage Fund), Ultra-Short Bond Fund, U.S. Government/AAA-Rated Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds“) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Los Angeles, California

February 12, 2021

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

334      American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2020, through December 31, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series      335

Expense example (continued)

	Beginning account value 7/1/2020	Ending account value 12/31/2020	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,254.84	$3.13	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 1A — actual return	1,000.00	1,253.16	4.54	.80
Class 1A — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 2 — actual return	1,000.00	1,253.28	4.54	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 4 — actual return	1,000.00	1,251.73	5.96	1.05
Class 4 — assumed 5% return	1,000.00	1,019.91	5.35	1.05

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,343.20	$4.37	.74%
Class 1 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 1A — actual return	1,000.00	1,341.45	5.84	.99
Class 1A — assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 2 — actual return	1,000.00	1,341.27	5.84	.99
Class 2 — assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 4 — actual return	1,000.00	1,340.24	7.31	1.24
Class 4 — assumed 5% return	1,000.00	1,018.95	6.31	1.24

Growth Fund
Class 1 — actual return	$1,000.00	$1,360.06	$2.08	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 1A — actual return	1,000.00	1,358.42	3.57	.60
Class 1A — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 2 — actual return	1,000.00	1,358.42	3.57	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	1,358.84	3.15	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	1,356.82	5.05	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85

International Fund
Class 1 — actual return	$1,000.00	$1,286.94	$3.17	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 1A — actual return	1,000.00	1,284.98	4.61	.80
Class 1A — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 2 — actual return	1,000.00	1,285.43	4.61	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 3 — actual return	1,000.00	1,285.16	4.20	.73
Class 3 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 4 — actual return	1,000.00	1,283.63	6.04	1.05
Class 4 — assumed 5% return	1,000.00	1,019.91	5.35	1.05

New World Fund
Class 1 — actual return	$1,000.00	$1,291.34	$3.35	.58%
Class 1 — assumed 5% return	1,000.00	1,022.28	2.96	.58
Class 1A — actual return	1,000.00	1,290.17	4.79	.83
Class 1A — assumed 5% return	1,000.00	1,021.02	4.23	.83
Class 2 — actual return	1,000.00	1,289.72	4.79	.83
Class 2 — assumed 5% return	1,000.00	1,021.02	4.23	.83
Class 4 — actual return	1,000.00	1,288.50	6.23	1.08
Class 4 — assumed 5% return	1,000.00	1,019.76	5.50	1.08

See end of tables for footnotes.

336      American Funds Insurance Series

Expense example (continued)

	Beginning account value 7/1/2020	Ending account value 12/31/2020	Expenses paid during period[1]	Annualized expense ratio

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,188.67	$2.32	.42%
Class 1 — assumed 5% return	1,000.00	1,023.09	2.14	.42
Class 1A — actual return	1,000.00	1,187.68	3.69	.67
Class 1A — assumed 5% return	1,000.00	1,021.83	3.41	.67
Class 2 — actual return	1,000.00	1,186.62	3.69	.67
Class 2 — assumed 5% return	1,000.00	1,021.83	3.41	.67
Class 4 — actual return	1,000.00	1,185.33	5.07	.92
Class 4 — assumed 5% return	1,000.00	1,020.57	4.69	.92

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,226.11	$3.70	.66%
Class 1 — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 1A — actual return	1,000.00	1,224.98	5.10	.91
Class 1A — assumed 5% return	1,000.00	1,020.62	4.63	.91
Class 2 — actual return	1,000.00	1,224.48	5.10	.91
Class 2 — assumed 5% return	1,000.00	1,020.62	4.63	.91
Class 4 — actual return	1,000.00	1,223.67	6.50	1.16
Class 4 — assumed 5% return	1,000.00	1,019.36	5.90	1.16

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,180.81	$1.59	.29%
Class 1 — assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 1A — actual return	1,000.00	1,179.38	2.97	.54
Class 1A — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 2 — actual return	1,000.00	1,179.40	2.97	.54
Class 2 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 — actual return	1,000.00	1,179.77	2.58	.47
Class 3 — assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 — actual return	1,000.00	1,177.95	4.34	.79
Class 4 — assumed 5% return	1,000.00	1,021.22	4.02	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,250.95	$3.86	.68%
Class 1 — assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 1A — actual return	1,000.00	1,249.71	5.27	.93
Class 1A — assumed 5% return	1,000.00	1,020.52	4.74	.93
Class 2 — actual return	1,000.00	1,249.64	5.27	.93
Class 2 — assumed 5% return	1,000.00	1,020.52	4.74	.93
Class 4 — actual return	1,000.00	1,248.18	6.69	1.18
Class 4 — assumed 5% return	1,000.00	1,019.26	6.01	1.18

Capital Income Builder
Class 1 — actual return	$1,000.00	$1,115.95	$1.44	.27%
Class 1 — assumed 5% return	1,000.00	1,023.84	1.38	.27
Class 1A — actual return	1,000.00	1,114.72	2.77	.52
Class 1A — assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 2 — actual return	1,000.00	1,115.75	2.77	.52
Class 2 — assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 4 — actual return	1,000.00	1,113.43	4.10	.77
Class 4 — assumed 5% return	1,000.00	1,021.32	3.92	.77

See end of tables for footnotes.

American Funds Insurance Series      337

Expense example (continued)

	Beginning account value 7/1/2020	Ending account value 12/31/2020	Expenses paid during period[1]	Annualized expense ratio

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,143.93	$1.62	.30%
Class 1 — assumed 5% return	1,000.00	1,023.69	1.53	.30
Class 1A — actual return	1,000.00	1,142.08	2.97	.55
Class 1A — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 — actual return	1,000.00	1,142.52	2.97	.55
Class 2 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 3 — actual return	1,000.00	1,142.59	2.59	.48
Class 3 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 4 — actual return	1,000.00	1,140.96	4.32	.80
Class 4 — assumed 5% return	1,000.00	1,021.17	4.08	.80

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,137.75	$3.93	.73%
Class 1 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 1A — actual return	1,000.00	1,136.55	5.28	.98
Class 1A — assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 2 — actual return	1,000.00	1,136.23	5.28	.98
Class 2 — assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 4 — actual return	1,000.00	1,135.20	6.62	1.23
Class 4 — assumed 5% return	1,000.00	1,019.00	6.26	1.23

Bond Fund
Class 1 — actual return	$1,000.00	$1,031.42	$2.05	.40%
Class 1 — assumed 5% return	1,000.00	1,023.19	2.04	.40
Class 1A — actual return	1,000.00	1,029.77	3.27	.64
Class 1A — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 2 — actual return	1,000.00	1,029.81	3.27	.64
Class 2 — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 4 — actual return	1,000.00	1,028.42	4.55	.89
Class 4 — assumed 5% return	1,000.00	1,020.72	4.53	.89

Capital World Bond Fund
Class 1 — actual return	$1,000.00	$1,078.63	$2.57	.49%
Class 1 — assumed 5% return	1,000.00	1,022.74	2.50	.49
Class 1A — actual return	1,000.00	1,077.00	3.82	.73
Class 1A — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 2 — actual return	1,000.00	1,077.13	3.87	.74
Class 2 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 4 — actual return	1,000.00	1,075.46	5.13	.98
Class 4 — assumed 5% return	1,000.00	1,020.27	4.99	.98

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,135.96	$2.85	.53%
Class 1 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 1A — actual return	1,000.00	1,134.62	4.20	.78
Class 1A — assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 2 — actual return	1,000.00	1,134.44	4.20	.78
Class 2 — assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 3 — actual return	1,000.00	1,134.15	3.82	.71
Class 3 — assumed 5% return	1,000.00	1,021.63	3.62	.71
Class 4 — actual return	1,000.00	1,132.72	5.54	1.03
Class 4 — assumed 5% return	1,000.00	1,020.01	5.24	1.03

See end of tables for footnotes.

338      American Funds Insurance Series

Expense example (continued)

	Beginning account value 7/1/2020	Ending account value 12/31/2020	Expenses paid during period[1]	Annualized expense ratio

American Funds Mortgage Fund
Class 1 — actual return	$1,000.00	$1,011.01	$1.57	.31%
Class 1 — assumed 5% return	1,000.00	1,023.64	1.58	.31
Class 1A — actual return	1,000.00	1,009.84	2.84	.56
Class 1A — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 2 — actual return	1,000.00	1,009.83	2.84	.56
Class 2 — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 4 — actual return	1,000.00	1,008.07	4.10	.81
Class 4 — assumed 5% return	1,000.00	1,021.12	4.13	.81

Ultra-Short Bond Fund
Class 1 — actual return	$1,000.00	$999.11	$1.91	.38%
Class 1 — assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 1A — actual return	1,000.00	999.11	1.86	.37
Class 1A — assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 2 — actual return	1,000.00	997.28	3.12	.62
Class 2 — assumed 5% return	1,000.00	1,022.08	3.16	.62
Class 3 — actual return	1,000.00	998.21	2.77	.55
Class 3 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 4 — actual return	1,000.00	996.40	4.38	.87
Class 4 — assumed 5% return	1,000.00	1,020.82	4.43	.87

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,011.80	$1.98	.39%
Class 1 — assumed 5% return	1,000.00	1,023.24	1.99	.39
Class 1A — actual return	1,000.00	1,010.17	3.24	.64
Class 1A — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 2 — actual return	1,000.00	1,010.14	3.24	.64
Class 2 — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 3 — actual return	1,000.00	1,010.51	2.89	.57
Class 3 — assumed 5% return	1,000.00	1,022.33	2.91	.57
Class 4 — actual return	1,000.00	1,008.75	4.51	.89
Class 4 — assumed 5% return	1,000.00	1,020.72	4.53	.89

See end of tables for footnotes.

American Funds Insurance Series      339

Expense example (continued)

	Beginning account value 7/1/2020	Ending account value 12/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$1,219.94	$2.01	.36%	$4.02	.72%
Class P1 — assumed 5% return	1,000.00	1,023.33	1.83	.36	3.66	.72
Class P2 — actual return	1,000.00	1,217.79	3.46	.62	5.41	.97
Class P2 — assumed 5% return	1,000.00	1,022.02	3.15	.62	4.93	.97

Managed Risk International Fund
Class P1 — actual return	$1,000.00	$1,176.41	$1.81	.33%	$4.70	.86%
Class P1 — assumed 5% return	1,000.00	1,023.48	1.68	.33	4.37	.86
Class P2 — actual return	1,000.00	1,174.15	3.28	.60	6.23	1.14
Class P2 — assumed 5% return	1,000.00	1,022.12	3.05	.60	5.79	1.14

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$1,080.32	$1.83	.35%	$3.97	.76%
Class P1 — assumed 5% return	1,000.00	1,023.38	1.78	.35	3.86	.76
Class P2 — actual return	1,000.00	1,079.10	3.24	.62	5.44	1.04
Class P2 — assumed 5% return	1,000.00	1,022.02	3.15	.62	5.28	1.04

Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$1,091.34	$1.89	.36%	$3.47	.66%
Class P1 — assumed 5% return	1,000.00	1,023.33	1.83	.36	3.35	.66
Class P2 — actual return	1,000.00	1,089.02	3.20	.61	4.78	.91
Class P2 — assumed 5% return	1,000.00	1,022.07	3.10	.61	4.62	.91

Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$1,101.91	$1.90	.36%	$3.49	.66%
Class P1 — assumed 5% return	1,000.00	1,023.33	1.83	.36	3.35	.66
Class P2 — actual return	1,000.00	1,100.65	3.22	.61	4.81	.91
Class P2 — assumed 5% return	1,000.00	1,022.07	3.10	.61	4.62	.91

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

340      American Funds Insurance Series

Liquidity Risk Management Program

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-today operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds Insurance Series      341

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

William H. Baribault, 1945	2009	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation

James G. Ellis, 1947	2010	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Mercury General Corporation

Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	87	None

Mary Davis Holt, 1950	2015–2016; 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	87	None

R. Clark Hooper, 1946	2010	Private investor	90	None

Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	89	Mastercard Incorporated; Trimble Inc.

Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2010	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	91	None

Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None

Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

Donald D. O’Neal, 1960 Co-President	1998	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[6]	35	None

Michael C. Gitlin, 1970	2019	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	86	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071. Attention: Secretary.

342      American Funds Insurance Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Alan N. Berro, 1960 Co-President	1998	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]; Director, The Capital Group Companies, Inc.[6]

Maria Manotok, 1974 Executive Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Director, Capital Group Investment Management Limited[6]

Martin Jacobs, 1962 Vice President	2016	Partner — Capital Research Global Investors, Capital Research and Management Company

Carl M. Kawaja, 1964 Vice President	2008	Partner — Capital World Investors, Capital Research and Management Company; Chairman and Director, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]

Sung Lee, 1966 Vice President	2008	Partner — Capital Research Global Investors, Capital International, Inc.[6]; Director, The Capital Group Companies, Inc.[6]

Keiko McKibben, 1969 Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company

Renaud H. Samyn, 1974 Vice President	2010	Partner — Capital Research Global Investors, Capital International, Inc.[6]

Steven I. Koszalka, 1964 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 1971 Treasurer	2008	Vice President — Investment Operations, Capital Research and Management Company

Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company

Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company

Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]

This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.

[4]

The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).

[5]

All of the trustees and/or officers listed, with the exception of Martin Jacobs and Keiko McKibben, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

[6]	Company affiliated with Capital Research and Management Company.

American Funds Insurance Series      343

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management

LLC (Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

344      American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2021, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success	The Capital System	American Funds Insurance Series superior outcomes

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]	The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.	American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2020.
[2]

Based on Class 1 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Global Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.

[3]

Based on Class 1 share results as of December 31, 2019. Four of our five fixed income funds showed a three-year correlation below 0.1. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	Based on management fees for the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGEARX-998-0221P Litho in USA RCG/RRD/8074-S78548 © 2021 Capital Group. All rights reserved.

Item 2.     Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended December 31, 2020, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.     Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.     Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2019	2020
(a) Audit Fees	$108,167	$109,247
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$52,197	$52,718
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2019	2020
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$87,316	$309,361

(e)

(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2019 and 2020 were $149,215 and $362,079, respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal-half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule  30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 9, 2021

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: March 9, 2021